             As filed with the Securities and Exchange Commission.

                                                        '33 Act File No. 2-75059
                                                       '40 Act File No. 811-3330

================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                       Post-Effective Amendment No. 36 [x]

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 37 [x]

                         NATIONWIDE VARIABLE ACCOUNT-II
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, the Financial Statements and Part C.

It is proposed that this filing will become effective (check appropriate space):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on January 25, 2002 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a) of Rule 485

[ ]  on (date) pursuant to paragraph (a) of Rule 485

If appropriate check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-II
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                CAPTION
--------                                                                                                -------
PART A    INFORMATION REQUIRED IN A PROSPECTUS
Item 1.   Cover Page.................................................................................Cover Page
Item 2.   Definitions.................................................................Glossary of Special Terms
Item 3.   Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.   Condensed Financial Information.......................................Condensed Financial Information
Item 5.   General Description of Registrant, Depositor, and Portfolio
               Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.   Deductions and Expenses...............................................Standard Charges and Deductions
Item 7.   General Description of Variable
          Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.   Annuity Period...............................................................Annuitizing the Contract
Item 9.   Death Benefit and Distributions........................................................Death Benefits
Item 10.  Purchases and Contract Value................................................Operation of the Contract
Item 11.  Redemptions....................................................................Surrender (Redemption)
Item 12.  Taxes  ....................................................................Federal Tax Considerations
Item 13.  Legal Proceedings...................................................................Legal Proceedings
Item 14.  Table of Contents of the Statement of Additional
               Information.........................Table of Contents of the Statement of Additional Information

PART B    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.  Cover Page.................................................................................Cover Page
Item 16.  Table of Contents...................................................................Table of Contents
Item 17.  General Information and History.......................................General Information and History
Item 18.  Services.....................................................................................Services
Item 19.  Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.  Underwriters.............................................................................Underwriters
Item 21.  Calculation of Performance Information.....................................Calculation of Performance
Item 22.  Annuity Payments.....................................................................Annuity Payments
Item 23.  Financial Statements.............................................................Financial Statements

PART C    OTHER INFORMATION
Item 24.  Financial Statements and Exhibits.............................................................Item 24
Item 25.  Directors and Officers of the Depositor.......................................................Item 25
Item 26.  Persons Controlled by or Under Common Control with the Depositor or Registrant..............................................................Item 26
Item 27.  Number of Contract Owners.....................................................................Item 27
Item 28.  Indemnification...............................................................................Item 28
Item 29.  Principal Underwriter.........................................................................Item 29
Item 30.  Location of Accounts and Records..............................................................Item 30
Item 31.  Management Services...........................................................................Item 31
Item 32.  Undertakings..................................................................................Item 32

                      SUPPLEMENT DATED JANUARY 25, 2002 TO

                        PROSPECTUS DATED MAY 1, 2001 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                        NATIONWIDE VARIABLE ACCOUNT - II


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. ALL REFERENCES IN THE PROSPECTUS TO "NATIONWIDE SEPARATE ACCOUNT TRUST" OR "NSAT" ARE CHANGED TO "GARTMORE VARIABLE INSURANCE TRUST" AND "GVIT," RESPECTIVELY.

2.   EFFECTIVE DECEMBER 12, 2001, THE FOLLOWING UNDERLYING MUTUAL FUNDS CHANGED
     NAMES:

OLD UNDERLYING MUTUAL FUND NAME                                 NEW UNDERLYING MUTUAL FUND NAME
-------------------------------                                 -------------------------------
Credit Suisse Warburg Pincus Trust - Global Post-Venture        Credit Suisse Trust - Global Post-Venture Capital Portfolio
Capital Portfolio

Credit Suisse Warburg Pincus Trust - International Equity       Credit Suisse Trust - International Focus Portfolio
Portfolio

Credit Suisse Warburg Pincus Trust - Small Company Growth       Credit Suisse Trust - Small Cap Growth Portfolio
Portfolio



3.   EFFECTIVE JANUARY 25, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS CHANGED
     NAMES:

OLD UNDERLYING MUTUAL FUND NAME                                 NEW UNDERLYING MUTUAL FUND NAME
-------------------------------                                 -------------------------------
Nationwide Separate Account Trust ("NSAT") - Capital            Gartmore Variable Insurance Trust ("GVIT") - Gartmore GVIT
Appreciation Fund                                               Growth Fund: Class I
NSAT - Dreyfus NSAT Mid Cap Index Fund                          GVIT - Dreyfus GVIT Mid Cap Index Fund: Class I
NSAT - Gartmore NSAT Emerging Markets Fund                      GVIT - Gartmore GVIT Emerging Markets Fund: Class I
NSAT - Gartmore NSAT Global Technology and Communications Fund  GVIT - Gartmore GVIT Global Technology and Communications
                                                                Fund: Class I
NSAT - Gartmore NSAT International Growth Fund                  GVIT - Gartmore GVIT International Growth Fund: Class I
NSAT - Government Bond Fund                                     GVIT - Gartmore GVIT Government Bond Fund: Class I
NSAT - MAS NSAT Multi Sector Bond Fund                          GVIT - MAS GVIT Multi Sector Bond Fund: Class I
NSAT - Money Market Fund                                        GVIT - Gartmore GVIT Money Market Fund: Class I
NSAT - Nationwide Small Cap Growth Fund                         GVIT - GVIT Small Cap Growth Fund: Class I
NSAT - Nationwide Small Cap Value Fund                          GVIT - GVIT Small Cap Value Fund: Class I
NSAT - Nationwide Small Company Fund                            GVIT - GVIT Small Company Fund: Class I
NSAT - Strong NSAT Mid Cap Growth Fund                          GVIT - Strong GVIT Mid Cap Growth Fund: Class I
NSAT - Total Return Fund                                        GVIT - Gartmore GVIT Total Return Fund: Class I
NSAT - Turner NSAT Growth Focus Fund                            GVIT - Turner GVIT Growth Focus Fund: Class I

4. THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOW AVAILABLE AS INVESTMENT OPTIONS UNDER THE CONTRACT:

     GARTMORE VARIABLE INSURANCE TRUST
     o    Gartmore GVIT Investor Destinations Aggressive Fund
     o    Gartmore GVIT Investor Destinations Conservative Fund
     o    Gartmore GVIT Investor Destinations Moderate Fund
     o    Gartmore GVIT Investor Destinations Moderately Aggressive Fund
     o    Gartmore GVIT Investor Destinations Moderately Conservative Fund

5. THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER JANUARY 25, 2002:

     GARTMORE VARIABLE INSURANCE TRUST
     o    Turner GVIT Growth Focus Fund: Class I

     DREYFUS INVESTMENT PORTFOLIOS
     o    European Equity Portfolio: Initial Shares

6.   THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" ARE MODIFIED AS FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (as a percentage of underlying mutual fund net assets,
                       after reimbursements and waivers)

                                                                                                      Total Underlying
                                                                  Management      Other      12b-1       Mutual Fund
                                                                     Fees       Expenses     Fees         Expenses
                                                                  ----------    --------    ------    ----------------
GVIT Dreyfus GVIT Mid Cap Index Fund: Class I (formerly,
NSAT Dreyfus NSAT Mid Cap Index Fund)                                0.50%        0.40%      0.00%         0.90%

GVIT Gartmore GVIT Government Bond Fund: Class I (formerly,
NSAT Government Bond Fund)                                           0.50%        0.23%      0.00%         0.73%

GVIT Gartmore GVIT Growth Fund: Class I (formerly, NSAT
Capital Appreciation Fund)                                           0.60%        0.23%      0.00%         0.83%

GVIT Gartmore GVIT Investor Destinations Aggressive Fund             0.13%        0.23%      0.25%         0.61%

GVIT Gartmore GVIT Investor Destinations Conservative Fund           0.13%        0.23%      0.25%         0.61%

GVIT Gartmore GVIT Investor Destinations Moderate Fund               0.13%        0.23%      0.25%         0.61%

GVIT Gartmore GVIT Investor Destinations Moderately
Aggressive Fund                                                      0.13%        0.23%      0.25%         0.61%

GVIT Gartmore GVIT Investor Destinations Moderately
Conservative Fund                                                    0.13%        0.23%      0.25%         0.61%

GVIT Gartmore GVIT Money Market Fund: Class I (formerly,
NSAT Money Market Fund)                                              0.39%        0.22%      0.00%         0.61%

GVIT Gartmore GVIT Total Return Fund: Class I (formerly,
NSAT Total Return Fund)                                              0.58%        0.23%      0.00%         0.81%

GVIT GVIT Small Cap Growth Fund: Class I (formerly, NSAT
Nationwide Small Cap Growth Fund)                                    1.10%        0.50%      0.00%         1.60%

GVIT GVIT Small Cap Value Fund: Class I (formerly, NSAT
Nationwide Small Cap Value Fund)                                     0.90%        0.30%      0.00%         1.20%

GVIT GVIT Small Company Fund: Class I (formerly, NSAT
Nationwide Small Company Fund)                                       0.93%        0.26%      0.00%         1.19%

GVIT MAS GVIT Multi Sector Bond Fund: Class I (formerly,
NSAT MAS NSAT Multi Sector Bond Fund)                                0.75%        0.34%      0.00%         1.09%

GVIT Strong GVIT Mid Cap Growth Fund: Class I (formerly,
NSAT Strong NSAT Mid Cap Growth Fund)                                0.90%        0.27%      0.00%         1.17%

     The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

     Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                     Underlying Mutual Fund Annual Expenses
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                       BEFORE REIMBURSEMENTS AND WAIVERS)

                                                                                                      Total Underlying
                                                                  Management      Other      12b-1       Mutual Fund
                                                                     Fees       Expenses     Fees         Expenses
                                                                  ----------    --------    ------    ----------------
GVIT Gartmore GVIT Investor Destinations Aggressive Fund             0.13%        0.63%      0.25%         1.01%

GVIT Gartmore GVIT Investor Destinations Conservative Fund           0.13%        0.63%      0.25%         1.01%

GVIT Gartmore GVIT Investor Destinations Moderate Fund               0.13%        0.63%      0.25%         1.01%

GVIT Gartmore GVIT Investor Destinations Moderately
Aggressive Fund                                                      0.13%        0.63%      0.25%         1.01%

GVIT Gartmore GVIT Investor Destinations Moderately
Conservative Fund                                                    0.13%        0.63%      0.25%         1.01%

     Some underlying mutual funds assess (or reserve the right to assess) a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account. Currently, none of the underlying mutual funds assess a short-term trading fee.

7.   THE "EXAMPLE" TABLE IS MODIFIED AS FOLLOWS:

     EXAMPLE

     The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in underlying mutual fund expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

     The example reflects expenses of both the variable account and the underlying mutual funds. A 7 year CDSC schedule and a variable account charge of 1.30% are assumed.

     In addition, the example reflects the maximum $30 Contract Maintenance Charge expressed as a percentage of the average contract account size for existing contracts. Since the average contract account size issued under this prospectus is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.

                               If you surrender your contract  If you do not surrender your    If you annuitize your contract
                                at the end of the applicable    contract at the end of the      at the end of the applicable
                                        time period                applicable time period               time period
                               ------------------------------  ------------------------------  ------------------------------
                               1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
                               -----  ------  ------  -------  -----  ------  ------  -------  -----  ------  ------  -------
GVIT Dreyfus GVIT Mid Cap
Index Fund: Class I
(formerly, NSAT Dreyfus NSAT
Mid Cap Index Fund)              94     117    151      265      24      72     124     265       *      72     124     265

GVIT Gartmore GVIT Government
Bond Fund: Class I (formerly,
NSAT Government Bond Fund)       92     112    142      247      22      67     115     247       *      67     115     247

GVIT Gartmore GVIT Growth
Fund: Class I (formerly, NSAT
Capital Appreciation Fund)       93     115    147      258      23      70     120     258       *      70     120     258

GVIT Gartmore GVIT Investor
Destinations Aggressive Fund     88     100    122      207      18      55      95     207       *      55      95     207


GVIT Gartmore GVIT Investor
Destinations Conservative Fund   88     100    122      207      18      55      95     207       *      55      95     207

GVIT Gartmore GVIT Investor
Destinations Moderate Fund       88     100    122      207      18      55      95     207       *      55      95     207

                               If you surrender your contract  If you do not surrender your    If you annuitize your contract
                                at the end of the applicable    contract at the end of the      at the end of the applicable
                                        time period                applicable time period               time period
                               ------------------------------  ------------------------------  ------------------------------
                               1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
                               -----  ------  ------  -------  -----  ------  ------  -------  -----  ------  ------  -------
GVIT Gartmore GVIT Investor
Destinations Moderately
Aggressive Fund                  88     100    122      207      18      55      95     207       *      55      95     207

GVIT Gartmore GVIT Investor
Destinations Moderately
Conservative Fund                88     100    122      207      18      55      95     207       *      55      95     207

GVIT Gartmore GVIT Money
Market Fund: Class I (formerly,
NSAT Money Market Fund)          90     108    136      234      20      63     109     234       *      63     109     234

GVIT Gartmore GVIT Total
Return Fund: Class I (formerly,
NSAT Total Return Fund)          93     115    146      256      23      70     119     256       *      70     119     256

GVIT GVIT Small Cap Growth
Fund: Class I (formerly, NSAT
Nationwide Small Cap Growth
Fund)                           101     139    187      337      31      94     160     337       *      94     160     337

GVIT GVIT Small Cap Value
Fund: Class I (formerly, NSAT
Nationwide Small Cap Value
Fund)                            97     127    167      297      27      82     140     297       *      82     140     297

GVIT GVIT Small Company Fund:
Class I (formerly, NSAT
Nationwide Small Company Fund)   97     127    166      295      27      82     139     295       *      82     139     295

GVIT MAS GVIT Multi Sector
Bond Fund: Class I (formerly,
NSAT MAS NSAT Multi Sector
Bond Fund)                       96     123    161      285      26      78     134     285       *      78     134     285

GVIT Strong GVIT Mid Cap
Growth Fund: Class I
(formerly, NSAT Strong NSAT
Mid Cap Growth Fund)             96     126    165      293      26      81     138     293       *      81     138     293

------------
* The contracts sold under this prospectus do not permit annuitization during the first two contract years.

8. THE THIRD BULLET ITEM OF THE FIRST PARAGRAPH OF THE "INDIVIDUAL RETIREMENT ANNUITIES (IRAS)" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

     o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

9. THE FOURTH PARAGRAPH OF THE "INDIVIDUAL RETIREMENT ANNUITIES (IRAS)" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

     IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

10. THE THIRD BULLET ITEM OF THE FIRST PARAGRAPH OF THE "ROTH IRAS" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

     o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

11. THE "TAX SHELTERED ANNUITIES" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED TO INCLUDE THE FOLLOWING AS THE THIRD PARAGRAPH OF THE PROVISION:

     Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

12.  THE "CHARGES AND DEDUCTIONS" PROVISION IS AMENDED TO INCLUDE THE FOLLOWING:

     SHORT-TERM TRADING FEES

     Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account. Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge of such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

     Currently, none of the underlying mutual funds offered as investment options under the contract assess a short-term trading fee.

     If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

     When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

     Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

     o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

     o    contract loans or surrenders, including CDSC-free withdrawals; or

     o    transfers made upon annuitization of the contract.

     New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

13. THE PROVISION ENTITLED "MARKET TIMING FIRMS" IS REMOVED AND THE PROVISION ENTITLED "TRANSFERS AMONG THE SUB-ACCOUNTS" IS MODIFIED TO INCLUDE THE
     FOLLOWING:

     Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

     Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

     If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

14.  THE "REQUIRED DISTRIBUTIONS" PROVISION IS MODIFIED AS FOLLOWS:

     REQUIRED DISTRIBUTIONS

     Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

     The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

     REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

     In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

     Life expectancies and joint life expectancies will be determined pursuant to Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.

     Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

     REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

     Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

     1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

          a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

          b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

     In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

          a) the death of the annuitant will be treated as the death of a contract owner;

          b) any change of annuitant will be treated as the death of a contract owner; and

          c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

     These distribution provisions do not apply to any contract exempt from
     Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

     The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

     REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS AND ROTH IRAS

     Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

          a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

          b) a period not longer than the period determined under the table in Proposed Treasury Regulation 1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A7.

     For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

     For Individual Retirement Annuities and SEP IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity or SEP IRA of the contract owner.

     If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

     If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

          (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

          (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

          (c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

     If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

          (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

          (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

          (c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

     If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

     For Individual Retirement Annuities and SEP IRAs, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities or SEP IRAs.

     Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

15. THE LAST PARAGRAPH OF THE "NON-QUALIFIED CONTRACTS - NON-NATURAL PERSONS AS CONTRACT OWNERS" PROVISION UNDER THE HEADING "FEDERAL INCOME TAXES" IS MODIFIED AS FOLLOWS:

     The non-natural person rules also do not apply to contracts that are:

     o acquired by the estate of a decedent by reason of the death of the decedent;

     o issued in connection with certain qualified retirement plans and individual retirement plans;

     o purchased by an employer upon the termination of certain qualified retirement plans;

     o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

16.  THE LAST PARAGRAPH OF THE "WITHHOLDING" PROVISION IS MODIFIED AS FOLLOWS:

     If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

17.  THE "TAX CHANGES" PROVISION IS MODIFIED AS FOLLOWS:

     The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

     In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

     o    generally lowering federal income tax rates;

     o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

     o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

     o    eliminating and/or reducing the highest federal estate tax rates;

     o    increasing the estate tax credit; and

     o    for persons dying after 2009, repealing the estate tax.

     All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

18.  "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" IS MODIFIED AS
     FOLLOWS:

     GARTMORE VARIABLE INSURANCE TRUST
     Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

          DREYFUS GVIT MID CAP INDEX FUND: CLASS I (FORMERLY, DREYFUS NSAT MID CAP INDEX FUND)
          Subadviser: The Dreyfus Corporation
          Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P 400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

          GARTMORE GVIT EMERGING MARKETS FUND: CLASS I (FORMERLY, GARTMORE NSAT EMERGING MARKETS FUND)
          Subadviser: Gartmore Global Partners
          Investment Objective: Long term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market or developing countries or that derive a significant portion of their earnings or revenue from emerging market countries.

          GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I (FORMERLY, GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND) Investment Objective: Long term capital appreciation by investing under normal conditions at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communication related industries. These companies will be tied economically to a number of countries throughout the world, including the United States.

          GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I (FORMERLY, GOVERNMENT BOND
          FUND)
          Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

          GARTMORE GVIT GROWTH FUND: CLASS I (FORMERLY, CAPITAL APPRECIATION
          FUND)
          Investment Objective: Long-term capital appreciation. The Fund invests primarily in large capitalization companies. The Fund looks for companies whose earnings are expected to grow faster than other companies in the market.

          GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I (FORMERLY, GARTMORE NSAT INTERNATIONAL GROWTH FUND)
          Subadviser: Gartmore Global Partners
          Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.

          GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
          Investment Objective: To maximize total investment return primarily by seeking growth of capital. The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international funds, and 5% bonds.

          GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
          Investment Objective: To maximize total investment return by seeking income and, secondarily, long term growth of capital. The Fund invests in a target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND
          Investment Objective: To maximize total investment return by seeking growth of capital and income. The Fund invests in a target allocation mix of 30% large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND Investment Objective: To maximize total investment return primarily by seeking growth of capital, but also income. The Fund invests in a target allocation mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND Investment Objective: To maximize total investment return by seeking income and, secondarily, growth of capital. The Fund invests in a target allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35% bonds, and 25% short-term investments.

          GARTMORE GVIT MONEY MARKET FUND: CLASS I (FORMERLY, MONEY MARKET FUND) Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

          GARTMORE GVIT TOTAL RETURN FUND: CLASS I (FORMERLY, TOTAL RETURN FUND) Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.

          GVIT SMALL CAP GROWTH FUND: CLASS I (FORMERLY, NATIONWIDE SMALL CAP GROWTH FUND)
          Subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company
          Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.

          GVIT SMALL CAP VALUE FUND: CLASS I (FORMERLY, NATIONWIDE SMALL CAP VALUE FUND)
          Subadviser: The Dreyfus Corporation
          Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

          GVIT SMALL COMPANY FUND: CLASS I (FORMERLY, NATIONWIDE SMALL COMPANY
          FUND)
          Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company
          Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

          MAS GVIT MULTI SECTOR BOND FUND: CLASS I (FORMERLY, MAS NSAT MULTI SECTOR BOND FUND)
          Subadviser: Miller, Anderson & Sherrerd, LLP
          Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities.

          STRONG GVIT MID CAP GROWTH FUND: CLASS I (FORMERLY, STRONG NSAT MID CAP GROWTH FUND)
          Subadviser: Strong Capital Management Inc.
          Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid capitalization companies.

          TURNER GVIT GROWTH FOCUS FUND: CLASS I (FORMERLY, TURNER NSAT GROWTH FOCUS FUND) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER JANUARY 25,
          2002) Subadviser: Turner Investment Partners, Inc. Investment
          Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 15 to 30 common stocks.

                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

             Issued by Nationwide Life Insurance Company through its
                         Nationwide Variable Account-II

                   The date of this prospectus is May 1, 2001.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including mutual funds and other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

The following underlying mutual funds are available under the contracts:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY (SM) FAMILY OF INVESTMENTS
     o    American Century VP Balanced
     o    American Century VP Income & Growth
     o    American Century VP International
     o    American Century VP Value

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)
     o    Small Company Growth Portfolio

DREYFUS
     o Dreyfus Investment Portfolios -- European Equity Portfolio -- Initial Shares
     o    The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares
     o    Dreyfus Stock Index Fund, Inc. -- Initial Shares
     o Dreyfus Variable Investment Fund -- Appreciation Portfolio -- Initial Shares (formerly, Dreyfus Variable Investment Fund -- Capital Appreciation Portfolio)
     o Dreyfus Variable Investment Fund -- Growth & Income Portfolio -- Initial Shares*

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
     o    VIP Equity-Income Portfolio
     o    VIP Growth Portfolio
     o    VIP High Income Portfolio*
     o    VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
     o    VIP II Asset Manager Portfolio
     o    VIP II Contrafund(R) Portfolio

FIDELITY VARIABLE INSURANCE PRODUCT FUND III
     o    VIP III Growth Opportunities Portfolio

JANUS ASPEN SERIES
     o    Capital Appreciation Portfolio: Service Shares
     o    Global Technology Portfolio: Service Shares
     o    International Growth Portfolio: Service Shares

MORGAN STANLEY
     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
     o    Emerging Markets Debt Portfolio
     o    U.S. Real Estate Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
     o    Capital Appreciation Fund
     o    Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide(R) Mid Cap Index
          Fund)
     o    Gartmore NSAT Emerging Markets Fund
     o    Gartmore NSAT Global Technology and Communications Fund
     o    Gartmore NSAT International Growth Fund
     o    Government Bond Fund
     o MAS NSAT Multi Sector Bond Fund (formerly, Nationwide(R) Multi Sector Bond Fund)
     o    Money Market Fund
     o Nationwide(R) Small Cap Growth Fund (formerly, Nationwide(R) Select Advisers Small Cap Growth Fund) (subadvisers: Miller, Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company)
     o    Nationwide(R) Small Cap Value Fund (subadviser: The Dreyfus
          Corporation)
     o Nationwide(R) Small Company Fund (subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC,

          Lazard Asset Management, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company)
     o Strong NSAT Mid Cap Growth Fund (formerly, Nationwide(R) Strategic Growth Fund)
     o    Total Return Fund
     o    Turner NSAT Growth Focus Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
     o    AMT Growth Portfolio
     o    AMT Guardian Portfolio
     o    AMT Limited Maturity Bond Portfolio
     o    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
     o Oppenheimer Aggressive Growth Fund/VA (formerly, Oppenheimer Capital Appreciation Fund)
     o    Oppenheimer Bond Fund/VA
     o    Oppenheimer Capital Appreciation Fund/VA (formerly, Oppenheimer Growth
          Fund)
     o    Oppenheimer Global Securities Fund/VA
     o    Oppenheimer Main Street Growth & Income Fund/VA
     o    Oppenheimer Multiple Strategies Fund/VA

STRONG OPPORTUNITY FUND II, INC. (FORMERLY, STRONG SPECIAL FUND II, INC.)

VAN ECK WORLDWIDE INSURANCE TRUST
     o    Worldwide Bond Fund
     o    Worldwide Emerging Markets Fund
     o    Worldwide Hard Assets Fund

AVAILABLE FOR ALL CONTRACTS ISSUED ON OR AFTER MAY 1, 1987 AND BEFORE SEPTEMBER 1, 1989:

AMERICAN VARIABLE INSURANCE SERIES
     o    Growth Fund
     o    High Yield Bond Fund
     o    U.S. Government/AAA -- Rated Securities Fund

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
     o    American Century VP Capital Appreciation

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)
     o Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital Portfolio)
     o    International Equity Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
     o    International Stock Fund II
     o    Strong Discovery Fund II, Inc.

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-II may be allocated to the fixed account.

The Statement of Additional Information (dated May 1, 2001) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 45.

For general information or to obtain FREE copies of the:
     o    Statement of Additional Information;
     o prospectus, annual report or semi-annual report for any underlying mutual fund; or
     o    required Nationwide forms.

call:

               1-800-848-6331
          TDD  1-800-238-3035

or write:

          NATIONWIDE LIFE INSURANCE COMPANY
          ONE NATIONWIDE PLAZA, 1-05-P1
          COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

Information about this and other Best of America products can be found at:

                              WWW.BESTOFAMERICA.COM

THIS ANNUITY:
o    IS NOT A BANK DEPOSIT
o    IS NOT FDIC INSURED
o    IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
o    IS NOT AVAILABLE IN EVERY STATE
o    MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained -- each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account -- II, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................................

SUMMARY OF CONTRACT EXPENSES..................................................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................................

EXAMPLE.......................................................................

SYNOPSIS OF THE CONTRACTS.....................................................

FINANCIAL STATEMENTS..........................................................

CONDENSED FINANCIAL INFORMATION...............................................

NATIONWIDE LIFE INSURANCE COMPANY.............................................

NATIONWIDE INVESTMENT SERVICES CORPORATION....................................

TYPES OF CONTRACTS............................................................
     Non-Qualified Contracts
     Individual Retirement Annuities (IRAs)
     Simplified Employee Pension IRAs (SEP IRAs)
     Roth IRAs
     Tax Sheltered Annuities
     Qualified Plans

INVESTING IN THE CONTRACT.....................................................
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

CHARGES AND DEDUCTIONS........................................................
     Contract Maintenance Charge
     Mortality and Expense Risk Charge
     Administration Charge
     Contingent Deferred Sales Charge
     Premium Taxes

CONTRACT OWNERSHIP............................................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT.....................................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE...............................................................

SURRENDER (REDEMPTION)........................................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Texas Optional Retirement Program or a Louisiana
        Optional Retirement Plan
     Surrenders Under a Qualified Contract or Tax Sheltered Annuity

LOAN PRIVILEGE................................................................
     Minimum & Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT....................................................................

CONTRACT OWNER SERVICES.......................................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE.....................................................

ANNUITIZING THE CONTRACT......................................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Value of an Annuity Unit
     Assumed Investment Rate
     Exchanges Among Underlying Mutual Funds
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS................................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     How the Death Benefit Value is Determined
     Death Benefit Payment

REQUIRED DISTRIBUTIONS........................................................
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Qualified Plans or Tax Sheltered Annuities Required Distributions for IRAs or SEP IRAs
     Required Distributions for Roth IRAs
     New Minimum Required Distribution Rules

FEDERAL TAX CONSIDERATIONS....................................................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS........................................................

LEGAL PROCEEDINGS.............................................................

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY...............................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......................

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS............................

APPENDIX B: CONDENSED FINANCIAL INFORMATION...................................

SUMMARY OF CONTRACT EXPENSES

The expenses listed below are charged to all contract owners unless the contract owner meets an available exception under the contract.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
of purchase payments surrendered)........................................7%(1,2)

Range of CDSC over time:

               NUMBER OF COMPLETED YEARS FROM            CDSC
                  DATE OF PURCHASE PAYMENT            PERCENTAGE
               ------------------------------         ----------
                             0                            7%
                             1                            6%
                             2                            5%
                             3                            4%
                             4                            3%
                             5                            2%
                             6                            1%
                             7                            0%

(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:

a) up to 10% of each purchase payment made to an IRA issued on or after March 1, 1993; or

b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

Starting with the second contract year after a purchase payment has been made, the contract owner may withdraw without a CDSC the greater of:

a)   10% of each purchase payment; or

b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

(2) For contracts issued prior to December 15, 1988 the CDSC is 5% (as a percentage of the lesser of purchase payments or amounts surrendered).

The Internal Revenue Code may restrict withdrawals for contracts issued as Tax Sheltered Annuities or contracts issued to fund Qualified Plans.

MAXIMUM ANNUAL CONTRACT
MAINTENANCE CHARGE........................................................$30(3)

VARIABLE ACCOUNT CHARGES(4)
(as a percentage of daily net assets of the variable account)

Mortality and Expense Risk Charges.........................................1.25%
Administration Charge......................................................0.05%
     Total Variable Account Charges........................................1.30%

(3) The Contract Maintenance Charge is deducted annually from all contracts on each contract anniversary and upon a full surrender of the contract.

(4) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annualized rate noted above.

MAXIMUM LOAN PROCESSING FEE..................................................$25

Nationwide may charge a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities or contracts issued to fund Qualified Plans. If assessed, it compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)

                                                          Management        Other         12b-1       Total Underlying
                                                             Fees         Expenses         Fees     Mutual Fund Expenses
                                                          ----------      --------        -----     --------------------
American Century Variable Portfolios Inc. -- American
Century VP Balanced                                         0.90%           0.00%          0.00%            0.90%

American Century Variable Portfolios, Inc. -- American
Century VP Capital Appreciation                             0.98%           0.00%          0.00%            0.98%

American Century Variable Portfolios, Inc. -- American
Century VP Income & Growth                                  0.70%           0.00%          0.00%            0.70%

American Century Variable Portfolios, Inc. -- American
Century VP International                                    1.23%           0.00%          0.00%            1.23%

American Century Variable Portfolios, Inc. -- American
Century VP Value                                            1.00%           0.00%          0.00%            1.00%

American Variable Insurance Series -- Growth Fund           0.36%           0.00%          0.02%            0.38%

American Variable Insurance Series -- High Yield Bond
Fund                                                        0.50%           0.00%          0.02%            0.52%

American Variable Insurance Series -- U.S.
Government/AAA-Rated Securities Fund                        0.48%           0.00%          0.02%            0.50%

Credit Suisse Warburg Pincus Trust -- Global
Post-Venture Capital Portfolio (formerly, Warburg
Pincus Trust -- Global Post-Venture Capital Portfolio;
formerly, Warburg Pincus Trust -- Post-Venture Capital
Portfolio)                                                  1.14%           0.26%          0.00%            1.40%

Credit Suisse Warburg Pincus Trust -- International
Equity Portfolio (formerly, Warburg Pincus Trust --
International Equity Portfolio)                             1.00%           0.30%          0.00%            1.30%

Credit Suisse Warburg Pincus Trust -- Small Company
Growth Portfolio (formerly, Warburg Pincus Trust --
Small Company Growth Portfolio)                             0.90%           0.21%          0.00%            1.11%

Dreyfus Investment Portfolios -- European Equity
Portfolio -- Initial Shares                                 1.00%           0.25%          0.00%            1.25%

The Dreyfus Socially Responsible Growth Fund, Inc. --
Initial Shares                                              0.75%           0.03%          0.00%            0.78%

Dreyfus Stock Index Fund, Inc. -- Initial Shares            0.25%           0.01%          0.00%            0.26%

Dreyfus Variable Investment Fund -- Appreciation
Portfolio -- Initial Shares (formerly, Capital
Appreciation Portfolio)                                     0.75%           0.03%          0.00%            0.78%

Dreyfus Variable Investment Fund -- Growth & Income
Portfolio -- Initial Shares                                 0.75%           0.03%          0.00%            0.78%

Fidelity VIP Equity-Income Portfolio(1)                     0.48%           0.08%          0.00%            0.56%

Fidelity VIP Growth Portfolio(1)                            0.57%           0.08%          0.00%            0.65%

Fidelity VIP High Income Portfolio                          0.58%           0.10%          0.00%            0.68%

Fidelity VIP Overseas Portfolio(1)                          0.72%           0.17%          0.00%            0.89%

Fidelity VIP II Asset Manager Portfolio                     0.53%           0.08%          0.00%            0.61%

Fidelity VIP II Contrafund(R)Portfolio(1)                   0.57%           0.09%          0.00%            0.66%

Fidelity VIP III Growth Opportunities Portfolio             0.58%           0.10%          0.00%            0.68%

Janus Aspen Series -- Capital Appreciation Portfolio:
Service Shares                                              0.65%           0.02%          0.25%            0.92%

Janus Aspen Series -- Global Technology Portfolio:
Service Shares                                              0.65%           0.04%          0.25%            0.94%

Janus Aspen Series -- International Growth Portfolio:
Service Shares                                              0.65%           0.06%          0.25%            0.96%

NSAT Capital Appreciation Fund                              0.60%           0.20%          0.00%            0.80%

NSAT Dreyfus NSAT Mid Cap Index Fund (formerly,
Nationwide Mid Cap Index Fund)                              0.50%           0.15%          0.00%            0.65%

NSAT Gartmore NSAT Emerging Markets Fund                    1.15%           0.60%          0.00%            1.75%

                                                          Management        Other         12b-1       Total Underlying
                                                             Fees         Expenses         Fees     Mutual Fund Expenses
                                                          ----------      --------        -----     --------------------
NSAT Gartmore NSAT Global Technology and
Communications Fund                                         0.98%           0.37%          0.00%            1.35%

NSAT Gartmore NSAT International Growth Fund                1.00%           0.60%          0.00%            1.60%

NSAT Government Bond Fund                                   0.50%           0.16%          0.00%            0.66%

NSAT MAS NSAT Multi Sector Bond Fund (formerly,
Nationwide Multi Sector Bond Fund)                          0.75%           0.15%          0.00%            0.90%

NSAT Money Market Fund                                      0.39%           0.16%          0.00%            0.55%

NSAT Nationwide Small Cap Growth Fund (formerly,
Nationwide Select Advisers Small Cap Growth Fund)           1.10%           0.20%          0.00%            1.30%

NSAT Nationwide Small Cap Value Fund                        0.90%           0.15%          0.00%            1.05%

NSAT Nationwide Small Company Fund                          0.93%           0.28%          0.00%            1.21%

NSAT Strong NSAT Mid Cap Growth Fund (formerly,
Nationwide Strategic Growth Fund)                           0.90%           0.10%          0.00%            1.00%

NSAT Total Return Fund                                      0.58%           0.20%          0.00%            0.78%

NSAT Turner NSAT Growth Focus Fund                          0.90%           0.45%          0.00%            1.35%

Neuberger Berman AMT Growth Portfolio                       0.82%           0.08%          0.00%            0.90%

Neuberger Berman AMT Guardian Portfolio                     0.85%           0.15%          0.00%            1.00%

Neuberger Berman AMT Limited Maturity Bond Portfolio        0.65%           0.11%          0.00%            0.76%

Neuberger Berman AMT Partners Portfolio                     0.82%           0.10%          0.00%            0.92%

Oppenheimer Variable Account Funds -- Oppenheimer
Aggressive Growth Fund/VA (formerly, Oppenheimer
Capital Appreciation Fund)                                  0.62%           0.02%          0.00%            0.64%

Oppenheimer Variable Account Funds -- Oppenheimer Bond
Fund/VA                                                     0.72%           0.04%          0.00%            0.76%

Oppenheimer Variable Account Funds -- Oppenheimer
Capital Appreciation/VA (formerly, Oppenheimer Growth
Fund)                                                       0.64%           0.03%          0.00%            0.67%

Oppenheimer Variable Account Funds -- Oppenheimer
Global Securities Fund/VA                                   0.64%           0.04%          0.00%            0.68%

Oppenheimer Variable Account Funds -- Oppenheimer Main
Street Growth & Income Fund/VA                              0.70%           0.03%          0.00%            0.73%

Oppenheimer Variable Account Funds -- Oppenheimer
Multiple Strategies Fund/VA                                 0.72%           0.04%          0.00%            0.76%

Strong Opportunity Fund II, Inc. (formerly, Strong
Special Fund II, Inc.)                                      1.00%           0.11%          0.00%            1.11%

Strong Variable Insurance Funds, Inc. -- International
Stock Fund II                                               1.00%           0.16%          0.00%            1.16%

Strong Variable Insurance Funds, Inc. -- Strong
Discovery Fund II, Inc.                                     1.00%           0.22%          0.00%            1.22%

The Universal Institutional Funds, Inc. -- Emerging
Markets Debt Portfolio (formerly, Morgan Stanley Dean
Witter Universal Funds, Inc. -- Emerging Markets Debt
Portfolio)                                                  0.59%           0.81%          0.00%            1.40%

The Universal Institutional Funds, Inc. -- U.S. Real
Estate Portfolio                                            0.74%           0.36%          0.00%            1.10%

Van Eck Worldwide Insurance Trust -- Worldwide Bond Fund
                                                            1.00%           0.15%          0.00%            1.15%
Van Eck Worldwide Insurance Trust -- Worldwide Emerging
Markets Fund                                                1.00%           0.26%          0.00%            1.26%

Van Eck Worldwide Insurance Trust -- Worldwide Hard
Assets Fund                                                 1.00%           0.14%          0.00%            1.14%

------------
(1) Actual annual expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the Fund's prospectus for details.

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                                          Management        Other         12b-1       Total Underlying
                                                             Fees         Expenses         Fees     Mutual Fund Expenses
                                                          ----------      --------        -----     --------------------
Credit Suisse Warburg Pincus Trust -- Global
Post-Venture Capital Portfolio (formerly, Warburg
Pincus Trust -- Global Post-Venture Capital Portfolio)
(formerly, Warburg Pincus Trust -- Post-Venture Capital
Portfolio)                                                  1.25%           0.28%          0.00%            1.53%

Credit Suisse Warburg Pincus Trust -- International
Equity Portfolio (formerly, Warburg Pincus Trust --
International Equity Portfolio)                             1.00%           0.32%          0.00%            1.32%

Credit Suisse Warburg Pincus Trust -- Small Company
Growth Portfolio (formerly, Warburg Pincus Trust --
Small Company Growth Portfolio)                             0.90%           0.23%          0.00%            1.13%

Dreyfus Investment Portfolios -- European Equity
Portfolio -- Initial Shares                                 1.00%           0.60%          0.00%            1.60%

NSAT Capital Appreciation Fund                              0.60%           0.23%          0.00%            0.83%

NSAT Dreyfus NSAT Mid Cap Index Fund (formerly,
Nationwide Mid Cap Index Fund) (formerly, Nationwide
Select Advisers Mid Cap Fund)                               0.50%           0.40%          0.00%            0.90%

NSAT Gartmore NSAT Emerging Markets Fund                    1.15%           2.94%          0.00%            4.09%

NSAT Gartmore NSAT Global Technology and Communications
Fund                                                        0.98%           1.59%          0.00%            2.57%

NSAT Gartmore NSAT International Growth Fund                1.00%           1.88%          0.00%            2.88%

NSAT Government Bond Fund                                   0.50%           0.23%          0.00%            0.73%

NSAT MAS NSAT Multi Sector Bond Fund (formerly,
Nationwide Multi Sector Bond Fund)                          0.75%           0.34%          0.00%            1.09%

NSAT Money Market Fund                                      0.39%           0.22%          0.00%            0.61%

NSAT Nationwide Small Cap Growth Fund (formerly,
Nationwide Select Advisers Small Cap Growth Fund)           1.10%           0.50%          0.00%            1.60%

NSAT Nationwide Small Cap Value Fund                        0.90%           0.30%          0.00%            1.20%

NSAT Strong NSAT Mid Cap Growth Fund (formerly,
Nationwide Strategic Growth Fund)                           0.90%           0.27%          0.00%            1.17%

NSAT Total Return Fund                                      0.58%           0.23%          0.00%            0.81%

NSAT Turner NSAT Growth Focus Fund                          0.90%           4.13%          0.00%            5.03%

Strong Opportunity Fund II, Inc. (formerly, Strong
Special Fund II, Inc.)                                      1.00%           0.18%          0.00%            1.18%

Strong Variable Insurance Funds, Inc. -- International
Stock Fund II                                               1.00%           0.58%          0.00%            1.58%

Strong Variable Insurance Funds, Inc. -- Strong
Discovery Fund II, Inc.                                     1.00%           0.25%          0.00%            1.25%

The Universal Institutional Funds, Inc. -- Emerging
Markets Debt Portfolio (formerly, Morgan Stanley Dean
Witter Universal Funds, Inc. -- Emerging Markets Debt
Portfolio)                                                  0.80%           0.81%          0.00%            1.61%

The Universal Institutional Funds, Inc. -- U.S. Real
Estate Portfolio                                            0.80%           0.36%          0.00%            1.16%

Van Eck Worldwide Insurance Trust -- Worldwide Bond Fund    1.00%           0.21%          0.00%            1.21%

Van Eck Worldwide Insurance Trust -- Worldwide Emerging
Markets Fund                                                1.00%           0.33%          0.00%            1.33%

Van Eck Worldwide Insurance Trust -- Worldwide Hard
Assets Fund                                                 1.00%           0.16%          0.00%            1.16%

EXAMPLE

The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in underlying mutual fund expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

The example reflects expenses of both the variable account and the underlying mutual funds. A 7 year CDSC schedule and a variable account charge of 1.30% are assumed.

In addition, the example reflects the maximum $30 Contract Maintenance Charge expressed as a percentage of the average contract account size for existing contracts. Since the average contract account size issued under this prospectus is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.

                               If you surrender your contract   If you do not surrender your   If you annuitize your contract
                                at the end of the applicable     contract at the end of the     at the end of the applicable
                                        time period                applicable time period               time period
                               ------------------------------  ------------------------------  ------------------------------
                               1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
                               -----  ------  ------  -------  -----  ------  ------  -------  -----  ------  ------  -------
American Century Variable
Portfolios, Inc. - American
Century VP Balanced              94     117     151      265     24      72     124      265      *      72     124      265

American Century Variable
Portfolios, Inc. - American
Century VP Capital
Appreciation                     94     120     155      274     24      75     128      274      *      75     128      274

American Century Variable
Portfolios, Inc. - American
Century VP Income & Growth       91     111     140      244     21      66     113      244      *      66     113      244

American Century Variable
Portfolios, Inc. - American
Century VP International         97     128     168      300     27      83     141      300      *      83     141      300

American Century Variable
Portfolios, Inc. - American
Century VP Value                 95     121     156      276     25      76     129      276      *      76     129      276

American Variable Insurance
Series - Growth Fund             88     100     122      207     18      55      95      207      *      55      95      207

American Variable Insurance
Series - High Yield Bond Fund    89     105     130      222     19      60     103      222      *      60     103      222

American Variable Insurance
Series - U.S. Government/AAA
- Rated Securities Fund          89     104     129      220     19      59     102      220      *      59     102      220

Credit Suisse Warburg Pincus
Trust -  Global Post-Venture
Capital Portfolio (formerly,
Warburg Pincus Trust -
Global Post-Venture Capital
Portfolio) (formerly, Warburg
Pincus Trust - Post-Venture
Capital Portfolio)               99     133     177      317     29      88     150      317      *      88     150      317

                               If you surrender your contract   If you do not surrender your   If you annuitize your contract
                                at the end of the applicable     contract at the end of the     at the end of the applicable
                                        time period                applicable time period               time period
                               ------------------------------  ------------------------------  ------------------------------
                               1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
                               -----  ------  ------  -------  -----  ------  ------  -------  -----  ------  ------  -------
Credit Suisse Warburg Pincus
Trust - International Equity
Portfolio  (formerly, Warburg
Pincus Trust - International
Equity Portfolio)                98     130     172      307     28      85     145      307      *      85     145      307

Credit Suisse Warburg Pincus
Trust - Small Company Growth
Portfolio (formerly, Warburg
Pincus Trust - Small Company
Growth Portfolio)                96     124     162      287     26      79     135      287      *      79     135      287

Dreyfus Investment Portfolios
- European Equity Portfolio -
Initial Shares                   97     128     169      302     27      83     142      302      *      83     142      302

The Dreyfus Socially
Responsible Growth Fund, Inc.
- Initial Shares                 92     114     145      253     22      69     118      253      *      69     118      253

Dreyfus Stock Index Fund, Inc.
- Initial Shares                 87     97      117      195     17      52     90       195      *      52      90      195

Dreyfus Variable Investment
Fund - Appreciation Portfolio
- Initial Shares (formerly,
Capital Appreciation Portfolio)  92     114     145      253     22      69     118      253      *      69     118      253

Dreyfus Variable Investment
Fund - Growth & Income
Portfolio - Initial Shares       92     114     145      253     22      69     118      253      *      69     118      253

Fidelity VIP Equity-Income
Portfolio                        90     107     133      229     20      62     106      229      *      62     106      229

Fidelity VIP Growth Portfolio    91     110     138      239     21      65     111      239      *      65     111      239

Fidelity VIP High Income
Portfolio                        91     110     139      242     21      65     112      242      *      65     112      242

Fidelity VIP Overseas Portfolio  97     117     150      264     23      72     123      264      *      72     123      264

Fidelity VIP II Asset Manager
Portfolio                        90     108     136      234     20      63     109      234      *      63     109      234

Fidelity VIP II Contrafund(R)
Portfolio                        91     110     138      240     21      65     111      240      *      65     111      240

Fidelity VIP III Growth
Opportunities Portfolio          91     110     139      242     21      65     112      242      *      65     112      242

Janus Aspen Series - Capital
Appreciation Portfolio:
Service Shares                   91     110     139      241     21      65     112      241      *      65     112      241

Janus Aspen Series - Global
Technology Portfolio: Service
Shares                           91     111     140      243     21      66     113      243      *      66     113      243

Janus Aspen Series -
International Growth
Portfolio: Service Shares        92     111     141      245     22      66     114      245      *      66     114      245

NSAT Capital Appreciation Fund   92     114     146      255     22      69     119      255      *      69     119      255

                               If you surrender your contract   If you do not surrender your   If you annuitize your contract
                                at the end of the applicable     contract at the end of the     at the end of the applicable
                                        time period                applicable time period               time period
                               ------------------------------  ------------------------------  ------------------------------
                               1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
                               -----  ------  ------  -------  -----  ------  ------  -------  -----  ------  ------  -------
NSAT Dreyfus NSAT Mid Cap
Index Fund (formerly,
Nationwide Mid Cap Index
Fund) (formerly, Nationwide
Select Advisers Mid Cap Fund)    91     110     138      239     21      65     111      239      *      65     111      239

NSAT Gartmore NSAT Emerging
Markets Fund                    102     144     195      351     32      99     168      351      *      99     168      351

NSAT Gartmore NSAT Global
Technology and Communications
Fund                             98     132     175      312     28      87     148      312      *      87     148      312

NSAT Gartmore NSAT
International Growth Fund       101     139     187      337     31      94     160      337      *      94     160      337

NSAT Government Bond Fund        91     110     138      240     21      65     111      240      *      65     111      240

NSAT MAS NSAT Multi Sector
Bond Fund (formerly,
Nationwide Multi Sector Bond
Fund)                            94     117     151      265     24      72     124      265      *      72     124      265

NSAT Money Market Fund           90     106     132      228     20      61     105      228      *      61     105      228

NSAT Nationwide Small Cap
Growth Fund (formerly,
Nationwide Select Advisers
Small Cap Growth Fund)           98     130     172      307     28      85     145      307      *      85     145      307

NSAT Nationwide Small Cap
Value Fund                       95     122     159      281     25      77     132      281      *      77     132      281

NSAT Nationwide Small Company
Fund                             97     127     167      298     27      82     140      298      *      82     140      298

NSAT Strong NSAT Mid Cap
Growth Fund (formerly,
Nationwide Strategic Growth
Fund)                            95     121     156      276     25      76     129      276      *      76     129      276

NSAT Total Return Fund           92     114     145      253     22      69     118      253      *      69     118      253

NSAT Turner NSAT Growth Focus
Fund                             98     132     175      312     28      87     148      312      *      87     148      312

Neuberger Berman AMT Growth
Portfolio                        94     117     151      265     24      72     124      265      *      72     124      265

Neuberger Berman AMT Guardian
Portfolio                        95     121     156      276     25      76     129      276      *      76     129      276

Neuberger Berman AMT Limited
Maturity Bond Portfolio          92     113     144      250     22      68     117      250      *      68     117      250

Neuberger Berman AMT Partners
Portfolio                        94     118     152      267     24      73     125      267      *      73     125      267

Oppenheimer Variable Account
Funds - Oppenheimer
Aggressive Growth Fund/VA
(formerly, Oppenheimer
Capital Appreciation Fund)       91     109     137      237     21      64     110      237      *      64     110      237

Oppenheimer Variable Account
Funds - Oppenheimer Bond
Fund/VA                          92     113     144      250     22      68     117      250      *      68     117      250

                               If you surrender your contract   If you do not surrender your   If you annuitize your contract
                                at the end of the applicable     contract at the end of the     at the end of the applicable
                                        time period                applicable time period               time period
                               ------------------------------  ------------------------------  ------------------------------
                               1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
                               -----  ------  ------  -------  -----  ------  ------  -------  -----  ------  ------  -------
Oppenheimer Variable Account
Funds - Oppenheimer Capital
Appreciation Fund/VA
(formerly, Oppenheimer Growth
Fund)                            91     110     139      241     21      65     112      241      *      65     112      241

Oppenheimer Variable Account
Funds - Oppenheimer Global
Securities Fund/VA               91     110     139      242     21      65     112      242      *      65     112      242

Oppenheimer Variable Account
Funds - Oppenheimer Main
Street Growth & Income Fund/VA   92     112     142      247     22      67     115      247      *      67     115      247

Oppenheimer Variable Account
Funds - Oppenheimer Multiple
Strategies Fund/VA               92     113     144      250     22      68     117      250      *      68     117      250

Strong Opportunity Fund II,
Inc. (formerly, Strong Special
Fund II, Inc.)                   96     124     162      287     26      79     135      287      *      79     135      287

Strong Variable Insurance
Funds, Inc. - Strong Discovery
Fund II, Inc.                    97     128     168      299     27      83     141      299      *      83     141      299

Strong Variable Insurance
Funds, Inc. - International
Stock Fund II                    96     126     165      292     26      81     138      292      *      81     138      292

The Universal Institutional
Funds, Inc. - Emerging Markets
Debt Portfolio (formerly,
Morgan Stanley Dean Witter
Universal Funds, Inc. -
Emerging Markets Debt
Portfolio)                       99     133     177      317     29      88     150      317      *      88     150      317

The Universal Institutional
Funds, Inc. - U.S. Real Estate
Portfolio                        96     124     162      286     26      79     135      286      *      79     135      286

Van Eck Worldwide Insurance
Trust - Worldwide Bond Fund      96     125     164      291     26      80     137      291      *      80     137      291

Van Eck Worldwide Insurance
Trust - Worldwide Emerging
Markets Fund                     97     129     170      303     27      84     143      303      *      84     143      303

Van Eck Worldwide Insurance
Trust - Worldwide Hard Assets
Fund                             96     125     164      290     26      80     137      290      *      80     137      290

------------
*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract owner" will also mean "participant" unless the plan otherwise permits or requires the contract owner to exercise contract rights under the terms of the plan.

The contracts can be categorized as either:
     o    Non-Qualified;
     o    Individual Retirement Annuities ("IRAs");
     o    SEP IRAs;
     o    Roth IRAs;
     o    Tax Sheltered Annuities; or
     o    Qualified.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                       MINIMUM INITIAL           MINIMUM
CONTRACT TYPE          PURCHASE PAYMENT          SUBSEQUENT PAYMENTS
-------------          ----------------          -------------------
Non-Qualified               $1,500                       $10
IRA                             $0                       $10
Roth IRA                        $0                       $10
SEP IRA                         $0                       $10
Tax Sheltered
   Annuity                      $0                       $10
Qualified                       $0                       $10

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account. Nationwide assesses these charges in return for bearing certain mortality and administrative risks.

Nationwide deducts an Administrative Charge equal to an annualized rate of 0.05% of the daily net assets of the variable account. Nationwide assesses this charge for reimbursement of administrative expenses relating to contract issuance and maintenance.

Nationwide deducts the following Contract Maintenance Charges (see "Contract Maintenance Charge"):


       AMOUNT       TYPE OF CONTRACT ISSUED
       ------       -----------------------
       $30.00       - Non-Qualified Contracts
                    - Individual Retirement Annuities
                    - Roth IRAs
                    - Tax Sheltered Annuities (issued prior to December 17,
                      1990) -Qualified Contracts (issued pursuant to a 401
                      plan prior to January 14, 1991).

       $12.00       - Tax Sheltered Annuity Contracts issued on or after
                      December 17, 1990 and before August 1, 1994.

  $0.00 to $30.00   - Qualified Contracts issued on or after January 14, 1991
                      and before August 1, 1994.

  $0.00 TO $12.00   - Qualified Contracts (issued on $0.00 to $12.00 or after
                      August 1, 1994).
                    - SEP IRAs
                    - Tax Sheltered Annuity Contracts (issued on or after
                      August 1, 1994).

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

For contracts issued prior to December 15, 1988, the CDSC will not exceed the lesser of (see "Contingent Deferred Sales Charge"):

     1)   5% of the amount surrendered; or

     2) 5% of the total of all purchase payments made within 8 years of the surrender date.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges (for more information on the calculation of accumulation unit values, see "Variable Payment Annuity"). Please refer to Appendix B for information regarding accumulation units.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES (IRAs)

IRAs are contracts that satisfy the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $2,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts and Individual Retirement Annuities, from Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAs (SEP IRAs)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established by an employer must satisfy:

o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

ROTH IRAs

Roth IRA contracts are contracts that satisfy the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement that should have been received when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludible from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on October 7, 1981, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under

Individual Retirement Annuities, Roth IRAs, SEP IRAs, Tax Sheltered Annuities, and Qualified Contracts.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs: 1) shares of a current underlying mutual fund are no longer available for investment; or 2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

CHARGES AND DEDUCTIONS

CONTRACT MAINTENANCE CHARGE

On each contract anniversary (and upon a full surrender of the contract), Nationwide deducts a Contract Maintenance Charge. This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. Contract Maintenance Charges are as follows:

MAINTENANCE CHARGE  CONTRACT TYPE
------------------  -------------
$30.00              - Non-Qualified Contracts
                    - Individual Retirement Annuities
                    - Roth IRAs
                    - Tax Sheltered Annuities (issued prior to December 17,
                      1990)
                    - Qualified Contracts (issued pursuant to a 401 plan prior to January 14, 1991).(1)

$12.00              - Tax Sheltered Annuity Contracts (issued on or after
                      December 17, 1990 and before August 1, 1994).(2)

$0.00 to $30.00     - Qualified Contracts (issued on or after January 14, 1991 and before August 1, 1994).(3)

$0.00 to $12.004    - Qualified Contracts (issued on or after August 1, 1994)
                    - SEP IRAs
                    - Tax Sheltered Annuity Contracts (issued on or after August
                      1, 1994).

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account and the fixed account based on the value in each option at the time of withdrawal as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

(1) Qualified contracts issued on or after 1/14/91 pursuant to a plan funded by contracts issued prior to 1/14/91, will have a Contract Maintenance Charge of $30.00.

(2) This charge may be lowered to reflect savings in administration of the contracts.

(3) Variances based on internal underwriting guidelines can result in a reduction of charges in incremental amounts of $5.00. Underwriting considerations include: size of the group; average participant account balance transferred to Nationwide; and administrative savings.

(4) The amount of the charge is determined based on Nationwide's underwriting guidelines.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge is equal to an annual rate of 0.80% of the daily net assets of the variable account. The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The Expense Risk Charge is equal to an annualized rate of 0.45% of the daily net assets of the variable account. The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE

Nationwide deducts an Administration Charge equal to an annualized rate of 0.05% of the daily net asset of the variable account. The Administration Charge compensates Nationwide for administrative expenses related to contract issuance and maintenance.

If this charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered. For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)


The CDSC applies to contracts issued on or after December 15, 1988 as follows:

               Number of Completed Years
                  from Date of Purchase                 CDSC
                         Payment                     Percentage
               -------------------------             ----------
                            0                            7%
                            1                            6%
                            2                            5%
                            3                            4%
                            4                            3%
                            5                            2%
                            6                            1%
                            7                            0%

For contracts issued prior to December 15, 1988, the CDSC will not exceed the lesser of:

1)   5% of the amount surrendered; or

2) 5% of the total of all purchase payments made within 8 years of the surrender date.

After the first year from the date of each purchase payment, the contract owner may withdraw without a CDSC up to 5% of that purchase payment for each year it has remained on deposit (less the amount of such purchase payment previously surrendered free of charge) without a CDSC.

The CDSC is used to cover sales expenses, including commissions (maximum of 5.25% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Contract Maintenance Charge and other variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

a) up to 10% of each purchase payment under Individual Retirement Annuities issued on or after March 1, 1993; or

b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

Starting with the second contract year, the contract owner may withdraw without a CDSC the greater of:

a)   10% of each purchase payment; or

     b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

     1) upon the annuitization of contracts which have been in force for at least two years;

     2)   upon payment of a death benefit; or

     3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the fixed account or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw, CDSC-free, the greater of a) or b), where:

     a) is the amount which would otherwise be available for withdrawal without a CDSC; and

     b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

For Tax Sheltered Annuity Contracts issued on or after December 17, 1990, Qualified Contracts sold in conjunction with 401 cases sold on or after January 14, 1991, and SEP IRA Contracts sold on or after January 14, 1991, Nationwide will waive the CDSC when:

     a) the plan participant experiences a case of hardship (as provided in Internal Revenue Code Section 403(b) and as defined for purposes of Internal Revenue Code Section 401(k));

     b) the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));

     c) the plan participant attains age 59 1/2 and has participated in the contract for at least 5 years, as determined from the contract anniversary date immediately preceding the distribution;

     d) the plan participant has participated in the contract for at least 15 years as determined from the contract anniversary date immediately preceding the distribution;

     e)   the plan participant dies; or

     f) the contract is annuitized after 2 years from the inception of the contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

     1)   the time the contract is surrendered;

     2)   annuitization; or

     3)   such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract, including the right to designate and change any designations of the contract owner, contingent owner, annuitant, contingent annuitant, beneficiary, contingent beneficiary, annuity payment option, and annuity commencement date. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

     o    on a Nationwide form;

     o    signed by the contract owner; and

     o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract. If a contract owner who is NOT the annuitant dies before the annuitization date, the joint owner becomes the contract owner.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

     o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

     o the exercise of any ownership right in the contract will require a written request signed by both joint owners;

     o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently of either joint owner; and

     o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person designated to receive annuity payments during annuitization of the contract and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be change prior to the annuitization date with the consent of Nationwide.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. The beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                                                              MINIMUM
                                   MINIMUM INITIAL           SUBSEQUENT
          CONTRACT TYPE            PURCHASE PAYMENT           PAYMENTS
          -------------            ----------------          ----------
          Non-Qualified                 $1,500                   $10
          IRA                               $0                   $10
          Roth IRA                          $0                   $10
          SEP IRA                           $0                   $10
          Tax Sheltered Annuity             $0                   $10
          Qualified                         $0                   $10

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

     o    New Year's Day                     o   Independence Day
     o    Martin Luther King, Jr. day        o   Labor Day
     o    Presidents' Day                    o   Thanksgiving
     o    Good Friday                        o   Christmas
     o    Memorial Day

Nationwide also will not price purchase payments if:

     1)   trading on the New York Stock Exchange is restricted;

     2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in 2) and 3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to the sub-accounts and the fixed account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any contract owner. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is:

     1) the value of amounts allocated to the sub-accounts of the variable account;

     2)   and amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value -- Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where

a)   is the sum of:

     1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c) is a factor representing the daily variable account charges. The factor is equal to an annualized rate of 1.30% of the daily net assets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

     1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

     2)   adding any interest earned on the amounts allocated.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an Interest Rate Guarantee Period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an Interest Rate Guarantee Period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an Interest Rate Guarantee Period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time prior to annuitization. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 25% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account from the variable account when the fixed account value is equal to or greater than 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

Transfers After Annuitization

After annuitization, transfers may be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account or to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

     o submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

     o submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA, SEP IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amount surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC either from:

     a)   the amount requested; or

     b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the remaining contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

     o    variable account charges;

     o    underlying mutual fund charges;

     o    the investment performance of the underlying mutual funds; and

     o    amounts allocated to the fixed account and any interest credited.

A CDSC may apply.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

     o    the participant dies;

     o    the participant retires;

     o    the participant terminates employment due to total disability; or

     o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

SURRENDERS UNDER A QUALIFIED CONTRACT OR TAX SHELTERED ANNUITY

Contract owners of a Qualified Contract or Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B)   The surrender limitations described in Section A also apply to:

     1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

Surrender provisions may be modified pursuant to the plan terms and tax provisions of the Internal Revenue Code when a contract is issued to fund a Qualified Plan.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Contract provisions may be modified pursuant to plan terms when the contract is issued to fund a Qualified Plan.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Qualified Contracts and Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

                 CONTRACT VALUES        MAXIMUM OUTSTANDING LOAN BALANCE ALLOWED
                 ---------------        ----------------------------------------
NONERISA PLANS   up to $20,000          up to 80% of contract value (not more
                                        than $10,000)

                 $20,000 and over       up to 50% of contract value (not more
                                        than $50,000*)

ERISA PLANS      All                    up to 50% of contract value (not more
                                        than $50,000*)

------------
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

     o    the contract is surrendered;

     o    the contract owner/annuitant dies;

     o the contract owner who is not the annuitant dies prior to annuitization; or

     o    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. IRAs, Roth IRAs, SEP IRAs, Qualified Contracts and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account. Requests for asset rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan or Tax Sheltered Annuity. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, the Fidelity VIP High Income Portfolio, the NSAT Government Bond Fund, the NSAT Money Market Fund and the Neuberger Berman AMT Limited Maturity Bond Portfolio to any other underlying mutual fund.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire as to whether any Enhanced Rate Dollar Cost Averaging programs are available. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging Program

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the NSAT Money Market Fund. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

If a CDSC applies, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

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     1)   10% of all purchase payments made to the contract as of the withdrawal date; or

     2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

     o    the age (or date) specified in your contract; or

     o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     1)   an annuity payment option; and

     2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

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VALUE OF AN ANNUITY UNIT

Annuity unit values for sub-accounts are determined by:

     1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

     2) multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the valuation period.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

EXCHANGES AMONG UNDERLYING MUTUAL FUNDS

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

     o the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

     o an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

     1) LIFE ANNUITY. An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

     2) JOINT AND LAST SURVIVOR ANNUITY. An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

     3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED. An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

          The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Qualified Contracts, IRAs, SEP IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NONQUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the annuitant becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

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Distributions under Non-Qualified Contracts will be made pursuant to the
"Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT -- NONQUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant -- Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

HOW THE DEATH BENEFIT VALUE IS DETERMINED

The death benefit value is determined as of the date Nationwide receives:

     1)   proper proof of the annuitant's death;

     2)   an election specifying the distribution method; and

     3)   any state required form(s).

The beneficiary may elect to receive the death benefit:

     1)   in a lump sum;

     2)   as an annuity; or

     3)   in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

DEATH BENEFIT PAYMENT

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 1998 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVED APPLICABLE CONTRACT MODIFICATIONS:

     o If the annuitant dies prior to his or her 75th birthday, the dollar amount of the death benefit will be the greater of:

          1)   the contract value; or

          2) the sum of all purchase payments, less an adjustment for amounts surrendered.

          The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

     o If the annuitant dies on or after his or her 75th birthday and prior to annuitization, the death benefit will equal the contract value.

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 1998 OR THE DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVED APPLICABLE CONTRACT MODIFICATIONS:

     o If the annuitant dies prior to his or her 75th birthday, the dollar amount of the death benefit will be the greater of:

          1)   the contract value; or

          2)   the sum of all purchase payments, less any amounts surrendered.

     o If the annuitant dies on or after his or her 75th birthday and prior to annuitization, the death benefit will equal the contract value.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following:

     3) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     4) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract

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

          value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

          c) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations;

          d) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

     d) the death of the annuitant will be treated as the death of a contract owner;

     e) any change of annuitant will be treated as the death of a contract owner; and

     f) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS OR TAX SHELTERED ANNUITIES

Distributions from Qualified Contracts or Tax Sheltered Annuities will be made according to the Minimum Distribution and the Minimum Distribution Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:

     c) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

     d) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in (a) or (b), the payments will begin on the required beginning date. The required beginning date is the later of:

     a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

     b)   the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distributions commencing on the required distribution date must satisfy MDIB provisions set forth in the Internal Revenue Code. Those provisions require that distribution cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity by the end of the previous calendar year by:

     a)   the annuitant's life expectancy, or if applicable;

     b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

     a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

     b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

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If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR IRAS OR SEP IRAS

Distributions from an IRA or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

     a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

     b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the IRA or SEP IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

     a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

          1) treat the contract as an Individual Retirement Annuity or SEP IRA established for his or her benefit; or

          2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

     b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which nondeductible purchase payments exceed prior nontaxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity or SEP IRA must annually report the amount of nondeductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed nontaxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Individual Retirement Annuity or SEP IRA distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

Simplified Employee Pensions (SEPS) and Salary Reduction Simplified Employee Pensions (SAR SEPS), described in Internal Revenue Code Section 408(k) are taxed in a manner similar to IRAs, and are subject to similar distribution requirements as IRAs. SAR SEPs cannot be established after 1996.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

     a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

          1) treat the contract as a Roth IRA established for his or her benefit; or

          2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in

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

               which the contract owner would have reached age 70 1/2; or

     b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

NEW MINIMUM REQUIRED DISTRIBUTION RULES

In January 2001, the Department of the Treasury promulgated new Minimum Required Distribution rules, which are to be applicable to Qualified Plans, Tax Sheltered Annuities, and IRAs. These rules are proposed to be effective for 2002 and subsequent years.

The new Minimum Required Distribution rules have substantially simplified the calculation of the required distributions. Under the proposed regulations:

     a) a uniform table is used to determine the contract owner/participant's life expectancy and uses the joint life expectancy of the contract owner/participant and a person 10 years younger recalculated annually; and

     b) if the contract owner/participant's spouse is the sole designated beneficiary and is more than 10 years younger than the contract owner/beneficiary, then their joint life expectancy, recalculated annually, may be used instead.

These life expectancies will generally be longer than the life expectancies that are available under the previous proposed regulations, thereby permitting the distribution to be spread out over a longer period of time.

In addition, the designated beneficiary's identity does not have to be determined until December 31 of the year following the contract owner/participant's death. Under the previous proposed regulations, the designated beneficiary had to be determined no later than the required beginning date (generally, when the contract owner/participant attained age 70 1/2).

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

o    IRAs;

o    SEP IRAs;

o    Roth IRAs;

o    Tax Sheltered Annuities; and

o    NonQualified Contracts.

IRAs and SEP IRAs

Distributions from IRAs and SEP IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

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

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is also generally applicable. The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any nonqualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses;

o used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts  Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts  Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The nonnatural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans; or

o purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory backup withholding. Mandatory backup withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to nonresident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a direct skip and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     a) an individual who is two or more generations younger than the contract owner; or

     b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

     o    precious metals;

     o    real estate;

     o    stocks and bonds;

     o    closed-end funds;

     o    bank money market deposit accounts and passbook savings;

     o    CDs; and

     o    the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

     o    S&P 500;

     o    Shearson/Lehman Intermediate Government/Corporate Bond Index;

     o    Shearson/Lehman Long-Term Government/Corporate Bond Index;

     o    Donoghue Money Fund Average;

     o    U.S. Treasury Note Index;

     o    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and

     o    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

     o    Lipper Analytical Services, Inc.;

     o    CDA/Wiesenberger;

     o    Morningstar;

     o    Donoghue's;

     o    magazines such as:

          -    Money;

          -    Forbes;

          -    Kiplinger's Personal Finance Magazine;

          -    Financial World;

          -    Consumer Reports;

          -    Business Week;

          -    Time;

          -    Newsweek;

          -    National Underwriter; and

          -    News and World Report;

     o    LIMRA;

     o    Value;

     o    Best's Agent Guide;

     o    Western Annuity Guide;

     o    Comparative Annuity Reports;

     o    Wall Street Journal;

     o    Barron's;

     o    Investor's Daily;

     o    Standard & Poor's Outlook; and

     o    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-account's standardized average annual total return, calculated in a manner prescribed by the SEC, and non-standardized average annual total return ("non-standardized return").

Standardized average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). Any calculation will reflect the standard 7-year CDSC schedule (see "Contingent Deferred Sales Charge") and the deduction of all charges that could be made to the contracts, except for premium taxes, which may be imposed by certain states.

Non-standardized return, calculated similar to standardized average annual total return, shows the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $10,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which is used in calculating the standardized average annual total return.

If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.

The standardized average annual total return and non-standardized total return quotations are calculated using data for the period ended December 31, 2000. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                             10 Years or Date        Date Fund
                                                                             Fund Available in      Available in
                                              1 Year To      5 Years To      Variable Account       the Variable
            SubAccount Options                12/31/00       12/31/00          To 12/31/00            Account
            ------------------                ---------      ----------      -----------------      ------------
American Century Variable Portfolios, Inc.
- American Century VP Balanced                  -13.43%          5.61%               5.34%             05-01-92

American Century Variable Portfolios, Inc.
- American Century VP Capital Appreciation       -2.38%          4.92%               8.83%             12-01-87

American Century Variable Portfolios, Inc.
- American Century Income & Growth              -50.74%            N/A              -0.87%             05-01-98

American Century Variable Portfolios, Inc.
- American Century VP International             -26.44%         12.81%               9.50%             08-01-94

American Century Variable Portfolios, Inc.
- American Century VP Value                       6.62%            N/A               7.14%             12-23-96

American Variable Insurance Series
Growth Fund                                      -6.63%         22.85%              19.11%             10-20-89

American Variable Insurance Series - High
Yield Bond Fund                                 -13.80%          0.95%               6.02%             10-20-89

American Variable Insurance Series - US
Government/AAA-Rated Securities Fund              0.25%          1.27%               3.58%             10-20-89

Credit Suisse Warburg Pincus Trust
(formerly, Warburg Pincus Trust) - Global
PostVenture Capital Portfolio (formerly,
Warburg Pincus Trust  PostVenture               -28.38%            N/A               8.04%             12-23-96
Capital Portfolio)

Credit Suisse Warburg Pincus Trust
International Equity Portfolio (formerly,
Warburg Pincus Trust - International
Equity Portfolio)                               -34.44%          0.47%               1.19%             07-03-95

Credit Suisse Warburg Pincus Trust - Small
Company Growth Portfolio (formerly,
Warburg Pincus Trust - Small Company
Growth Portfolio)                               -27.62%          7.63%              11.28%             07-03-95

Dreyfus Investment Portfolios - European
Equity Portfolio - Initial Shares                   N/A            N/A             -19.04%             05-01-00

The Dreyfus Socially Responsible Growth
Fund, Inc. - Initial Shares                     -21.12%         14.46%              14.53%             10-01-93

Dreyfus Stock Index Fund, Inc. - Initial
Shares                                          -19.51%         14.04%              13.37%             09-20-93

Dreyfus Variable Investment Fund -
Appreciation Portfolio - Initial Shares
(formerly, Capital Appreciation Portfolio)      -11.59%            N/A               6.21%             07-14-97

Dreyfus Variable Investment Fund - Growth
& Income Portfolio - Initial Shares             -14.46%            N/A               5.03%             12-23-96

Fidelity VIP Equity-Income Portfolio             -2.98%          9.25%               9.08%             05-01-87

Fidelity VIP Growth Portfolio                   -21.07%         15.24%              16.87%             12-01-87

Fidelity VIP High Income Portfolio              -31.62%         -3.05%               6.78%             05-01-87

Fidelity VIP Overseas Portfolio                 -28.53%          6.05%               5.33%             05-01-87

Fidelity VIP II Asset Manager Portfolio         -14.60%          6.87%               8.49%             09-01-89

Fidelity VIP II Contrafund(R)Portfolio          -17.07%         13.76%              14.16%             07-03-95

Fidelity VIP III Growth Opportunities
Portfolio                                       -26.66%            N/A              -0.75%             07-14-97

Janus Aspen Series - Capital Appreciation
Portfolio: Service Shares                           N/A            N/A             -28.95%             05-01-00

Janus Aspen Series - Global Technology
Portfolio: Service Shares                           N/A            N/A             -39.59%             05-01-00

Janus Aspen Series - International Growth
Portfolio: Service Shares                           N/A            N/A             -28.78%             05-01-00

NSAT Capital Appreciation Fund
                                                -35.35%          7.15%               7.75%             05-01-92
NSAT Dreyfus NSAT Mid Cap Index Fund
(formerly, Nationwide Mid Cap Index Fund)           N/A            N/A              -3.06%             05-01-00

NSAT Gartmore NSAT Emerging Markets Fund            N/A            N/A              21.32%             10-02-00

                                       41

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                             10 YEARS OR DATE        DATE FUND
                                                                             FUND AVAILABLE IN      AVAILABLE IN
                                              1 YEAR TO      5 YEARS TO      VARIABLE ACCOUNT       THE VARIABLE
SUB-ACCOUNT OPTIONS                           12/31/00        12/31/00          TO 12/31/00            ACCOUNT
------------------                            ---------      ----------      -----------------      ------------

NSAT Gartmore NSAT Global Technology and
Communications Fund                                N/A            N/A             -46.30%             10-02-00

NSAT Gartmore NSAT International Growth
Fund                                               N/A            N/A             -16.34%             10-02-00

NSAT Government Bond Fund                        1.08%          1.52%               4.12%             11-15-82

NSAT MAS NSAT Multi Sector Bond Fund
(formerly, Nationwide Multi Sector Bond
Fund)                                              N/A            N/A              -3.41%             05-01-00

NSAT Money Market Fund                          -5.34%          0.45%               0.45%             02-25-82

NSAT Nationwide Small Cap Growth Fund
(formerly, Nationwide Select Advisers
Small Cap Growth Fund)                             N/A            N/A             -34.49%             05-01-00

NSAT Nationwide Small Cap Value Fund            -0.24%            N/A               1.02%             05-01-98

NSAT Nationwide Small Company Fund              -2.51%         13.64%              15.73%             10-23-95

NSAT Strong NSAT Mid Cap Growth Fund
(formerly, Nationwide Strategic Growth
Fund)                                              N/A            N/A             -34.11%             05-01-00

NSAT Total Return Fund                         -12.94%         10.21%              12.24%             11-15-82

NSAT Turner NSAT Growth Focus Fund                 N/A            N/A             -43.27%             10-02-00

Neuberger Berman AMT Growth Portfolio          -21.69%         12.35%              11.63%             12-01-87

Neuberger Berman AMT Guardian Portfolio         -9.95%            N/A              -3.40%             05-01-98

Neuberger Berman AMT Limited Maturity Bond
Portfolio                                       -4.60%         -0.15%               1.61%             12-01-87

Neuberger Berman AMT Partners Portfolio        -10.35%          9.85%              12.34%             08-01-94

Oppenheimer Variable Account Funds -
Oppenheimer Aggressive Growth Fund/VA
(formerly, Oppenheimer Capital                     N/A            N/A             -38.02%             05-01-00
Appreciation Fund)

Oppenheimer Variable Account Funds -
Oppenheimer Bond Fund/VA                        -5.28%          0.22%               3.80%             09-01-89

Oppenheimer Variable Account Funds -
Oppenheimer Capital Appreciation Fund/VA
(formerly, Oppenheimer Growth Fund)            -11.20%            N/A              13.56%             07-14-97

Oppenheimer Variable Account Funds -
Oppenheimer Global Securities Fund/VA           -6.27%         18.13%              13.14%             10-01-93

Oppenheimer Variable Account Funds -
Oppenheimer Main Street Growth & Income
Fund/VA                                            N/A            N/A             -22.89%             05-01-00

Oppenheimer Variable Account Funds -
Oppenheimer Multiple Strategies Fund/VA         -4.94%          7.05%               8.13%             09-01-89

Strong Opportunity Fund II, Inc.
(formerly, Strong Special Fund II, Inc.)        -4.78%         15.17%              15.17%             05-08-92

Strong Variable Insurance Funds, Inc. -
Strong  Discovery Fund II, Inc.                 -6.96%          0.79%               5.89%             05-08-92

Strong Variable Insurance Funds, Inc. -
International Stock Fund II                    -47.28%         -4.39%              -4.39%             10-23-95

The Universal Institutional Funds, Inc. -
Emerging Markets Debt Portfolio (formerly,
Morgan Stanley Dean Witter Universal
Funds, Inc. - Emerging Markets Debt
Portfolio)                                      -0.05%            N/A              -6.24%             07-14-97

The Universal Institutional Funds, Inc. -
U.S. Real Estate Portfolio                         N/A            N/A              -5.82%             09-22-00

Van Eck Worldwide Insurance Trust -
Worldwide Bond Fund                             -9.28%         -2.79%               0.37%             09-01-89

Van Eck Worldwide Insurance Trust -
Worldwide Emerging Markets Fund                -49.43%            N/A              14.91%             12-23-96

Van Eck Worldwide Insurance Trust -
Worldwide Hard Assets Fund                      -0.04%         -3.61%               1.67%             09-01-89

                                       42

NON-STANDARDIZED TOTAL RETURN

                                                                               10 YEARS TO
                                              1 YEAR TO      5 YEARS TO      12/31/00 OR LIFE      DATE FUND
SUB-ACCOUNT OPTIONS                            12/31/00       12/31/00           OF FUND           EFFECTIVE
-------------------                           ---------      ----------      -----------------    ------------
American Century Variable Portfolios, Inc.
- American Century VP Balanced                  -4.21%          8.34%               8.27%           05-01-91

American Century Variable Portfolios, Inc.
- American Century VP Capital Appreciation       7.32%          8.44%              10.84%           11-20-87

American Century Variable Portfolios, Inc.
- American Century Income & Growth             -12.07%            N/A              10.49%           10-30-97

American Century Variable Portfolios, Inc.
- American Century VP International            -18.20%         12.32%                 N/A           05-01-94

American Century Variable Portfolios, Inc.
- American Century VP Value                     16.32%            N/A              10.86%           05-01-96

American Variable Insurance Series -
Growth Fund                                      3.07%         25.11%              20.71%           02-08-84

American Variable Insurance Series - High
Yield Bond Fund                                 -4.61%          3.93%               7.87%           02-08-84

American Variable Insurance Series - U.S
Government/AAA-Rated Securities Fund             9.95%          4.44%               5.86%           11-19-85

Credit Suisse Warburg Pincus Trust -
Global PostVenture Capital Portfolio
(formerly, Warburg Pincus Trust -
Post-Venture Capital Portfolio)                -20.29%            N/A               9.29%           09-30-96

Credit Suisse Warburg Pincus Trust -
International Equity Portfolio (formerly,
Warburg Pincus Trust - International
Equity Portfolio)                              -27.16%          3.55%               4.39%           06-30-95

Credit Suisse Warburg Pincus Trust - Small
Company Growth Portfolio (formerly,
Warburg Pincus Trust - Small Company
Growth Portfolio)                              -19.47%         10.41%              13.83%           06-30-95

Dreyfus Investment Portfolios - European
Equity Portfolio - Initial Shares               -3.57%            N/A              13.16%           04-30-99

The Dreyfus Socially Responsible Growth
Fund, Inc. - Initial Shares                    -12.48%         16.70%              16.76%           10-06-93

Dreyfus Stock Index Fund, Inc. - Initial
Shares                                         -10.75%         16.24%              15.28%           09-29-89

Dreyfus Variable Investment Fund -
Appreciation Portfolio - Initial Shares
(formerly, Capital Appreciation Portfolio)      -2.24%         16.58%              15.44%           04-05-93

Dreyfus Variable Investment Fund - Growth
& Income Portfolio - Initial Shares             -5.32%         10.35%              15.14%           05-02-94

Fidelity VIP Equity-Income Portfolio             6.72%         11.80%              15.67%           10-09-86

Fidelity VIP Growth Portfolio                  -12.43%         17.54%              18.66%           10-09-86

Fidelity VIP High Income Portfolio             -23.78%         -0.09%               8.29%           09-19-85

Fidelity VIP Overseas Portfolio                -20.46%          8.76%               7.63%           01-28-87

Fidelity VIP II Asset Manager Portfolio         -5.47%          9.49%              10.32%           09-06-89

Fidelity VIP II Contrafund(R) Portfolio         -8.13%         16.08%              19.51%           01-03-95

Fidelity VIP III Growth Opportunities
Portfolio                                      -18.44%          8.96%              12.36%           01-03-95

Janus Aspen Series - Capital Appreciation
Portfolio: Service Shares                      -50.67%            N/A              29.21%           05-01-97

Janus Aspen Series - Global Technology
Portfolio: Service Shares                          N/A            N/A             -34.93%           01-18-00

Janus Aspen Series - International Growth
Portfolio: Service Shares                      -18.32%         21.39%              18.36%           05-02-94

NSAT Capital Appreciation Fund                 -27.78%          9.41%               9.49%           04-15-92

NSAT Dreyfus NSAT Mid Cap Index Fund
(formerly, Nationwide Mid Cap Index Fund)       13.42%            N/A              12.72%           10-31-97

NSAT Gartmore NSAT Emerging Markets Fund           N/A            N/A             -25.17%           08-30-00

NSAT Gartmore NSAT Global Technology and
Communications Fund                                N/A            N/A             -25.43%           06-30-00

                                       43

                                                                               10 YEARS TO
                                              1 YEAR TO      5 YEARS TO      12/31/00 OR LIFE      DATE FUND
SUB-ACCOUNT OPTIONS                           12/31/00        12/31/00           OF FUND           EFFECTIVE
-------------------                           ---------      ----------      -----------------    ------------
NSAT Gartmore NSAT International Growth
Fund                                               N/A            N/A             -14.08%           08-30-00

NSAT Government Bond Fund                       10.78%          4.66%               6.34%           11-08-82

NSAT MAS NSAT Multi-Sector Bond Fund
(formerly, Nationwide Multi-Sector Bond
Fund)                                            3.99%            N/A               1.70%           10-31-97

NSAT Money Market Fund                           4.36%          3.65%               3.17%           11-10-81

NSAT Nationwide Small Cap Growth
Fund(formerly, Nationwide Select Advisers
Small Cap Growth Fund)                         -17.56%            N/A              36.49%

NSAT Nationwide Small Cap Value                  9.46%            N/A               8.28%           10-31-97

NSAT Nationwide Small Company Fund               7.19%         16.19%              18.51%           10-23-95

NSAT Strong NSAT Mid Cap Growth Fund
(formerly, Nationwide Strategic Growth
Fund)                                          -16.77%            N/A              19.15%           10-31-97

NSAT Total Return Fund                          -3.69%         12.58%              13.84%           11-08-82

NSAT Turner NSAT Growth Focus Fund                 N/A            N/A             -40.69%           06-30-00

Neuberger Berman AMT Growth Portfolio          -13.10%         14.91%              13.48%           09-10-84

Neuberger Berman AMT Guardian Portfolio         -0.48%            N/A              14.45%           11-03-97

Neuberger Berman AMT Limited Maturity Bond
Portfolio                                        5.10%          3.08%               4.09%           09-10-84

Neuberger Berman AMT Partners Portfolio         -0.90%         12.20%              13.15%           03-22-94

Oppenheimer Variable Account Funds -
Oppenheimer Aggressive Growth Fund/VA
(formerly, Oppenheimer Capital
Appreciation Fund)                             -12.69%         17.93%              19.51%           08-15-86

Oppenheimer Variable Account Funds -
Oppenheimer Bond Fund/VA                         4.48%          3.38%               5.96%           04-30-85

Oppenheimer Variable Account Funds -
Oppenheimer Capital Appreciation Fund/VA
(formerly, Oppenheimer Variable Account
Funds - Oppenheimer Growth Fund)                -1.82%         20.90%              17.74%           04-03-85

Oppenheimer Variable Account Funds -
Oppenheimer Global Securities Fund/VA            3.43%         20.52%              14.04%           11-20-90

Oppenheimer Variable Account Funds -
Oppenheimer Main Street Growth & Income
Fund/VA                                        -10.25%         13.64%              16.92%           07-05-95

Oppenheimer Variable Account Funds -
Oppenheimer Multiple Strategies Fund/VA          4.76%          9.74%              10.09%           02-09-87

Strong Opportunity Fund II, Inc.
(formerly, Strong Special Fund II, Inc.)         4.92%         17.56%              17.53%           05-08-92

Strong Variable Insurance Funds, Inc. -
Strong Discovery Fund II, Inc.                   2.74%         40.07%               8.16%           05-08-92

Strong Variable Insurance Funds, Inc. -
International Stock Fund II                     40.61%          1.03%              -0.60%           10-20-95

The Universal Institutional Funds, Inc. -
Emerging Markets Debt Portfolio (formerly,
Morgan Stanley Dean Witter Universal
Funds, Inc. - Emerging Markets Debt
Portfolio)                                       9.65%            N/A              -0.59%           06-16-97

The Universal Institutional Funds, Inc. -
U.S. Real Estate Portfolio                      27.32%            N/A               6.28%           03-03-97

Van Eck Worldwide Insurance Trust -
Worldwide Bond Fund                              0.25%          0.52%               2.91%           09-01-89

Van Eck Worldwide Insurance Trust -
Worldwide Emerging Markets Fund                -42.92%         -4.54%              -4.72%           12-27-95

Van Eck Worldwide Insurance Trust -
Worldwide Hard Assets Fund                       9.66%         -0.08%               4.15%           09-01-89

                                       44

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
                                                                            ----
General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Calculations of Performance....................................................2
Annuity Payments...............................................................3
Financial Statements...........................................................4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY (SM) FAMILY OF INVESTMENTS

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP BALANCED

     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the Fund will be invested in fixed income senior securities.

     The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities of companies that have a record of at least three years continuous operation.

     AMERICAN CENTURY VP INCOME & GROWTH

     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL

     Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities.

     AMERICAN CENTURY VP VALUE

     Investment Objective: Longterm capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)

The Credit Suisse Warburg Pincus Trust is an openend management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse").

     SMALL COMPANY GROWTH PORTFOLIO

     Investment Objective: Capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

DREYFUS INVESTMENT PORTFOLIOS

Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO - INITIAL SHARES

     Investment Objective: Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES

The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC. - INITIAL SHARES

The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the Capital Appreciation Portfolio's subadviser and provides day-to-day management of this Portfolio.

     APPRECIATION PORTFOLIO - INITIAL SHARES (FORMERLY, CAPITAL APPRECIATION PORTFOLIO)

     Investment Objective: Primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

     GROWTH & INCOME PORTFOLIO - INITIAL SHARES

     Investment Objective: Long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO

     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO

     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO

     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

          -- at least 65% in income-producing debt securities and preferred stocks, including convertible securities.

          -- up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Services, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO

     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II ASSET MANAGER PORTFOLIO

     Investment Objective: High total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

     VIP II CONTRAFUND(R) PORTFOLIO

     Investment Objective: Capital appreciation by investing primarily in companies that the FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO

     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have longterm growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

JANUS ASPEN SERIES

The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES

     Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES

     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the portfolio invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES

     Investment Objective: Long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

NATIONWIDE SEPARATE ACCOUNT TRUST

Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Villanova Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore NSAT Emerging Markets Fund and Gartmore NSAT International Growth Fund. The remaining assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     CAPITAL APPRECIATION FUND

     Investment Objective: Long-term capital appreciation.

     DREYFUS NSAT MID CAP INDEX FUND (FORMERLY, NATIONWIDE MID CAP INDEX FUND) (FORMERLY, NATIONWIDE SELECT ADVISERS MID CAP FUND)
     Subadviser: The Dreyfus Corporation

     Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     GARTMORE NSAT EMERGING MARKETS FUND
     Subadviser: Gartmore Global Partners

     Investment Objective: Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

     GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

     Investment Objective: Long-term capital appreciation by investing primarily and at least 65% of its total assets in equity securities issued by U.S. and foreign companies with business operations in technology and communications and/or technology and communication related industries.

     GARTMORE NSAT INTERNATIONAL GROWTH FUND
     Subadviser: Gartmore Global Partners

     Investment Objective: Long-term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries. The Fund invests at least 65% of its assets in established companies located in at least three countries other than the U.S.

     GOVERNMENT BOND FUND

     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing at least 65% of its total assets in U.S. government and agency bonds, bills and notes.

     MAS NSAT MULTI SECTOR BOND FUND (FORMERLY, NATIONWIDE MULTI SECTOR BOND
     FUND) Subadviser: Miller, Anderson & Sherrerd, LLP

     Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities. The subadviser will use futures, swaps and other derivatives in managing the Fund.

     MONEY MARKET FUND

     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

     NATIONWIDE SMALL CAP GROWTH FUND (FORMERLY, NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND) Subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company

     Investment Objective: Capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies.

     NATIONWIDE SMALL CAP VALUE FUND
     Subadviser: The Dreyfus Corporation

     Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a medial market capitalization of approximately $1 billion. Under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     NATIONWIDE SMALL COMPANY FUND
     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company

     Investment Objective: Long-term growth of capital. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     STRONG NSAT MID CAP GROWTH FUND (FORMERLY, NATIONWIDE STRATEGIC GROWTH
     FUND)
     Subadviser: Strong Capital Management Inc.

     Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. The Fund invests primarily in stocks of medium sized companies but its portfolio can include stocks of companies of any size.

     TOTAL RETURN FUND

     Investment Objective: Reasonable, long-term total return on invested capital.

     TURNER NSAT GROWTH FOCUS FUND
     Subadviser: Turner Investment Partners, Inc.

     Investment Objective: Long-term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 20 to 30 common stocks.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")

Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

     AMT GROWTH PORTFOLIO

     Investment Objective: Capital growth. The Portfolio pursues this goal by investing mainly in the common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     AMT GUARDIAN PORTFOLIO

     Investment Objective: Long-term capital growth, with current income as a secondary objective. The Portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

     AMT LIMITED MATURITY BOND PORTFOLIO

     Investment Objective: The highest available current income consistent with liquidity and low risk to principal; total return is a secondary objective. The Portfolio pursues these goals by investing mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers.

     AMT PARTNERS PORTFOLIO

     Investment Objective: Capital growth. The Portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA (FORMERLY, OPPENHEIMER CAPITAL APPRECIATION FUND)

     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable longterm prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER BOND FUND/VA

     Investment Objective: Primarily seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY, OPPENHEIMER GROWTH
     FUND)

     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA

     Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

     Investment Objective: High total return, with stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

     OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

     Investment Objective: Total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG OPPORTUNITY FUND II, INC. (FORMERLY, STRONG SPECIAL FUND II, INC.)

Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment advisor for the Fund.

     Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)

The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

     EMERGING MARKETS DEBT PORTFOLIO

     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. Morgan Stanley Dean Witter Investment Management, Inc. serves as the Fund's investment adviser.

     U. S. REAL ESTATE PORTFOLIO

     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Fund's investment adviser.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of various insurance companies to fund the benefits of life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     WORLDWIDE BOND FUND

     Investment Objective: High total return through a flexible policy of investing globally, primarily in debt securities.

     WORLDWIDE EMERGING MARKETS FUND

     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND

     Investment Description: Long-term capital appreciation by investing, primarily in "Hard Assets Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP CAPITAL APPRECIATION

     Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

     The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)

The Credit Suisse Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse").

     GLOBAL POSTVENTURE CAPITAL PORTFOLIO (FORMERLY, POST-VENTURE CAPITAL PORTFOLIO)

     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "postventure capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio will invest in at least three countries including the United States.

     INTERNATIONAL EQUITY PORTFOLIO

     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

STRONG VARIABLE INSURANCE FUNDS, INC.

Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.

     INTERNATIONAL STOCK FUND II

     INVESTMENT OBJECTIVE: CAPITAL GROWTH BY INVESTING PRIMARILY IN THE EQUITY SECURITIES OF ISSUERS LOCATED OUTSIDE THE UNITED STATES.

     STRONG DISCOVERY FUND II, INC.

     Investment Objective: Maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

AVAILABLE FOR ALL CONTRACTS ISSUED ON OR AFTER MAY 1, 1987 AND BEFORE SEPTEMBER 1, 1989:

AMERICAN VARIABLE INSURANCE SERIES

The American Variable Insurance Series was organized as a Massachusetts business trust in 1983, and is a fully managed, diversified, open-end investment company. Shares of the series are offered only to separate accounts of various insurance companies which fund certain variable annuity and life insurance contracts.

     GROWTH FUND

     Investment Objective: Growth of capital. Whatever current income is generated by the Fund is likely to be incidental to the objective of capital growth. Ordinarily, accomplishment of the Fund's objective of capital growth will be sought by investing primarily in common stocks or securities with common stock characteristics.

     HIGH YIELD BOND FUND

     Investment Objective: High current income and secondarily seeks capital appreciation. The Fund invests substantially in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities. These investments are subject to greater market fluctuations and risk of loss of income and principal than are investments on lower yielding fixed income securities.

     U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

     Investment Objective: A high level of current income consistent with prudent investment risk and preservation of capital. It seeks to achieve its objective by investing primarily in a combination of (i) securities guaranteed by the U.S. Government (backed by the full faith and credit of the U.S.), and (ii) corporate debt securities rated AAA by Standard and Poor's Corporation or Aaa Moody's Investors Service, Inc. (or that have not received a rating but are determined to be of comparable quality by the Investment Adviser).

APPENDIX B: CONDENSED FINANCIAL INFORMATION
Accumulation unit values for an accumulation unit outstanding throughout the period.

                                  ACCUMULATION                                            NUMBER OF
                                  UNIT VALUE AT    ACCUMULATION     PERCENT CHANGE      ACCUMULATION
                                  BEGINNING OF     UNIT VALUE AT    IN ACCUMULATION    UNITS AT END OF
UNDERLYING MUTUAL FUND               PERIOD        END OF PERIOD       UNIT VALUE          PERIOD         YEAR
----------------------            -------------    -------------    ---------------    ---------------    ----
American Century Variable           20.288854        19.495665           -3.91%            4,361,533      2000
Portfolios, Inc. - American         18.677491        20.288854            8.63%            5,256,044      1999
Century VP Balanced - Q/NQ          16.345418        18.677491           14.27%            5,996,007      1998
                                    14.300170        16.345418           14.30%            5,856,813      1997
                                    12.912980        14.300170           10.74%            5,831,398      1996
                                    10.801286        12.912980           19.55%            5,450,413      1995
                                    10.876699        10.801286           -0.69%            4,995,923      1994
                                    10.232829        10.876699            6.29%            4,112,711      1993
                                    10.000000        10.232829            2.33%            2,534,358      1992

American Century Variable           35.454211        38.157123            7.62%            7,959,747      2000
Portfolios, Inc. - American         21.832994        35.454211           62.39%            7,862,693      1999
Century VP Capital                  22.608168        21.832994           -3.43%            8,891,042      1998
Appreciation - Q/NQ                 23.677551        22.608168           -4.52%           11,745,644      1997
                                    25.074858        23.677551           -5.57%           14,556,031      1996
                                    19.378026        25.074858           29.40%           17,438,318      1995
                                    19.864882        19.378026           -2.45%           16,971,203      1994
                                    18.244594        19.864882            8.88%           15,879,849      1993
                                    18.736465        18.244594           -2.63%           15,694,698      1992
                                    13.379768        18.736465           40.04%            9,650,706      1991

American Century Variable           12.610627        11.126222          -11.77%            3,560,031      2000
Portfolios, Inc. - American         10.825822        12.610627           16.49%            3,486,007      1999
Century VP Income & Growth -        10.000000        10.825822            8.26%            2,046,928      1998
Q/NQ

American Century Variable           26.102697        21.429753          -17.90%            8,210,709      2000
Portfolios, Inc. - American         16.121219        26.102697           61.92%            8,418,918      1999
Century VP International - Q/NQ     13.753336        16.121219           17.22%            8,709,163      1998
                                    11.745639        13.753336           17.09%            6,327,934      1997
                                    10.402550        11.745639           12.91%            3,953,291      1996
                                     9.392316        10.402550           10.76%            3,063,659      1995
                                    10.000000         9.392316           -6.08%            1,533,923      1994

American Century Variable           12.777944        14.901045           16.62%            2,877,118      2000
Portfolio, Inc. - American          13.057214        12.777944           -2.14%            1,991,906      1999
Century VP Value - Q/NQ             12.621843        13.057214            3.45%            2,332,484      1998
                                    10.142565        12.621843           24.44%            2,331,383      1997
                                    10.000000        10.142565            1.43%               90,209      1996

                                       55

                                  ACCUMULATION                                            NUMBER OF
                                  UNIT VALUE AT    ACCUMULATION     PERCENT CHANGE      ACCUMULATION
                                  BEGINNING OF     UNIT VALUE AT    IN ACCUMULATION    UNITS AT END OF
UNDERLYING MUTUAL FUND               PERIOD        END OF PERIOD       UNIT VALUE          PERIOD         YEAR
----------------------            -------------    -------------    ---------------    ---------------    ----
American Variable Insurance         65.428997        67.636095            3.37%              553,384      2000
Series - Growth Fund (1) - Q/NQ     42.056137        65.428997           55.58%              635,473      1999
                                    31.433956        42.056137           33.79%              740,145      1998
                                    24.479182        31.433956           28.41%              843,498      1997
                                    21.880052        24.479182           11.88%              957,673      1996
                                    16.632869        21.880052           31.55%            1,077,720      1995
                                    16.767635        16.632869           -0.80%            1,106,836      1994
                                    14.603954        16.767635           14.82%            1,188,121      1993
                                    13.356752        14.603954            9.34%            1,288,973      1992
                                    10.154286        13.356752           31.54%            1,313,462      1991

American Variable Insurance         26.601827        25.454935           -4.31%               65,619      2000
Series - High Yield Bond Fund (1)   25.475118        26.601827            4.42%               78,579      1999
- Q/NQ                              25.696356        25.475118           -0.86%              100,976      1998
                                    23.160826        25.696356           10.95%              123,894      1997
                                    20.729452        23.160826           11.73%              127,865      1996
                                    17.247186        20.729452           20.19%              139,991      1995
                                    18.696382        17.247186           -7.75%              153,726      1994
                                    16.269615        18.696382           14.92%              187,562      1993
                                    14.656040        16.269615           11.01%              182,253      1992
                                    11.731211        14.656040           24.93%              197,860      1991

American Variable Insurance         20.644287        22.759646           10.25%              130,827      2000
Series - U.S.                       21.026607        20.644287           -1.82%              169,205      1999
Government/AAA-Rated                 19.60955        21.026607            6.78%              211,100      1998
Securities Fund (1) - Q/NQ          18.395431        19.690955            7.04%              258,271      1997
                                    18.077072        18.395431            1.76%              332,448      1996
                                    15.872495        18.077072           13.89%              553,945      1995
                                    16.810323        15.872495           -5.58%              619,218      1994
                                    15.319654        16.810323            9.73%              779,702      1993
                                    14.425067        15.319654            6.20%              844,279      1992
                                    12.605067        14.425067           14.44%              933,702      1991

(1) On October 20, 1989, Nationwide substituted shares of the American Variable Insurance Series for the then existing shares of the American Life/Annuity Series. The unit values for the American VI Series started at the same unit values as the corresponding units of the American Life/Annuity Series on the date of the substitution.

                                  ACCUMULATION                                            NUMBER OF
                                  UNIT VALUE AT    ACCUMULATION     PERCENT CHANGE      ACCUMULATION
                                  BEGINNING OF     UNIT VALUE AT    IN ACCUMULATION    UNITS AT END OF
UNDERLYING MUTUAL FUND               PERIOD        END OF PERIOD       UNIT VALUE          PERIOD         YEAR
----------------------            -------------    -------------    ---------------    ---------------    ----
Credit Suisse Warburg Pincus        19.288213        15.432781          -19.99%            1,288,253      2000
Trust - Global Post-Venture         11.952364        19.288213           61.38%            1,376,514      1999
Capital Portfolio (1) - Q/NQ        11.369600        11.952364            5.13%              979,637      1998
                                    10.163772        11.369600           11.86%              707,736      1997
                                    10.000000        10.163772            1.64%              404,133      1996

Credit Suisse Warburg Pincus        17.579480        12.858441          -26.86%            5,559,302      2000
Trust - International Equity        11.608185        17.579480           51.44%            7,260,250      1999
Portfolio (2) - Q/NQ                11.164048        11.608185            3.98%            8,662,434      1998
                                    11.572294        11.164048           -3.53%           11,097,293      1997
                                    10.661059        11.572294            8.55%           11,287,184      1996
                                    10.000000        10.661059            6.61%            3,810,855      1995

Credit Suisse Warburg Pincus        25.523630        20.629953          -19.17%            8,717,167      2000
Trust - Small Company Growth        15.294249        25.523630           66.88%            9,345,464      1999
Portfolio (3) - Q/NQ                15.950665        15.294249           -4.12%           10,310,188      1998
                                    13.973889        15.950665           14.15%           11,681,454      1997
                                    12.430073        13.973889           12.42%            9,709,140      1996
                                    10.000000        12.430073           24.30%            5,025,636      1995

Dreyfus Investment Portfolios       10.000000         9.272855           -7.27%               99,169      2000
- European Equity Portfolio
Initial Shares - Q/NQ

The Dreyfus Socially                35.410022        31.095821          -12.18%            6,271,857      2000
Responsible Growth Fund, Inc.       27.580026        35.410022           28.39%            6,009,014      1999
- Initial Shares - Q/NQ             21.597400        27.580026           27.70%            4,943,293      1998
                                    17.037112        21.597400           26.77%            4,163,981      1997
                                    14.239508        17.037112           19.65%            2,743,036      1996
                                    10.721141        14.239508           32.82%            1,061,480      1995
                                    10.702195        10.721141            0.18%              565,190      1994
                                    10.000000        10.702195            7.02%               80,661      1993

Dreyfus Stock Index Fund, Inc.      32.559249        29.155455          -10.45%           25,282,408      2000
- Initial Shares - Q/NQ             27.352140        32.559249           19.04%           29,124,459      1999
                                    21.614298        27.352140           26.55%           28,257,153      1998
                                    16.470432        21.614298           31.23%           22,011,947      1997
                                    13.619180        16.470432           20.94%           13,803,002      1996
                                    10.087774        13.619180           35.01%            6,089,852      1995
                                    10.130946        10.087774           -0.43%              958,178      1994
                                    10.000000        10.130946            1.31%              167,812      1993

(1) Formerly, Warburg Pincus Trust - Global PostVenture Capital Portfolio, formerly, Warburg Pincus Trust - PostVenture Capital Portfolio.

(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.

(3)  Formerly, Warburg Pincus Trust - Small Company Growth Portfolio.

                                  ACCUMULATION                                            NUMBER OF
                                  UNIT VALUE AT    ACCUMULATION     PERCENT CHANGE      ACCUMULATION
                                  BEGINNING OF     UNIT VALUE AT    IN ACCUMULATION    UNITS AT END OF
UNDERLYING MUTUAL FUND               PERIOD        END OF PERIOD       UNIT VALUE          PERIOD         YEAR
----------------------            -------------    -------------    ---------------    ---------------    ----
Dreyfus Variable Investment         14.410358        14.131419           -1.94%            5,180,502      2000
Fund - Appreciation Portfolio       13.099410        14.410358           10.01%            6,960,886      1999
- Initial Shares (1) - Q/NQ         10.192063        13.099410           28.53%            6,377,285      1998
                                    10.000000        10.192063            1.92%              356,277      1997

Dreyfus Variable Investment         14.584456        13.851602           -5.02%            2,684,211      2000
Fund - Growth & Income              12.641927        14.584456           15.37%            2,438,905      1999
Portfolio - Initial Shares -        11.455116        12.641927           10.36%            2,540,933      1998
Q/NQ                                 9.986925        11.455116           14.70%            1,798,495      1997
                                    10.000000         9.986925           -0.13%               17,665      1996

Fidelity VIP Equity-Income          41.001029        43.878710            7.02%           24,796,505      2000
Portfolio - Q/NQ                    39.068090        41.001029            4.95%           33,300,821      1999
                                    35.459509        39.068090           10.18%           40,310,078      1998
                                    28.043676        35.459509           26.44%           43,512,141      1997
                                    24.863579        28.043676           12.79%           43,623,770      1996
                                    18.646331        24.863579           33.34%           42,577,434      1995
                                    17.644458        18.646331            5.68%           30,500,800      1994
                                    15.123262        17.644458           16.67%           22,024,416      1993
                                    13.099125        15.123262           15.45%           13,466,769      1992
                                    10.095775        13.099125           29.75%            9,073,278      1991

Fidelity VIP Growth Portfolio -     87.627336        76.996322          -12.13%           25,427,441      2000
Q/NQ                                64.597153        87.627336           35.65%           28,552,551      1999
                                    46.918894        64.597153           37.68%           28,851,915      1998
                                    38.497038        46.918894           21.88%           29,239,944      1997
                                    34.006052        38.497038           13.21%           31,565,401      1996
                                    25.451479        34.006052           33.61%           29,066,143      1995
                                    25.790764        25.451479           -1.32%           22,182,366      1994
                                    21.890060        25.790764           17.82%           17,049,158      1993
                                    20.287900        21.890060            7.90%           12,442,786      1992
                                    14.125398        20.287900           43.63%            7,092,228      1991

Fidelity VIP High Income            28.744305        21.995953          -23.48%            7,250,779      2000
Portfolio - Q/NQ                    26.926873        28.744305            6.75%            9,978,915      1999
                                    28.515871        26.926873           -5.57%           12,922,102      1998
                                    24.553550        28.515871           16.14%           14,983,536      1997
                                    21.817076        24.553550           12.54%           15,996,382      1996
                                    18.327364        21.817076           19.04%           14,458,367      1995
                                    18.859652        18.327364           -2.82%           11,102,239      1994
                                    15.855840        18.859652           18.94%            9,352,265      1993
                                    13.055215        15.855840           21.45%            4,482,731      1992
                                     9.778064        13.055215           33.52%            1,767,701      1991

------------
(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

                                  ACCUMULATION                                            NUMBER OF
                                  UNIT VALUE AT    ACCUMULATION     PERCENT CHANGE      ACCUMULATION
                                  BEGINNING OF     UNIT VALUE AT    IN ACCUMULATION    UNITS AT END OF
UNDERLYING MUTUAL FUND               PERIOD        END OF PERIOD       UNIT VALUE          PERIOD         YEAR
----------------------            -------------    -------------    ---------------    ---------------    ----
Fidelity VIP Overseas               28.588402        22.826307          -20.16%           14,637,909      2000
Portfolio - Q/NQ                    20.307878        28.588402           40.77%           17,427,775      1999
                                    18.248482        20.307878           11.29%           20,601,480      1998
                                    16.573676        18.248482           10.11%           23,816,151      1997
                                    14.832631        16.573676           11.74%           26,622,176      1996
                                    13.701507        14.832631            8.26%           28,944,470      1995
                                    13.646118        13.701507            0.41%           32,616,778      1994
                                    10.074553        13.646118           35.45%           26,311,908      1993
                                    11.432117        10.074553          -11.88%           10,722,716      1992
                                    10.707951        11.432117            6.76%            6,306,906      1991

Fidelity VIP II Asset Manager       30.281181        28.715312           -5.17%           19,312,846      2000
Portfolio - Q/NQ                    27.616728        30.281181            9.65%           24,933,937      1999
                                    24.319958        27.616728           13.56%           29,762,582      1998
                                    20.422622        24.319958           19.08%           32,838,236      1997
                                    18.056027        20.422622           13.11%           35,393,121      1996
                                    15.641016        18.056027           15.44%           38,742,130      1995
                                    16.874276        15.641016           -7.31%           45,480,995      1994
                                    14.123234        16.874276           19.48%           34,091,165      1993
                                    12.789976        14.123234           10.42%           13,291,471      1992
                                    10.572963        12.789976           20.97%            4,505,117      1991

Fidelity VIP II Contrafund(R)       25.553458        23.552441           -7.83%           25,112,647      2000
Portfolio - Q/NQ                    20.836167        25.553458           22.64%           28,241,038      1999
                                    16.241378        20.836167           28.29%           26,949,772      1998
                                    13.255157        16.241378           22.53%           25,172,286      1997
                                    11.071500        13.255157           19.72%           20,461,428      1996
                                    10.000000        11.071500           10.72%            6,516,214      1995

Fidelity VIP III Growth             13.838158        11.327928          -18.14%             4,267,116     2000
Opportunities Portfolio - Q/NQ      13.446025        13.838158            2.92%             5,623,044     1999
                                    10.932125        13.446025           23.00%             5,126,613     1998
                                    10.000000        10.932125            9.32%             1,807,800     1997

Janus Aspen Series - Capital        10.000000         7.864985          -21.35%             4,001,655     2000
Appreciation Portfolio:
Service Shares - Q/NQ

Janus Aspen Series - Global         10.000000         6.720273          -32.80%             3,181,754     2000
Technology Portfolio: Service
Shares - Q/NQ

Janus Aspen Series -                10.000000         7.883235          -21.17%             2,893,580     2000
International Growth
Portfolio: Service Shares - Q/NQ

                                  ACCUMULATION                                            NUMBER OF
                                  UNIT VALUE AT    ACCUMULATION     PERCENT CHANGE      ACCUMULATION
                                  BEGINNING OF     UNIT VALUE AT    IN ACCUMULATION    UNITS AT END OF
UNDERLYING MUTUAL FUND               PERIOD        END OF PERIOD       UNIT VALUE          PERIOD         YEAR
----------------------            -------------    -------------    ---------------    ---------------    ----
NSAT Capital Appreciation           31.511115        22.850565          -27.48%            6,409,567      2000
Fund -- Q/NQ                        30.616503        31.511115            2.92%            9,988,756      1999
                                    23.867569        30.616503           28.28%           12,537,893      1998
                                    17.979967        23.867569           32.75%            8,088,601      1997
                                    14.442619        17.979967           24.49%            4,900,530      1996
                                    11.311683        14.442619           27.68%            1,802,112      1995
                                    11.564256        11.311683           -2.18%            1,787,937      1994
                                    10.689287        11.564256            8.19%            1,094,307      1993
                                    10.000000        10.689287            6.89%              741,148      1992

NSAT Dreyfus NSAT Mid Cap           10.000000        10.426483            4.26%            1,618,150      2000
Index Fund(1) -- Q/NQ

NSAT Gartmore NSAT Emerging         10.000000         8.684823          -13.15%                5,853      2000
Markets Fund -- Q/NQ

NSAT Gartmore NSAT Global           10.000000         5.998573          -40.01%              193,994      2000
Technology and Communications
Fund -- Q/NQ

NSAT Gartmore NSAT                  10.000000         9.220640           -7.79%                1,910      2000
International Growth Fund --
Q/NQ

NSAT Government Bond Fund -- Q      33.975979        37.741768           11.08%            2,868,756      2000
                                    35.250995        33.975979           -3.62%            3,473,447      1999
                                    32.793820        35.250995            7.49%            4,202,514      1998
                                    30.296925        32.793820            8.24%            3,575,004      1997
                                    29.663756        30.296925            2.13%            3,938,276      1996
                                    25.309101        29.663756           17.21%            4,150,795      1995
                                    26.497619        25.309101           -4.49%            4,217,320      1994
                                    24.513489        26.497619            8.09%            4,093,697      1993
                                    23.025331        24.513489            6.46%            3,388,192      1992
                                    19.989831        23.025331           15.19%            2,396,577      1991

NSAT Government Bond Fund -- NQ     33.886230        37.642078           11.08%            2,244,962      2000
                                    35.157882        33.886230           -3.62%            2,665,502      1999
                                    32.707206        35.157882           -0.26%            3,353,428      1998
                                    30.216906        32.707206            8.24%            2,848,085      1997
                                    29.585401        30.216906            2.13%            3,184,368      1996
                                    25.242252        29.585401           17.21%            3,385,486      1995
                                    26.427634        25.242252           -4.49%            3,855,380      1994
                                    24.448737        26.427634            8.09%            4,068,930      1993
                                    22.964507        24.448737            6.46%            3,746,706      1992
                                    19.937021        22.964507           15.19%            3,069,935      1991

------------
(1)  Formerly, NSAT Nationwide Mid Cap Index Fund.

                                  ACCUMULATION                                            NUMBER OF
                                  UNIT VALUE AT    ACCUMULATION     PERCENT CHANGE      ACCUMULATION
                                  BEGINNING OF     UNIT VALUE AT    IN ACCUMULATION    UNITS AT END OF
UNDERLYING MUTUAL FUND               PERIOD        END OF PERIOD       UNIT VALUE          PERIOD         YEAR
----------------------            -------------    -------------    ---------------    ---------------    ----
NSAT MAS NSAT Multi Sector          10.000000        10.402458            4.02%              332,659      2000
Bond Fund(1) -- Q/NQ

NSAT Money Market Fund* -- Q/NQ     24.724254        25.875318            4.66%           20,018,844      2000
                                    23.891623        24.724254            3.49%           33,877,905      1999
                                    22.994005        23.891623            3.90%           23,452,710      1998
                                    22.132823        22.994005            3.89%           22,090,240      1997
                                    21.334141        22.132823            3.74%           20,730,496      1996
                                    20.457373        21.334141            4.29%           20,650,189      1995
                                    19.951530        20.457373            2.54%           28,098,640      1994
                                    19.672720        19.951530            1.42%           14,253,502      1993
                                    19.275668        19.672720            2.06%           13,030,780      1992
                                    18.453701        19.275668            4.45%           13,266,219      1991

NSAT Nationwide Small Cap           10.000000         8.049083          -19.51%              618,926      2000
Growth Fund -- Q/NQ

NSAT Nationwide Small Cap           10.761293        11.811823            9.76%            4,015,701      2000
Value Fund -- Q/NQ                   8.528787        10.761293           26.18%            2,558,753      1999
                                    10.000000         8.528787          -14.71%            1,006,390      1998


NSAT Nationwide Small Company       22.704085        24.404464            7.49%            6,820,709      2000
Fund -- Q/NQ                        15.971964        22.704085           42.15%            6,712,735      1999
                                    16.020642        15.971964           -0.30%            8,113,510      1998
                                    13.831813        16.020642           15.82%            8,605,933      1997
                                    11.410135        13.831813           21.22%            6,132,819      1996
                                    10.000000        11.410135           14.10%              764,561      1995


NSAT Strong NSAT Mid Cap            10.000000         8.080774          -19.19%            2,358,498      2000
Growth Fund(2) -- Q/NQ

NSAT Total Return Fund -- Q         98.542231        95.205724           -3.39%            3,204,746      2000
                                    93.358149        98.542231            5.55%            4,059,346      1999
                                    80.108117        93.358149           16.54%            4,459,090      1998
                                    62.707634        80.108117           27.75%            4,368,093      1997
                                    52.147953        62.707634           20.25%            3,546,292      1996
                                    40.926247        52.147953           27.42%            2,843,673      1995
                                    41.023082        40.926247           -0.24%            2,189,971      1994
                                    37.471598        41.023082            9.48%            1,747,873      1993
                                    35.094975        37.471598            6.77%            1,417,457      1992
                                    25.674744        35.094975           36.69%              905,547      1991

------------
(1)  Formerly, NSAT Nationwide Multi Sector Bond Fund.

(2)  Formerly, NSAT Nationwide Strategic Growth Fund.

*    The 7-day yield on the NSAT Money Market Fund as of December 31, 2000 was
     4.81%.

                                  ACCUMULATION                                            NUMBER OF
                                  UNIT VALUE AT    ACCUMULATION     PERCENT CHANGE      ACCUMULATION
                                  BEGINNING OF     UNIT VALUE AT    IN ACCUMULATION    UNITS AT END OF
UNDERLYING MUTUAL FUND               PERIOD        END OF PERIOD       UNIT VALUE          PERIOD         YEAR
----------------------            -------------    -------------    ---------------    ---------------    ----
NSAT Total Return Fund -- NQ        96.004702        95.205724           -3.39%            2,074,432      2000
                                    90.954119        96.004702            5.55%            2,763,449      1999
                                    78.045294        90.954119           16.54%            3,296,114      1998
                                    61.092889        78.045294           27.75%            3,538,356      1997
                                    50.805130        61.092889           20.25%            3,148,253      1996
                                    39.872391        50.805130           27.42%            2,833,128      1995
                                    39.966728        39.872391           -0.24%            2,396,609      1994
                                    36.506693        39.966728            9.48%            2,125,354      1993
                                    34.191261        36.506693            6.77%            2,066,486      1992
                                    25.013609        34.191261           36.69%            1,759,891      1991

NSAT Turner NSAT Growth Focus       10.000000         6.324196          -36.76%              198,959      2000
Fund -- Q/NQ

Neuberger Berman AMT Growth         64.133277        55.924190          -12.80%            7,003,828      2000
Portfolio -- Q/NQ                   43.203987        64.133277           48.44%            6,786,793      1999
                                    37.889922        43.203987           14.03%            8,274,573      1998
                                    29.757359        37.889922           27.33%            9,503,692      1997
                                    27.626244        29.757359            7.71%           10,300,477      1996
                                    21.247525        27.626244           30.02%           11,278,131      1995
                                    22.656907        21.247525           -6.22%            9,251,412      1994
                                    21.495392        22.656907            5.40%            9,687,470      1993
                                    19.882145        21.495392            8.11%            9,276,834      1992
                                    15.527030        19.882145           28.05%            7,318,999      1991

Neuberger Berman AMT Guardian       10.529949        10.511377           -0.18%            1,808,437      2000
Portfolio -- Q/NQ                    9.282422        10.529949           13.44%            2,206,897      1999
                                    10.000000         9.282422           -7.18%            1,710,516      1998

Neuberger Berman AMT Limited        18.256157        19.242706            5.40%            3,591,397      2000
Maturity Bond Portfolio -- Q/NQ     18.227259        18.256157            0.16%            4,494,538      1999
                                    17.690564        18.227259            3.03%            5,856,163      1998
                                    16.791470        17.690564            5.35%            6,326,899      1997
                                    16.311479        16.791470            2.94%            7,110,665      1996
                                    14.896724        16.311479            9.50%            7,927,828      1995
                                    15.115753        14.896724           -1.45%            8,097,784      1994
                                    14.362908        15.115753            5.24%           10,036,708      1993
                                    13.836035        14.362908            3.81%            6,780,624      1992
                                    12.589849        13.836035            9.90%            2,788,866      1991

Neuberger Berman AMT Partners       24.366392        24.220161           -0.60%            6,668,990      2000
Portfolio -- Q/NQ                   22.992724        24.366392            5.97%            9,255,549      1999
                                    22.354609        22.992724            2.85%           12,948,011      1998
                                    17.256151        22.354609           29.55%           15,749,600      1997
                                    13.494251        17.256151           27.88%           10,775,817      1996
                                    10.017795        13.494251           34.70%            4,325,139      1995
                                    10.000000        10.017795            0.18%              547,605      1994

                                  ACCUMULATION                                            NUMBER OF
                                  UNIT VALUE AT    ACCUMULATION     PERCENT CHANGE      ACCUMULATION
                                  BEGINNING OF     UNIT VALUE AT    IN ACCUMULATION    UNITS AT END OF
UNDERLYING MUTUAL FUND               PERIOD        END OF PERIOD       UNIT VALUE          PERIOD         YEAR
----------------------            -------------    -------------    ---------------    ---------------    ----
Oppenheimer Variable Account        10.000000         7.756703          -22.43%            5,867,987      2000
Funds -- Oppenheimer Aggressive
Growth Fund/VA -- Q/NQ

Oppenheimer Variable Account        19.177103        20.083060            4.72%            5,522,385      2000
Funds -- Oppenheimer Bond           19.729274        19.177103           -2.80%            6,939,510      1999
Fund/VA -- Q/NQ                     18.715948        19.729274            5.41%            8,020,359      1998
                                    17.356310        18.715948            7.83%            7,497,951      1997
                                    16.781326        17.356310            3.43%            7,084,596      1996
                                    14.531774        16.781326           15.48%            6,443,043      1995
                                    15.013579        14.531774           -3.21%            5,360,601      1994
                                    13.456350        15.013579           11.57%            4,554,322      1993
                                    12.801628        13.456350            5.11%            2,836,773      1992
                                    11.026344        12.801628           16.10%            1,236,793      1991

Oppenheimer Variable Account        17.844166        17.572799           -1.52%            9,438,104      2000
Funds -- Oppenheimer Capital        12.762568        17.844166           39.82%            5,777,138      1999
Appreciation Fund/VA(1) -- Q/NQ     10.427884        12.762568           22.39%            2,675,493      1998
                                    10.000000        10.427884            4.28%              796,017      1997

Oppenheimer Variable Account        28.241523        29.294816            3.73%           13,833,949      2000
Funds -- Oppenheimer Global         18.054116        28.241523           56.43%           14,627,852      1999
Securities Fund/VA -- Q/NQ          16.030693        18.054116           12.62%           15,201,324      1998
                                    13.266755        16.030693           20.83%           15,779,155      1997
                                    11.411200        13.266755           16.26%           13,251,306      1996
                                    11.307851        11.411200            0.91%           11,329,212      1995
                                    12.151882        11.307851           -6.95%           12,749,841      1994
                                    10.000000        12.151882           21.52%            3,088,915      1993

Oppenheimer Variable Account        10.000000         8.976519          -10.23%              711,694      2000
Funds -- Oppenheimer Main
Street Growth & Income
Fund/VA -- Q/NQ

Oppenheimer Variable Account        24.251858        25.479369            5.06%            5,450,442      2000
Funds -- Oppenheimer Multiple       21.978211        24.251858           10.35%            6,529,656      1999
Strategies Fund/VA -- Q/NQ          20.878401        21.978211            5.27%            8,118,694      1998
                                    18.045475        20.878401           15.70%            9,146,343      1997
                                    15.831164        18.045475           13.99%            8,681,093      1996
                                    13.216172        15.831164           19.79%            8,255,507      1995
                                    13.655607        13.216172           -3.22%            7,261,531      1994
                                    11.932236        13.655607           14.44%            5,629,402      1993
                                    11.091678        11.932236            7.58%            3,535,342      1992
                                     9.565675        11.091678           15.95%            2,130,460      1991

------------
(1)  Formerly, Oppenheimer Variable Account Funds -- Oppenheimer Growth Fund.

                                  ACCUMULATION                                            NUMBER OF
                                  UNIT VALUE AT    ACCUMULATION     PERCENT CHANGE      ACCUMULATION
                                  BEGINNING OF     UNIT VALUE AT    IN ACCUMULATION    UNITS AT END OF
UNDERLYING MUTUAL FUND               PERIOD        END OF PERIOD       UNIT VALUE          PERIOD         YEAR
----------------------            -------------    -------------    ---------------    ---------------    ----
Strong Opportunity Fund II,         38.936728        40.875509           4.98%            13,442,638      2000
Inc.(1) -- Q/NQ                     29.241637        38.936728           33.16%           15,301,662      1999
                                    26.092982        29.241637           12.07%           17,586,610      1998
                                    21.072564        26.092982           23.82%           19,090,002      1997
                                    18.071722        21.072564           16.61%           19,977,106      1996
                                    14.551898        18.071722           24.19%           18,586,642      1995
                                    14.230988        14.551898            2.26%           17,513,555      1994
                                    11.519061        14.230988           23.54%           10,499,278      1993
                                    10.000000        11.519061           15.19%            2,413,958      1992

Strong Variable Insurance           19.472227        20.064864            3.04%            3,617,986      2000
Funds, Inc. -- Strong Discovery     18.773240        19.472227            3.72%            4,257,898      1999
Fund II, Inc. -- Q/NQ               17.733129        18.773240            5.87%            5,892,249      1998
                                    16.129688        17.733129            9.94%            6,800,124      1997
                                    16.212409        16.129688           -0.51%            8,335,885      1996
                                    12.143604        16.212409           33.51%           10,471,704      1995
                                    13.003747        12.143604           -6.61%            8,306,585      1994
                                    10.796708        13.003747           20.44%            5,367,712      1993
                                    10.000000        10.796708            7.97%            2,435,631      1992

Strong Variable Insurance           16.513647         9.857444          -40.31%            2,129,566      2000
Funds, Inc. -- International         8.937224        16.513647           84.77%            3,011,772      1999
Stock Fund II -- Q/NQ                9.509278         8.937224           -6.02%            1,939,467      1998
                                    11.140682         9.509278          -14.64%            2,324,241      1997
                                    10.226470        11.140682            8.94%            3,449,304      1996
                                    10.000000        10.226470            2.26%              165,338      1995

The Universal Institutional          8.855527         9.736352            9.95%              572,245      2000
Funds, Inc. -- Emerging Markets      6.934889         8.855527           27.70%              536,279      1999
Debt Portfolio(2) -- Q/NQ            9.810487         6.934889          -29.31%              701,335      1998
                                    10.000000         9.810487           -1.90%              394,301      1997

The Universal Institutional         18.111758        18.824987            3.94%            3,090,724      2000
Funds, Inc -- U.S. Real Estate
Portfolio -- Q/NQ

Van Eck Worldwide Insurance         14.942949        15.025051            0.55%            2,025,852      2000
Trust - Worldwide Bond Fund --      16.424717        14.942949           -9.02%            2,513,259      1999
Q/NQ                                14.758566        16.424717           11.29%            3,560,835      1998
                                    14.604281        14.758566            1.06%            4,120,794      1997
                                    14.433345        14.604281            1.18%            5,266,490      1996
                                    12.465907        14.433345           15.78%            6,014,294      1995
                                    12.798654        12.465907           -2.60%            5,935,916      1994
                                    12.031194        12.798654            6.38%            6,525,401      1993
                                    12.872259        12.031194           -6.53%            4,971,263      1992
                                    11.012132        12.872259           16.89%            2,301,735      1991


------------
(1)  Formerly, Strong Special Fund II, Inc.

(2) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. -- Emerging Markets Debt Portfolio.

                                  ACCUMULATION                                            NUMBER OF
                                  UNIT VALUE AT    ACCUMULATION     PERCENT CHANGE      ACCUMULATION
                                  BEGINNING OF     UNIT VALUE AT    IN ACCUMULATION    UNITS AT END OF
UNDERLYING MUTUAL FUND               PERIOD        END OF PERIOD       UNIT VALUE          PERIOD         YEAR
----------------------            -------------    -------------    ---------------    ---------------    ----
Van Eck Worldwide Insurance         11.300054         6.484040          -42.62%            4,235,314      2000
Trust -- Worldwide Emerging          5.716175        11.300054           97.69%            7,723,086      1999
Markets Fund -- Q/NQ                 8.738462         5.716175          -34.99%            3,256,971      1998
                                    10.077830         8.792462          -12.75%            4,440,484      1997
                                    10.000000        10.077830            0.78%              511,064      1996

Van Eck Worldwide Insurance         12.830391        14.108464            9.96%            2,449,239      2000
Trust -- Worldwide Hard Assets      10.743036        12.830391           19.43%            3,245,897      1999
Fund -- Q/NQ                        15.767781        10.743036          -31.87%            3,930,478      1998
                                    16.248199        15.767781           -2.96%            5,318,796      1997
                                    13.944310        16.248199           16.52%            6,709,462      1996
                                    12.728311        13.944310            9.55%            6,880,079      1995
                                    13.544828        12.728311           -6.03%            7,686,916      1994
                                     8.325308        13.544828           62.69%            5,534,623      1993
                                     8.795164         8.325308           -5.34%            1,761,064      1992
                                     9.175494         8.795164           -4.15%            1,014,701      1991

The American Century Variable Portfolios, Inc. -- American Century VP Value, Dreyfus Variable Investment Fund -- Growth & Income Portfolio -- Initial Shares, Van Eck Worldwide Insurance Trust -- Worldwide Emerging Markets Fund, and Credit Suisse Warburg Pincus Trust -- Global Post-Venture Capital Portfolio (formerly, Warburg Pincus Trust -- Post-Venture Capital Portfolio) were added to the variable account December 23, 1996. Therefore, the Condensed Financial Information reflects the reporting period from December 23, 1996 through December 31, 1996.

The Dreyfus Variable Investment Fund -- Appreciation Portfolio -- Initial Shares, Fidelity VIP III Growth Opportunities Portfolio, The Universal Institutional Funds, Inc. -- Emerging Markets Debt Portfolio, and Oppenheimer Variable Account Funds -- Oppenheimer Capital Appreciation Fund/VA were added to the variable account July 14, 1997. Therefore, the Condensed Financial Information reflects the reporting period from July 14, 1997 through December 31, 1997.

The American Century Variable Portfolios, Inc. -- American Century VP Income & Growth, NSAT Nationwide Small Cap Value Fund, and Neuberger Berman AMT Guardian Portfolio were added to the variable account May 1, 1998. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1998 through December 31, 1998.

The Dreyfus Investment Portfolios -- European Equity Portfolio -- Initial Shares, Janus Aspen Series -- Capital Appreciation Portfolio: Service Shares, Janus Aspen Series -- Global Technology Portfolio: Service Shares, Janus Aspen Series -- International Growth Portfolio: Service Shares, NSAT Dreyfus NSAT Mid Cap Index Fund, NSAT MAS NSAT Multi Sector Bond Fund, NSAT Nationwide Small Cap Growth Fund, NSAT Strong NSAT Mid Cap Growth Fund, Oppenheimer Variable Account Funds -- Oppenheimer Aggressive Growth Fund/VA, and Oppenheimer Variable Account Funds -- Oppenheimer Main Street Growth & Income Fund/VA were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT Gartmore NSAT Emerging Markets Fund, the NSAT Gartmore NSAT Global Technology and Communications Fund, the NSAT Gartmore NSAT International Growth Fund and the NSAT Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2001

                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-II

This Statement of Additional Information is not a prospectus. It contains information in addition to and in some respects more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2001. The prospectus may be obtained from Nationwide Life Insurance Company by One Nationwide Plaza, 1-05-P1 Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Calculations of Performance....................................................2
Annuity Payments...............................................................3
Financial Statements...........................................................4

GENERAL INFORMATION AND HISTORY

Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies and all of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $111 billion as of December 31, 2000.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract.

Nationwide is the custodian of the assets of the variable account. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The financial statements of Nationwide Life Insurance Company and Nationwide Variable Account-II have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The offices of KPMG LLP are located at Two Nationwide Plaza, Columbus, Ohio 43215.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 2000, 1999 and 1998, no underwriting commissions were paid by Nationwide to NISC.

CALCULATIONS OF PERFORMANCE

Any current yield quotations of the NSAT Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 2000, the NSAT-Money Market Fund's seven-day current unit value yield was 4.81%. The NSAT-Money Market Fund effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund. At December 31, 2000, the seven-day effective yield was 4.93%.

The NSAT-Money Market Fund yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the NSAT-Money Market Fund determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the NSAT-Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the NSAT-Money Market Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a maximum $30 Contract Maintenance Charge and a 1.30% Mortality and Expense Risk Charge and an Administration Charge. The redeemable value also reflects the effect of any applicable CDSC that may be imposed at the end of the period (see "Contingent Deferred Sales Charge" located in the prospectus). No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $10,000 and does not reflect the deduction of any applicable CDSC. Reflecting the CDSC would decrease the level of the performance advertised. The CDSC is not reflected because the contract is designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment used affects performance because the Contract Maintenance Charge is fixed per contract charge. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. The nonstandardized average annual total return will be based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                          Independent Auditors' Report
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-II:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 16, 2001

                         NATIONWIDE VARIABLE ACCOUNT-II
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2000

ASSETS:
   Investments at fair value:

      American Century VP - American Century VP Balanced (ACVPBal)
         23,254,381 shares (cost $179,292,973) ...........................................................  $   169,059,352

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         27,980,609 shares (cost $392,382,807) ...........................................................      441,534,009

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         10,915,573 shares (cost $81,181,130) ............................................................       77,609,722

      American Century VP - American Century VP International (ACVPInt)
         34,377,926 shares (cost $404,752,925) ...........................................................      351,686,188

      American Century VP - American Century VP Value (ACVPValue)
         14,687,317 shares (cost $90,479,525) ............................................................       97,964,406

      American VI Series - Growth Fund (AVISGro)
         509,178 shares (cost $26,295,872) ...............................................................       37,434,762

      American VI Series - High-Yield Bond Fund (AVISHiYld)
         139,753 shares (cost $1,862,224) ................................................................        1,711,974

      American VI Series - U.S. Government/AAA-Rated Securities Fund (AVISGvt)
         256,737 shares (cost $2,836,248) ................................................................        3,011,531

      Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         10,197,818 shares (cost $342,884,447) ...........................................................      351,518,786

      Dreyfus Stock Index Fund (DryStkIx)
         47,504,015 shares (cost $1,515,769,303) .........................................................    1,615,136,511

      Dreyfus IP - European Equity Portfolio (DryEuroEq)
         132,181 shares (cost $1,937,948) ................................................................        1,980,072

      Dreyfus VIF - Appreciation Portfolio (DryAp)
         3,629,617 shares (cost $141,849,692) ............................................................      141,228,408

      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         3,679,807 shares (cost $86,215,736) .............................................................       86,401,863

      Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
         77,340,396 shares (cost $1,706,271,773) .........................................................    1,973,726,911

      Fidelity VIP - Growth Portfolio: Initial Class (FidVIPGr)
         69,187,140 shares (cost $2,976,171,583) .........................................................    3,020,018,659

      Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI)
         41,926,587 shares (cost $438,089,544) ...........................................................      342,959,481

      Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)
         23,645,235 shares (cost $538,058,696) ...........................................................      472,668,247

      Fidelity VIP-II - Asset Manager Portfolio: Initial Class (FidVIPAM)
         49,686,540 shares (cost $773,705,924) ...........................................................      794,984,639

      Fidelity VIP-II - Contrafund Portfolio: Initial Class (FidVIPCon)
         51,619,503 shares (cost $1,134,162,899) .........................................................    1,225,447,013

                                                                   (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED


      Fidelity VIP-III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
         6,246,625 shares (cost $134,269,625) ............................................................      110,815,134

      Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         2,534,334 shares (cost $76,144,734) .............................................................       67,261,221

      Janus Aspen Series - Global Technology Portfolio - Service Shares (JanGlTech)
         6,847,187 shares (cost $63,328,493) .............................................................       44,849,073

      Janus Aspen Series - International Growth Portfolio - Service Shares (JanIntGro)
         1,435,892 shares (cost $48,064,242) .............................................................       43,995,729

      Morgan Stanley: UIF - Emerging Markets Debt Portfolio (MSEmMkt)
         1,572,030 shares (cost $11,883,018) .............................................................       10,862,730

      Morgan Stanley: UIF - U.S. Real Estate Portfolio (MSUSRE)
         10,659,840 shares (cost $120,720,608) ...........................................................      122,694,761

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         17,868,871 shares (cost $411,619,268) ...........................................................      262,315,026

      Nationwide SAT - Emerging Markets Fund - Gartmore (NSATEmMkt)
         9,010 shares (cost $66,587) .....................................................................           67,668

      Nationwide SAT - Global Technology & Communications Fund - Gartmore (NSATGlobT)
         237,854 shares (cost $2,018,034) ................................................................        1,748,223

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         30,233,627 shares (cost $344,097,628) ...........................................................      345,872,697

      Nationwide SAT - Growth Focus Fund - Turner (NSATGroF)
         344,805 shares (cost $2,318,713) ................................................................        2,058,486

      Nationwide SAT - International Growth Fund - Gartmore (NSATIntGr)
         4,352 shares (cost $37,004) .....................................................................           37,556

      Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMidCap)
         2,526,885 shares (cost $35,226,506) .............................................................       34,239,295

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         913,797,583 shares (cost $913,797,583) ..........................................................      913,797,583

      Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMSecBd)
         844,796 shares (cost $7,802,229) ................................................................        7,839,704

      Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG)
         552,347 shares (cost $9,665,026) ................................................................        8,970,122

      Nationwide SAT - Nationwide Small Cap Value Fund (NSATSmCapV)
         11,121,045 shares (cost $113,672,188) ...........................................................       96,753,091

      Nationwide SAT - Nationwide Small Company Fund (NSATSmCo)
         17,411,459 shares (cost $384,681,809) ...........................................................      348,229,187

      Nationwide SAT - Strong Mid Cap Growth Fund (NSATStMCap)
      (formerly Nationwide SAT - Strategic Growth Fund)
         2,611,307 shares (cost $53,576,949) .............................................................       43,426,031

      Nationwide SAT - Total Return Fund (NSATTotRe)
         74,857,980 shares (cost $1,095,406,803) .........................................................      871,346,886

      Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
         18,294,771 shares (cost $690,538,581) ...........................................................      560,734,733

      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         2,347,366 shares (cost $37,362,558) .............................................................       37,393,541

      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         9,037,242 shares (cost $120,105,250) ............................................................      119,201,227

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         23,283,571 shares (cost $410,224,132) ...........................................................      376,495,349

      Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
         1,285,356 shares (cost $122,935,186) ............................................................       90,964,657

      Oppenheimer Bond Fund/VA (OppBdFd)
         21,864,111 shares (cost $257,265,683) ...........................................................      245,971,243

      Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
         7,059,610 shares (cost $336,047,462) ............................................................      329,189,638

      Oppenheimer Global Securities Fund/VA (OppGlSec)
         26,027,907 shares (cost $696,147,464) ...........................................................      789,426,417

      Oppenheimer Main Street Growth & Income Fund/VA (OppGrInc)
         619,909 shares (cost $14,412,353) ...............................................................       13,179,265

      Oppenheimer - Multiple Strategies Fund/VA (OppMult)
         16,220,957 shares (cost $260,198,936) ...........................................................      268,456,831

      Strong Opportunity Fund II, Inc. (StOpp2)
         35,602,855 shares (cost $765,958,621) ...........................................................      852,332,352

      Strong VIF - Strong Discovery Fund II (StDisc2)
         9,922,780 shares (cost $109,765,274) ............................................................      117,882,629

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         4,225,537 shares (cost $44,383,087) .............................................................       41,832,815

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         5,644,091 shares (cost $56,242,113) .............................................................       58,529,219

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         5,781,598 shares (cost $53,187,826) .............................................................       47,929,443

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         4,383,045 shares (cost $51,907,128) .............................................................       52,903,357

      Warburg Pincus Trust - Global Post - Venture Capital Portfolio (WPGPVenCp)
         2,586,890 shares (cost $50,484,663) .............................................................       35,233,447

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         15,378,473 shares (cost $212,318,968) ...........................................................      165,011,013

      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         20,494,820 shares (cost $497,357,328) ...........................................................      341,853,595
                                                                                                             --------------
            Total investments ............................................................................   19,087,783,508
   Accounts receivable ...................................................................................        3,064,488
                                                                                                             --------------
            Total assets .................................................................................   19,090,847,996

Accounts Payable .........................................................................................                -
                                                                                                             --------------
Contract Owners' Equity (Note 4) ......................................................................... $ 19,090,847,996
                                                                                                             ==============



See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

                                                         Total                 ACVPBal          ACVPCapAp          ACVPIncGr
Investment activity:
  Reinvested dividends ..........................  $    336,342,837          4,946,562                  -            507,320
  Mortality and expense risk charges (note 2) ...      (293,681,788)        (2,547,718)        (6,362,673)        (1,190,574)
                                                   ----------------       ------------      -------------      -------------
     Net investment activity ....................        42,661,049          2,398,844         (6,362,673)          (683,254)
                                                   ----------------       ------------      -------------      -------------

  Proceeds from mutual funds shares sold ........    14,227,790,121         38,657,943        207,564,165         33,696,879
  Cost of mutual fund shares sold ...............   (12,632,520,900)       (37,471,959)      (123,236,400)       (29,004,425)
                                                   ----------------       ------------      -------------      -------------
     Realized gain (loss) on investments ........     1,595,269,221          1,185,984         84,327,765          4,692,454
  Change in unrealized gain (loss)
     on investments .............................    (5,003,649,641)       (13,792,135)       (71,949,602)       (14,589,166)
                                                   ----------------       ------------      -------------      -------------
     Net gain (loss) on investments .............    (3,408,380,420)       (12,606,151)        12,378,163         (9,896,712)
                                                   ----------------       ------------      -------------      -------------
  Reinvested capital gains ......................     1,946,976,470          3,115,066         13,797,979                  -
                                                   ----------------       ------------      -------------      -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......  $ (1,418,742,901)        (7,092,241)        19,813,469        (10,579,966)
                                                   ================       ============      =============      =============




                                                         ACVPInt             ACVPValue         AVISGro             AVISHiYld
Investment activity:
  Reinvested dividends ..........................         599,493            675,725              1,140             16,648
  Mortality and expense risk charges (note 2) ...      (6,086,435)          (843,948)          (565,145)           (23,855)
                                                   --------------     --------------      -------------      -------------
     Net investment activity ....................      (5,486,942)          (168,223)          (564,005)            (7,207)
                                                   --------------     --------------      -------------      -------------

  Proceeds from mutual funds shares sold ........     476,535,373        126,703,947          7,839,822            833,463
  Cost of mutual fund shares sold ...............    (368,103,684)      (131,978,000)        (3,598,885)          (968,362)
                                                   --------------     --------------      -------------      -------------
     Realized gain (loss) on investments ........     108,431,689         (5,274,053)         4,240,937           (134,899)
  Change in unrealized gain (loss)
     on investments .............................    (197,284,487)        14,392,026         (2,180,702)            73,417
                                                   --------------     --------------      -------------      -------------
     Net gain (loss) on investments .............     (88,852,798)         9,117,973          2,060,235            (61,482)
                                                   --------------     --------------      -------------      -------------
  Reinvested capital gains ......................       8,963,259          1,729,062            279,311                  -
                                                   --------------     --------------      -------------      -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     (85,376,481)        10,678,812          1,775,541            (68,689)
                                                   ==============     ==============      =============      =============



                                                         AVISGvt              DrySRGro          DryStkIx          DryEuroEq
Investment activity:
  Reinvested dividends ..........................  $         18,356          2,910,775         17,358,217              4,001
  Mortality and expense risk charges (note 2) ...           (41,633)        (5,481,462)       (25,675,177)           (14,020)
                                                   ----------------       ------------      -------------      -------------
     Net investment activity ....................           (23,277)        (2,570,687)        (8,316,960)           (10,019)
                                                   ----------------       ------------      -------------      -------------

  Proceeds from mutual funds shares sold ........         1,047,765         64,620,243        512,020,192         25,953,251
  Cost of mutual fund shares sold ...............        (1,076,744)       (48,400,745)      (350,569,645)       (25,953,871)
                                                   ----------------       ------------      -------------      -------------
     Realized gain (loss) on investments ........           (28,979)        16,219,498        161,450,547               (620)
  Change in unrealized gain (loss)
     on investments .............................           355,766        (62,886,177)      (379,329,471)            42,124
                                                   ----------------       ------------      -------------      -------------
     Net gain (loss) on investments .............           326,787        (46,666,679)      (217,878,924)            41,504
                                                   ----------------       ------------      -------------      -------------
  Reinvested capital gains ......................                 -                  -         26,620,604             21,380
                                                   ----------------       ------------      -------------      -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......  $        303,510        (49,237,366)      (199,575,280)            52,865
                                                   ================       ============      =============      =============



                                                          DryAp              DryGrInc         FidVIPEI           FidVIPGr
Investment activity:
  Reinvested dividends ..........................         940,865            549,542         38,829,214          4,266,552
  Mortality and expense risk charges (note 2) ...      (2,211,671)        (1,282,183)       (27,456,577)       (49,865,025)
                                                   --------------     --------------      -------------      -------------
     Net investment activity ....................      (1,270,806)          (732,641)        11,372,637        (45,598,473)
                                                   --------------     --------------      -------------      -------------

  Proceeds from mutual funds shares sold ........     118,601,893         32,949,376        682,979,109        851,570,151
  Cost of mutual fund shares sold ...............    (100,296,275)       (28,315,551)      (532,556,353)      (535,099,742)
                                                   --------------     --------------      -------------      -------------
     Realized gain (loss) on investments ........      18,305,618          4,633,825        150,422,756        316,470,409
  Change in unrealized gain (loss)
     on investments .............................     (22,870,820)       (11,855,217)      (198,469,780)    (1,116,288,993
                                                   --------------     --------------      -------------      -------------
     Net gain (loss) on investments .............      (4,565,202)        (7,221,392)       (48,047,024)      (799,818,584)
                                                   --------------     --------------      -------------      -------------
  Reinvested capital gains ......................       1,595,808          3,140,839        146,286,807        424,521,957
                                                   --------------     --------------      -------------      -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      (4,240,200)        (4,813,194)       109,612,420       (420,895,100)
                                                   ==============     ==============      =============      =============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2000


                                                         FidVIPHI          FidVIPOv      FidVIPAM        FidVIPCon
Investment activity:
  Reinvested dividends .............................. $  38,902,379       9,681,807      32,748,330       5,252,803
  Mortality and expense risk charges (note 2) .......    (6,528,204)     (8,011,526)    (12,355,587)    (19,034,374)
                                                       ------------    ------------    ------------    ------------
     Net investment activity ........................    32,374,175       1,670,281      20,392,743     (13,781,571)
                                                       ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ............   322,570,744     782,703,829     236,635,022     295,680,020
  Cost of mutual fund shares sold ...................  (367,611,353)   (770,972,116)   (210,670,183)   (190,692,946)
                                                       ------------    ------------    ------------    ------------
     Realized gain (loss) on investments ............   (45,040,609)     11,731,713      25,964,839     104,987,074
  Change in unrealized gain (loss)
     on investments .................................  (102,409,099)   (198,181,756)   (170,721,604)   (392,414,348)
                                                       ------------    ------------    ------------    ------------
     Net gain (loss) on investments .................  (147,449,708)   (186,450,043)   (144,756,765)   (287,427,274)
                                                       ------------    ------------    ------------    ------------
  Reinvested capital gains ..........................             -      60,969,217      77,152,846     190,676,735
                                                       ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........... $(115,075,533)   (123,810,545)    (47,211,176)   (110,532,110)
                                                       ============    ============    ============    ============



                                                           FidVIPGrOp       JanCapAp        JanGlTech       JanIntGro
Investment activity:
  Reinvested dividends ..............................       2,124,444         481,422         281,670       1,449,874
  Mortality and expense risk charges (note 2) .......      (1,952,833)       (476,847)       (366,503)       (311,550)
                                                         ------------     -----------     -----------     -----------
     Net investment activity ........................         171,611           4,575         (84,833)      1,138,324
                                                         ------------     -----------     -----------     -----------

  Proceeds from mutual funds shares sold ............     111,933,140      57,605,679      22,816,827      74,533,541
  Cost of mutual fund shares sold ...................    (114,214,972)    (62,436,374)    (25,949,533)    (80,669,319)
                                                         ------------     -----------     -----------     -----------
     Realized gain (loss) on investments ............      (2,281,832)     (4,830,695)     (3,132,706)     (6,135,778)
  Change in unrealized gain (loss)
     on investments .................................     (36,526,452)     (8,883,513)    (18,479,419)     (4,068,513)
                                                         ------------     -----------     -----------     -----------
     Net gain (loss) on investments .................     (38,808,284)    (13,714,208)    (21,612,125)    (10,204,291)
                                                         ------------     -----------     -----------     -----------
  Reinvested capital gains ..........................      10,773,968               -               -               -
                                                         ------------     -----------     -----------     -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ...........     (27,862,705)    (13,709,633)    (21,696,958)     (9,065,967)
                                                         ============     ===========     ===========     ===========


                                                          MSEmMkt           MSUSRE       NSATCapAp       NSATEmMkt
Investment activity:
  Reinvested dividends .............................. $   1,120,635      32,961,715         741,998               -
  Mortality and expense risk charges (note 2) .......      (142,805)     (1,483,148)     (5,394,397)         (1,513)
                                                       ------------    ------------    ------------    ------------
     Net investment activity ........................       977,830      31,478,567      (4,652,399)         (1,513)
                                                       ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ............    32,212,921     223,583,091     237,350,897       3,350,319
  Cost of mutual fund shares sold ...................   (31,758,958)   (226,369,983)   (225,246,208)     (3,500,839)
                                                       ------------    ------------    ------------    ------------
     Realized gain (loss) on investments ............       453,963      (2,786,892)     12,104,689        (150,520)
  Change in unrealized gain (loss)
     on investments .................................      (673,802)     19,366,953    (177,949,935)          1,081
                                                       ------------    ------------    ------------    ------------
     Net gain (loss) on investments .................      (219,839)     16,580,061    (165,845,246)       (149,439)
                                                       ------------    ------------    ------------    ------------
  Reinvested capital gains ..........................             -         601,441      59,008,658               -
                                                       ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........... $     757,991      48,660,069    (111,488,987)       (150,952)
                                                       ============    ============    ============    ============



                                                            NSATGlobT       NSATGvtBd        NSATGroF       NSATIntGr
Investment activity:
  Reinvested dividends ..............................               -      18,718,871               -               -
  Mortality and expense risk charges (note 2) .......          (7,094)     (4,295,799)         (6,351)         (1,419)
                                                         ------------     -----------     -----------     -----------
     Net investment activity ........................          (7,094)     14,423,072          (6,351)         (1,419)
                                                         ------------     -----------     -----------     -----------

  Proceeds from mutual funds shares sold ............      11,096,125     178,575,142      14,312,836       1,998,628
  Cost of mutual fund shares sold ...................     (11,762,917)   (190,997,578)    (14,785,154)     (2,043,434)
                                                         ------------     -----------     -----------     -----------
     Realized gain (loss) on investments ............        (666,792)    (12,422,436)       (472,318)        (44,806)
  Change in unrealized gain (loss)
     on investments .................................        (269,811)     30,923,586        (260,227)            552
                                                         ------------     -----------     -----------     -----------
     Net gain (loss) on investments .................        (936,603)     18,501,150        (732,545)        (44,254)
                                                         ------------     -----------     -----------     -----------
  Reinvested capital gains ..........................          37,037               -               -               -
                                                         ------------     -----------     -----------     -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ...........        (906,660)     32,924,222        (738,896)        (45,673)
                                                         ============     ===========     ===========     ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2000


                                                     NSATMidCap         NSATMyMkt      NSATMSecBd         NSATSmCapG

Investment activity:
  Reinvested dividends ..........................  $       93,067       59,145,026          186,910                -
  Mortality and expense risk charges (note 2) ...        (125,260)     (13,693,133)         (23,638)         (58,586)
                                                   --------------   --------------   --------------   --------------
     Net investment activity ....................         (32,193)      45,451,893          163,272          (58,586)
                                                   --------------   --------------   --------------   --------------

  Proceeds from mutual funds shares sold ........      41,563,515    4,404,623,519        7,239,400       17,108,484
  Cost of mutual fund shares sold ...............     (43,050,535)  (4,404,623,519)      (7,226,649)     (19,196,558)
                                                   --------------   --------------   --------------   --------------
     Realized gain (loss) on investments ........      (1,487,020)               -           12,751       (2,088,074)
  Change in unrealized gain (loss)
     on investments .............................        (987,211)               -           37,475         (694,904)
                                                   --------------   --------------   --------------   --------------
     Net gain (loss) on investments .............      (2,474,231)               -           50,226       (2,782,978)
                                                   --------------   --------------   --------------   --------------
  Reinvested capital gains ......................       1,086,470                -                -           31,939
                                                   --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......  $   (1,419,954)      45,451,893          213,498       (2,809,625)
                                                   ==============   ==============   ==============   ==============


                                                      NSATSmCapV        NSATSmCo         NSATStMCap       NSATTotRe

Investment activity:
  Reinvested dividends ..........................                -           97,333                -        6,105,311
  Mortality and expense risk charges (note 2) ...         (985,007)      (4,969,785)        (186,031)     (13,406,938)
                                                    --------------   --------------   --------------   --------------
     Net investment activity ....................         (985,007)      (4,872,452)        (186,031)      (7,301,627)
                                                    --------------   --------------   --------------   --------------

  Proceeds from mutual funds shares sold ........       91,890,544      234,924,022       15,812,523      312,639,339
  Cost of mutual fund shares sold ...............      (90,820,810)    (157,269,712)     (16,787,763)    (200,114,028)
                                                    --------------   --------------   --------------   --------------
     Realized gain (loss) on investments ........        1,069,734       77,654,310         (975,240)     112,525,311
  Change in unrealized gain (loss)
     on investments .............................      (14,334,385)    (111,734,964)     (10,150,918)    (463,580,827)
                                                    --------------   --------------   --------------   --------------
     Net gain (loss) on investments .............      (13,264,651)     (34,080,654)     (11,126,158)    (351,055,516)
                                                    --------------   --------------   --------------   --------------
  Reinvested capital gains ......................       17,275,169       60,835,212          326,797      324,128,385
                                                    --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......        3,025,511       21,882,106      (10,985,392)     (34,228,758)
                                                    ==============   ==============   ==============   ==============


                                                     NBAMTGro           NBAMTGuard      NBAMTLMat         NBAMTPart
Investment activity:
  Reinvested dividends ..........................  $            -          236,166        8,603,739        3,642,418
  Mortality and expense risk charges (note 2) ...      (9,756,290)        (536,107)      (1,623,846)      (5,802,124)
                                                   --------------   --------------   --------------   --------------
     Net investment activity ....................      (9,756,290)        (299,941)       6,979,893       (2,159,706)
                                                   --------------   --------------   --------------   --------------

  Proceeds from mutual funds shares sold ........     445,570,447       37,488,289       58,002,961      206,291,687
  Cost of mutual fund shares sold ...............    (284,347,667)     (35,122,191)     (61,925,638)    (253,175,462)
                                                   --------------   --------------   --------------   --------------
     Realized gain (loss) on investments ........     161,222,780        2,366,098       (3,922,677)     (46,883,775)
  Change in unrealized gain (loss)
     on investments .............................    (316,766,270)      (2,749,827)       3,046,369      (34,016,160)
                                                   --------------   --------------   --------------   --------------
     Net gain (loss) on investments .............    (155,543,490)        (383,729)        (876,308)     (80,899,935)
                                                   --------------   --------------   --------------   --------------
  Reinvested capital gains ......................      58,133,678                -                -       77,462,093
                                                   --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......  $ (107,166,102)        (683,670)       6,103,585       (5,597,548)
                                                   ==============   ==============   ==============   ==============



                                                      OppAggGro         OppBdFd           OppCapAp        OppGlSec
Investment activity:
  Reinvested dividends ..........................                -       21,310,736          353,922        2,311,484
  Mortality and expense risk charges (note 2) ...         (599,214)      (3,492,774)      (4,389,570)     (11,809,389)
                                                    --------------   --------------   --------------   --------------
     Net investment activity ....................         (599,214)      17,817,962       (4,035,648)      (9,497,905)
                                                    --------------   --------------   --------------   --------------

  Proceeds from mutual funds shares sold ........       93,015,615       72,553,356       88,674,800      238,995,506
  Cost of mutual fund shares sold ...............      (97,005,816)     (76,056,854)     (68,915,331)    (150,843,855)
                                                    --------------   --------------   --------------   --------------
     Realized gain (loss) on investments ........       (3,990,201)      (3,503,498)      19,759,469       88,151,651
  Change in unrealized gain (loss)
     on investments .............................      (31,970,529)      (2,972,753)     (46,441,022)    (176,946,955)
                                                    --------------   --------------   --------------   --------------
     Net gain (loss) on investments .............      (35,960,730)      (6,476,251)     (26,681,553)     (88,795,304)
                                                    --------------   --------------   --------------   --------------
  Reinvested capital gains ......................                -                -       18,886,990      129,198,733
                                                    --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      (36,559,944)      11,341,711      (11,830,211)      30,905,524
                                                    ==============   ==============   ==============   ==============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2000



                                                     OppGrInc       OppMult         StOpp2         StDisc2
Investment activity:
  Reinvested dividends ..........................  $          -     13,317,855              -              -
  Mortality and expense risk charges (note 2) ...       (63,915)    (3,835,851)   (12,067,686)    (1,784,727)
                                                   ------------   ------------   ------------   ------------
     Net investment activity ....................       (63,915)     9,482,004    (12,067,686)    (1,784,727)
                                                   ------------   ------------   ------------   ------------

  Proceeds from mutual funds shares sold ........     3,549,589     69,088,813    194,152,314     45,618,740
  Cost of mutual fund shares sold ...............    (3,620,088)   (57,399,651)  (134,035,263)   (46,277,379)
                                                   ------------   ------------   ------------   ------------
     Realized gain (loss) on investments ........       (70,499)    11,689,162     60,117,051       (658,639)
  Change in unrealized gain (loss)
     on investments .............................    (1,233,088)   (26,097,733)  (113,708,446)     7,774,816
                                                   ------------   ------------   ------------   ------------
     Net gain (loss) on investments .............    (1,303,587)   (14,408,571)   (53,591,395)     7,116,177
                                                   ------------   ------------   ------------   ------------
  Reinvested capital gains ......................             -     19,342,890    109,148,007              -
                                                   ------------   ------------   ------------   ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......  $ (1,367,502)    14,416,323     43,488,926      5,331,450
                                                   ============   ============   ============   ============

                                                      StIntStk2        VEWrldBd     VEWrldEMkt      VEWrldHAs
Investment activity:
  Reinvested dividends ..........................              -      3,243,259              -        725,801
  Mortality and expense risk charges (note 2) ...     (1,113,146)      (790,747)    (1,415,017)      (749,194)
                                                    ------------   ------------   ------------   ------------
     Net investment activity ....................     (1,113,146)     2,452,512     (1,415,017)       (23,393)
                                                    ------------   ------------   ------------   ------------

  Proceeds from mutual funds shares sold ........    610,439,947     89,550,740    324,041,854    117,151,097
  Cost of mutual fund shares sold ...............   (613,014,036)   (98,419,663)  (327,865,067)  (112,165,623)
                                                    ------------   ------------   ------------   ------------
     Realized gain (loss) on investments ........     (2,574,089)    (8,868,923)    (3,823,213)     4,985,474
  Change in unrealized gain (loss)
     on investments .............................    (24,695,898)     6,299,160    (39,685,719)      (988,569)
                                                    ------------   ------------   ------------   ------------
     Net gain (loss) on investments .............    (27,269,987)    (2,569,763)   (43,508,932)     3,996,905
                                                    ------------   ------------   ------------   ------------
  Reinvested capital gains ......................              -              -              -              -
                                                    ------------   ------------   ------------   ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    (28,383,133)      (117,251)   (44,923,949)     3,973,512
                                                    ============   ============   ============   ============


                                                     WPGPVenCp       WPIntEq       WPSmCoGr

Investment activity:
  Reinvested dividends ..........................    $        -        879,452              -
  Mortality and expense risk charges (note 2) ...      (729,116)    (3,093,430)    (6,563,221)
                                                   -----------    ------------  -------------
     Net investment activity ....................      (729,116)    (2,213,978)    (6,563,221)
                                                   ------------   ------------  -------------

  Proceeds from mutual funds shares sold ........    91,370,015    166,346,774    361,553,898
  Cost of mutual fund shares sold ...............   (78,711,554)  (127,687,849)  (220,529,831)
                                                   ------------   ------------  -------------
     Realized gain (loss) on investments ........    12,658,461     38,658,925    141,024,067
  Change in unrealized gain (loss)
     on investments .............................   (27,569,954)  (123,736,849)  (312,564,956)
                                                   ------------   ------------   ------------
     Net gain (loss) on investments .............   (14,911,493)   (85,077,924)  (171,540,889)
                                                   ------------   ------------   ------------
  Reinvested capital gains ......................     4,611,094     21,145,657     76,071,382
                                                   ------------   ------------   ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......  $(11,029,515)   (66,146,245)  (102,032,728)
                                                   ============   ============   ============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2000 and 1999


                                                               Total                                   ACVPBal
                                                     2000              1999               2000                   1999
Investment activity:
  Net investment income ................   $     42,661,049          61,492,306           2,398,844           1,190,939
  Realized gain (loss) on investments ..      1,595,269,221       1,344,241,413           1,185,984           2,061,496
  Change in unrealized gain (loss)
     on investments ....................     (5,003,649,641)      1,709,941,913         (13,792,135)        (14,059,807)
  Reinvested capital gains .............      1,946,976,470         890,110,382           3,115,066          27,539,149
                                           ----------------    ----------------    ----------------    ----------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (1,418,742,901)      4,005,786,014          (7,092,241)         16,731,777
                                           ----------------    ----------------    ----------------    ----------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      1,059,364,499       1,492,378,564           8,527,067          15,664,882
  Transfers between funds ..............                  -                   -          (7,015,872)        (11,222,326)
  Redemptions ..........................     (3,887,748,475)     (2,712,438,299         (31,482,743)        (22,586,889)
  Annuity benefits .....................         (4,060,823)         (2,862,882)            (37,053)            (20,482)
  Annual contract maintenance charges
     (note 2) ..........................         (8,168,521)         (8,399,835)            (69,439)            (77,891)
  Contingent deferred sales charges
     (note 2) ..........................        (43,763,514)        (32,704,996)           (340,810)           (291,236)
  Adjustments to maintain reserves .....        (21,377,185)            911,942              (4,311)               (340)
                                           ----------------    ----------------    ----------------    ----------------
       Net equity transactions .........     (2,905,754,019)     (1,263,115,506         (30,423,161)        (18,534,282)
                                           ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ..     (4,324,496,920)      2,742,670,508         (37,515,402)         (1,802,505)
Contract owners' equity beginning
  of period ............................     23,415,344,916      20,672,674,408         206,570,508         208,373,013
                                           ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ..   $ 19,090,847,996      23,415,344,916         169,055,106         206,570,508
                                           ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ......................        861,079,261         896,664,775          10,612,205          11,603,438
                                           ----------------    ----------------    ----------------    ----------------
  Units purchased ......................        686,223,855         689,982,909           1,357,021           2,684,192
  Units redeemed .......................       (775,444,668)       (725,568,423)         (2,924,377)         (3,675,425)
                                           ----------------    ----------------    ----------------    ----------------
  Ending units .........................        771,858,448         861,079,261           9,044,849          10,612,205
                                           ================    ================    ================    ================


                                                          ACVPCapAp                                ACVPIncGr
                                                     2000               1999               2000                 1999
Investment activity:
  Net investment income ................          (6,362,673)         (3,500,987)           (683,254)           (871,103)
  Realized gain (loss) on investments ..          84,327,765            (540,542)          4,692,454           4,064,311
  Change in unrealized gain (loss)
     on investments ....................         (71,949,602)        147,944,253         (14,589,166)          7,240,752
  Reinvested capital gains .............          13,797,979                   -                   -                   -
                                            ----------------    ----------------    ----------------    ----------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          19,813,469         143,902,724         (10,579,966)         10,433,960
                                            ----------------    ----------------    ----------------    ----------------

Equity transactions:
  Purchase payments received from
     contract owners ...................          16,247,133          15,321,810           7,275,267          11,461,943
  Transfers between funds ..............         114,306,526          10,543,287          11,636,255          30,819,145
  Redemptions ..........................         (86,494,032)        (41,284,239)        (14,382,558)         (7,460,786)
  Annuity benefits .....................             (79,237)            (48,809)                  -                   -
  Annual contract maintenance charges
     (note 2) ..........................            (229,741)           (188,703)            (28,774)            (17,447)
  Contingent deferred sales charges
     (note 2) ..........................            (884,203)           (395,615)           (152,567)           (100,849)
  Adjustments to maintain reserves .....             (76,088)             10,726               2,019              (6,972)
                                            ----------------    ----------------    ----------------    ----------------
       Net equity transactions .........          42,790,358         (16,041,543)          4,349,642          34,695,034
                                            ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ..          62,603,827         127,861,181          (6,230,324)         45,128,994
Contract owners' equity beginning
  of period ............................         378,916,485         251,055,304          83,843,064          38,714,070
                                            ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ..         441,520,312         378,916,485          77,612,740          83,843,064
                                            ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ......................          13,411,163          14,003,877           6,653,902           3,577,113
                                            ----------------    ----------------    ----------------    ----------------
  Units purchased ......................          16,993,215          12,210,100           6,142,015           8,445,413
  Units redeemed .......................         (15,337,655)        (12,802,814)         (5,811,117)         (5,368,624)
                                            ----------------    ----------------    ----------------    ----------------
  Ending units .........................          15,066,723          13,411,163           6,984,800           6,653,902
                                            ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                       ACVPInt                            ACVPValue
                                               2000                1999            2000              1999
Investment activity:
  Net investment income ................   $  (5,486,942)      (4,261,532)        (168,223)        (393,103)
  Realized gain (loss) on investments ..     108,431,689       40,350,220       (5,274,053)      (4,133,643)
  Change in unrealized gain (loss)
     on investments ....................    (197,284,487)     134,123,037       14,392,026       (5,054,394)
  Reinvested capital gains .............       8,963,259                -        1,729,062        5,607,994
                                           -------------    -------------    -------------    -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (85,376,481)     170,211,725       10,678,812       (3,973,146)
                                           -------------    -------------    -------------    -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      22,841,373       17,432,902        3,770,820        6,230,196
  Transfers between funds ..............      44,636,984         (423,845)      34,964,668       (4,726,693)
  Redemptions ..........................     (73,855,111)     (34,126,117)      (9,545,139)      (7,852,378)
  Annuity benefits .....................        (112,426)         (33,416)         (30,410)         (27,070)
  Annual contract maintenance charges
     (note 2) ..........................        (115,576)         (86,416)         (19,067)         (22,403)
  Contingent deferred sales charges
     (note 2) ..........................        (831,697)        (455,988)        (147,698)        (124,598)
  Adjustments to maintain reserves .....          (7,746)             316          (13,188)           5,851
                                           -------------    -------------    -------------    -------------
       Net equity transactions .........      (7,444,199)     (17,692,564)      28,979,986       (6,517,095)

Net change in contract owners' equity ..     (92,820,680)     152,519,161       39,658,798      (10,490,241)
Contract owners' equity beginning
  of period ............................     444,496,938      291,977,777       58,294,950       68,785,191
                                           -------------    -------------    -------------    -------------
Contract owners' equity end of period ..   $ 351,676,258      444,496,938       97,953,748       58,294,950
                                           =============    =============    =============    =============


CHANGES IN UNITS:
  Beginning units ......................      17,059,506       18,142,149        4,565,160        5,268,607
                                           -------------    -------------    -------------    -------------
  Units purchased ......................      29,205,948       29,429,541       18,040,408        8,342,163
  Units redeemed .......................     (29,824,528)     (30,512,184)     (16,024,447)      (9,045,610)
                                           -------------    -------------    -------------    -------------
  Ending units .........................      16,440,926       17,059,506        6,581,121        4,565,160
                                           =============    =============    =============    =============



                                                         AVISGro                       AVISHiYld
                                                  2000               1999         2000                1999
Investment activity:
  Net investment income ................         (564,005)        (387,082)          (7,207)         196,728
  Realized gain (loss) on investments ..        4,240,937        3,946,254         (134,899)         (65,704)
  Change in unrealized gain (loss)
     on investments ....................       (2,180,702)       6,534,190           73,417          (26,416)
  Reinvested capital gains .............          279,311        5,600,035                -                -
                                            -------------    -------------    -------------    -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................        1,775,541       15,693,397          (68,689)         104,608
                                            -------------    -------------    -------------    -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................          546,412          476,394           51,406           58,162
  Transfers between funds ..............          (15,243)          98,674          (88,959)         (48,450)
  Redemptions ..........................       (6,436,507)      (5,784,308)        (314,108)        (591,479)
  Annuity benefits .....................             (871)            (608)          (6,447)          (6,533)
  Annual contract maintenance charges
     (note 2) ..........................          (13,351)         (14,293)          (1,028)          (1,519)
  Contingent deferred sales charges
     (note 2) ..........................           (8,022)         (17,393)            (566)          (1,150)
  Adjustments to maintain reserves .....            2,077            1,323              212              181
                                            -------------    -------------    -------------    -------------
       Net equity transactions .........       (5,925,505)      (5,240,211)        (359,490)        (590,788)

Net change in contract owners' equity ..       (4,149,964)      10,453,186         (428,179)        (486,180)
Contract owners' equity beginning
  of period ............................       41,586,375       31,133,189        2,140,325        2,626,505
                                            -------------    -------------    -------------    -------------
Contract owners' equity end of period ..       37,436,411       41,586,375        1,712,146        2,140,325
                                            =============    =============    =============    =============


CHANGES IN UNITS:
  Beginning units ......................          635,473          740,145           78,579          100,976
                                            -------------    -------------    -------------    -------------
  Units purchased ......................           23,527           61,602           18,384           15,188
  Units redeemed .......................         (105,616)        (166,274)         (31,344)         (37,585)
                                            -------------    -------------    -------------    -------------
  Ending units .........................          553,384          635,473           65,619           78,579
                                            =============    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                           AVISGvt                           DrySRGro
                                                  2000              1999              2000               1999
Investment activity:
  Net investment income ................   $      (23,277)          193,869        (2,570,687)       (4,305,027)
  Realized gain (loss) on investments ..          (28,979)          (18,549)       16,219,498        29,749,707
  Change in unrealized gain (loss)
     on investments ....................          355,766          (252,264)      (62,886,177)       43,395,270
  Reinvested capital gains .............                -                 -                 -        13,095,806
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          303,510           (76,944)      (49,237,366)       81,935,756
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................           64,579           172,875        31,950,463        36,723,685
  Transfers between funds ..............         (157,775)         (177,069)       33,742,334        39,965,200
  Redemptions ..........................         (719,337)         (859,084)      (57,231,777)      (30,265,730)
  Annuity benefits .....................           (4,917)           (4,989)          (73,180)           (9,832)
  Annual contract maintenance charges
     (note 2) ..........................           (2,259)           (3,011)         (189,350)         (155,033)
  Contingent deferred sales charges
     (note 2) ..........................           (1,067)           (3,094)         (821,264)         (415,490)
  Adjustments to maintain reserves .....              178                48           190,260            33,290
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........         (820,598)         (874,324)        7,567,486        45,876,090
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..         (517,088)         (951,268)      (41,669,880)      127,811,846
Contract owners' equity beginning

  of period ............................        3,528,760         4,480,028       393,191,060       265,379,214
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..   $    3,011,672         3,528,760       351,521,180       393,191,060
                                           ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units ......................          169,204           211,100        11,427,105         9,911,415
                                           --------------    --------------    --------------    --------------
  Units purchased ......................            9,498            10,867         5,118,572         9,520,576
  Units redeemed .......................          (47,876)          (52,763)       (4,923,748)       (8,004,886)
                                           --------------    --------------    --------------    --------------
  Ending units .........................          130,826           169,204        11,621,929        11,427,105
                                           ==============    ==============    ==============    ==============


                                                           DryStkIx                            DryEuroEq
                                                  2000                1999             2000               1999
Investment activity:
  Net investment income ................        (8,316,960)       (5,404,190)          (10,019)              -
  Realized gain (loss) on investments ..       161,450,547       168,282,101              (620)              -
  Change in unrealized gain (loss)
     on investments ....................      (379,329,471)      151,537,337            42,124               -
  Reinvested capital gains .............        26,620,604        18,032,609            21,380               -
                                            --------------    --------------    --------------     -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (199,575,280)      332,447,857            52,865               -
                                            --------------    --------------    --------------     -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................       107,650,090       171,990,917           138,387               -
  Transfers between funds ..............       (84,306,975)       49,562,572         1,905,481               -
  Redemptions ..........................      (289,969,176)     (186,725,313)         (113,891)              -
  Annuity benefits .....................          (501,706)         (229,153)                -               -
  Annual contract maintenance charges
     (note 2) ..........................          (654,662)         (630,539)             (168)              -
  Contingent deferred sales charges
     (note 2) ..........................        (4,069,893)       (2,694,935)           (2,605)              -
  Adjustments to maintain reserves .....           (36,987)           59,782                18               -
                                            --------------    --------------    --------------     -----------
       Net equity transactions .........      (271,889,309)       31,333,331         1,927,222               -
                                            --------------    --------------    --------------     -----------

Net change in contract owners' equity ..      (471,464,589)      363,781,188         1,980,087               -
Contract owners' equity beginning
  of period ............................     2,086,553,420     1,722,772,232                 -               -
                                            --------------    --------------    --------------     -----------
Contract owners' equity end of period ..     1,615,088,831     2,086,553,420         1,980,087               -
                                            ==============    ==============    ==============     ===========


CHANGES IN UNITS:
  Beginning units ......................        64,392,991        63,254,423                 -               -
                                            --------------    --------------    --------------     -----------
  Units purchased ......................        25,502,607        43,689,423           310,046               -
  Units redeemed .......................       (34,242,954)      (42,550,855)          (96,435)              -
                                            --------------    --------------    --------------     -----------
  Ending units .........................        55,652,644        64,392,991           213,611               -
                                            ==============    ==============    ==============     ===========


                                                                    (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                           DryAp                            DryGrInc
                                                2000                1999            2000              1999
Investment activity:
  Net investment income ................   $   (1,270,806)       (1,571,464)         (732,641)         (592,754)
  Realized gain (loss) on investments ..       18,305,618        10,117,508         4,633,825         1,423,237
  Change in unrealized gain (loss)
     on investments ....................      (22,870,820)        8,792,210       (11,855,217)        8,259,646
  Reinvested capital gains .............        1,595,808           755,817         3,140,839         2,649,264
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (4,240,200)       18,094,071        (4,813,194)       11,739,393
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       10,844,689        22,276,022         7,186,203        10,108,825
  Transfers between funds ..............      (35,364,746)       18,125,447         8,087,970        (7,158,428)
  Redemptions ..........................      (30,678,960)      (23,965,643)      (11,406,410)       (7,431,820)
  Annuity benefits .....................          (37,828)           (4,604)             (306)             (283)
  Annual contract maintenance charges
     (note 2) ..........................          (56,528)          (56,458)          (40,569)          (35,834)
  Contingent deferred sales charges
     (note 2) ..........................         (397,911)         (280,455)         (165,319)         (139,243)
  Adjustments to maintain reserves .....         (158,189)            3,538             3,330              (542)
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........      (55,849,473)       16,097,847         3,664,899        (4,657,325)
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..      (60,089,673)       34,191,918        (1,148,295)        7,082,068
Contract owners' equity beginning
  of period ............................      201,392,760       167,200,842        87,553,377        80,471,309
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..   $  141,303,087       201,392,760        86,405,082        87,553,377
                                           ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................       13,989,497        12,773,311         6,013,078         6,372,854
                                           --------------    --------------    --------------    --------------
  Units purchased ......................        3,410,945        14,746,016         3,875,318         2,338,553
  Units redeemed .......................       (7,393,465)      (13,529,830)       (3,637,253)       (2,698,329)
                                           --------------    --------------    --------------    --------------
  Ending units .........................       10,006,977        13,989,497         6,251,143         6,013,078
                                           ==============    ==============    ==============    ==============


                                                        FidVIPEI                           FidVIPGr
                                                 2000                1999            2000             1999
Investment activity:
  Net investment income ................       11,372,637         3,944,086       (45,598,473)      (38,370,369)
  Realized gain (loss) on investments ..      150,422,756       220,235,637       316,470,409       306,302,034
  Change in unrealized gain (loss)
     on investments ....................     (198,469,780)     (183,694,303)   (1,116,288,993       422,649,010
  Reinvested capital gains .............      146,286,807        87,570,939       424,521,957       318,968,052
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      109,612,420       128,056,359      (420,895,100)    1,009,548,727
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       74,208,838       133,956,568       161,308,102       192,599,641
  Transfers between funds ..............     (275,599,024)     (257,984,591)       68,932,029       287,973,979
  Redemptions ..........................     (362,107,576)     (285,072,997)     (634,373,968)     (404,893,606)
  Annuity benefits .....................         (337,884)         (355,833)         (792,975)         (529,423)
  Annual contract maintenance charges
     (note 2) ..........................         (774,364)       (1,004,069)       (1,454,322)       (1,369,566)
  Contingent deferred sales charges
     (note 2) ..........................       (3,793,102)       (3,142,474)       (6,523,265)       (4,094,967)
  Adjustments to maintain reserves .....            3,130           (83,996)          171,181           525,987
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........     (568,399,982)     (413,687,392)     (412,733,218)       70,212,045
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..     (458,787,562)     (285,631,033)     (833,628,318)    1,079,760,772
Contract owners' equity beginning
  of period ............................    2,432,567,707     2,718,198,740     3,853,864,375     2,774,103,603
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..    1,973,780,145     2,432,567,707     3,020,236,057     3,853,864,375
                                           ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................       78,576,059        91,172,544        67,613,846        64,499,645
                                           --------------    --------------    --------------    --------------
  Units purchased ......................       14,120,451        16,870,137        25,906,143        47,952,818
  Units redeemed .......................      (32,766,918)      (29,466,622)      (33,148,827)      (44,838,617)
                                           --------------    --------------    --------------    --------------
  Ending units .........................       59,929,592        78,576,059        60,371,162        67,613,846
                                           ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
Years Ended December 31, 2000 and 1999

                                                        FidVIPHI                           FidVIPOv
                                                 2000              1999              2000               1999
Investment activity:
  Net investment income ................   $   32,374,175        60,462,535         1,670,281           784,852
  Realized gain (loss) on investments ..      (45,040,609)      (66,270,521)       11,731,713        88,469,989
  Change in unrealized gain (loss)
     on investments ....................     (102,409,099)       53,535,570      (198,181,756)      113,547,668
  Reinvested capital gains .............             --           2,613,715        60,969,217        13,882,800
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (115,075,533)       50,341,299      (123,810,545)      216,685,309
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       16,996,455        35,505,524        22,740,985        24,533,268
  Transfers between funds ..............      (90,405,155)     (102,694,090)      (26,568,275)      (42,115,481)
  Redemptions ..........................      (88,661,923)      (90,093,350)     (101,162,133)      (74,075,264)
  Annuity benefits .....................          (80,581)          (76,714)         (133,225)         (144,693)
  Annual contract maintenance charges
     (note 2) ..........................         (148,743)         (206,545)         (245,840)         (271,726)
  Contingent deferred sales charges
     (note 2) ..........................       (1,058,548)       (1,174,747)         (808,148)         (696,469)
  Adjustments to maintain reserves .....           25,594            42,255             6,161           (24,739)
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........     (163,332,901)     (158,697,667)     (106,170,475)      (92,795,104)
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..     (278,408,434)     (108,356,368)     (229,981,020)      123,890,205
Contract owners' equity beginning
  of period ............................      621,394,463       729,750,831       702,663,598       578,773,393
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..   $  342,986,029       621,394,463       472,682,578       702,663,598
                                           ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................       31,737,438        39,409,948        26,744,723        30,878,367
                                           --------------    --------------    --------------    --------------
  Units purchased ......................       14,726,507        29,142,954        37,692,359        60,027,794
  Units redeemed .......................      (23,612,807)      (36,815,464)      (41,881,631)      (64,161,438)
                                           --------------    --------------    --------------    --------------
  Ending units .........................       22,851,138        31,737,438        22,555,451        26,744,723
                                           ==============    ==============    ==============    ==============

                                                        FidVIPAM                              FidVIPCon
                                                 2000                1999             2000                 1999
Investment activity:
  Net investment income ................        20,392,743        22,728,341       (13,781,571)      (12,347,046)
  Realized gain (loss) on investments ..        25,964,839        32,473,200       104,987,074       102,974,330
  Change in unrealized gain (loss)
     on investments ....................      (170,721,604)       (3,889,803)     (392,414,348)      146,364,701
  Reinvested capital gains .............        77,152,846        47,220,126       190,676,735        44,723,057
                                            --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (47,211,176)       98,531,864      (110,532,110)      281,715,042
                                            --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................        33,846,064        52,275,799        68,639,346       103,519,454
  Transfers between funds ..............       (67,391,149)      (73,018,699)      (39,246,228)       42,356,473
  Redemptions ..........................      (185,379,446)     (150,918,856)     (217,473,510)     (122,041,395)
  Annuity benefits .....................          (184,847)         (255,336)         (232,101)         (168,876)
  Annual contract maintenance charges
     (note 2) ..........................          (437,360)         (524,651)         (468,015)         (454,566)
  Contingent deferred sales charges
     (note 2) ..........................        (1,401,511)       (1,398,199)       (3,071,977)       (1,734,705)
  Adjustments to maintain reserves .....          (134,924)          (97,914)          204,524            86,354
                                            --------------    --------------    --------------    --------------
       Net equity transactions .........      (221,083,173)     (173,937,856)     (191,647,961)       21,562,739
                                            --------------    --------------    --------------    --------------

Net change in contract owners' equity ..      (268,294,349)      (75,405,992)     (302,180,071)      303,277,781
Contract owners' equity beginning
  of period ............................     1,063,152,296     1,138,558,288     1,527,826,708     1,224,548,927
                                            --------------    --------------    --------------    --------------
Contract owners' equity end of period ..       794,857,947     1,063,152,296     1,225,646,637     1,527,826,708
                                            ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................        41,605,682        48,514,422        59,904,173        58,858,858
                                            --------------    --------------    --------------    --------------
  Units purchased ......................         2,775,219         4,741,520        13,582,884        26,878,983
  Units redeemed .......................       (11,341,315)      (11,650,260)      (21,331,610)      (25,833,668)
                                            --------------    --------------    --------------    --------------
  Ending units .........................        33,039,586        41,605,682        52,155,447        59,904,173
                                            ==============    ==============    ==============    ==============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
Years Ended December 31, 2000 and 1999

                                                         FidVIPGrOp                       JanCapAp
                                                  2000           1999           2000             1999
Investment activity:
  Net investment income ................   $     171,611         (805,446)           4,575        --
  Realized gain (loss) on investments ..      (2,281,832)       9,418,372       (4,830,695)       --
  Change in unrealized gain (loss)
     on investments ....................     (36,526,452)      (6,734,513)      (8,883,513)       --
  Reinvested capital gains .............      10,773,968        3,184,549             --          --
                                           -------------    -------------    -------------    --------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (27,862,705)       5,062,962      (13,709,633)       --
                                           -------------    -------------    -------------    --------

Equity transactions:
  Purchase payments received from
     contract owners ...................      10,981,617       26,824,322        5,945,786        --
  Transfers between funds ..............     (29,971,684)      11,054,415       80,885,718        --
  Redemptions ..........................     (25,445,667)     (17,960,167)      (5,787,914)       --
  Annuity benefits .....................          (1,659)             (80)            --          --
  Annual contract maintenance charges
     (note 2) ..........................         (55,536)         (54,925)          (8,638)       --
  Contingent deferred sales charges
     (note 2) ..........................        (370,032)        (249,977)         (79,495)       --
  Adjustments to maintain reserves .....        (146,787)          31,463          (56,978)       --
                                           -------------    -------------    -------------    --------
       Net equity transactions .........     (45,009,748)      19,645,051       80,898,479        --
                                           -------------    -------------    -------------    --------

Net change in contract owners' equity ..     (72,872,453)      24,708,013       67,188,846        --
Contract owners' equity beginning
  of period ............................     183,537,138      158,829,125             --          --
                                           -------------    -------------    -------------    --------
Contract owners' equity end of period ..   $ 110,664,685      183,537,138       67,188,846        --
                                           =============    =============    =============    ========


CHANGES IN UNITS:
  Beginning units ......................      13,267,253       11,808,914             --          --
                                           -------------    -------------    -------------    --------
  Units purchased ......................       8,008,606       12,052,639       12,761,083        --
  Units redeemed .......................     (11,490,442)     (10,594,300)      (4,215,368)       --
                                           -------------    -------------    -------------    --------
  Ending units .........................       9,785,417       13,267,253        8,545,715           -
                                           =============    =============    =============    ========

                                                     JanGITech                  JanIntGro
                                                  2000        1999          2000          1999
Investment activity:
  Net investment income ................         (84,833)       --         1,138,324        --
  Realized gain (loss) on investments ..      (3,132,706)       --        (6,135,778)       --
  Change in unrealized gain (loss)
     on investments ....................     (18,479,419)       --        (4,068,513)       --
  Reinvested capital gains .............            --          --              --          --
                                           -------------    --------   -------------    --------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (21,696,958)       --        (9,065,967)       --
                                           -------------    --------   -------------    --------

Equity transactions:
  Purchase payments received from
     contract owners ...................       4,043,794        --         3,791,484        --
  Transfers between funds ..............      67,987,874        --        56,127,529        --
  Redemptions ..........................      (5,408,156)       --        (6,785,812)       --
  Annuity benefits .....................            --          --              --          --
  Annual contract maintenance charges
     (note 2) ..........................          (7,030)       --            (6,286)       --
  Contingent deferred sales charges
     (note 2) ..........................         (75,417)       --           (69,288)       --
  Adjustments to maintain reserves .....         (62,618)       --           (50,768)       --
                                           -------------    --------   -------------    --------
       Net equity transactions .........      66,478,447        --        53,006,859        --
                                           -------------    --------   -------------    --------

Net change in contract owners' equity ..      44,781,489        --        43,940,892        --
Contract owners' equity beginning
  of period ............................            --          --              --          --
                                           -------------    --------   -------------    --------
Contract owners' equity end of period ..      44,781,489        --        43,940,892        --
                                           =============    ========   =============    ========

CHANGES IN UNITS:
  Beginning units ......................            --          --              --          --
                                           -------------    --------   -------------    --------
  Units purchased ......................      10,479,996        --         9,152,773        --
  Units redeemed .......................      (3,814,068)       --        (3,577,067)       --
                                           -------------    --------   -------------    --------
  Ending units .........................       6,665,928        --         5,575,706        --
                                           =============    ========   =============    ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                       MSEmMkt                       MSUSRE
                                                2000             1999          2000            1999
Investment activity:
  Net investment income ................   $    977,830         986,764      31,478,567       7,016,535
  Realized gain (loss) on investments ..        453,963         960,802      (2,786,892)    (17,595,719)
  Change in unrealized gain (loss)
     on investments ....................       (673,802)        377,131      19,366,953       4,955,891
  Reinvested capital gains .............           --              --           601,441            --
                                           ------------    ------------    ------------    ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................        757,991       2,324,697      48,660,069      (5,623,293)
                                           ------------    ------------    ------------    ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................        728,070         726,818       4,028,663       6,177,588
  Transfers between funds ..............      1,210,281      (1,247,781)      8,681,768     (45,033,593)
  Redemptions ..........................     (1,348,998)       (981,714)    (15,485,039)    (13,814,114)
  Annuity benefits .....................           --              --            (7,168)         (6,095)
  Annual contract maintenance charges
     (note 2) ..........................         (3,677)         (3,172)        (33,942)        (43,795)
  Contingent deferred sales charges
     (note 2) ..........................        (17,669)        (14,051)       (190,634)       (188,244)
  Adjustments to maintain reserves .....        (23,081)            120     (23,887,328)        (65,345)
                                           ------------    ------------    ------------    ------------
       Net equity transactions .........        544,926      (1,519,780)    (26,893,680)    (52,973,598)
                                           ------------    ------------    ------------    ------------

Net change in contract owners' equity ..      1,302,917         804,917      21,766,389     (58,596,891)
Contract owners' equity beginning
  of period ............................      9,536,723       8,731,806     100,969,182     159,566,073
                                           ------------    ------------    ------------    ------------
Contract owners' equity end of period ..   $ 10,839,640       9,536,723     122,735,571     100,969,182
                                           ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units ......................      1,078,274       1,259,942       6,794,104      10,231,761
                                           ------------    ------------    ------------    ------------
  Units purchased ......................        761,145       6,981,472      10,800,445       4,392,401
  Units redeemed .......................       (724,263)     (7,163,140)    (11,057,733)     (7,830,058)
                                                           ------------    ------------    ------------
  Ending units .........................      1,115,156       1,078,274       6,536,816       6,794,104
                                           ============    ============    ============    ============

                                                      NSATCapAp                        NSATEmMkt
                                                  2000          1999             2000          1999
Investment activity:
  Net investment income ................       (4,652,399)     (4,770,969)         (1,513)       --
  Realized gain (loss) on investments ..       12,104,689      68,936,927        (150,520)       --
  Change in unrealized gain (loss)
     on investments ....................     (177,949,935)    (84,072,383)          1,081        --
  Reinvested capital gains .............       59,008,658      37,362,531            --          --
                                             ------------    ------------    ------------    --------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (111,488,987)     17,456,106        (150,952)       --
                                             ------------    ------------    ------------    --------

Equity transactions:
  Purchase payments received from
     contract owners ...................       23,122,348      55,980,590          16,876        --
  Transfers between funds ..............     (141,081,622)   (141,379,849)        198,887        --
  Redemptions ..........................      (68,934,884)    (67,256,237)           (645)       --
  Annuity benefits .....................         (119,788)        (47,322)           --          --
  Annual contract maintenance charges
     (note 2) ..........................         (215,726)       (268,219)            (21)       --
  Contingent deferred sales charges
     (note 2) ..........................         (984,867)       (900,522)           --          --
  Adjustments to maintain reserves .....           (1,435)         85,260             577        --
                                             ------------    ------------    ------------    --------
       Net equity transactions .........      188,215,974)   (153,786,299)        215,674        --
                                             ------------    ------------    ------------    --------

Net change in contract owners' equity ..     (299,704,961)   (136,330,193)         64,722        --
Contract owners' equity beginning
  of period ............................      561,997,538     698,327,731            --          --
                                             ------------    ------------    ------------    --------
Contract owners' equity end of period ..      262,292,577     561,997,538          64,722        --
                                             ============    ============    ============    ========


CHANGES IN UNITS:
  Beginning units ......................       18,882,447      24,169,563            --          --
                                             ------------    ------------    ------------    --------
  Units purchased ......................        4,665,995       9,410,406           7,725        --
  Units redeemed .......................      (11,394,957)    (14,697,522)           (274)       --
                                             ------------    ------------    ------------    --------
  Ending units .........................       12,153,485      18,882,447           7,451        --
                                             ============    ============    ============    ========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                    NSATGlobT                  NSATGvtBd
                                                2000        1999         2000             1999
Investment activity:
  Net investment income ................   $     (7,094)      --       14,423,072      16,053,480
  Realized gain (loss) on investments ..       (666,792)      --      (12,422,436)     (1,564,956)
  Change in unrealized gain (loss)
     on investments ....................       (269,811)      --       30,923,586     (30,662,357)
  Reinvested capital gains .............         37,037       --             --           692,643
                                           ------------    -------   ------------    ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (906,660)      --       32,924,222     (15,481,190)
                                           ------------    -------   ------------    ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................         62,797       --       12,898,393      38,828,964
  Transfers between funds ..............      2,610,774       --        8,155,023     (43,986,399)
  Redemptions ..........................        (13,333)      --      (66,556,621)    (61,218,569)
  Annuity benefits .....................           --         --          (39,947)        (54,129)
  Annual contract maintenance charges
     (note 2) ..........................           (159)      --         (123,151)       (155,958)
  Contingent deferred sales charges
     (note 2) ..........................             (7)      --         (604,961)       (580,850)
  Adjustments to maintain reserves .....         (2,719)      --            8,234          (6,144)
                                           ------------    -------   ------------    ------------
       Net equity transactions .........      2,657,353       --      (46,263,030)    (67,173,085)
                                           ------------    -------   ------------    ------------

Net change in contract owners' equity ..      1,750,693       --      (13,338,808)    (82,654,275)
Contract owners' equity beginning
  of period ............................           --         --      359,219,855     441,874,130
                                           ------------    -------   ------------    ------------
Contract owners' equity end of period ..   $  1,750,693       --      345,881,047     359,219,855
                                           ============    =======   ============    ============


CHANGES IN UNITS:
  Beginning units ......................           --         --       17,934,615      20,810,661
                                           ------------    -------   ------------    ------------
  Units purchased ......................        342,970       --       11,353,116      12,936,340
  Units redeemed .......................        (51,113)      --      (13,389,151)    (15,812,386)
                                           ------------    -------   ------------    ------------
  Ending units .........................        291,857       --       15,898,580      17,934,615
                                           ============    =======   ============    ============

                                                          NSATGroF                    NSATIntGr
                                                    2000         1999              2000       1999
Investment activity:
  Net investment income ................            (6,351)        --             (1,419)        --
  Realized gain (loss) on investments ..          (472,318)        --            (44,806)        --
  Change in unrealized gain (loss)
     on investments ....................          (260,227)        --                552         --
  Reinvested capital gains .............              --           --               --           --
                                              ------------      -------     ------------      -------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          (738,896)        --            (45,673)        --
                                              ------------      -------     ------------      -------

Equity transactions:
  Purchase payments received from
     contract owners ...................            21,242         --             10,547         --
  Transfers between funds ..............         2,804,184         --             73,704         --
  Redemptions ..........................            (8,171)        --             (1,003)        --
  Annuity benefits .....................              --           --               --           --
  Annual contract maintenance charges
     (note 2) ..........................               (63)        --                (19)        --
  Contingent deferred sales charges
     (note 2) ..........................               (18)        --               --           --
  Adjustments to maintain reserves .....           (19,837)        --                 42         --
                                              ------------      -------     ------------      -------
       Net equity transactions .........         2,797,337         --             83,271         --
                                              ------------      -------     ------------      -------

Net change in contract owners' equity ..         2,058,441         --             37,598         --
Contract owners' equity beginning
  of period ............................              --           --               --           --
                                              ------------      -------     ------------      -------
Contract owners' equity end of period ..         2,058,441         --             37,598         --
                                              ============      =======     ============      =======


CHANGES IN UNITS:
  Beginning units ......................              --           --               --           --
                                              ------------      -------     ------------      -------
  Units purchased ......................           415,939         --              4,430         --
  Units redeemed .......................           (90,425)        --               (354)        --
                                              ------------      -------     ------------      -------
  Ending units .........................           325,514         --              4,076         --
                                              ============      =======     ============      =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999



                                                        NSATMidCap                     NSATMyMkt
                                                   2000         1999            2000             1999
Investment activity:
  Net investment income ................   $      (32,193)         --         45,451,893        39,424,784
  Realized gain (loss) on investments ..       (1,487,020)         --               --                  (1)
  Change in unrealized gain (loss)
     on investments ....................         (987,211)         --               --                --
  Reinvested capital gains .............        1,086,470          --               --                --
                                           --------------    ----------   --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (1,419,954)         --         45,451,893        39,424,783
                                           --------------    ----------   --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................        1,115,977          --        110,433,202       163,808,405
  Transfers between funds ..............       36,264,135          --       (152,174,871)      528,119,178
  Redemptions ..........................       (1,701,756)         --       (384,141,359)     (397,696,244)
  Annuity benefits .....................             --            --            (28,500)          (25,861)
  Annual contract maintenance charges
     (note 2) ..........................           (2,253)         --           (326,295)         (379,402)
  Contingent deferred sales charges
     (note 2) ..........................          (16,851)         --         (4,393,475)       (5,693,000)
  Adjustments to maintain reserves .....             (734)         --             26,232           187,648
                                           --------------    ----------   --------------    --------------
       Net equity transactions .........       35,658,518          --       (430,605,066)      288,320,724
                                           --------------    ----------   --------------    --------------

Net change in contract owners' equity ..       34,238,564          --       (385,153,173)      327,745,507
Contract owners' equity beginning
  of period ............................             --            --      1,299,061,462       971,315,955
                                           --------------    ----------   --------------    --------------
Contract owners'equity end of period ...   $   34,238,564          --        913,908,289     1,299,061,462
                                           ==============    ==========   ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................             --            --         76,321,484        57,897,451
                                           --------------    ----------   --------------    --------------
  Units purchased ......................        5,268,708          --         89,756,741        40,750,153
  Units redeemed .......................       (1,983,865)         --       (115,359,400)      (22,326,120)
                                           --------------    ----------   --------------    --------------
  Ending units .........................        3,284,843          --         50,718,825        76,321,484
                                           ==============    ==========   ==============    ==============
                                                        NSATMSecBd                  NSATSmCapG
                                                   2000          1999             2000         1999
Investment activity:
  Net investment income ................          163,272          --            (58,586)         --
  Realized gain (loss) on investments ..           12,751          --         (2,088,074)         --
  Change in unrealized gain (loss)
     on investments ....................           37,475          --           (694,904)         --
  Reinvested capital gains .............             --            --             31,939          --
                                           --------------    ----------   --------------    ----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          213,498          --         (2,809,625)         --
                                           --------------    ----------   --------------    ----------

Equity transactions:
  Purchase payments received from
     contract owners ...................          114,661          --            567,409          --
  Transfers between funds ..............        7,714,710          --         11,770,408          --
  Redemptions ..........................         (202,253)         --           (527,774)         --
  Annuity benefits .....................             --            --               --            --
  Annual contract maintenance charges
     (note 2) ..........................             (286)         --             (1,235)         --
  Contingent deferred sales charges
     (note 2) ..........................             (629)         --             (6,866)         --
  Adjustments to maintain reserves .....               51          --            (18,430)         --
                                           --------------    ----------   --------------    ----------
       Net equity transactions .........        7,626,254          --         11,783,512          --
                                           --------------    ----------   --------------    ----------

Net change in contract owners' equity ..        7,839,752          --          8,973,887          --
Contract owners' equity beginning
  of period ............................             --            --               --            --
                                           --------------    ----------   --------------    ----------
Contract owners' equity end of period ..        7,839,752          --          8,973,887          --
                                           ==============    ==========   ==============    ==========

CHANGES IN UNITS:
  Beginning units ......................             --            --               --            --
                                           --------------    ----------   --------------    ----------
  Units purchased ......................        1,235,074          --          1,652,614          --
  Units redeemed .......................         (481,151)         --           (537,418)         --
                                           --------------    ----------   --------------    ----------
  Ending units .........................          753,923          --          1,115,196          --
                                           ==============    ==========   ==============    ==========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                        NSATSmCapV                          NSATSmCo
                                                  2000               1999             2000             1999

Investment activity:
  Net investment income ................   $     (985,007)         (559,126)       (4,872,452)       (3,382,129)
  Realized gain (loss) on investments ..        1,069,734         3,608,598        77,654,310        15,108,517
  Change in unrealized gain (loss)
     on investments ....................      (14,334,385)       (3,160,159)     (111,734,964)       67,364,769
  Reinvested capital gains .............       17,275,169         7,696,539        60,835,212        12,517,580
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................        3,025,511         7,585,852        21,882,106        91,608,737
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................        4,209,501         3,297,722        18,519,351        17,388,922
  Transfers between funds ..............       49,241,577        33,216,028        44,182,558       (41,108,002)
  Redemptions ..........................      (11,255,256)       (5,913,163)      (57,810,368)      (26,263,962)
  Annuity benefits .....................           (2,436)             --             (82,654)          (34,022)
  Annual contract maintenance charges
     (note 2) ..........................          (20,657)          (10,940)         (123,412)          (98,855)
  Contingent deferred sales charges
     (note 2) ..........................         (130,591)          (83,345)         (711,384)         (353,868)
  Adjustments to maintain reserves .....          (42,402)              149            27,586             3,543
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........       41,999,736        30,506,451         4,001,677       (50,466,244)
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..       45,025,247        38,092,303        25,883,783        41,142,493
Contract owners' equity beginning
  of period ............................       51,722,822        13,630,519       322,560,567       281,418,074
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..   $   96,748,069        51,722,822       348,444,350       322,560,567
                                           ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................        4,810,078         1,598,570        14,227,024        17,640,531
                                           --------------    --------------    --------------    --------------
  Units purchased ......................       17,470,899        28,931,136        16,304,158        18,663,323
  Units redeemed .......................      (14,080,505)      (25,719,628)      (16,233,598)      (22,076,830)
                                           --------------    --------------    --------------    --------------
  Ending units .........................        8,200,472         4,810,078        14,297,584        14,227,024
                                           ==============    ==============    ==============    ==============



                                                       NSATStMCap                      NSATTotRe
                                                  2000          1999              2000             1999
Investment activity:
  Net investment income ................         (186,031)         --         (7,301,627)       (8,570,316)
  Realized gain (loss) on investments ..         (975,240)         --        112,525,311       102,391,072
  Change in unrealized gain (loss)
     on investments ....................      (10,150,918)         --       (463,580,827)      (71,821,569)
  Reinvested capital gains .............          326,797          --        324,128,385        43,408,692
                                           --------------    ----------   --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (10,985,392)         --        (34,228,758)       65,407,879
                                           --------------    ----------   --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................          517,066          --         41,693,697        83,859,132
  Transfers between funds ..............       58,098,955          --       (131,948,139)      (90,426,844)
  Redemptions ..........................       (4,144,902)         --       (165,266,764)     (124,297,518)
  Annuity benefits .....................             --            --           (285,658)         (252,159)
  Annual contract maintenance charges
     (note 2) ..........................           (3,963)         --           (493,835)         (572,602)
  Contingent deferred sales charges
     (note 2) ..........................          (55,731)         --         (2,102,342)       (1,497,675)
  Adjustments to maintain reserves .....           (2,309)         --            (25,765)           46,343
                                           --------------    ----------   --------------    --------------
       Net equity transactions .........       54,409,116          --       (258,428,806)     (133,141,323)
                                           --------------    ----------   --------------    --------------

Net change in contract owners' equity ..       43,423,724          --       (292,657,564)      (67,733,444)
Contract owners' equity beginning
  of period ............................             --            --      1,163,975,494     1,231,708,938
                                           --------------    ----------   --------------    --------------
Contract owners' equity end of period ..       43,423,724          --        871,317,930     1,163,975,494
                                           ==============    ==========   ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................             --            --         27,501,529        30,318,170
                                           --------------    ----------   --------------    --------------
  Units purchased ......................       10,155,124          --          4,072,109         6,396,243
  Units redeemed .......................       (4,779,450)         --        (10,242,838)       (9,212,884)
                                           --------------    ----------   --------------    --------------
  Ending units .........................        5,375,674          --         21,330,800        27,501,529
                                           ==============    ==========   ==============    ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                       NBAMTGro                         NBAMTGuard
                                               2000                1999             2000           1999
Investment activity:
  Net investment income ................   $   9,756,290)      (5,702,976)        (299,941)        (543,563)
  Realized gain (loss) on investments ..     161,222,780       (9,222,136)       2,366,098        3,912,108
  Change in unrealized gain (loss)
     on investments ....................    (316,766,270)     174,435,551       (2,749,827)       1,558,246
  Reinvested capital gains .............      58,133,678       23,683,476             --               --
                                           -------------    -------------    -------------    -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................    (107,166,102)     183,193,915         (683,670)       4,926,791
                                           -------------    -------------    -------------    -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      26,057,290       17,172,088        2,631,995        6,652,796
  Transfers between funds ..............     180,638,275      (33,256,054)      (5,343,030)       7,127,420
  Redemptions ..........................    (128,150,376)     (59,895,170)      (6,836,772)      (8,699,070)
  Annuity benefits .....................        (156,825)        (104,449)            --               --
  Annual contract maintenance charges
     (note 2) ..........................        (281,123)        (225,587)         (14,357)         (14,896)
  Contingent deferred sales charges
     (note 2) ..........................      (1,035,806)        (514,810)         (98,856)        (115,042)
  Adjustments to maintain reserves .....       2,966,858           16,613            1,634              183
                                           -------------    -------------    -------------    -------------
       Net equity transactions .........      80,038,293      (76,807,369)      (9,659,386)       4,951,391
                                           -------------    -------------    -------------    -------------

Net change in contract owners' equity ..     (27,127,809)     106,386,546      (10,343,056)       9,878,182
Contract owners' equity beginning
  of period ............................     590,827,594      484,441,048       47,738,194       37,860,012
                                           -------------    -------------    -------------    -------------
Contract owners' equity end of period ..   $ 563,699,785      590,827,594       37,395,138       47,738,194
                                           =============      ===========       ==========       ==========


CHANGES IN UNITS:
  Beginning units ......................      12,251,818       14,885,916        4,537,424        4,080,239
                                           -------------    -------------    -------------    -------------
  Units purchased ......................      21,747,329       12,542,920        4,557,908        7,177,498
  Units redeemed .......................     (20,062,687)     (15,177,018)      (5,533,124)      (6,720,313)
                                           -------------    -------------    -------------    -------------
  Ending units .........................      13,936,460       12,251,818        3,562,208        4,537,424
                                           =============    =============    =============    =============


                                                        NBAMTLMat                       NBAMTPart
                                                  2000            1999            2000             1999
Investment activity:
  Net investment income ................       6,979,893        7,343,153       (2,159,706)        (637,849)
  Realized gain (loss) on investments ..      (3,922,677)      (1,826,819)     (46,883,775)      17,332,667
  Change in unrealized gain (loss)
     on investments ....................       3,046,369       (5,412,296)     (34,016,160)       4,613,141
  Reinvested capital gains .............            --               --         77,462,093       12,761,301
                                           -------------    -------------    -------------    -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       6,103,585          104,038       (5,597,548)      34,069,260
                                           -------------    -------------    -------------    -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       3,513,872        9,041,909       18,357,180       35,843,727
  Transfers between funds ..............      (4,280,007)     (23,713,726)     (93,193,847)    (159,119,927)
  Redemptions ..........................     (26,304,858)     (23,363,372)     (62,744,678)     (53,932,839)
  Annuity benefits .....................         (39,050)         (49,054)         (58,189)         (28,192)
  Annual contract maintenance charges
     (note 2) ..........................         (40,212)         (52,172)        (154,158)        (212,817)
  Contingent deferred sales charges
     (note 2) ..........................        (186,195)        (212,723)        (942,253)        (793,907)
  Adjustments to maintain reserves .....         (84,157)          (6,783)          16,063           (6,839)
                                           -------------    -------------    -------------    -------------
       Net equity transactions .........     (27,420,607)     (38,355,921)    (138,719,882)    (178,250,794)
                                           -------------    -------------    -------------    -------------

Net change in contract owners' equity ..     (21,317,022)     (38,251,883)    (144,317,430)    (144,181,534)
Contract owners' equity beginning
  of period ............................     140,433,092      178,684,975      520,826,478      665,008,012
                                           -------------    -------------    -------------    -------------
Contract owners' equity end of period ..     119,116,070      140,433,092      376,509,048      520,826,478
                                             ===========      ===========      ===========      ===========


CHANGES IN UNITS:
  Beginning units ......................       9,336,870       11,838,062       21,442,631       28,998,215
                                           -------------    -------------    -------------    -------------
  Units purchased ......................       3,481,375        2,870,921        5,493,330        6,706,764
  Units redeemed .......................      (5,289,182)      (5,372,113)     (11,339,042)     (14,262,348)
                                           -------------    -------------    -------------    -------------
  Ending units .........................       7,529,063        9,336,870       15,596,919       21,442,631
                                           =============    =============    =============    =============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                      OppAggGro                     OppBdFd
                                                  2000         1999            2000            1999
Investment activity:
  Net investment income ................   $    (599,214)         --        17,817,962       11,106,721
  Realized gain (loss) on investments ..      (3,990,201)         --        (3,503,498)         605,715
  Change in unrealized gain (loss)
     on investments ....................     (31,970,529)         --        (2,972,753)     (22,578,962)
  Reinvested capital gains .............            --            --              --          1,480,371
                                           -------------    ----------   -------------    -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (36,559,944)         --        11,341,711       (9,386,155)
                                           -------------    ----------   -------------    -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       4,817,207          --        11,361,432       22,252,034
  Transfers between funds ..............     130,005,890          --       (20,130,935)     (24,451,635)
  Redemptions ..........................      (7,209,683)         --       (44,423,564)     (37,766,569)
  Annuity benefits .....................            --            --           (44,219)         (54,720)
  Annual contract maintenance charges
     (note 2) ..........................         (12,684)         --           (75,096)         (93,232)
  Contingent deferred sales charges
     (note 2) ..........................         (81,134)         --          (513,519)        (487,790)
  Adjustments to maintain reserves .....        (284,032)         --            17,961          (50,476)
                                           -------------    ----------   -------------    -------------
       Net equity transactions .........     127,235,564          --       (53,807,940)     (40,652,388)
                                           -------------    ----------   -------------    -------------

Net change in contract owners' equity ..      90,675,620          --       (42,466,229)     (50,038,543)
Contract owners' equity beginning
  of period ............................            --            --       288,448,288      338,486,831
                                           -------------    ----------   -------------    -------------
Contract owners' equity end of period ..   $  90,675,620          --       245,982,059      288,448,288
                                           =============    ==========     ===========      ===========


CHANGES IN UNITS:
  Beginning units ......................            --            --        19,088,515       21,701,582
                                           -------------    ----------   -------------    -------------
  Units purchased ......................      18,703,742          --         3,281,410        6,313,513
  Units redeemed .......................      (7,009,983)         --        (6,756,741)      (8,926,580)
                                           -------------    ----------   -------------    -------------
  Ending units .........................      11,693,759          --        15,613,184       19,088,515
                                           =============    ==========   =============    =============

                                                             OppCapAp                    OppGlSec
                                                    2000            1999           2000               1999
Investment activity:
  Net investment income ................        4,035,648)      (1,473,675)      (9,497,905)      (1,679,103)
  Realized gain (loss) on investments ..       19,759,469       14,605,693       88,151,651       72,789,098
  Change in unrealized gain (loss)
     on investments ....................      (46,441,022)      33,668,784     (176,946,955)     197,811,280
  Reinvested capital gains .............       18,886,990        4,110,735      129,198,733       17,453,216
                                            -------------    -------------    -------------    -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (11,830,211)      50,911,537       30,905,524      286,374,491
                                            -------------    -------------    -------------    -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       28,339,519       19,405,784       34,741,674       30,974,273
  Transfers between funds ..............      168,359,249       93,474,901       49,479,272       13,489,169
  Redemptions ..........................      (63,425,378)     (18,328,101)    (137,477,088)     (58,376,318)
  Annuity benefits .....................          (24,885)          (9,494)        (169,049)         (66,897)
  Annual contract maintenance charges
     (note 2) ..........................         (110,754)         (53,674)        (253,205)        (194,429)
  Contingent deferred sales charges
     (note 2) ..........................         (869,369)        (198,997)      (1,490,451)        (756,679)
  Adjustments to maintain reserves .....           26,296           (4,108)          46,305          118,199
                                            -------------    -------------    -------------    -------------
       Net equity transactions .........      132,294,678       94,286,311      (55,122,542)     (14,812,682)
                                            -------------    -------------    -------------    -------------

Net change in contract owners' equity...      120,464,467      145,197,848      (24,217,018)     271,561,809
Contract owners' equity beginning
  of period ............................      208,753,472       63,555,624      813,704,548      542,142,739
                                            -------------    -------------    -------------    -------------
Contract owners' equity end of period ..      329,217,939      208,753,472      789,487,530      813,704,548
                                              ===========      ===========      ===========      ===========


CHANGES IN UNITS:
  Beginning units ......................       11,706,337        4,975,804       30,115,619       31,381,268
                                            -------------    -------------    -------------    -------------
  Units purchased ......................       21,416,415       19,627,194       13,821,576       16,495,880
  Units redeemed .......................      (14,368,156)     (12,896,661)     (15,776,444)     (17,761,529)
                                            -------------    -------------    -------------    -------------
  Ending units .........................       18,754,596       11,706,337       28,160,751       30,115,619
                                            =============    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                      OppGrInc                      OppMult
                                                 2000            1999         2000          1999
Investment activity:
  Net investment income ................   $    (63,915)         --        9,482,004       6,764,153
  Realized gain (loss) on investments ..        (70,499)         --       11,689,162      13,461,922
  Change in unrealized gain (loss)
     on investments ....................     (1,233,088)         --      (26,097,733)     (5,740,060)
  Reinvested capital gains .............           --            --       19,342,890      15,885,380
                                           ------------    ----------   ------------    ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (1,367,502)         --       14,416,323      30,371,395
                                           ------------    ----------   ------------    ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      1,660,840          --       10,403,792      15,845,234
  Transfers between funds ..............     14,231,872          --       (7,978,151)    (42,513,072)
  Redemptions ..........................     (1,332,873)         --      (47,337,976)    (36,045,246)
  Annuity benefits .....................           --            --          (75,509)        (60,336)
  Annual contract maintenance charges
     (note 2) ..........................           (972)         --         (107,126)       (123,285)
  Contingent deferred sales charges
     (note 2) ..........................        (12,100)         --         (495,651)       (375,497)
  Adjustments to maintain reserves .....        (14,454)         --           (8,284)          3,973
                                           ------------    ----------   ------------    ------------
       Net equity transactions .........     14,532,313          --      (45,598,905)    (63,268,229)
                                           ------------    ----------   ------------    ------------

Net change in contract owners' equity ..     13,164,811          --      (31,182,582)    (32,896,834)
Contract owners' equity beginning
  of period ............................           --            --      299,629,072     332,525,906
                                           ------------    ----------   ------------    ------------
Contract owners' equity end of period ..   $ 13,164,811          --      268,446,490     299,629,072
                                           ============    ==========   ============    ============

CHANGES IN UNITS:
  Beginning units ......................           --            --       14,388,482      17,569,316
                                           ------------    ----------   ------------    ------------
  Units purchased ......................      2,120,258          --        2,440,645       1,668,462
  Units redeemed .......................       (653,179)         --       (4,511,210)     (4,849,296)
                                           ------------    ----------   ------------    ------------
  Ending units .........................      1,467,079          --       12,317,917      14,388,482
                                           ============    ==========   ============    ============

                                                          StOpp2                      StDisc2
                                                 2000             1999           2000             1999
Investment activity:
  Net investment income ................     (12,067,686)    (11,089,016)     (1,784,727)     (1,814,358)
  Realized gain (loss) on investments ..      60,117,051      53,418,814        (658,639)     (5,129,262)
  Change in unrealized gain (loss)
     on investments ....................    (113,708,446)    109,728,017       7,774,816     (13,708,257)
  Reinvested capital gains .............     109,148,007      85,940,550            --        20,481,549
                                            ------------    ------------    ------------    ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      43,488,926     237,998,365       5,331,450        (170,328)
                                            ------------    ------------    ------------    ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      32,548,031      37,535,540       4,130,307       7,639,379
  Transfers between funds ..............       7,798,254     (45,347,859)     (5,550,833)    (30,800,199)
  Redemptions ..........................    (150,417,377)    (94,240,143)    (20,722,473)    (16,279,030)
  Annuity benefits .....................        (115,482)        (65,711)        (16,888)        (11,538)
  Annual contract maintenance charges
     (note 2) ..........................        (331,361)       (342,464)        (60,236)        (69,659)
  Contingent deferred sales charges
     (note 2) ..........................      (1,492,196)     (1,055,468)       (210,491)       (220,909)
  Adjustments to maintain reserves .....          48,004          13,722           4,109              (8)
                                            ------------    ------------    ------------    ------------
       Net equity transactions .........    (111,962,127)   (103,502,383)    (22,426,505)    (39,741,964)
                                            ------------    ------------    ------------    ------------

Net change in contract owners' equity ..     (68,473,201)    134,495,982     (17,095,055)    (39,912,292)
Contract owners' equity beginning
  of period ............................     920,864,039     786,368,057     134,982,097     174,894,389
                                            ------------    ------------    ------------    ------------
Contract owners' equity end of period ..     852,390,838     920,864,039     117,887,042     134,982,097
                                            ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ......................      26,685,317      30,261,597       7,493,723      10,033,431
                                            ------------    ------------    ------------    ------------
  Units purchased ......................       6,947,813       9,461,415       2,265,956       3,883,005
  Units redeemed .......................     (10,076,551)    (13,037,695)     (3,409,587)     (6,422,713)
                                            ------------    ------------    ------------    ------------
  Ending units .........................      23,556,579      26,685,317       6,350,092       7,493,723
                                            ============    ============    ============    ============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                       StIntStk2                            VEWrldBd
                                                 2000             1999              2000             1999
Investment activity:
  Net investment income ................   $  (1,113,146)        (479,776)       2,452,512        2,709,259
  Realized gain (loss) on investments ..      (2,574,089)      15,088,939       (8,868,923)      (1,992,634)
  Change in unrealized gain (loss)
     on investments ....................     (24,695,898)      25,244,195        6,299,160      (10,749,478)
                                           -------------    -------------    -------------    -------------
  Reinvested capital gains .............            --               --               --          1,701,526
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (28,383,133)      39,853,358         (117,251)      (8,331,327)
                                           -------------    -------------    -------------    -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       3,641,000        2,463,219        1,751,377        3,783,861
  Transfers between funds ..............     (19,680,428)      25,990,469         (183,531)     (14,694,471)
  Redemptions ..........................     (13,768,132)      (5,279,553)      (9,690,291)     (13,131,006)
  Annuity benefits .....................          (8,305)          (5,184)         (13,291)         (15,952)
  Annual contract maintenance charges
     (note 2) ..........................         (26,429)         (16,210)         (21,499)         (32,133)
  Contingent deferred sales charges
     (note 2) ..........................        (155,800)         (74,931)         (85,017)        (134,638)
  Adjustments to maintain reserves .....           5,889            3,770           (3,871)          (1,769)
                                           -------------    -------------    -------------    -------------
       Net equity transactions .........     (29,992,205)      23,081,580       (8,246,123)     (24,226,108)
                                           -------------    -------------    -------------    -------------

Net change in contract owners' equity ..     (58,375,338)      62,934,938       (8,363,374)     (32,557,435)
Contract owners' equity beginning
  of period ............................     100,212,169       37,277,231       66,888,573       99,446,008
                                           -------------    -------------    -------------    -------------
Contract owners' equity end of period ..   $  41,836,831      100,212,169       58,525,199       66,888,573
                                            ============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ......................       6,077,598        4,173,986        4,986,867        6,703,898
                                           -------------    -------------    -------------    -------------
  Units purchased ......................      49,933,592       21,960,845        6,946,695        4,906,384
  Units redeemed .......................     (51,759,844)     (20,057,233)      (7,549,318)      (6,623,415)
                                           -------------    -------------    -------------    -------------
  Ending units .........................       4,251,346        6,077,598        4,384,244        4,986,867
                                           =============    =============    =============    =============

                                                         VEWrldEMkt                        VEWrldHAs
                                                   2000             1999             2000             1999
Investment activity:
  Net investment income ................       (1,415,017)      (1,039,153)         (23,393)          49,881
  Realized gain (loss) on investments ..       (3,823,213)      30,644,222        4,985,474       (1,236,614)
  Change in unrealized gain (loss)
     on investments ....................      (39,685,719)      31,567,954         (988,569)      12,197,845
                                            -------------    -------------    -------------    -------------
  Reinvested capital gains .............             --               --               --               --
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (44,923,949)      61,173,023        3,973,512       11,011,112
                                            -------------    -------------    -------------    -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................        6,015,638        4,868,337        2,004,013        3,038,705
  Transfers between funds ..............      (45,831,549)      62,522,529       (5,884,434)      (3,908,212)
  Redemptions ..........................      (19,267,027)     (11,272,856)     (10,250,199)     (10,586,825)
  Annuity benefits .....................          (20,169)          (2,076)         (12,219)          (9,477)
  Annual contract maintenance charges
     (note 2) ..........................          (39,865)         (30,204)         (28,916)         (38,579)
  Contingent deferred sales charges
     (note 2) ..........................         (227,812)        (126,235)         (98,238)        (130,954)
  Adjustments to maintain reserves .....             (743)          56,153          (10,373)           5,697
                                            -------------    -------------    -------------    -------------
       Net equity transactions .........      (59,371,527)      56,015,648      (14,280,366)     (11,629,645)
                                            -------------    -------------    -------------    -------------

Net change in contract owners' equity ..     (104,295,476)     117,188,671      (10,306,854)        (618,533)
Contract owners' equity beginning
  of period ............................      152,225,564       35,036,893       63,199,514       63,818,047
                                            -------------    -------------    -------------    -------------
Contract owners' equity end of period ..       47,930,088      152,225,564       52,892,660       63,199,514
                                            =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ......................       13,485,153        6,133,902        5,295,189        6,382,166
                                            -------------    -------------    -------------    -------------
  Units purchased ......................       38,726,585       55,569,953       11,118,861       17,271,276
  Units redeemed .......................      (44,816,749)     (48,218,702)     (12,378,294)     (18,358,253)
                                            -------------    -------------    -------------    -------------
  Ending units .........................        7,394,989       13,485,153        4,035,756        5,295,189
                                            =============    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                   WPGPVenCp                     WPIntEq                            WPSmCoGr
                                             2000             1999           2000            1999            2000            1999
Investment activity:
  Net investment income ................  $   (729,116)      (361,553)    (2,213,978)      (496,203)    (6,563,221)    (4,053,906)
  Realized gain (loss) on investments ..    12,658,461      4,485,769     38,658,925      7,116,268    141,024,067      9,502,986
  Change in unrealized gain (loss)
     on investments ....................   (27,569,954)    11,911,468   (123,736,849)    92,169,127   (312,564,956)   160,031,891
  Reinvested capital gains .............     4,611,094           --       21,145,657           --       76,071,382     13,490,381
                                          ------------   ------------   ------------   ------------   ------------   ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................   (11,029,515)    16,035,684    (66,146,245)    98,789,192   (102,032,728)   178,971,352
                                          ------------   ------------   ------------   ------------   ------------   ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................     2,134,718      1,290,625      7,893,683     11,104,931     19,704,771     16,264,792
  Transfers between funds ..............    (1,479,771)    21,079,024    (34,133,518)   (29,145,536)    20,272,607     (5,815,079)
  Redemptions ..........................   (12,567,171)    (2,211,372)   (28,066,807)   (22,034,224)   (75,140,772)   (29,565,663)
  Annuity benefits .....................          --             --          (55,129)       (24,154)       (37,810)       (19,326)
  Annual contract maintenance charges
     (note 2) ..........................       (16,054)        (7,942)       (63,851)       (69,965)      (155,283)      (114,049)
  Contingent deferred sales charges
     (note 2) ..........................      (157,536)       (23,526)      (385,922)      (320,609)      (934,738)      (439,142)
  Adjustments to maintain reserves .....           176            510         (6,032)       (28,755)         2,684        (46,325)
                                          ------------   ------------   ------------   ------------   ------------   ------------
       Net equity transactions .........   (12,085,638)    20,127,319    (54,817,576)   (40,518,312)   (36,288,541)   (19,734,792)
                                          ------------   ------------   ------------   ------------   ------------   ------------

Net change in contract owners' equity ..   (23,115,153)    36,163,003   (120,963,821)    58,270,880   (138,321,269)   159,236,560
Contract owners' equity beginning
  of period ............................    58,348,689     22,185,686    285,966,630    227,695,750    480,178,953    320,942,393
                                          ------------   ------------   ------------   ------------   ------------   ------------
Contract owners' equity end of period ..  $ 35,233,536     58,348,689    165,002,809    285,966,630    341,857,684    480,178,953
                                          ============   ============   ============   ============   ============   ============


CHANGES IN UNITS:
  Beginning units ......................     3,030,097      1,857,928     16,297,013     19,640,918     18,854,016     21,017,792
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Units purchased ......................     6,144,579      9,417,265     10,421,256     20,320,829     23,173,813     16,166,831
  Units redeemed .......................    (6,887,709)    (8,245,096)   (13,863,793)   (23,664,734)   (25,415,712)   (18,330,607)
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Ending units .........................     2,286,967      3,030,097     12,854,476     16,297,013     16,612,117     18,854,016
                                          ============   ============   ============   ============   ============   ============

See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-II
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2000 AND 1999

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation
                 (ACVPCapAp)
                American Century VP - American Century VP Income & Growth
                 (ACVPIncGr)
                American Century VP - American Century VP International
                 (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              Funds of the American Variable Insurance Series (American VI Series) (available only for contracts issued on or after May 1, 1987 and before September 1, 1989);

                American VISeries - Growth Fund (AVISGro)
                American VISeries - High-Yield Bond Fund (AVISHiYld)
                American VISeries - U.S. Government/AAA-Rated Securities Fund
                 (AVISGvt)

              Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                Dreyfus IP - European Equity Portfolio (DryEuroEq)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio (DryAp)
                Dreyfus VIF - Growth andIncome Portfolio (DryGrInc)

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI) Fidelity VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI) Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II
                (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio: Initial Class (FidVIPAM)
                Fidelity VIP-II - Contrafund Portfolio: Initial Class
                (FidVIPCon)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

              Portfolio of the Fidelity Variable Insurance Products Fund III
                (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)

              Portfolios of the Janus Aspen Series;
                Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanCapAp)
                Janus Aspen Series - Global Technology Portfolio -
                 Service Shares (JanGlobTech)
                Janus Aspen Series - International Growth Portfolio -
                 Service Shares (JanIntGro)

              Portfolio of the Morgan Stanley: The Universal Institutional
               Funds, Inc. (Morgan Stanley: UIF);
                Morgan Stanley: UIF - Emerging Markets Debt Portfolio (MSEmMkt) Morgan Stanley: UIF - U.S. Real Estate Portfolio (MSUSRE)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Emerging Markets Fund - Gartmore (NSATEmMkt) Nationwide SAT - Global Technology & Communications Fund - Gartmore (NSATGlobT) Nationwide SAT - Government Bond Fund - Dreyfus (NSATGvtBd) Nationwide SAT - Growth Focus Fund - Turner (NSATGroF) Nationwide SAT - International Growth Fund - Gartmore (NSATIntGr) Nationwide SAT - Mid Cap Index Fund D - Dreyfus (NSATMidCap) Nationwide SAT - Money Market Fund (NSATMyMkt) Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMSecBd) Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG) Nationwide SAT - Nationwide Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Nationwide Small Company Fund (NSATSmCo) Nationwide SAT - Strong Mid Cap Growth Fund (NSATStMCap)
                  (formerly Nationwide SAT - Strategic Growth Fund)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger Berman Advisers Management Trust
                (Neuberger Berman AMT); Neuberger Berman AMT - Growth Portfolio (NBAMTGro) Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds; Oppenheimer
                Aggressive Growth Fund/VA (OppAggGr)
                Oppenheimer Bond Fund/VA (OppBdFd)
                Oppenheimer Capital Appreciation Fund/VA (OppCapAp) Oppenheimer Global Securities Fund/VA (OppGlSec)
                Oppenheimer Main Street Growth & Income Fund/VA (OppGroInc) Oppenheimer Multiple Strategies Fund/VA (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2)
              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Global Post-Venture Capital Portfolio (WPGPVenCap)
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after December 15, 1988, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for The BEST OF AMERICA(R) contracts, an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units; and (b) for The BEST OF AMERICA(R) contracts issued prior to December 15, 1988, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for The BEST OF AMERICA(R) contracts issued on or after December 15, 1988, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for The BEST OF AMERICA(R) America's Vision AnnuitySM contracts, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively; and for The BEST OF AMERICA(R) Nationwide Insurance Enterprise Annuity contracts, a mortality risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80%.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the years in the five year period ended December 31, 2000.

     The following is a summary for 2000:

                                                                          UNIT           CONTRACT                        TOTAL
                                                           UNITS       FAIR VALUE     OWNERS' EQUITY      EXPENSES*     RETURN**
                                                        -----------    -----------   ----------------    ----------    ---------

      Contracts in accumulation phase:

      The BEST OF AMERICA(R) contracts:
        American Century VP -
        American Century VP Balanced:
         Tax qualified ...................................  2,604,552   $19.495665       $50,777,473         1.41%        (3.91)%
         Non-tax qualified ...............................  1,756,981    19.495665        34,253,513         1.41%        (3.91)%
       American Century VP -
       American Century VP Capital Appreciation:
         Tax qualified ...................................  4,954,700    38.157123       189,057,097         1.48%         7.62%
         Non-tax qualified ...............................  3,005,047    38.157123       114,663,948         1.48%         7.62%
       American Century VP -
       American Century VP Income & Growth:
         Tax qualified ...................................  2,030,580    11.126222        22,592,684         1.39%       (11.77)%
         Non-tax qualified ...............................  1,529,451    11.126222        17,017,011         1.39%       (11.77)%
       American Century VP -
       American Century VP International:
         Tax qualified ...................................  4,818,908    21.429753       103,268,008         1.49%       (17.90)%
         Non-tax qualified ...............................  3,391,801    21.429753        72,685,458         1.49%       (17.90)%
       American Century VP -
       American Century VP Value:
         Tax qualified ...................................  1,665,172    14.901045        24,812,803         1.02%        16.62%
         Non-tax qualified ...............................  1,211,946    14.901045        18,059,262         1.02%        16.62%
       American VI Series - Growth Fund:
         Tax qualified ...................................    294,269    67.636095        19,903,206         1.43%         3.37%
         Non-tax qualified ...............................    259,115    67.636095        17,525,527         1.43%         3.37%
       American VI Series - High-Yield Bond Fund:
         Tax qualified ...................................     49,850    25.454935         1,268,929         1.27%        (4.31)%
         Non-tax qualified ...............................     15,769    25.454935           401,399         1.27%        (4.31)%
       American VI Series -
       U.S. Government / AAA-Rated Securities Fund:
         Tax qualified ...................................     91,373    22.759646         2,079,617         1.29%        10.25%
         Non-tax qualified ...............................     39,454    22.759646           897,959         1.29%        10.25%
       The Dreyfus Socially Responsible
       Growth Fund, Inc.:
         Tax qualified ...................................  4,346,199    31.095821       135,148,626         1.43%       (12.18)%
         Non-tax qualified ...............................  1,925,658    31.095821        59,879,916         1.43%       (12.18)%
       Dreyfus Stock Index Fund:
         Tax qualified ...................................  16,059,899   29.155455       468,233,663         1.33%       (10.45)%
         Non-tax qualified ...............................  9,222,509    29.155455       268,886,446         1.33%       (10.45)%
       Dreyfus VIF - Appreciation Portfolio:
         Tax qualified ...................................  3,138,465    14.131419        44,350,964         1.40%        (1.94)%
         Non-tax qualified ...............................  2,042,037    14.131419        28,856,880         1.40%        (1.94)%
       Dreyfus IP - European Equity Portfolio:
         Tax qualified ...................................     65,423     9.272855           606,658         1.20%***    (10.84)%***
         Non-tax qualified ...............................     33,746     9.272855           312,922         1.20%***    (10.84)%***


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------

      Dreyfus VIF - Growth & Income Portfolio:
        Tax qualified ...................................   1,719,616    13.851602       23,819,436       1.41%         (5.02)%
        Non-tax qualified ...............................     964,595    13.851602       13,361,186       1.41%         (5.02)%
      Fidelity VIP - Equity-Income Portfolio:
      Initial Class:
        Tax qualified ...................................  14,950,305    43.878710      656,000,098       1.20%           7.02%
        Non-tax qualified ...............................   9,846,200    43.878710      432,038,554       1.20%           7.02%
      Fidelity VIP - Growth Portfolio:
      Initial Class:
        Tax qualified ...................................  16,177,228    76.996322    1,245,587,056       1.58%        (12.13)%
        Non-tax qualified ...............................   9,250,213    76.996322      712,232,379       1.58%        (12.13)%
      Fidelity VIP - High Income Portfolio:
      Initial Class:
        Tax qualified ...................................   3,675,234    21.995953       80,840,274       1.91%        (23.48)%
        Non-tax qualified ...............................   3,575,545    21.995953       78,647,520       1.91%        (23.48)%
      Fidelity VIP - Overseas Portfolio:
      Initial Class:
        Tax qualified ...................................   8,430,888    22.826307      192,446,038       1.33%        (20.16)%
        Non-tax qualified ...............................   6,207,021    22.826307      141,683,367       1.33%        (20.16)%
      Fidelity VIP-II -
      Asset Manager Portfolio: Initial Class:
        Tax qualified ...................................  12,641,345    28.715312      363,000,166       1.30%         (5.17)%
        Non-tax qualified ...............................   6,671,501    28.715312      191,574,233       1.30%         (5.17)%
      Fidelity VIP-II - Contrafund Portfolio:
      Intial Class:
        Tax qualified ...................................  15,776,717    23.552441      371,580,196       1.34%         (7.83)%
        Non-tax qualified ...............................   9,335,930    23.552441      219,883,941       1.34%         (7.83)%
      Fidelity VIP-III -
      Growth Opportunities Portfolio: Initial Class:
        Tax qualified ...................................   2,775,187    11.327928       31,437,119       1.27%        (18.14)%
        Non-tax qualified ...............................   1,491,929    11.327928       16,900,464       1.27%        (18.14)%
      Janus Aspen Series -
      Capital Appreciation Portfolio - Service Shares:
        Tax qualified ...................................   2,477,405     7.864985       19,484,753       1.28%***     (31.83)%***
        Non-tax qualified ...............................   1,524,250     7.864985       11,988,203       1.28%***     (31.83)%***
      Janus AS - Global Technology Portfolio -
      Service Shares:
        Tax qualified ...................................   1,823,021     6.720273       12,251,199       1.64%***     (48.89)%***
        Non-tax qualified ...............................   1,358,733     6.720273        9,131,057       1.64%***     (48.89)%***
      Janus AS - International Growth Portfolio -
      Service Shares:
        Tax qualified ...................................   1,686,119     7.883235       13,292,072       1.37%***     (31.56)%***
        Non-tax qualified ...............................   1,207,461     7.883235        9,518,699       1.37%***     (31.56)%***
      Morgan Stanley: UIF -
      Emerging Markets Debt Portfolio:
        Tax qualified ...................................     301,609     9.736352        2,936,571       1.41%           9.95%
        Non-tax qualified ...............................     270,636     9.736352        2,635,007       1.41%           9.95%
      Morgan Stanley: UIF - U.S. Real Estate Portfolio:
        Tax qualified ...................................   1,604,662    18.824987       30,207,741       1.30%***       14.10%***
        Non-tax qualified ...............................   1,486,062    18.824987       27,975,098       1.30%***       14.10%***
      Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ...................................   4,015,823    22.850565       91,763,824       1.26%        (27.48)%
        Non-tax qualified ...............................   2,393,744    22.850565       54,698,403       1.26%        (27.48)%
      Nationwide SAT -
      Emerging Markets Fund - Gartmore:
        Tax qualified ...................................       3,941     8.684823           34,227       1.23%***     (52.79)%***
        Non-tax qualified ...............................       1,912     8.684823           16,605       1.23%***     (52.79)%***


                                                                            UNIT           CONTRACT                       TOTAL
                                                               UNITS     FAIR VALUE     OWNERS' EQUITY     EXPENSES*      RETURN**
                                                            -----------  -----------   ----------------   ----------     ---------

          Nationwide SAT - Global Technology &
          Communications Fund - Gartmore:
            Tax qualified .................................    114,191     5.998573          684,983         1.22%***   (160.61)%***
            Non-tax qualified .............................     79,803     5.998573          478,704         1.22%***   (160.61)%***
          Nationwide SAT - Government Bond Fund:
            Tax qualified .................................  2,868,756    37.741768      108,271,923         1.19%         11.08%
            Non-tax qualified .............................  2,244,962    37.741768       84,505,035         1.19%         11.08%
          Nationwide SAT - Growth Focus Fund - Turner:
            Tax qualified .................................    105,157     6.324196          665,033         1.01%***   (147.54)%***
            Non-tax qualified .............................     93,802     6.324196          593,222         1.01%***   (147.54)%***
          Nationwide SAT -
          International Growth Fund - Gartmore:
            Tax qualified .................................      1,392     9.220640           12,835         1.35%***    (31.28)%***
            Non-tax qualified .............................        518     9.220640            4,776         1.35%***    (31.28)%***
          Nationwide SAT - Mid Cap Index Fund - Dreyfus:
            Tax qualified .................................    913,008    10.426483        9,519,462         1.11%***       6.36%***
            Non-tax qualified .............................    705,142    10.426483        7,352,151         1.11%***       6.36%***
          Nationwide SAT - Money Market Fund:
            Tax qualified ................................. 10,103,096    25.875318      261,420,822         1.20%          4.66%
            Non-tax qualified .............................  9,917,879    25.875318      256,628,273         1.20%          4.66%
          Nationwide SAT - Multi Sector Bond Fund - MAS:
            Tax qualified .................................    187,929    10.402458        1,954,924         0.89%***       6.00%***
            Non-tax qualified .............................    144,730    10.402458        1,505,548         0.89%***       6.00%***

          Nationwide SAT -
          Nationwide Small Cap Growth Fund:
            Tax qualified .................................    355,101     8.049083        2,858,237         1.22%***    (29.08)%***
            Non-tax qualified .............................    263,825     8.049083        2,123,549         1.22%***    (29.08)%***
          Nationwide SAT -
          Nationwide Small Cap Value Fund:
            Tax qualified .................................  2,360,143    11.811823       27,877,591         1.27%          9.76%
            Non-tax qualified .............................  1,655,558    11.811823       19,555,158         1.27%          9.76%
          Nationwide SAT -
          Nationwide Small Company Fund:
            Tax qualified .................................  4,376,220    24.404464      106,799,303         1.34%          7.49%
            Non-tax qualified .............................  2,444,489    24.404464       59,656,444         1.34%          7.49%
          Nationwide SAT - Strong Mid Cap Growth Fund
          (formerly Nationwide SAT - Strategic Growth Fund):
            Tax qualified .................................  1,025,528     8.080774        8,287,060         1.18%***    (28.61)%***
            Non-tax qualified .............................  1,332,970     8.080774       10,771,429         1.18%***    (28.61)%***
          Nationwide SAT - Total Return Fund:
            Tax qualified .................................  3,204,746    95.205724      305,110,163         1.28%        (3.39)%
            Non-tax qualified .............................  2,074,432    92.754108      192,412,090         1.28%        (3.39)%
          Neuberger Berman AMT - Growth Portfolio:
            Tax qualified .................................  4,270,213    55.924190      238,808,203         1.62%       (12.80)%
            Non-tax qualified .............................  2,733,615    55.924190      152,875,205         1.62%       (12.80)%
          Neuberger Berman AMT - Guardian Portfolio:
            Tax qualified .................................  1,217,559    10.511377       12,798,222         1.20%        (0.18)%
            Non-tax qualified .............................    590,878    10.511377        6,210,941         1.20%        (0.18)%
          Neuberger Berman -
          Limited Maturity Bond Portfolio:
            Tax qualified .................................  2,014,558    19.242706       38,765,547         1.23%          5.40%
            Non-tax qualified .............................  1,576,839    19.242706       30,342,649         1.23%          5.40%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Neuberger Berman AMT - Partners Portfolio:
        Tax qualified ....................................  4,347,393    24.220161      105,294,558         1.23%        (0.60)%
        Non-tax qualified ................................  2,321,597    24.220161       56,229,453         1.23%        (0.60)%
       Oppenheimer Aggressive Growth Fund / VA:
        Tax qualified ....................................  3,224,658     7.756703       25,012,714         1.41%***    (33.44)%***
        Non-tax qualified ................................  2,643,329     7.756703       20,503,518         1.41%***    (33.44)%***
       Oppenheimer - Bond Fund / VA:
        Tax qualified ....................................  3,125,577    20.083060       62,771,150         1.25%          4.72%
        Non-tax qualified ................................  2,396,808    20.083060       48,135,239         1.25%          4.72%
       Oppenheimer - Capital Appreciation Fund / VA:
        Tax qualified ....................................  5,882,518    17.572799      103,372,306         1.59%        (1.52)%
        Non-tax qualified ................................  3,555,586    17.572799       62,481,598         1.59%        (1.52)%
       Oppenheimer - Global Securities Fund / VA:
        Tax qualified ....................................  9,002,198    29.294816      263,717,734         1.43%          3.73%
        Non-tax qualified ................................  4,831,751    29.294816      141,545,257         1.43%          3.73%
       Oppenheimer Main Street Growth &
       Income Fund / VA:
        Tax qualified ....................................    458,556     8.976519        4,116,237         1.33%***    (15.26)%***
        Non-tax qualified ................................    253,138     8.976519        2,272,298         1.33%***    (15.26)%***
       Oppenheimer - Multiple Strategies Fund / VA:
        Tax qualified ....................................  3,338,321    25.479369       85,058,313         1.31%          5.06%
        Non-tax qualified ................................  2,112,121    25.479369       53,815,510         1.31%          5.06%
       Strong Opportunity Fund Fund II, Inc.:
        Tax qualified ....................................  8,535,925    40.875509      348,910,279         1.33%          5.22%
        Non-tax qualified ................................  4,906,713    40.875509      200,564,391         1.33%          5.22%
       Strong VIF - Strong Discovery Fund II:
        Tax qualified ....................................  2,117,811    20.064864       42,493,590         1.38%          3.04%
        Non-tax qualified ................................  1,500,175    20.064864       30,100,807         1.38%          3.04%
       Strong VIF - Strong International Stock Fund II:
        Tax qualified ....................................  1,326,618     9.857444       13,077,063         1.58%       (40.31)%
        Non-tax qualified ................................    802,948     9.857444        7,915,015         1.58%       (40.31)%
       Van Eck WIT - Worldwide Bond Fund:
        Tax qualified ....................................  1,061,076    15.025051       15,942,721         1.22%          0.55%
        Non-tax qualified ................................    964,776    15.025051       14,495,809         1.22%          0.55%
       Van Eck WIT -
       Worldwide Emerging Markets Fund:
        Tax qualified ....................................  2,708,151     6.484040       17,559,759         1.38%       (42.62)%
        Non-tax qualified ................................  1,527,163     6.484040        9,902,186         1.38%       (42.62)%
       Van Eck WIT - Worldwide Hard Assets Fund:
        Tax qualified ....................................  1,304,956    14.108464       18,410,925         1.23%          9.96%
        Non-tax qualified ................................  1,144,283    14.108464       16,144,076         1.23%          9.96%
       Warburg Pincus Trust -
       Global Post-Venture Capital Portfolio:
        Tax qualified ....................................    749,431    15.432781       11,565,804         1.69%       (19.99)%
        Non-tax qualified ................................    538,822    15.432781        8,315,522         1.69%       (19.99)%
       Warburg Pincus Trust -
       International Equity Portfolio:
        Tax qualified ....................................  3,476,577    12.858441       44,703,360         1.31%       (26.86)%
        Non-tax qualified ................................  2,082,725    12.858441       26,780,597         1.31%       (26.86)%

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
        Warburg Pincus Trust -
        Small Company Growth Portfolio:
           Tax qualified .................................  5,407,609     20.629953      111,558,720       1.76%        (19.17)%
           Non-tax qualified .............................  3,309,558     20.629953       68,276,026       1.76%        (19.17)%

       The BEST OF AMERICA(R) Nationwide Insurance
       Enterprise Annuity contracts:
         American Century VP -
         American Century VP Balanced:
           Tax qualified .................................     11,729     15.819174          185,543       0.89%         (3.43)%
           Non-tax qualified .............................      7,793     15.819174          123,279       0.89%         (3.43)%
         American Century VP -
         American Century VP Capital Appreciation:
           Tax qualified .................................     32,850     15.419843          506,542       1.01%           8.17%
           Non-tax qualified .............................     18,597     15.419843          286,763       1.01%           8.17%
         American Century VP -
         American Century VP Income & Growth:
           Tax qualified .................................      2,153     11.276864           24,279       0.94%        (11.33)%
           Non-tax qualified .............................      3,715     11.276864           41,894       0.94%        (11.33)%
         American Century VP -
         American Century VP International:
           Tax qualified .................................     10,115     21.879287          221,309       1.03%        (17.49)%
           Non-tax qualified .............................     17,650     21.879287          386,169       1.03%        (17.49)%
         American Century VP -
         American Century VP Value:
           Tax qualified .................................        606     15.206417            9,215       0.66%          17.20%
           Non-tax qualified .............................      7,451     15.206417          113,303       0.66%          17.20%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
           Tax qualified .................................     23,297     23.136255          539,005       0.90%        (11.74)%
           Non-tax qualified .............................     23,439     23.136255          542,291       0.90%        (11.74)%
         Dreyfus Stock Index Fund:
          Tax qualified ..................................     72,114     23.218901        1,674,408       0.86%        (10.00)%
          Non-tax qualified ..............................     59,608     23.218901        1,384,032       0.86%        (10.00)%
         Dreyfus Appreciation Fund:
          Tax qualified ..................................      8,489     14.380447          122,076       0.79%         (1.44)%
          Non-tax qualified ..............................     13,261     14.380447          190,699       0.79%         (1.44)%
         Dreyfus IP - European Equity Fund:
          Tax qualified ..................................        406      9.303892            3,777       0.95%***     (10.38)%***
          Non-tax qualified ..............................        244      9.303892            2,270       0.95%***     (10.38)%***
         Dreyfus Growth & Income Fund:
          Tax qualified ..................................     20,216     14.135425          285,762       0.83%         (4.55)%
          Non-tax qualified ..............................     12,170     14.135425          172,028       0.83%         (4.55)%
         Fidelity VIP - Equity-Income Portfolio:
         Initial Class:
          Tax qualified ..................................     38,193     19.419912          741,705       0.75%           7.56%
          Non-tax qualified ..............................     40,805     19.419912          792,430       0.75%           7.56%
         Fidelity VIP - Growth Portfolio: Initial Class:
          Tax qualified ..................................     89,323     22.392690        2,000,182       0.90%        (11.69)%
          Non-tax qualified ..............................     86,605     22.392690        1,939,319       0.90%        (11.69)%
         Fidelity VIP - High Income Portfolio:
         Initial Class:
          Tax qualified ..................................     15,306     10.500592          160,722       0.97%        (23.09)%
          Non-tax qualified ..............................     12,129     10.500592          127,362       0.97%        (23.09)%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Fidelity VIP - Overseas Portfolio: Initial Class:
        Tax qualified ....................................      2,646     16.548211           43,787       0.98%        (19.75)%
        Non-tax qualified ................................      7,448     16.548211          123,251       0.98%        (19.75)%
       Fidelity VIP-II -
       Asset Manager Portfolio: Initial Class:
         Tax qualified ...................................     13,978     17.180905          240,155       0.83%         (4.69)%
         Non-tax qualified ...............................     11,077     17.180905          190,313       0.83%         (4.69)%
       Fidelity VIP-II - Contrafund Portfolio:
       Initial Class:
        Tax qualified ....................................     24,811     22.269742          552,535       0.83%         (7.37)%
        Non-tax qualified ................................     33,274     22.269742          741,003       0.83%         (7.37)%
       Fidelity VIP - Growth Opportunites Portfolio:
       Initial Class:
         Tax qualified ...................................      8,140     11.527669           93,835       0.90%        (17.73)%
         Non-tax qualified ...............................      5,830     11.527669           67,206       0.90%        (17.73)%
       Janus AS - Janus Capital Appreciation
       Portfolio -
       Service Shares:
         Tax qualified ...................................     13,455      7.891321          106,178       1.01%***     (31.44)%***
         Non-tax qualified ...............................     14,977      7.891321          118,188       1.01%***     (31.44)%***
       Janus AS - Global Technology Portfolio -
       Service Shares:
         Tax qualified ...................................      5,438      6.742806           36,667       0.88%***     (48.56)%***
         Non-tax qualified ...............................      7,506      6.742806           50,612       0.88%***     (48.56)%***
       Janus AS - International Growth Portfolio -
       Service Shares:
         Tax qualified ...................................      9,879      7.909644           78,139       0.98%***     (31.16)%***
         Non-tax qualified ...............................      4,855      7.909644           38,401       0.98%***     (31.16)%***
       Morgan Stanley: UIF - Emerging Markets
       Portfolio:
        Tax qualified ....................................         50      9.908126              495       0.97%          10.50%
        Non-tax qualified ................................      2,898      9.908126           28,714       0.97%          10.50%
       Morgan Stanley: UIF - U.S. Real Estate
       Portfolio:
        Tax qualified ....................................      3,268     19.005972           62,112       0.79%***       14.61%***
        Non-tax qualified ................................     11,329     19.005972          215,319       0.79%***       14.61%***
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................     82,781     17.464509        1,445,730       0.83%        (27.12)%
        Non-tax qualified ................................     74,751     17.464509        1,305,490       0.83%        (27.12)%
       Nationwide SAT -
       Emerging Markets Fund - Gartmore:
         Tax qualified ...................................         56      8.695426              487       0.92%***     (52.36)%***
         Non-tax qualified ...............................        446      8.695426            3,878       0.92%***     (52.36)%***
       Nationwide SAT - Global Technology &
       Communications Fund - Gartmore:
         Tax qualified ...................................     10,490      6.005928           63,002       0.87%***    (160.31)%***
         Non-tax qualified ...............................      2,848      6.005928           17,105       0.87%***    (160.31)%***
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................     31,941     13.391210          427,729       0.65%          11.64%
        Non-tax qualified ................................     23,216     13.391210          310,890       0.65%          11.64%
       Nationwide SAT - Growth Focus Fund - Turner:
        Tax qualified ....................................      1,595      6.331960           10,099       0.69%***    (147.23)%***
        Non-tax qualified ................................      1,830      6.331960           11,587       0.69%***    (147.23)%***



                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------



         Nationwide SAT -
         International Growth Fund - Gartmore:
           Tax qualified .................................      1,153      9.231861           10,644       0.80%***     (30.83)%***
           Non-tax qualified .............................      1,012      9.231861            9,343       0.80%***     (30.83)%***
         Nationwide SAT - Mid Cap Index Fund:
           Tax qualified .................................      5,677     10.461354           59,389       0.81%***        6.88%***
           Non-tax qualified .............................     14,892     10.461354          155,790       0.81%***        6.88%***
         Nationwide SAT - Money Market Fund:
           Tax qualified .................................     71,489     12.534525          896,081       0.61%           5.18%
           Non-tax qualified .............................     87,331     12.534525        1,094,653       0.61%           5.18%
         Nationwide SAT - Multi Sector Bond Fund:
           Tax qualified .................................        199     10.437264            2,077       0.67%***        6.52%***
           Non-tax qualified .............................      1,103     10.437264           11,512       0.67%***        6.52%***
         Nationwide SAT -
         Nationwide Small Cap Growth Fund:
           Tax qualified .................................      3,082      8.076075           24,890       0.72%***     (28.68)%***
           Non-tax qualified .............................      4,800      8.076075           38,765       0.72%***     (28.68)%***
         Nationwide SAT -
         Nationwide Small Cap Value Fund:
           Tax qualified .................................     12,937     11.971815          154,879       0.75%          10.31%
           Non-tax qualified .............................     11,281     11.971815          135,054       0.75%          10.31%
         Nationwide SAT -
         Nationwide Small Company Fund:
           Tax qualified .................................     29,130     25.030655          729,143       0.89%           8.08%
           Non-tax qualified .............................     44,875     25.030655        1,123,251       0.89%           8.08%
         Nationwide SAT - Strong Mid Cap Growth Fund
         (formerly Nationwide SAT -
         Strategic Growth Fund):
           Tax qualified .................................      9,431      8.107860           76,465       0.61%***     (28.21)%***
           Non-tax qualified .............................      4,302      8.107860           34,880       0.61%***     (28.21)%***
         Nationwide SAT - Total Return Fund:
           Tax qualified .................................    143,328     19.661262        2,818,009       0.81%         (2.90)%
           Non-tax qualified .............................    174,821     19.661262        3,437,201       0.81%         (2.90)%
         Neuberger Berman AMT - Growth Portfolio:
           Tax qualified .................................     26,009     20.701572          538,427       1.11%        (12.36)%
           Non-tax qualified .............................     21,949     20.701572          454,379       1.11%        (12.36)%
         Neuberger Berman AMT - Guardian Portfolio:
           Tax qualified .................................      3,018     10.653724           32,153       0.79%           0.33%
           Non-tax qualified .............................      3,605     10.653724           38,407       0.79%           0.33%
         Neuberger Berman AMT -
         Limited Maturity Bond Portfolio:
           Tax qualified .................................      2,258     12.317349           27,813       1.04%           5.93%
           Non-tax qualified .............................      2,882     12.317349           35,499       1.04%           5.93%
         Neuberger Berman AMT - Partners Portfolio:
           Tax qualified .................................     16,627     19.456831          323,509       0.79%         (0.10)%
           Non-tax qualified .............................     18,252     19.456831          355,126       0.79%         (0.10)%
         Oppenheimer Aggressive Growth Fund / VA:
           Tax qualified .................................      8,351      7.782700           64,993       0.62%***     (33.06)%***
           Non-tax qualified .............................     21,224      7.782700          165,180       0.62%***     (33.06)%***
         Oppenheimer Bond Fund / VA:
           Tax qualified .................................     10,242     12.626152          129,317       0.86%           5.25%
           Non-tax qualified .............................      3,457     12.626152           43,649       0.86%           5.25%

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------



         Oppenheimer - Capital Appreciation Fund / VA:
           Tax qualified .................................     38,527     17.882542          688,961       0.96%         (1.02)%
           Non-tax qualified .............................     15,157     17.882542          271,046       0.96%         (1.02)%
         Oppenheimer Global Securities Fund / VA:
           Tax qualified .................................     16,869     26.559166          448,027       0.98%           4.25%
           Non-tax qualified .............................     12,618     26.559166          335,124       0.98%           4.25%
         Oppenheimer Main Street Growth &
         Income Fund / VA:
           Tax qualified .................................      1,733      9.006560           15,608       0.84%***     (14.81)%***
           Non-tax qualified .............................      1,028      9.006560            9,259       0.84%***     (14.81)%***
         Oppenheimer - Multiple Strategies Fund / VA:
           Tax qualified .................................     15,411     17.005691          262,075       0.84%           5.59%
           Non-tax qualified .............................      8,578     17.005691          145,875       0.84%           5.59%
         Strong Opportunity Fund II, Inc.:
           Tax qualified .................................     21,643     24.560714          531,568       0.83%           5.75%
           Non-tax qualified .............................     23,063     24.560714          566,444       0.83%           5.75%
         Strong VIF - Strong Discovery Fund II:
           Tax qualified .................................      1,101     13.287371           14,629       0.82%           3.56%
           Non-tax qualified .............................      3,243     13.287371           43,091       0.82%           3.56%
         Strong VIF - Strong International Stock Fund II:
           Tax qualified .................................      4,658     10.060255           46,861       1.08%        (40.01)%
           Non-tax qualified .............................      1,824     10.060255           18,350       1.08%        (40.01)%
         Van Eck WIT - Worldwide Bond Fund:
           Tax qualified .................................          9     10.797955               97       1.30%           1.06%
           Non-tax qualified .............................        193     10.797955            2,084       1.30%           1.06%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
           Tax qualified .................................     11,475      6.617049           75,931       1.06%        (42.33)%
           Non-tax qualified .............................      5,376      6.617049           35,573       1.06%        (42.33)%
         Van Eck WIT - Worldwide Hard Assets Fund:
           Tax qualified .................................      4,488     11.477209           51,510       0.84%          10.52%
           Non-tax qualified .............................      8,311     11.477209           95,387       0.84%          10.52%
         Warburg Pincus Trust -
         Global Post-Venture Capital Portfolio:
           Tax qualified .................................      1,128     15.749145           17,765       0.97%        (19.58)%
           Non-tax qualified .............................      3,850     15.749145           60,634       0.97%        (19.58)%
         Warburg Pincus Trust -
         International Equity Portfolio:
           Tax qualified .................................      4,592     12.818931           58,865       0.90%        (26.49)%
           Non-tax qualified .............................      3,288     12.818931           42,149       0.90%        (26.49)%
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
           Tax qualified .................................      9,393     18.987355          178,348       1.01%        (18.77)%
           Non-tax qualified .............................     33,986     18.987355          645,304       1.01%        (18.77)%

       The BEST OF AMERICA(R)
       America's Vision Annuity(SM) contracts:
         American Century VP -
         American Century VP Balanced:
           Tax qualified .................................  1,952,463     17.896947       34,943,127       1.31%         (4.01)%
           Non-tax qualified .............................  2,711,332     17.896947       48,524,565       1.31%         (4.01)%



                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       American Century VP -
       American Century VP Capital Appreciation:
         Tax qualified ...................................  2,788,976     19.368910       54,019,425       1.72%           7.52%
         Non-tax qualified ...............................  4,266,550     19.368910       82,638,423       1.72%           7.52%
       American Century VP -
       American Century VP Income & Growth:
         Tax qualified ...................................  1,613,539     11.096215       17,904,176       1.56%        (11.86)%
         Non-tax qualified ...............................  1,805,363     11.096215       20,032,696       1.56%        (11.86)%
       American Century VP -
       American Century VP International:
         Tax qualified ...................................  3,165,936     21.291032       67,406,045       1.57%        (17.98)%
         Non-tax qualified ...............................  5,036,520     21.291032      107,232,708       1.57%        (17.98)%
       American Century VP -
       American Century VP Value:
         Tax qualified ...................................  1,587,322     14.840550       23,556,732       1.13%          16.50%
         Non-tax qualified ...............................  2,108,623     14.840550       31,293,125       1.13%          16.50%
       The Dreyfus Socially Responsible
       Growth Fund, Inc.:
         Tax qualified ...................................  2,279,737     29.250748       66,684,012       1.53%        (12.27)%
         Non-tax qualified ...............................  3,023,600     29.250748       88,442,562       1.53%        (12.27)%
       Dreyfus Stock Index Fund:
         Tax qualified ................................... 12,548,148     28.859118      362,128,484       1.44%        (10.54)%
         Non-tax qualified ............................... 17,690,366     28.859118      510,528,360       1.44%        (10.54)%
       Dreyfus VIF - Appreciation Fund:
         Tax qualified ...................................  1,862,754     14.081974       26,231,253       1.19%         (2.03)%
         Non-tax qualified ...............................  2,941,971     14.081974       41,428,759       1.19%         (2.03)%
       Dreyfus IP - European Equity Fund:
         Tax qualified ...................................     46,325      9.266641          429,277       1.61%***     (10.93)%***
         Non-tax qualified ...............................     67,466      9.266641          625,183       1.61%***     (10.93)%***
       Dreyfus VIF - Growth and Income Portfolio:
         Tax qualified ...................................  1,453,526     13.795345       20,051,893       1.53%         (5.12)%
         Non-tax qualified ...............................  2,081,021     13.795345       28,708,403       1.53%         (5.12)%
       Fidelity VIP - Equity-Income Portfolio:
       Initial Class:
         Tax qualified ................................... 14,349,481     25.167929      361,146,719       1.30%           6.91%
         Non-tax qualified ............................... 20,704,608     25.167929      521,092,104       1.30%           6.91%
       Fidelity VIP - Growth Portfolio:
       Intitial Class:
         Tax qualified ................................... 14,086,008     30.318476      427,066,295       1.53%        (12.22)%
         Non-tax qualified ............................... 20,681,785     30.318476      627,040,202       1.53%        (12.22)%
       Fidelity VIP - High Income Portfolio:
       Initial Class:
         Tax qualified ...................................  5,909,895     11.743457       69,402,598       1.41%        (23.55)%
         Non-tax qualified ...............................  9,663,029     11.743457      113,477,366       1.41%        (23.55)%
       Fidelity VIP - Overseas Portfolio:
       Initial Class:
         Tax qualified ...................................  2,905,310     17.446546       50,687,625       1.44%        (20.24)%
         Non-tax qualified ...............................  5,002,138     17.446546       87,270,031       1.44%        (20.24)%
       Fidelity VIP-II -
       Asset Manager Portfolio: Initial Class:
         Tax qualified ...................................  5,947,714     17.466478      103,885,616       1.41%         (5.27)%
         Non-tax qualified ...............................  7,753,971     17.466478      135,434,564       1.41%         (5.27)%
       Fidelity VIP-II - Contrafund Portfolio:
       Initial Class:
         Tax qualified ................................... 11,057,706     23.421775      258,991,102       1.43%         (7.92)%
         Non-tax qualified ............................... 15,927,008     23.421775      373,038,798       1.43%         (7.92)%


                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                            UNIT           CONTRACT                        TOTAL
                                                              UNITS      FAIR VALUE    OWNERS' EQUITY      EXPENSES*     RETURN**
                                                           -----------   ----------    --------------      ---------     --------
       Fidelity VIP III -
       Growth Opportunites Portfolio: Initial Class:
         Tax qualified ...................................  1,985,828     11.288277       22,416,577       1.37%        (18.22)%
         Non-tax qualified ...............................  3,518,504     11.288277       39,717,848       1.37%        (18.22)%
       Janus AS - Capital Appreciation Portfolio -
       Service Shares:
         Tax qualified ...................................  2,055,724      7.859711       16,157,397       1.54%***     (31.91)%***
         Non-tax qualified ...............................  2,459,903      7.859711       19,334,127       1.54%***     (31.91)%***
       Janus AS - Global Technology Portfolio -
       Service Shares:
         Tax qualified ...................................  1,531,118      6.715762       10,282,624       1.64%***     (48.96)%***
         Non-tax qualified ...............................  1,940,112      6.715762       13,029,330       1.64%***     (48.96)%***
       Janus AS - International Growth Portfolio -
       Service Shares:
         Tax qualified ...................................  1,135,755      7.877947        8,947,418       1.47%***     (31.64)%***
         Non-tax qualified ...............................  1,531,638      7.877947       12,066,163       1.47%***     (31.64)%***
       Morgan Stanley: UIF -
       Emerging Markets Debt Portfolio:
         Tax qualified ...................................    172,763      9.702263        1,676,192       1.39%           9.84%
         Non-tax qualified ...............................    367,199      9.702263        3,562,661       1.39%           9.84%
       Morgan Stanley: UIF - U.S. Real Estate Portfolio:
         Tax qualified ...................................  1,320,846     18.720543       24,726,954       1.35%***       12.49%***
         Non-tax qualified ...............................  2,110,653     18.720543       39,512,570       1.35%***       12.49%***
       Nationwide SAT - Capital Appreciation Fund:
         Tax qualified ...................................  2,316,111     20.166998       46,709,006       1.38%        (27.56)%
         Non-tax qualified ...............................  3,270,275     20.166998       65,951,629       1.38%        (27.56)%
       Nationwide SAT -
       Emerging Markets Fund - Gartmore:
         Non-tax qualified ...............................      1,097      8.682706            9,525       1.26%***     (52.87)%***
       Nationwide SAT - Global Technology &
       Communications Fund - Gartmore:
         Tax qualified ...................................     35,651      5.997100          213,803       1.38%***    (160.67)%***
         Non-tax qualified ...............................     48,873      5.997100          293,096       1.38%***    (160.67)%***
       Nationwide SAT - Government Bond Fund:
         Tax qualified ...................................  4,412,441     14.172885       62,537,019       1.26%          10.97%
         Non-tax qualified ...............................  6,317,265     14.172885       89,533,870       1.26%          10.97%
       Nationwide SAT - Growth Focus Fund - Turner:
         Tax qualified ...................................     30,892      6.322639          195,319       1.28%***    (147.60)%***
         Non-tax qualified ...............................     92,237      6.322639          583,181       1.28%***    (147.60)%***
       Nationwide SAT - Mid Cap Index Fund:
         Tax qualified ...................................    703,403     10.419496        7,329,105       1.11%***        6.25%***
         Non-tax qualified ...............................    942,720     10.419496        9,822,667       1.11%***        6.25%***
       Nationwide SAT - Money Market Fund:
         Tax qualified ................................... 11,598,809     12.892122      149,533,261       1.29%           4.55%
         Non-tax qualified ............................... 18,940,219     12.892122      244,179,614       1.29%           4.55%
       Nationwide SAT - Multi Sector Bond Fund:
         Tax qualified ...................................    151,356     10.395492        1,573,420       1.22%***        5.90%***
         Non-tax qualified ...............................    268,604     10.395492        2,792,271       1.22%***        5.90%***
       Nationwide SAT -
       Nationwide Small Cap Growth Fund:
         Tax qualified ...................................    223,867      8.043683        1,800,715       1.43%***     (29.17)%***
         Non-tax qualified ...............................    264,522      8.043683        2,127,731       1.43%***     (29.17)%***


                                                                            UNIT           CONTRACT                      TOTAL
                                                             UNITS       FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                          -----------    -----------    --------------    ---------    ---------
       Nationwide SAT -
       Nationwide Small Cap Value Fund:
         Tax qualified ...................................  1,927,603     11.779985       22,707,134       1.39%           9.65%
         Non-tax qualified ...............................  2,232,949     11.779985       26,304,106       1.39%           9.65%
       Nationwide SAT -
       Nationwide Small Company Fund:
         Tax qualified ...................................  3,162,882     24.276609       76,784,050       1.53%           7.38%
         Non-tax qualified ...............................  4,239,987     24.276609      102,932,507       1.53%           7.38%
       Nationwide SAT - Strong Mid Cap Growth Fund
       (formerly Nationwide SAT -
       Strategic Growth Fund):
         Tax qualified ...................................  1,194,800      8.075362        9,648,443       1.45%***     (28.69)%***
         Non-tax qualified ...............................  1,808,643      8.075362       14,605,447       1.45%***     (28.69)%***
       Nationwide SAT - Total Return Fund:
         Tax qualified ...................................  6,863,248     23.254233      159,599,568       1.38%         (3.48)%
         Non-tax qualified ...............................  8,870,225     23.254233      206,270,279       1.38%         (3.48)%
       Neuberger Berman AMT - Growth Portfolio:
         Tax qualified ...................................  2,711,397     24.745323       67,094,395       1.88%        (12.89)%
         Non-tax qualified ...............................  4,173,278     24.745323      103,269,112       1.88%        (12.89)%
       Neuberger Berman AMT - Guardian Portfolio:
         Tax qualified ...................................    768,842     10.483042        8,059,803       1.32%         (0.28)%
         Non-tax qualified ...............................    978,305     10.483042       10,255,612       1.32%         (0.28)%
       Neuberger Berman AMT -
       Limited Maturity Bond Portfolio:
         Tax qualified ...................................  1,507,863     12.660223       19,089,882       1.29%           5.30%
         Non-tax qualified ...............................  2,424,663     12.660223       30,696,774       1.29%           5.30%
       Neuberger Berman AMT - Partners Portfolio:
         Tax qualified ...................................  3,498,216     24.063356       84,178,817       1.34%         (0.70)%
         Non-tax qualified ...............................  5,394,834     24.063356      129,817,811       1.34%         (0.70)%
       Oppenheimer Aggressive Growth Fund / VA:
         Tax qualified ...................................  2,437,897      7.751499       18,897,356       1.64%***     (33.52)%***
         Non-tax qualified ...............................  3,358,300      7.751499       26,031,859       1.64%***     (33.52)%***
       Oppenheimer - Bond Fund / VA:
         Tax qualified ...................................  4,040,508     13.370250       54,022,602       1.36%           4.62%
         Non-tax qualified ...............................  6,036,593     13.370250       80,710,758       1.36%           4.62%
       Oppenheimer - Capital Appreciation Fund / VA:
         Tax qualified ...................................  4,132,039     17.511311       72,357,420       1.68%         (1.62)%
         Non-tax qualified ...............................  5,130,769     17.511311       89,846,492       1.68%         (1.62)%
       Oppenheimer - Global Securities Fund / VA:
         Tax qualified ...................................  5,884,090     26.766747      157,497,948       1.53%           3.63%
         Non-tax qualified ...............................  8,413,225     26.766747      225,194,665       1.53%           3.63%
       Oppenheimer Main Street Growth &
       Income Fund / VA:
          Tax qualified ..................................    302,742      8.970506        2,715,749       1.24%***     (15.35)%***
          Non-tax qualified ..............................    449,881      8.970506        4,035,660       1.24%***     (15.35)%***
       Oppenheimer - Multiple Strategies Fund / VA:
          Tax qualified ..................................  3,047,720     18.837595       57,411,715       1.40%           4.96%
          Non-tax qualified ..............................  3,795,766     18.837595       71,503,103       1.40%           4.96%
       Strong Opportunity Fund II, Inc.:
          Tax qualified ..................................  4,225,440     29.902010      126,349,149       1.43%           5.11%
          Non-tax qualified ..............................  5,843,793     29.902010      174,741,157       1.43%           5.11%
       Strong VIF - Strong Discovery Fund II:
          Tax qualified ..................................  1,078,175     16.540572       17,833,631       1.47%           2.94%
          Non-tax qualified ..............................  1,649,586     16.540572       27,285,096       1.47%           2.94%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------

       Strong VIF - Strong International Stock Fund II:
         Tax qualified ...................................    848,836      9.805769        8,323,490       1.55%        (40.37)%
         Non-tax qualified ...............................  1,266,463      9.805769       12,418,644       1.55%        (40.37)%
       Van Eck WIT - Worldwide Bond Fund:
         Tax qualified ...................................    880,951     11.883303       10,468,608       1.31%           0.45%
         Non-tax qualified ...............................  1,477,238     11.883303       17,554,467       1.31%           0.45%
       Van Eck WIT -
       Worldwide Emerging Markets Fund:
         Tax qualified ...................................  1,200,769      6.457670        7,754,170       1.46%        (42.68)%
         Non-tax qualified ...............................  1,942,056      6.457670       12,541,157       1.46%        (42.68)%
       Van Eck WIT - Worldwide Hard Assets Fund:
         Tax qualified ...................................    547,919     11.529334        6,317,141       1.41%           9.85%
         Non-tax qualified ...............................  1,025,798     11.529334       11,826,768       1.41%           9.85%
       Warburg Pincus Trust -
       Global Post-Venture Capital Portfolio:
         Tax qualified ...................................    411,688     15.370073        6,327,675       1.43%        (20.07)%
         Non-tax qualified ...............................    582,049     15.370073        8,946,136       1.43%        (20.07)%
       Warburg Pincus Trust -
       International Equity Portfolio:
         Tax qualified ...................................  2,575,298     12.787120       32,930,645       1.43%        (26.93)%
         Non-tax qualified ...............................  4,711,997     12.787120       60,252,871       1.43%        (26.93)%
       Warburg Pincus Trust -
       Small Company Growth Portfolio:
         Tax qualified ...................................  2,949,822     20.515433       60,516,876       1.35%        (19.25)%
         Non-tax qualified ...............................  4,901,749     20.515433      100,561,503       1.35%        (19.25)%
                                                            =========     =========
       Reserve for annuity contracts in payout phase:
         Tax qualified ...................................                                 4,536,482
         Non-tax qualified ...............................                                14,828,156
                                                                                     ---------------
                                                                                     $19,090,847,996
                                                                                     ===============


     The following is a summary for 1999:
      The BEST OF AMERICA(R) contracts:
       American Century VP -
       American Century VP Balanced:
         Tax qualified ...................................  2,993,387    $20.288854      $60,732,392       1.29%         8.63%
         Non-tax qualified ...............................  2,262,657     20.288854       45,906,718       1.29%         8.63%
       American Century VP -
       American Century VP Capital Appreciation:
         Tax qualified ...................................  4,817,273     35.454211      170,792,613       1.10%        62.39%
         Non-tax qualified ...............................  3,045,420     35.454211      107,972,963       1.10%        62.39%
       American Century VP -
       American Century VP Income & Growth:
         Tax qualified ...................................  1,943,758     12.610627       24,512,007       1.42%        16.49%
         Non-tax qualified ...............................  1,542,249     12.610627       19,448,727       1.42%        16.49%
       American Century VP -
       American Century VP International:
         Tax qualified ...................................  4,788,991     26.102697      125,005,581       1.12%        61.92%
         Non-tax qualified ...............................  3,629,927     26.102697       94,750,885       1.12%        61.92%

                                                                             UNIT           CONTRACT                      TOTAL
                                                                UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                             -----------  -----------   ----------------  ----------    ---------
       American Century VP -
       American Century VP Value:
         Tax qualified ..................................   1,174,368     12.777944       15,006,009       1.52%        (2.14)%
         Non-tax qualified ..............................     817,538     12.777944       10,446,455       1.52%        (2.14)%
       American VI Series - Growth Fund:
         Tax qualified ..................................     329,837     65.428997       21,580,904       1.24%         55.58%
         Non-tax qualified ..............................     305,636     65.428997       19,997,457       1.24%         55.58%
       American VI Series - High-Yield Bond Fund:
         Tax qualified ..................................      52,930     26.601827        1,408,035       1.35%          4.42%
         Non-tax qualified ..............................      25,649     26.601827          682,310       1.35%          4.42%
       American VI Series -
       U.S. Government/AAA-Rated Securities Fund:
         Tax qualified ..................................     107,804     20.644287        2,225,537       1.34%        (1.82)%
         Non-tax qualified ..............................      61,401     20.644287        1,267,580       1.34%        (1.82)%
       The Dreyfus Socially Responsible
       Growth Fund, Inc.:
         Tax qualified ..................................   4,030,454     35.410022      142,718,465       1.31%         28.39%
         Non-tax qualified ..............................   1,978,560     35.410022       70,060,853       1.31%         28.39%
       Dreyfus Stock Index Fund:
         Tax qualified ..................................  17,799,123     32.559249      579,526,078       1.34%         19.04%
         Non-tax qualified ..............................  11,325,336     32.559249      368,744,435       1.34%         19.04%
       Dreyfus VIF - Capital Appreciation Portfolio:
         Tax qualified ..................................   3,922,324     14.410358       56,522,093       1.43%         10.01%
         Non-tax qualified ..............................   3,038,562     14.410358       43,786,766       1.43%         10.01%
       Dreyfus VIF - Growth and Income Portfolio:
         Tax qualified ..................................   1,570,276     14.584456       22,901,621       1.25%         15.37%
         Non-tax qualified ..............................     868,629     14.584456       12,668,481       1.25%         15.37%
       Fidelity VIP - Equity-Income Portfolio:
         Tax qualified ..................................  19,571,229     41.001029      802,440,528       1.34%          4.95%
         Non-tax qualified ..............................  13,729,592     41.001029      562,927,400       1.34%          4.95%
       Fidelity VIP - Growth Portfolio:
         Tax qualified ..................................  17,654,023     87.627336    1,546,975,005       1.28%         35.65%
         Non-tax qualified ..............................  10,898,528     87.627336      955,008,975       1.28%         35.65%
       Fidelity VIP - High Income Portfolio:
         Tax qualified ..................................   5,005,619     28.744305      143,883,039       1.36%          6.75%
         Non-tax qualified ..............................   4,973,296     28.744305      142,953,937       1.36%          6.75%
       Fidelity VIP - Overseas Portfolio:
         Tax qualified ..................................   9,748,843     28.588402      278,703,843       1.19%         40.77%
         Non-tax qualified ..............................   7,678,932     28.588402      219,528,395       1.19%         40.77%
       Fidelity VIP-II - Asset Manager Portfolio:
         Tax qualified ..................................  15,977,617     30.281181      483,821,112       1.29%          9.65%
         Non-tax qualified ..............................   8,956,320     30.281181      271,207,947       1.29%          9.65%
       Fidelity VIP-II - Contrafund Portfolio:
         Tax qualified ..................................  17,065,996     25.553458      436,095,212       1.30%         22.64%
         Non-tax qualified ..............................  11,175,042     25.553458      285,560,966       1.30%         22.64%
       Fidelity VIP-III - Growth Opportunities Portfolio:
         Tax qualified ..................................   3,449,404     13.838158       47,733,398       1.41%          2.92%
         Non-tax qualified ..............................   2,173,640     13.838158       30,079,174       1.41%          2.92%
       Morgan Stanley -
       Emerging Markets Debt Portfolio:
         Tax qualified ..................................     288,028      8.855527        2,550,640       1.33%         27.70%
         Non-tax qualified ..............................     248,251      8.855527        2,198,393       1.33%         27.70%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ...................................  5,806,110      31.511115     182,957,000        1.34%          2.92%
        Non-tax qualified ...............................  4,182,646      31.511115     131,799,839        1.34%          2.92%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ...................................  3,473,447      33.975979     118,013,762        1.32%        (3.62)%
        Non-tax qualified ...............................  2,665,502      33.886230      90,323,814        1.32%        (3.62)%
       Nationwide SAT - Money Market Fund:
        Tax qualified ................................... 14,904,403      24.724254     368,500,245        1.31%          3.49%
        Non-tax qualified ............................... 13,973,502      24.724254     345,484,413        1.31%          3.49%
       Nationwide SAT - Small Cap Value Fund:
        Tax qualified ...................................  1,353,503      10.761293      14,565,442        1.61%         26.18%
        Non-tax qualified ...............................  1,205,250      10.761293      12,970,048        1.61%         26.18%
       Nationwide SAT - Small Company Fund:
        Tax qualified ...................................  4,271,874      22.704085      96,988,990        1.08%         42.15%
        Non-tax qualified ...............................  2,440,861      22.704085      55,417,516        1.08%         42.15%
       Nationwide SAT - Total Return Fund:
        Tax qualified ...................................  4,059,346      98.542231     400,017,011        1.33%          5.55%
        Non-tax qualified ...............................  2,763,449      96.004702     265,304,098        1.33%          5.55%
       Neuberger & Berman AMT - Growth Portfolio:
        Tax qualified ...................................  4,044,236      64.133277     259,370,108        1.06%         48.44%
        Non-tax qualified ...............................  2,742,557      64.133277     175,889,168        1.06%         48.44%
       Neuberger & Berman AMT - Guardian Portfolio:
        Tax qualified ...................................  1,353,607      10.529949      14,253,413        1.62%         13.44%
        Non-tax qualified ...............................    853,290      10.529949       8,985,100        1.62%         13.44%
       Neuberger & Berman AMT -
       Limited Maturity Bond Portfolio:
        Tax qualified ...................................  2,335,659      18.256157      42,640,157        1.31%          0.16%
        Non-tax qualified ...............................  2,158,879      18.256157      39,412,834        1.31%          0.16%
       Neuberger & Berman AMT - Partners Portfolio:
        Tax qualified ...................................  5,884,748      24.366392     143,390,077        1.28%          5.97%
        Non-tax qualified ...............................  3,370,801      24.366392      82,134,259        1.28%          5.97%
       Oppenheimer VAF - Bond Fund:
        Tax qualified ...................................  3,880,174      19.177103      74,410,496        1.33%        (2.80)%
        Non-tax qualified ...............................  3,059,336      19.177103      58,669,202        1.33%        (2.80)%
       Oppenheimer VAF - Global Securities Fund:
        Tax qualified ...................................  9,268,259      28.241523     261,749,750        1.12%         56.43%
        Non-tax qualified ...............................  5,359,593      28.241523     151,363,069        1.12%         56.43%
       Oppenheimer VAF - Growth Fund:
        Tax qualified ...................................  3,453,476      17.844166      61,624,399        1.41%         39.82%
        Non-tax qualified ...............................  2,323,662      17.844166      41,463,810        1.41%         39.82%
       Oppenheimer VAF - Multiple Strategies Fund:
        Tax qualified ...................................  3,877,701      24.251858      94,041,454        1.29%         10.35%
        Non-tax qualified ...............................  2,651,955      24.251858      64,314,836        1.29%         10.35%
       Strong Opportunity Fund II, Inc.:
        Tax qualified ...................................  9,527,297      38.936728     370,961,772        1.27%         33.16%
        Non-tax qualified ...............................  5,774,365      38.936728     224,834,879        1.27%         33.16%
       Strong VIF - Strong Discovery Fund II:
        Tax qualified ...................................  2,501,155      19.472227      48,703,058        1.14%          3.72%
        Non-tax qualified ...............................  1,756,743      19.472227      34,207,698        1.14%          3.72%


                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------

         Strong VIF - Strong International Stock Fund II:
          Tax qualified ..................................  1,564,106     16.513647       25,829,094       1.13%         84.77%
          Non-tax qualified ..............................  1,447,666     16.513647       23,906,245       1.13%         84.77%
         Van Eck WIT - Worldwide Bond Fund:
          Tax qualified ..................................  1,308,320     14.942949       19,550,159       1.29%        (9.02)%
          Non-tax qualified ..............................  1,204,939     14.942949       18,005,342       1.29%        (9.02)%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
          Tax qualified ..................................  4,194,956     11.300054       47,403,229       1.06%         97.69%
          Non-tax qualified ..............................  3,528,130     11.300054       39,868,060       1.06%         97.69%
         Van Eck WIT - Worldwide Hard Assets Fund:
          Tax qualified ..................................  1,664,942     12.830391       21,361,857       1.42%         19.43%
          Non-tax qualified ..............................  1,580,973     12.830391       20,284,502       1.42%         19.43%
         Van Kampen LIT -
         Morgan Stanley Real Estate Securities Portfolio:
          Tax qualified ..................................  1,634,204     14.892896       24,338,030       1.26%        (4.63)%
          Non-tax qualified ..............................  1,515,882     14.892896       22,575,873       1.26%        (4.63)%
         Warburg Pincus Trust -
         International Equity Portfolio:
          Tax qualified ..................................  4,185,969     17.579480       73,587,158       1.11%         51.44%
          Non-tax qualified ..............................  3,074,281     17.579480       54,044,261       1.11%         51.44%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
          Tax qualified ..................................    731,811     19.288213       14,115,326       1.17%         61.38%
          Non-tax qualified ..............................    644,703     19.288213       12,435,169       1.17%         61.38%
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
          Tax qualified ..................................  5,376,375     25.523630      137,224,606       1.37%         66.88%
          Non-tax qualified ..............................  3,969,098     25.523630      101,305,789       1.37%         66.88%

       The BEST OF AMERICA(R) Nationwide Insurance
       Enterprise Annuity contracts:
         American Century VP -
         American Century VP Balanced:
          Tax qualified ..................................     14,335     16.380267          234,811       0.80%          9.18%
          Non-tax qualified ..............................      7,824     16.380267          128,159       0.80%          9.18%
         American Century VP -
         American Century VP Capital Appreciation:
          Tax qualified ..................................      8,735     14.255724          124,524       0.71%         63.21%
          Non-tax qualified ..............................     11,822     14.255724          168,531       0.71%         63.21%
         American Century VP -
         American Century VP Income & Growth:
          Tax qualified ..................................      1,026     12.717310           13,048       1.10%         17.08%
          Non-tax qualified ..............................      4,483     12.717310           57,012       1.10%         17.08%
         American Century VP -
         American Century VP International:
          Tax qualified ..................................      4,359     26.516535          115,586       0.69%         62.73%
          Non-tax qualified ..............................     13,690     26.516535          363,011       0.69%         62.73%
         American Century VP -
         American Century VP Value:
          Tax qualified ..................................      1,152     12.974490           14,947       0.83%        (1.64)%
          Non-tax qualified ..............................      9,794     12.974490          127,072       0.83%        (1.64)%



                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       The Dreyfus Socially Responsible
       Growth Fund, Inc.:
        Tax qualified ....................................     22,160     26.214069          580,904       0.63%        29.04%
        Non-tax qualified ................................     22,246     26.214069          583,158       0.63%        29.04%
       Dreyfus Stock Index Fund:
        Tax qualified ....................................     74,500     25.799667        1,922,075       0.80%        19.64%
        Non-tax qualified ................................     68,798     25.799667        1,774,965       0.80%        19.64%
       Dreyfus VIF - Capital Appreciation Portfolio:
        Tax qualified ....................................     12,082     14.590853          176,287       0.83%        10.56%
        Non-tax qualified ................................     18,270     14.590853          266,575       0.83%        10.56%
       Dreyfus VIF - Growth and Income Portfolio:
        Tax qualified ....................................     16,572     14.808738          245,410       0.74%        15.95%
        Non-tax qualified ................................     14,293     14.808738          211,661       0.74%        15.95%
       Fidelity VIP - Equity-Income Portfolio:
        Tax qualified ....................................     43,344     18.055454          782,596       0.78%         5.48%
        Non-tax qualified ................................     51,700     18.055454          933,467       0.78%         5.48%
       Fidelity VIP - Growth Portfolio:
        Tax qualified ....................................     82,625     25.356659        2,095,094       0.75%        36.34%
        Non-tax qualified ................................     81,025     25.356659        2,054,523       0.75%        36.34%
       Fidelity VIP - High Income Portfolio:
        Tax qualified ....................................     14,864     13.653329          202,943       0.77%         7.29%
        Non-tax qualified ................................     17,568     13.653329          239,862       0.77%         7.29%
       Fidelity VIP - Overseas Portfolio:
        Tax qualified ....................................      2,104     20.621533           43,388       0.53%        41.49%
        Non-tax qualified ................................      7,979     20.621533          164,539       0.53%        41.49%
       Fidelity VIP-II - Asset Manager Portfolio:
        Tax qualified ....................................     12,271     18.026981          221,209       0.84%        10.20%
        Non-tax qualified ................................     13,357     18.026981          240,786       0.84%        10.20%
       Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified ....................................     23,709     24.040622          569,979       0.71%        23.26%
        Non-tax qualified ................................     34,729     24.040622          834,907       0.71%        23.26%
       Fidelity VIP-III - Growth Opportunities Portfolio:
        Tax qualified ....................................      7,053     14.011528           98,823       0.84%         3.44%
        Non-tax qualified ................................      9,281     14.011528          130,041       0.84%         3.44%
       Morgan Stanley -
       Emerging Markets Debt Portfolio:
        Tax qualified ....................................         50      8.966597              448       0.84%        28.34%
        Non-tax qualified ................................        133      8.966597            1,193       0.84%        28.34%
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................    104,816     23.962791        2,511,684       0.85%         3.44%
        Non-tax qualified ................................     88,233     23.962791        2,114,309       0.85%         3.44%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................     29,229     11.994653          350,592       0.94%       (3.13)%
        Non-tax qualified ................................     14,829     11.994653          177,869       0.94%       (3.13)%
       Nationwide SAT - Money Market Fund:
        Tax qualified ....................................    134,873     11.916889        1,607,267       0.85%         4.01%
        Non-tax qualified ................................    126,746     11.916889        1,510,418       0.85%         4.01%
       Nationwide SAT - Small Cap Value Fund:
        Tax qualified ....................................      2,089     10.852397           22,671       0.98%        26.81%
        Non-tax qualified ................................      7,843     10.852397           85,115       0.98%        26.81%

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Nationwide SAT - Small Company Fund:
        Tax qualified ....................................     19,469     23.169876          451,094       0.68%        42.80%
        Non-tax qualified ................................     39,060     23.169876          905,015       0.68%        42.80%
       Nationwide SAT - Total Return Fund:
        Tax qualified ....................................    177,942     20.248322        3,603,027       0.84%         6.09%
        Non-tax qualified ................................    167,513     20.248322        3,391,857       0.84%         6.09%
       Neuberger & Berman AMT - Growth Portfolio:
        Tax qualified ....................................      9,923     23.621161          234,393       0.65%        49.19%
        Non-tax qualified ................................     13,920     23.621161          328,807       0.65%        49.19%
       Neuberger & Berman AMT - Guardian Portfolio:
        Tax qualified ....................................      2,542     10.619078           26,994       1.14%        14.01%
        Non-tax qualified ................................      5,246     10.619078           55,708       1.14%        14.01%
       Neuberger & Berman AMT -
       Limited Maturity Bond Portfolio:
        Tax qualified ....................................      2,305     11.627287           26,801       0.83%         0.67%
        Non-tax qualified ................................      2,858     11.627287           33,231       0.83%         0.67%
       Neuberger & Berman AMT - Partners Portfolio:
        Tax qualified ....................................     22,673     19.476219          441,584       0.81%         6.51%
        Non-tax qualified ................................     22,752     19.476219          443,123       0.81%         6.51%
       Oppenheimer VAF - Bond Fund:
        Tax qualified ....................................      5,049     11.996138           60,569       0.95%       (2.31)%
        Non-tax qualified ................................     17,880     11.996138          214,491       0.95%       (2.31)%
       Oppenheimer VAF - Global Securities Fund:
        Tax qualified ....................................      8,666     25.475921          220,774       0.67%        57.22%
        Non-tax qualified ................................      6,769     25.475921          172,447       0.67%        57.22%
       Oppenheimer VAF - Growth Fund:
        Tax qualified ....................................     19,261     18.067674          348,001       0.69%        40.52%
        Non-tax qualified ................................     10,498     18.067674          189,674       0.69%        40.52%
       Oppenheimer VAF - Multiple Strategies Fund:
        Tax qualified ....................................      9,461     16.105297          152,372       0.73%        10.90%
        Non-tax qualified ................................     10,611     16.105297          170,893       0.73%        10.90%
       Strong Opportunity Fund II, Inc.:
        Tax qualified ....................................     18,413     23.278533          428,628       0.77%        33.83%
        Non-tax qualified ................................     17,006     23.278533          395,875       0.77%        33.83%
       Strong VIF - Strong Discovery Fund II:
        Tax qualified ....................................        998     12.830259           12,805       0.69%         4.25%
        Non-tax qualified ................................      3,667     12.830259           47,049       0.69%         4.25%
       Strong VIF - Strong International Stock Fund II:
        Tax qualified ....................................      6,332     16.768723          106,180       0.59%        85.71%
        Non-tax qualified ................................        826     16.768723           13,851       0.59%        85.71%
       Van Eck WIT - Worldwide Bond Fund:
        Tax qualified ....................................          2     10.685109               21       0.92%       (8.56)%
        Non-tax qualified ................................        850     10.685109            9,082       0.92%       (8.56)%
       Van Eck WIT -
       Worldwide Emerging Markets Fund:
        Tax qualified ....................................     13,903     11.473874          159,521       0.91%        98.68%
        Non-tax qualified ................................      6,958     11.473874           79,835       0.91%        98.68%
       Van Eck WIT - Worldwide Hard Assets Fund:
        Tax qualified ....................................        897     10.385200            9,316       0.85%        20.03%
        Non-tax qualified ................................      8,208     10.385200           85,242       0.85%        20.03%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
         Van Kampen LIT -
         Morgan Stanley Real Estate Securities Portfolio:
           Tax qualified .................................      3,220     14.960757           48,174       0.79%        (4.15)%
           Non-tax qualified .............................      9,782     14.960757          146,346       0.79%        (4.15)%
         Warburg Pincus Trust -
         International Equity Portfolio:
           Tax qualified .................................      3,864     17.437474           67,378       0.68%         52.21%
           Non-tax qualified .............................      3,159     17.437474           55,085       0.68%         52.21%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
           Tax qualified .................................        595     19.584772           11,653       0.72%         62.19%
           Non-tax qualified .............................      2,315     19.584772           45,339       0.72%         62.19%
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
           Tax qualified .................................      8,591     23.373394          200,801       0.66%         67.73%
           Non-tax qualified .............................     24,173     23.373394          565,005       0.66%         67.73%

       The BEST OF AMERICA(R)
       America's Vision Annuity(SM) contracts:
         American Century VP -
         American Century VP Balanced:
           Tax qualified .................................  2,229,877     18.643877       41,573,553       1.41%          8.52%
           Non-tax qualified .............................  3,104,126     18.643877       57,872,943       1.41%          8.52%
         American Century VP -
         American Century VP Capital Appreciation:
          Tax qualified ..................................  2,124,515     18.015046       38,273,235       1.16%         62.22%
          Non-tax qualified ..............................  3,403,398     18.015046       61,312,372       1.16%         62.22%
         American Century VP -
         American Century VP Income & Growth:
          Tax qualified ..................................  1,671,694     12.589315       21,045,482       1.46%         16.37%
          Non-tax qualified ..............................  1,490,691     12.589315       18,766,779       1.46%         16.37%
         American Century VP -
         American Century VP International:
          Tax qualified ..................................  3,535,992     25.959887       91,793,953       1.19%         61.75%
          Non-tax qualified ..............................  5,086,548     25.959887      132,046,211       1.19%         61.75%
         American Century VP -
         American Century VP Value:
          Tax qualified ..................................  1,129,610     12.738880       14,389,966       1.58%        (2.24)%
          Non-tax qualified ..............................  1,432,698     12.738880       18,250,968       1.58%        (2.24)%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
          Tax qualified ..................................  2,307,767     33.342555       76,946,848       1.33%         28.26%
          Non-tax qualified ..............................  3,065,919     33.342555      102,225,573       1.33%         28.26%
         Dreyfus Stock Index Fund:
          Tax qualified .................................. 14,668,287     32.260809      473,210,805       1.42%         18.92%
          Non-tax qualified .............................. 20,456,946     32.260809      659,957,660       1.42%         18.92%
         Dreyfus VIF - Capital Appreciation Portfolio:
          Tax qualified ..................................  2,795,489     14.374409       40,183,502       1.51%          9.90%
          Non-tax qualified ..............................  4,202,770     14.374409       60,412,335       1.51%          9.90%
         Dreyfus VIF - Growth and Income Portfolio:
          Tax qualified ..................................  1,464,304     14.539855       21,290,768       1.35%         15.25%
          Non-tax qualified ..............................  2,079,004     14.539855       30,228,417       1.35%         15.25%


                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Fidelity VIP - Equity-Income Portfolio:
        Tax qualified .................................... 18,744,521     23.541057      441,265,837       1.45%          4.84%
        Non-tax qualified ................................ 26,435,673     23.541057      622,323,685       1.45%          4.84%
       Fidelity VIP - Growth Portfolio:
        Tax qualified .................................... 16,102,523     34.539423      556,171,853       1.37%         35.51%
        Non-tax qualified ................................ 22,795,122     34.539423      787,330,361       1.37%         35.51%
       Fidelity VIP - High Income Portfolio:
        Tax qualified ....................................  8,271,114     15.361833      127,059,472       1.44%          6.64%
        Non-tax qualified ................................ 13,454,975     15.361833      206,693,079       1.44%          6.64%
       Fidelity VIP - Overseas Portfolio:
        Tax qualified ....................................  3,667,413     21.872670       80,216,114       1.30%         40.63%
        Non-tax qualified ................................  5,639,452     21.872670      123,349,873       1.30%         40.63%
       Fidelity VIP-II - Asset Manager Portfolio:
        Tax qualified ....................................  7,152,076     18.437523      131,866,566       1.40%          9.54%
        Non-tax qualified ................................  9,494,041     18.437523      175,046,599       1.40%          9.54%
       Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified .................................... 13,246,393     25.437333      336,952,910       1.38%         22.52%
        Non-tax qualified ................................ 18,358,303     25.437333      466,986,267       1.38%         22.52%
       Fidelity VIP-III - Growth Opportunities Portfolio:
        Tax qualified ....................................  3,074,953     13.803637       42,445,535       1.51%          2.81%
        Non-tax qualified ................................  4,552,923     13.803637       62,846,896       1.51%          2.81%
       Morgan Stanley -
       Emerging Markets Debt Portfolio:
         Tax qualified ...................................    153,956      8.833418        1,359,958       1.50%         27.57%
         Non-tax qualified ...............................    387,856      8.833418        3,426,094       1.50%         27.57%
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................  3,732,455     27.838556      103,906,158       1.45%          2.82%
        Non-tax qualified ................................  4,968,186     27.838556      138,307,124       1.45%          2.82%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................  4,980,532     12.771602       63,609,372       1.44%        (3.71)%
        Non-tax qualified ................................  6,771,077     12.771602       86,477,501       1.44%        (3.71)%
       Nationwide SAT - Money Market Fund:
        Tax qualified .................................... 19,142,838     12.331041      236,051,120       1.48%          3.38%
        Non-tax qualified ................................ 28,039,121     12.331041      345,751,551       1.48%          3.38%
       Nationwide SAT - Small Cap Value Fund:
        Tax qualified ....................................    967,163     10.743114       10,390,342       1.84%         26.05%
        Non-tax qualified ................................  1,274,231     10.743114       13,689,209       1.84%         26.05%
       Nationwide SAT - Small Company Fund:
        Tax qualified ....................................  3,356,307     22.607920       75,879,120       1.16%         42.01%
        Non-tax qualified ................................  4,099,453     22.607920       92,680,105       1.16%         42.01%
       Nationwide SAT - Total Return Fund:
        Tax qualified ....................................  9,240,684     24.093443      222,639,893       1.44%          5.45%
        Non-tax qualified ................................ 11,092,594     24.093443      267,258,781       1.44%          5.45%
       Neuberger & Berman AMT - Growth Portfolio:
        Tax qualified ....................................  2,191,851     28.406340       62,262,465       1.06%         48.29%
        Non-tax qualified ................................  3,249,330     28.406340       92,301,573       1.06%         48.29%
       Neuberger & Berman AMT - Guardian Portfolio:
        Tax qualified ....................................  1,174,502     10.512151       12,346,542       1.69%         13.32%
        Non-tax qualified ................................  1,148,237     10.512151       12,070,441       1.69%         13.32%
       Neuberger & Berman AMT -
       Limited Maturity Bond Portfolio:
         Tax qualified ...................................  1,753,284     12.023258       21,080,186       1.35%          0.06%
         Non-tax qualified ...............................  3,083,884     12.023258       37,078,333       1.35%          0.06%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Neuberger & Berman AMT - Partners Portfolio:
        Tax qualified ....................................  4,926,644     24.233053      119,387,625       1.40%          5.87%
        Non-tax qualified ................................  7,215,015     24.233053      174,841,841       1.40%          5.87%
       Oppenheimer VAF - Bond Fund:
        Tax qualified ....................................  4,920,397     12.779991       62,882,629       1.42%        (2.90)%
        Non-tax qualified ................................  7,205,678     12.779991       92,088,500       1.42%        (2.90)%
       Oppenheimer VAF - Global Securities Fund:
        Tax qualified ....................................  6,498,893     25.830374      167,868,837       1.21%         56.27%
        Non-tax qualified ................................  8,973,439     25.830374      231,787,285       1.21%         56.27%
       Oppenheimer VAF - Growth Fund:
        Tax qualified ....................................  2,671,309     17.799664       47,548,403       1.31%         39.67%
        Non-tax qualified ................................  3,228,130     17.799664       57,459,629       1.31%         39.67%
       Oppenheimer VAF - Multiple Strategies Fund:
        Tax qualified ....................................  3,468,280     17.948145       62,249,192       1.39%         10.23%
        Non-tax qualified ................................  4,370,474     17.948145       78,441,901       1.39%         10.23%
       Strong Opportunity Fund II, Inc.:
        Tax qualified ....................................  4,869,488     28.512432      138,840,945       1.36%         33.02%
        Non-tax qualified ................................  6,478,747     28.512432      184,724,833       1.36%         33.02%
       Strong VIF - Strong Discovery Fund II:
        Tax qualified ....................................  1,328,451     16.068225       21,345,850       1.22%          3.62%
        Non-tax qualified ................................  1,902,709     16.068225       30,573,156       1.22%          3.62%
       Strong VIF - Strong International Stock Fund II:
        Tax qualified ....................................  1,261,581     16.443689       20,745,046       0.98%         84.59%
        Non-tax qualified ................................  1,797,088     16.443689       29,550,756       0.98%         84.59%
       Van Eck WIT - Worldwide Bond Fund:
        Tax qualified ....................................    914,353     11.830291       10,817,062       1.37%        (9.11)%
        Non-tax qualified ................................  1,558,403     11.830291       18,436,361       1.37%        (9.11)%
       Van Eck WIT -
       Worldwide Emerging Markets Fund:
         Tax qualified ...................................  2,477,889     11.265493       27,914,641       1.18%         97.49%
         Non-tax qualified ...............................  3,263,317     11.265493       36,762,875       1.18%         97.49%
       Van Eck WIT - Worldwide Hard Assets Fund:
        Tax qualified ....................................    716,194     10.495465        7,516,789       1.60%         19.31%
        Non-tax qualified ................................  1,323,974     10.495465       13,895,723       1.60%         19.31%
       Van Kampen LIT -
       Morgan Stanley Real Estate Securities Portfolio:
         Tax qualified ...................................  2,198,091     14.825198       32,587,134       1.36%        (4.73)%
         Non-tax qualified ...............................  1,432,926     14.825198       21,243,412       1.36%        (4.73)%
       Warburg Pincus Trust -
       International Equity Portfolio:
         Tax qualified ...................................  3,168,692     17.499626       55,450,925       1.21%         51.29%
         Non-tax qualified ...............................  5,861,047     17.499626      102,566,130       1.21%         51.29%
       Warburg Pincus Trust -
       Post Venture Capital Portfolio:
         Tax qualified ...................................    776,179     19.229243       14,925,335       0.91%         61.21%
         Non-tax qualified ...............................    874,495     19.229243       16,815,877       0.91%         61.21%


                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
          Warburg Pincus Trust -
          Small Company Growth Portfolio:
            Tax qualified ................................  3,631,606     25.407601        92,270,396      1.05%        66.72%
            Non-tax qualified ............................  5,844,172     25.407601       148,486,390      1.05%        66.72%
                                                            =========     =========
          Reserves for annuity contracts in payout phase:
            Tax qualified ................................                                  4,788,357
            Non-tax qualified ............................                                 12,639,950
                                                                                      ---------------
                                                                                      $23,415,344,916
                                                                                      ===============


       The following is a summary for 1998:

        The BEST OF AMERICA(R) contracts:
          American Century VP -
          American Century VP Balanced:
            Tax qualified ................................  3,311,879    $18.677491   $    61,857,590      1.30%        14.27%
            Non-tax qualified ............................  2,684,128     18.677491        50,132,777      1.30%        14.27%
          American Century VP -
          American Century VP Capital Appreciation:
            Tax qualified ................................  5,691,252     21.832994       124,257,071      1.23%       (3.43)%
            Non-tax qualified ............................  3,199,790     21.832994        69,860,996      1.23%       (3.43)%
          American Century VP -
          American Century VP Income & Growth:
            Tax qualified ................................    851,923     10.825822         9,222,767      1.28%***     12.31%***
            Non-tax qualified ............................  1,195,005     10.825822        12,936,911      1.28%***     12.31%***
          American Century VP -
          American Century VP International:
            Tax qualified ................................  4,804,748     16.121219        77,458,395      1.52%        17.22%
            Non-tax qualified ............................  3,904,415     16.121219        62,943,929      1.52%        17.22%
          American Century VP -
          American Century VP Value:
            Tax qualified ................................  1,289,505     13.057214        16,837,343      1.43%         3.45%
            Non-tax qualified ............................  1,042,979     13.057214        13,618,400      1.43%         3.45%
          American VI Series - Growth Fund:
           Tax qualified .................................    371,663     42.056137        15,630,710      1.27%        33.79%
           Non-tax qualified .............................    368,482     42.056137        15,496,929      1.27%        33.79%
          American VI Series - High-Yield Bond Fund:
           Tax qualified .................................     62,435     25.475118         1,590,539      1.37%       (0.86)%
           Non-tax qualified .............................     38,541     25.475118           981,837      1.37%       (0.86)%
          American VI Series -
          U.S. Government/AAA-Rated Securities Fund:
            Tax qualified ................................    129,959     21.026607         2,732,597      1.28%         6.78%
            Non-tax qualified ............................     81,141     21.026607         1,706,120      1.28%         6.78%
          The Dreyfus Socially Responsible
          Growth Fund, Inc.:
            Tax qualified ................................  3,208,339     27.580026        88,486,073      1.28%        27.70%
            Non-tax qualified ............................  1,734,954     27.580026        47,850,076      1.28%        27.70%
          Dreyfus Stock Index Fund:
            Tax qualified ................................ 16,760,500     27.352140       458,435,542      1.28%        26.55%
            Non-tax qualified ............................ 11,496,653     27.352140       314,458,062      1.28%        26.55%
          Dreyfus VIF - Capital Appreciation Portfolio:
            Tax qualified ................................  3,218,773     13.099410        42,164,027      1.20%        28.53%
            Non-tax qualified ............................  3,158,512     13.099410        41,374,644      1.20%        28.53%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Dreyfus VIF - Growth and Income Portfolio:
        Tax qualified ....................................   1,530,286    12.641927       19,345,764       1.33%        10.36%
        Non-tax qualified ................................   1,010,647    12.641927       12,776,526       1.33%        10.36%
       Fidelity VIP - Equity-Income Portfolio:
        Tax qualified ....................................  23,119,147    39.068090      903,220,916       1.33%        10.18%
        Non-tax qualified ................................  17,190,931    39.068090      671,616,839       1.33%        10.18%
       Fidelity VIP - Growth Portfolio:
        Tax qualified ....................................  17,532,628    64.597153    1,132,557,853       1.25%        37.68%
        Non-tax qualified ................................  11,328,287    64.597153      731,775,089       1.25%        37.68%
       Fidelity VIP - High Income Portfolio:
        Tax qualified ....................................   6,464,105    26.926873      174,058,134       1.37%       (5.57)%
        Non-tax qualified ................................   6,457,997    26.926873      173,893,665       1.37%       (5.57)%
       Fidelity VIP - Overseas Portfolio:
        Tax qualified ....................................  11,283,013    20.307878      229,134,051       1.35%        11.29%
        Non-tax qualified ................................   9,318,467    20.307878      189,238,291       1.35%        11.29%
       Fidelity VIP-II - Asset Manager Portfolio:
        Tax qualified ....................................  18,785,187    27.616728      518,785,400       1.30%        13.56%
        Non-tax qualified ................................  10,977,395    27.616728      303,159,732       1.30%        13.56%
       Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified ....................................  15,609,123    20.836167      325,234,294       1.24%        28.29%
        Non-tax qualified ................................  11,340,649    20.836167      236,295,656       1.24%        28.29%
       Fidelity VIP-III - Growth Opportunities Portfolio:
        Tax qualified ....................................   2,942,745    13.446025       39,568,223       1.41%        23.00%
        Non-tax qualified ................................   2,183,868    13.446025       29,364,344       1.41%        23.00%
       Morgan Stanley -
       Emerging Markets Debt Portfolio:
         Tax qualified ...................................     417,556     6.934889        2,895,705       1.34%      (29.31)%
         Non-tax qualified ...............................     283,779     6.934889        1,967,976       1.34%      (29.31)%
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................   6,725,123    30.616503      205,899,749       1.28%        28.28%
        Non-tax qualified ................................   5,812,770    30.616503      177,966,690       1.28%        28.28%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................   4,202,514    35.250995      148,142,800       1.31%         7.49%
        Non-tax qualified ................................   3,353,428    35.157882      117,899,426       1.31%         7.49%
       Nationwide SAT - Money Market Fund:
        Tax qualified ....................................  10,938,889    23.891623      261,347,812       1.37%         3.90%
        Non-tax qualified ................................  12,513,821    23.891623      298,975,494       1.37%         3.90%
       Nationwide SAT - Small Cap Value Fund:
        Tax qualified ....................................     405,997     8.528787        3,462,662       1.11%***   (21.93)%***
        Non-tax qualified ................................     600,393     8.528787        5,120,624       1.11%***   (21.93)%***
       Nationwide SAT - Small Company Fund:
        Tax qualified ....................................   4,961,782    15.971964       79,249,403       1.27%       (0.30)%
        Non-tax qualified ................................   3,151,728    15.971964       50,339,286       1.27%       (0.30)%
       Nationwide SAT - Total Return Fund:
        Tax qualified ....................................   4,459,090    93.358149      416,292,389       1.33%        16.54%
        Non-tax qualified ................................   3,296,114    90.954119      299,795,145       1.33%        16.54%
       Neuberger & Berman AMT - Growth Portfolio:
        Tax qualified ....................................   4,739,527    43.203987      204,766,463       1.25%        14.03%
        Non-tax qualified ................................   3,535,046    43.203987      152,728,081       1.25%        14.03%


                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Neuberger & Berman AMT - Guardian Portfolio:
        Tax qualified ....................................    928,355      9.282422        8,617,383       1.91%***   (10.70)%***
        Non-tax qualified ................................    782,161      9.282422        7,260,348       1.91%***   (10.70)%***
       Neuberger & Berman AMT -
       Limited Maturity Bond Portfolio:
         Tax qualified ...................................  3,027,892     18.227259       55,190,172       1.34%         3.03%
         Non-tax qualified ...............................  2,828,271     18.227259       51,551,628       1.34%         3.03%
       Neuberger & Berman AMT - Partners Portfolio:
        Tax qualified ....................................  7,610,496     22.992724      174,986,034       1.40%         2.85%
        Non-tax qualified ................................  5,337,515     22.992724      122,724,009       1.40%         2.85%
       Oppenheimer VAF - Bond Fund:
        Tax qualified ....................................  4,366,241     19.729274       86,142,765       1.30%         5.41%
        Non-tax qualified ................................  3,654,118     19.729274       72,093,095       1.30%         5.41%
       Oppenheimer VAF - Global Securities Fund:
        Tax qualified ....................................  9,503,851     18.054116      171,583,628       1.33%        12.62%
        Non-tax qualified ................................  5,697,473     18.054116      102,862,838       1.33%        12.62%
       Oppenheimer VAF - Growth Fund:
        Tax qualified ....................................  1,553,053     12.762568       19,820,945       1.30%        22.39%
        Non-tax qualified ................................  1,122,440     12.762568       14,325,217       1.30%        22.39%
       Oppenheimer VAF - Multiple Strategies Fund:
        Tax qualified ....................................  4,734,705     21.978211      104,060,346       1.33%         5.27%
        Non-tax qualified ................................  3,383,989     21.978211       74,374,024       1.33%         5.27%
       Strong Opportunity Fund II, Inc.:
        Tax qualified .................................... 10,757,453     29.241637      314,565,536       1.34%        12.07%
        Non-tax qualified ................................  6,829,157     29.241637      199,695,730       1.34%        12.07%
       Strong VIF - Strong Discovery Fund II:
        Tax qualified ....................................  3,330,945     18.773240       62,532,630       1.26%         5.87%
        Non-tax qualified ................................  2,561,304     18.773240       48,083,975       1.26%         5.87%
       Strong VIF - Strong International Stock Fund II:
        Tax qualified ....................................  1,115,317      8.937224        9,967,838       1.33%       (6.02)%
        Non-tax qualified ................................    824,150      8.937224        7,365,613       1.33%       (6.02)%
       Van Eck WIT - Worldwide Bond Fund:
        Tax qualified ....................................  1,824,058     16.424717       29,959,636       1.31%        11.29%
        Non-tax qualified ................................  1,736,777     16.424717       28,526,071       1.31%        11.29%
       Van Eck WIT -
       Worldwide Emerging Markets Fund:
         Tax qualified ...................................  1,862,823      5.716175       10,648,222       1.18%      (34.99)%
         Non-tax qualified ...............................  1,394,148      5.716175        7,969,194       1.18%      (34.99)%
       Van Eck WIT - Worldwide Hard Assets Fund:
        Tax qualified ....................................  1,976,563     10.743036       21,234,287       1.27%      (31.87)%
        Non-tax qualified ................................  1,953,375     10.743036       20,985,178       1.27%      (31.87)%
       Van Kampen American Capital LIT -
       Morgan Stanley Real Estate Securities Portfolio:
         Tax qualified ...................................  2,429,141     15.615675       37,932,676       1.24%      (12.77)%
         Non-tax qualified ...............................  2,423,893     15.615675       37,850,725       1.24%      (12.77)%
       Warburg Pincus Trust -
       International Equity Portfolio:
         Tax qualified ...................................  4,923,915     11.608185       57,157,716       1.38%         3.98%
         Non-tax qualified ...............................  3,738,519     11.608185       43,397,420       1.38%         3.98%
       Warburg Pincus Trust -
       Post Venture Capital Portfolio:
         Tax qualified ...................................    531,483     11.952364        6,352,478       1.26%         5.13%
         Non-tax qualified ...............................    448,154     11.952364        5,356,500       1.26%         5.13%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
           Tax qualified ................................   5,715,162     15.294249       87,409,111       1.25%        (4.12)%
           Non-tax qualified ............................   4,595,026     15.294249       70,277,472       1.25%        (4.12)%

       The BEST OF AMERICA(R) Nationwide Insurance
       Enterprise Annuity contracts:
         American Century VP -
         American Century VP Balanced:
           Tax qualified .................................     10,841     15.003357          162,651       0.77%         14.85%
           Non-tax qualified .............................     12,689     15.003357          190,378       0.77%         14.85%
         American Century VP -
         American Century VP Capital Appreciation:
           Tax qualified .................................      6,953      8.734621           60,732       0.75%        (2.94)%
           Non-tax qualified .............................     11,266      8.734621           98,404       0.75%        (2.94)%
         American Century VP -
         American Century VP Income & Growth:
           Tax qualified .................................        109     10.862433            1,184       0.85%***      12.86%***
           Non-tax qualified .............................      2,432     10.862433           26,417       0.85%***      12.86%***
         American Century VP -
         American Century VP International:
           Tax qualified .................................      4,492     16.294485           73,195       0.94%         17.81%
           Non-tax qualified .............................     11,501     16.294485          187,403       0.94%         17.81%
         American Century VP -
         American Century VP Value:
           Tax qualified .................................        997     13.191239           13,152       0.81%          3.97%
           Non-tax qualified .............................     10,800     13.191239          142,465       0.81%          3.97%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
           Tax qualified .................................     12,450     20.314721          252,918       0.81%         28.35%
           Non-tax qualified .............................      8,800     20.314721          178,770       0.81%         28.35%
         Dreyfus Stock Index Fund:
           Tax qualified .................................     73,693     21.564450        1,589,149       0.77%         27.19%
           Non-tax qualified .............................     57,396     21.564450        1,237,713       0.77%         27.19%
         Dreyfus VIF - Capital Appreciation Portfolio:
           Tax qualified .................................      8,555     13.196658          112,897       0.65%         29.18%
           Non-tax qualified .............................     11,092     13.196658          146,377       0.65%         29.18%
         Dreyfus VIF - Growth and Income Portfolio:
           Tax qualified .................................     19,404     12.771671          247,822       0.80%         10.92%
           Non-tax qualified .............................     14,677     12.771671          187,450       0.80%         10.92%
         Fidelity VIP - Equity-Income Portfolio:
           Tax qualified .................................     63,894     17.117556        1,093,709       0.83%         10.73%
           Non-tax qualified .............................     58,459     17.117556        1,000,675       0.83%         10.73%
         Fidelity VIP - Growth Portfolio:
           Tax qualified .................................     67,118     18.598337        1,248,283       0.74%         38.37%
           Non-tax qualified .............................     72,186     18.598337        1,342,540       0.74%         38.37%
         Fidelity VIP - High Income Portfolio:
           Tax qualified .................................     20,159     12.725625          256,536       0.78%        (5.09)%
           Non-tax qualified .............................     29,302     12.725625          372,886       0.78%        (5.09)%
         Fidelity VIP - Overseas Portfolio:
           Tax qualified .................................      1,306     14.574887           19,035       1.06%         11.85%
           Non-tax qualified .............................      3,352     14.574887           48,855       1.06%         11.85%


                                                                           UNIT           CONTRACT                        TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*       RETURN**
                                                           -----------  -----------   ----------------  ----------      ---------
       Fidelity VIP-II - Asset Manager Portfolio:
        Tax qualified ....................................      9,570     16.357953          156,546       0.79%          14.13%
        Non-tax qualified ................................     13,208     16.357953          216,056       0.79%          14.13%
       Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified ....................................     25,061     19.503885          488,787       0.74%          28.94%
        Non-tax qualified ................................     21,809     19.503885          425,360       0.74%          28.94%
       Fidelity VIP-III - Growth Opportunities Portfolio:
        Tax qualified ....................................      5,578     13.545866           75,559       0.75%          23.62%
        Non-tax qualified ................................      9,045     13.545866          122,522       0.75%          23.62%
       Morgan Stanley -
       Emerging Markets Debt Portfolio:
        Tax qualified ....................................         50      6.986517              349       0.78%        (28.95)%
        Non-tax qualified ................................        126      6.986517              880       0.78%        (28.95)%
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................     89,909     23.165130        2,082,754       0.82%          28.93%
        Non-tax qualified ................................     83,268     23.165130        1,928,914       0.82%          28.93%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................     38,202     12.382040          473,019       0.64%           8.04%
        Non-tax qualified ................................     35,508     12.382040          439,661       0.64%           8.04%
       Nationwide SAT - Money Market Fund:
        Tax qualified ....................................     47,932     11.457526          549,182       0.77%           4.43%
        Non-tax qualified ................................     57,997     11.457526          664,502       0.77%           4.43%
       Nationwide SAT - Small Cap Value Fund:
        Tax qualified ....................................        672      8.557673            5,751       0.85%***     (21.50)%***
        Non-tax qualified ................................      1,602      8.557673           13,709       0.85%***     (21.50)%***
       Nationwide SAT - Small Company Fund:
        Tax qualified ....................................     21,106     16.217601          342,289       0.77%           0.20%
        Non-tax qualified ................................     32,785     16.217601          531,694       0.77%           0.20%
       Nationwide SAT - Total Return Fund:
        Tax qualified ....................................    175,958     19.086420        3,358,408       0.80%          17.13%
        Non-tax qualified ................................    165,625     19.086420        3,161,188       0.80%          17.13%
       Neuberger & Berman AMT - Growth Portfolio:
        Tax qualified ....................................      8,454     15.832511          133,848       0.73%          14.60%
        Non-tax qualified ................................     13,157     15.832511          208,308       0.73%          14.60%
       Neuberger & Berman AMT - Guardian Portfolio:
        Tax qualified ....................................      1,169      9.313837           10,888       0.83%***     (10.23)%***
        Non-tax qualified ................................     10,424      9.313837           97,087       0.83%***     (10.23)%***
       Neuberger & Berman AMT -
       Limited Maturity Bond Portfolio:
        Tax qualified ....................................      2,556     11.550378           29,523       0.81%           3.56%
        Non-tax qualified ................................      6,843     11.550378           79,039       0.81%           3.56%
       Neuberger & Berman AMT - Partners Portfolio:
        Tax qualified ....................................     27,924     18.285622          510,608       0.91%           3.38%
        Non-tax qualified ................................     25,730     18.285622          470,489       0.91%           3.38%
       Oppenheimer VAF - Bond Fund:
        Tax qualified ....................................     17,438     12.279322          214,127       0.70%           5.95%
        Non-tax qualified ................................     19,590     12.279322          240,552       0.70%           5.95%
       Oppenheimer VAF - Global Securities Fund:
        Tax qualified ....................................      7,037     16.204214          114,029       0.81%          13.19%
        Non-tax qualified ................................      5,896     16.204214           95,540       0.81%          13.19%
       Oppenheimer VAF - Growth Fund:
        Tax qualified ....................................      7,443     12.857366           95,697       1.03%          23.01%
        Non-tax qualified ................................      2,581     12.857366           33,185       1.03%          23.01%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
         Oppenheimer VAF - Multiple Strategies Fund:
           Tax qualified .................................     14,316     14.521876          207,895       0.75%         5.80%
           Non-tax qualified .............................     16,138     14.521876          234,354       0.75%         5.80%
         Strong Opportunity Fund II, Inc.:
           Tax qualified .................................     19,114     17.394278          332,474       0.91%        12.63%
           Non-tax qualified .............................     19,791     17.394278          344,250       0.91%        12.63%
         Strong VIF - Strong Discovery Fund II:
           Tax qualified .................................        756     12.307345            9,304       0.70%         6.40%
           Non-tax qualified .............................      3,184     12.307345           39,187       0.70%         6.40%
         Strong VIF - Strong International Stock Fund II:
           Tax qualified .................................      3,271      9.029694           29,536       0.79%       (5.54)%
           Non-tax qualified .............................        704      9.029694            6,357       0.79%       (5.54)%
         Van Eck WIT - Worldwide Bond Fund:
           Tax qualified .................................      1,169     11.685439           13,660       1.06%        11.85%
           Non-tax qualified .............................      1,060     11.685439           12,387       1.06%        11.85%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
           Tax qualified .................................      6,729      5.774938           38,860       0.69%      (34.66)%
           Non-tax qualified .............................      4,464      5.774938           25,779       0.69%      (34.66)%
         Van Eck WIT - Worldwide Hard Assets Fund:
           Tax qualified .................................      1,662      8.651833           14,379       0.79%      (31.52)%
           Non-tax qualified .............................      9,030      8.651833           78,126       0.79%      (31.52)%
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate Securities Portfolio:
           Tax qualified .................................      5,144     15.607765           80,286       0.73%      (12.33)%
           Non-tax qualified .............................     11,844     15.607765          184,858       0.73%      (12.33)%
         Warburg Pincus Trust -
         International Equity Portfolio:
           Tax qualified .................................      3,803     11.456500           43,569       0.86%         4.50%
           Non-tax qualified .............................      3,149     11.456500           36,077       0.86%         4.50%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
           Tax qualified .................................        411     12.075066            4,963       0.91%         5.66%
           Non-tax qualified .............................      3,383     12.075066           40,850       0.91%         5.66%
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
           Tax qualified .................................     11,973     13.935312          166,847       0.78%       (3.63)%
           Non-tax qualified .............................     24,274     13.935312          338,266       0.78%       (3.63)%

       The BEST OF AMERICA(R)
       America's Vision Annuity(SM) contracts:
         American Century VP -
         American Century VP Balanced:
           Tax qualified .................................  2,324,877     17.180551       39,942,668       1.40%        14.15%
           Non-tax qualified .............................  3,259,024     17.180551       55,991,828       1.40%        14.15%
         American Century VP -
         American Century VP Capital Appreciation:
           Tax qualified .................................  2,096,618     11.105046       23,283,039       1.31%       (3.53)%
           Non-tax qualified .............................  2,997,998     11.105046       33,292,906       1.31%       (3.53)%
         American Century VP -
         American Century VP Income & Growth:
           Tax qualified .................................    660,409     10.818483        7,144,624       1.44%***     12.20%***
           Non-tax qualified .............................    867,235     10.818483        9,382,167       1.44%***     12.20%***


                                                                           UNIT           CONTRACT                        TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*       RETURN**
                                                           -----------  -----------   ----------------  ----------      ---------
       American Century VP -
       American Century VP International:
        Tax qualified ....................................    3,867,971    16.049229       62,077,952       1.60%        17.10%
        Non-tax qualified ................................    5,549,022    16.049229       89,057,525       1.60%        17.10%
       American Century VP -
       American Century VP Value:
        Tax qualified ....................................    1,368,433    13.030493       17,831,357       1.53%         3.34%
        Non-tax qualified ................................    1,555,893    13.030493       20,274,053       1.53%         3.34%
       The Dreyfus Socially Responsible
       Growth Fund, Inc.:
        Tax qualified ....................................    2,233,140    25.996040       58,052,797       1.31%        27.57%
        Non-tax qualified ................................    2,713,732    25.996040       70,546,286       1.31%        27.57%
       Dreyfus Stock Index Fund:
        Tax qualified ....................................   14,729,959    27.128900      399,607,585       1.39%        26.42%
        Non-tax qualified ................................   20,136,222    27.128900      546,273,553       1.39%        26.42%
       Dreyfus VIF - Capital Appreciation Portfolio:
        Tax qualified ....................................    2,552,942    13.079978       33,392,425       1.27%        28.40%
        Non-tax qualified ................................    3,823,437    13.079978       50,010,472       1.27%        28.40%
       Dreyfus VIF - Growth and Income Portfolio:
        Tax qualified ....................................    1,631,617    12.616052       20,584,565       1.45%        10.25%
        Non-tax qualified ................................    2,166,223    12.616052       27,329,182       1.45%        10.25%
       Fidelity VIP - Equity-Income Portfolio:
        Tax qualified ....................................   21,218,396    22.453988      476,437,609       1.44%        10.07%
        Non-tax qualified ................................   29,521,717    22.453988      662,880,279       1.44%        10.07%
       Fidelity VIP - Growth Portfolio:
        Tax qualified ....................................   14,762,454    25.487577      376,259,183       1.34%        37.54%
        Non-tax qualified ................................   20,736,972    25.487577      528,535,171       1.34%        37.54%
       Fidelity VIP - High Income Portfolio:
        Tax qualified ....................................   10,344,737    14.405141      149,017,395       1.49%       (5.67)%
        Non-tax qualified ................................   16,093,648    14.405141      231,831,269       1.49%       (5.67)%
       Fidelity VIP - Overseas Portfolio:
        Tax qualified ....................................    4,021,152    15.553060       62,541,218       1.46%        11.17%
        Non-tax qualified ................................    6,251,077    15.553060       97,223,376       1.46%        11.17%
       Fidelity VIP-II - Asset Manager Portfolio:
        Tax qualified ....................................    8,121,780    16.832250      136,707,831       1.42%        13.44%
        Non-tax qualified ................................   10,607,282    16.832250      178,544,422       1.42%        13.44%
       Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified ....................................   13,726,215    20.762500      284,990,539       1.33%        28.16%
        Non-tax qualified ................................   18,136,001    20.762500      376,548,721       1.33%        28.16%
       Fidelity VIP-III - Growth Opportunities Portfolio:
        Tax qualified ....................................    2,717,672    13.426082       36,487,687       1.43%        22.87%
        Non-tax qualified ................................    3,950,006    13.426082       53,033,104       1.43%        22.87%
       Morgan Stanley -
       Emerging Markets Debt Portfolio:
        Tax qualified ....................................      168,941     6.924574        1,169,844       1.54%      (29.38)%
        Non-tax qualified ................................      389,490     6.924574        2,697,052       1.54%      (29.38)%
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................    4,940,669    27.075632      133,771,736       1.36%        28.15%
        Non-tax qualified ................................    6,517,824    27.075632      176,474,204       1.36%        28.15%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................    5,568,798    13.264325       73,866,347       1.38%         7.38%
        Non-tax qualified ................................    7,612,211    13.264325      100,970,841       1.38%         7.38%



                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Nationwide SAT - Money Market Fund:
        Tax qualified ....................................  14,205,644    11.927856      169,442,876       1.57%          3.80%
        Non-tax qualified ................................  20,133,168    11.927856      240,145,529       1.57%          3.80%
       Nationwide SAT - Small Cap Value Fund:
        Tax qualified ....................................     192,359     8.523007        1,639,477       1.39%***    (22.02)%***
        Non-tax qualified ................................     397,547     8.523007        3,388,296       1.39%***    (22.02)%***
       Nationwide SAT - Small Company Fund:
        Tax qualified ....................................   4,237,223    15.920417       67,458,357       1.36%        (0.40)%
        Non-tax qualified ................................   5,235,907    15.920417       83,357,823       1.36%        (0.40)%
       Nationwide SAT - Total Return Fund:
        Tax qualified ....................................  10,125,826    22.849095      231,365,960       1.45%         16.42%
        Non-tax qualified ................................  12,095,557    22.849095      276,372,531       1.45%         16.42%
       Neuberger & Berman AMT - Growth Portfolio:
        Tax qualified ....................................   2,485,942    19.155589       47,619,683       1.32%         13.91%
        Non-tax qualified ................................   4,103,790    19.155589       78,610,515       1.32%         13.91%
       Neuberger & Berman AMT - Guardian Portfolio:
        Tax qualified ....................................   1,202,225     9.276124       11,151,988       1.61%***    (10.79)%***
        Non-tax qualified ................................   1,155,905     9.276124       10,722,318       1.61%***    (10.79)%***
       Neuberger & Berman AMT -
       Limited Maturity Bond Portfolio:
        Tax qualified ....................................   2,286,137    12.016412       27,471,164       1.41%          2.93%
        Non-tax qualified ................................   3,686,363    12.016412       44,296,857       1.41%          2.93%
       Neuberger & Berman AMT - Partners Portfolio:
        Tax qualified ....................................   6,708,322    22.890094      153,554,121       1.48%          2.75%
        Non-tax qualified ................................   9,288,228    22.890094      212,608,412       1.48%          2.75%
       Oppenheimer VAF - Bond Fund:
        Tax qualified ....................................   5,838,014    13.161293       76,835,813       1.40%          5.31%
        Non-tax qualified ................................   7,806,181    13.161293      102,739,435       1.40%          5.31%
       Oppenheimer VAF - Global Securities Fund:
        Tax qualified ....................................   7,043,429    16.529444      116,423,965       1.43%         12.51%
        Non-tax qualified ................................   9,123,582    16.529444      150,807,738       1.43%         12.51%
       Oppenheimer VAF - Growth Fund:
        Tax qualified ....................................     959,141    12.743636       12,222,944       1.29%         22.27%
        Non-tax qualified ................................   1,331,146    12.743636       16,963,640       1.29%         22.27%
       Oppenheimer VAF - Multiple Strategies Fund:
        Tax qualified ....................................   4,320,161    16.281980       70,340,775       1.46%          5.16%
        Non-tax qualified ................................   5,100,007    16.281980       83,038,212       1.46%          5.16%
       Strong Opportunity Fund II, Inc.:
        Tax qualified ....................................   5,406,908    21.434632      115,895,083       1.45%         11.95%
        Non-tax qualified ................................   7,229,174    21.434632      154,954,684       1.45%         11.95%
       Strong VIF - Strong Discovery Fund II:
        Tax qualified ....................................   1,694,881    15.507147       26,282,769       1.35%          5.76%
        Non-tax qualified ................................   2,442,361    15.507147       37,874,051       1.35%          5.76%
       Strong VIF - Strong International Stock Fund II:
        Tax qualified ....................................     905,955     8.908351        8,070,565       1.47%        (6.11)%
        Non-tax qualified ................................   1,324,589     8.908351       11,799,904       1.47%        (6.11)%
       Van Eck WIT - Worldwide Bond Fund:
        Tax qualified ....................................   1,351,072    13.016609       17,586,376       1.47%         11.18%
        Non-tax qualified ................................   1,789,762    13.016609       23,296,632       1.47%         11.18%


                                                                           UNIT           CONTRACT                        TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*       RETURN**
                                                           -----------  -----------   ----------------  ----------      ---------
          Van Eck WIT -
          Worldwide Emerging Markets Fund:
            Tax qualified ................................  1,171,528      5.704452        6,682,925       1.29%        (35.05)%
            Non-tax qualified ............................  1,694,210      5.704452        9,664,540       1.29%        (35.05)%
          Van Eck WIT - Worldwide Hard Assets Fund:
            Tax qualified ................................    870,452      8.796887        7,657,268       1.36%        (31.94)%
            Non-tax qualified ............................  1,571,084      8.796887       13,820,648       1.36%        (31.94)%
          Van Kampen American Capital LIT -
          Morgan Stanley Real Estate Securities Portfolio:
            Tax qualified ................................  3,044,098     15.560452       47,367,541       1.40%        (12.86)%
            Non-tax qualified ............................  2,317,641     15.560452       36,063,542       1.40%        (12.86)%
          Warburg Pincus Trust -
          International Equity Portfolio:
            Tax qualified ................................  4,110,213     11.567145       47,543,430       1.45%           3.87%
            Non-tax qualified ............................  6,861,319     11.567145       79,365,872       1.45%           3.87%
          Warburg Pincus Trust -
          Post Venture Capital Portfolio:
            Tax qualified ................................    416,468     11.927880        4,967,580       1.43%           5.02%
            Non-tax qualified ............................    458,029     11.927880        5,463,315       1.43%           5.02%
          Warburg Pincus Trust -
          Small Company Growth Portfolio:
            Tax qualified ................................  4,139,966     15.240137       63,093,649       1.36%         (4.21)%
            Non-tax qualified ............................  6,531,391     15.240137       99,539,294       1.36%         (4.21)%
                                                           ==========     =========
          Reserves for annuity contracts in payout phase:
            Tax qualified ................................                                 3,839,879
            Non-tax qualified ............................                                 9,491,453
                                                                                     ---------------
                                                                                     $20,672,674,408
                                                                                     ===============


       The following is a summary for 1997:

        The BEST OF AMERICA(R) contracts:
          American Century VP -
          American Century VP Balanced:
            Tax qualified ................................  3,321,528    $16.345418  $    54,291,764       1.33%        14.30%
            Non-tax qualified ............................  2,535,285     16.345418       41,440,293       1.33%        14.30%
          American Century VP -
          American Century VP Capital Appreciation:
            Tax qualified ................................  7,405,239     22.608168      167,418,887       1.27%       (4.52)%
            Non-tax qualified ............................  4,340,405     22.608168       98,128,605       1.27%       (4.52)%
          American Century VP -
          American Century VP International:
            Tax qualified ................................  3,513,167     13.753336       48,317,766       1.52%        17.09%
            Non-tax qualified ............................  2,814,767     13.753336       38,712,436       1.52%        17.09%
          American Century VP -
          American Century VP Value:
            Tax qualified ................................  1,153,698     12.621843       14,561,795       1.56%        24.44%
            Non-tax qualified ............................  1,177,685     12.621843       14,864,555       1.56%        24.44%
          American VI Series - Growth Fund:
            Tax qualified ................................    425,839     31.433956       13,385,804       1.32%        28.41%
            Non-tax qualified ............................    417,659     31.433956       13,128,675       1.32%        28.41%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                             UNIT           CONTRACT                      TOTAL
                                                                UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                             -----------  ----------     --------------    ----------    ---------
       American VI Series - High-Yield Bond Fund:
        Tax qualified ....................................      79,449     25.696356        2,041,550       1.25%        10.95%
        Non-tax qualified ................................      44,445     25.696356        1,142,075       1.25%        10.95%
       American VI Series -
       U.S. Government/AAA-Rated Securities Fund:
        Tax qualified ....................................     146,543     19.690955        2,885,572       1.29%         7.04%
        Non-tax qualified ................................     111,728     19.690955        2,200,031       1.29%         7.04%
       The Dreyfus Socially Responsible
       Growth Fund, Inc.:
        Tax qualified ....................................   2,568,412     21.597400       55,471,021       1.36%        26.77%
        Non-tax qualified ................................   1,595,569     21.597400       34,460,142       1.36%        26.77%
       Dreyfus Stock Index Fund:
        Tax qualified ....................................  12,220,119     21.614298      264,129,294       1.40%        31.23%
        Non-tax qualified ................................   9,791,828     21.614298      211,643,488       1.40%        31.23%
       Dreyfus VIF - Capital Appreciation Portfolio:
        Tax qualified ....................................     160,444     10.192063        1,635,255       1.45%***      4.10%***
        Non-tax qualified ................................     195,833     10.192063        1,995,942       1.45%***      4.10%***
       Dreyfus VIF - Growth and Income Portfolio:
        Tax qualified ....................................     948,045     11.455116       10,859,965       1.43%        14.70%
        Non-tax qualified ................................     850,450     11.455116        9,742,003       1.43%        14.70%
       Fidelity VIP - Equity-Income Portfolio:
        Tax qualified ....................................  23,984,214     35.459509      850,468,452       1.32%        26.44%
        Non-tax qualified ................................  19,527,927     35.459509      692,450,703       1.32%        26.44%
       Fidelity VIP - Growth Portfolio:
        Tax qualified ....................................  17,382,123     46.918894      815,549,987       1.31%        21.88%
        Non-tax qualified ................................  11,857,821     46.918894      556,355,847       1.31%        21.88%
       Fidelity VIP - High Income Portfolio:
        Tax qualified ....................................   6,886,178     28.515871      196,365,364       1.26%        16.14%
        Non-tax qualified ................................   8,097,358     28.515871      230,903,216       1.26%        16.14%
       Fidelity VIP - Overseas Portfolio:
        Tax qualified ....................................  12,793,113     18.248482      233,454,892       1.37%        10.11%
        Non-tax qualified ................................  11,023,038     18.248482      201,153,711       1.37%        10.11%
       Fidelity VIP-II - Asset Manager Portfolio:
        Tax qualified ....................................  20,417,818     24.319958      496,560,476       1.31%        19.08%
        Non-tax qualified ................................  12,420,418     24.319958      302,064,044       1.31%        19.08%
       Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified ....................................  13,856,940     16.241378      225,055,800       1.33%        22.53%
        Non-tax qualified ................................  11,315,346     16.241378      183,776,812       1.33%        22.53%
       Fidelity VIP-III - Growth Opportunities Portfolio:
        Tax qualified ....................................     946,688     10.932125       10,349,312       1.31%***     19.91%***
        Non-tax qualified ................................     861,112     10.932125        9,413,784       1.31%***     19.91%***
       Morgan Stanley -
       Emerging Markets Debt Portfolio:
         Tax qualified ...................................     172,203      9.810487        1,689,395       1.69%***    (4.05)%***
         Non-tax qualified ...............................     222,098      9.810487        2,178,890       1.69%***    (4.05)%***
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................   3,948,978     23.867569       94,252,505       1.32%        32.75%
        Non-tax qualified ................................   4,139,623     23.867569       98,802,738       1.32%        32.75%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................   3,575,004     32.793820      117,238,038       1.24%         8.24%
        Non-tax qualified ................................   2,848,085     32.707206       93,152,903       1.24%         8.24%



                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Nationwide SAT - Money Market Fund:
        Tax qualified ....................................  10,935,137    22.994005      251,442,595       1.39%         3.89%
        Non-tax qualified ................................  11,155,103    22.994005      256,500,494       1.39%         3.89%
       Nationwide SAT - Small Company Fund:
        Tax qualified ....................................   4,812,645    16.020642       77,101,663       1.28%        15.82%
        Non-tax qualified ................................   3,793,288    16.020642       60,770,909       1.28%        15.82%
       Nationwide SAT - Total Return Fund:
        Tax qualified ....................................   4,368,093    80.108117      349,919,705       1.33%        27.75%
        Non-tax qualified ................................   3,538,356    78.045294      276,152,034       1.33%        27.75%
       Neuberger & Berman AMT - Growth Portfolio:
        Tax qualified ....................................   5,338,769    37.889922      202,285,541       1.33%        27.33%
        Non-tax qualified ................................   4,164,923    37.889922      157,808,608       1.33%        27.33%
       Neuberger & Berman AMT -
       Limited Maturity Bond Portfolio:
        Tax qualified ....................................   3,398,882    17.690564       60,128,140       1.29%         5.35%
        Non-tax qualified ................................   2,928,007    17.690564       51,798,095       1.29%         5.35%
       Neuberger & Berman AMT - Partners Portfolio:
        Tax qualified ....................................   7,980,031    22.354609      178,390,473       1.36%        29.55%
        Non-tax qualified ................................   7,769,569    22.354609      173,685,677       1.36%        29.55%
       Oppenheimer VAF - Bond Fund:
        Tax qualified ....................................   4,076,992    18.715948       76,304,770       1.24%         7.83%
        Non-tax qualified ................................   3,420,959    18.715948       64,026,491       1.24%         7.83%
       Oppenheimer VAF - Global Securities Fund:
        Tax qualified ....................................   9,603,574    16.030693      153,951,946       1.39%        20.83%
        Non-tax qualified ................................   6,175,581    16.030693       98,998,843       1.39%        20.83%
       Oppenheimer VAF - Growth Fund:
        Tax qualified ....................................     465,695    10.427884        4,856,213       1.27%***      9.14%***
        Non-tax qualified ................................     330,322    10.427884        3,444,559       1.27%***      9.14%***
       Oppenheimer VAF - Multiple Strategies Fund:
        Tax qualified ....................................   5,140,468    20.878401      107,324,752       1.31%        15.70%
        Non-tax qualified ................................   4,005,875    20.878401       83,636,265       1.31%        15.70%
       Strong Opportunity Fund II, Inc.:
        Tax qualified ....................................  11,262,847    26.092982      293,881,264       1.29%        23.82%
        Non-tax qualified ................................   7,827,155    26.092982      204,233,815       1.29%        23.82%
       Strong VIF - Strong Discovery Fund II:
        Tax qualified ....................................   3,782,422    17.733129       67,074,177       1.26%         9.94%
        Non-tax qualified ................................   3,017,702    17.733129       53,513,299       1.26%         9.94%
       Strong VIF - Strong International Stock Fund II:
        Tax qualified ....................................   1,303,896     9.509278       12,399,110       1.46%      (14.64)%
        Non-tax qualified ................................   1,020,345     9.509278        9,702,744       1.46%      (14.64)%
       Van Eck WIT - Worldwide Bond Fund:
        Tax qualified ....................................   2,104,195    14.758566       31,054,901       1.26%         1.06%
        Non-tax qualified ................................   2,016,599    14.758566       29,762,109       1.26%         1.06%
       Van Eck WIT -
       Worldwide Emerging Markets Fund:
        Tax qualified ....................................   2,421,738     8.792462       21,293,039       1.65%      (12.75)%
        Non-tax qualified ................................   2,018,746     8.792462       17,749,747       1.65%      (12.75)%
       Van Eck WIT - Worldwide Hard Assets Fund:
        Tax qualified ....................................   2,616,530    15.767781       41,256,872       1.38%       (2.96)%
        Non-tax qualified ................................   2,702,266    15.767781       42,608,738       1.38%       (2.96)%



                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                             UNIT           CONTRACT                    TOTAL
                                                              UNITS       FAIR VALUE    OWNERS' EQUITY  EXPENSES*      RETURN**
                                                           ----------    -----------    --------------  ----------    ---------
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate Securities Portfolio:
           Tax qualified .................................  3,539,264     17.901858       63,359,402       1.31%         19.89%
           Non-tax qualified .............................  4,040,440     17.901858       72,331,383       1.31%         19.89%
         Warburg Pincus Trust -
         International Equity Portfolio:
           Tax qualified .................................  5,900,906     11.164048       65,877,998       1.49%        (3.53)%
           Non-tax qualified .............................  5,196,387     11.164048       58,012,714       1.49%        (3.53)%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
           Tax qualified .................................    391,358     11.369600        4,449,584       1.61%         11.86%
           Non-tax qualified .............................    316,378     11.369600        3,597,091       1.61%         11.86%
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
           Tax qualified .................................  6,148,609     15.950665       98,074,402       1.27%         14.15%
           Non-tax qualified .............................  5,532,845     15.950665       88,252,557       1.27%         14.15%

       The BEST OF AMERICA(R) Nationwide Insurance
       Enterprise Annuity contracts:
         American Century VP -
         American Century VP Balanced:
           Tax qualified .................................      7,706     13.063915          100,671       0.76%         14.88%
           Non-tax qualified .............................      5,382     13.063915           70,310       0.76%         14.88%
         American Century VP -
         American Century VP Capital Appreciation:
           Tax qualified .................................      7,635      8.999141           68,708       0.95%        (4.03)%
           Non-tax qualified .............................     11,715      8.999141          105,425       0.95%        (4.03)%
         American Century VP -
         American Century VP International:
           Tax qualified .................................      1,575     13.831167           21,784       0.82%         17.69%
           Non-tax qualified .............................     10,967     13.831167          151,686       0.82%         17.69%
         American Century VP -
         American Century VP Value:
           Tax qualified .................................        439     12.687119            5,570       0.83%         25.07%
           Non-tax qualified .............................     10,139     12.687119          128,635       0.83%         25.07%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
           Tax qualified .................................      6,260     15.827982           99,083       0.79%         27.41%
           Non-tax qualified .............................      9,564     15.827982          151,379       0.79%         27.41%
         Dreyfus Stock Index Fund:
           Tax qualified .................................     52,598     16.954928          891,795       0.82%         31.89%
           Non-tax qualified .............................     46,692     16.954928          791,659       0.82%         31.89%
         Dreyfus VIF - Capital Appreciation Portfolio:
           Tax qualified .................................        436     10.216047            4,454       0.72%***       4.61%***
           Non-tax qualified .............................        445     10.216047            4,546       0.72%***       4.61%***
         Dreyfus VIF - Growth and Income Portfolio:
           Tax qualified .................................     21,624     11.514380          248,987       0.54%         15.28%
           Non-tax qualified .............................     13,972     11.514380          160,879       0.54%         15.28%
         Fidelity VIP - Equity-Income Portfolio:
           Tax qualified .................................     53,201     15.458195          822,391       0.79%         27.08%
           Non-tax qualified .............................     47,182     15.458195          729,349       0.79%         27.08%


                                                                            UNIT           CONTRACT                      TOTAL
                                                                UNITS    FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                             ----------- -----------   ----------------  ----------    ---------
       Fidelity VIP - Growth Portfolio:
        Tax qualified ....................................     51,572      13.440547         693,156       0.79%        22.49%
        Non-tax qualified ................................     43,269      13.440547         581,559       0.79%        22.49%
       Fidelity VIP - High Income Portfolio:
        Tax qualified ....................................     21,865      13.408646         293,180       0.73%        16.73%
        Non-tax qualified ................................     28,876      13.408646         387,188       0.73%        16.73%
       Fidelity VIP - Overseas Portfolio:
        Tax qualified ....................................        859      13.030895          11,194       0.79%        10.66%
        Non-tax qualified ................................      5,016      13.030895          65,363       0.79%        10.66%
       Fidelity VIP-II - Asset Manager Portfolio:
        Tax qualified ....................................      8,799      14.332657         126,113       0.73%        19.69%
        Non-tax qualified ................................      7,737      14.332657         110,892       0.73%        19.69%
       Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified ....................................     22,202      15.126324         335,835       0.78%        23.15%
        Non-tax qualified ................................     21,146      15.126324         319,861       0.78%        23.15%
       Fidelity VIP-III - Growth Opportunities Portfolio:
        Tax qualified ....................................      1,128      10.957842          12,360       0.90%***     20.46%***
        Non-tax qualified ................................      7,174      10.957842          78,612       0.90%***     20.46%***
       Morgan Stanley -
       Emerging Markets Debt Portfolio:
        Tax qualified ....................................      2,014       9.833594          19,805       0.69%***    (3.55)%***
        Non-tax qualified ................................      1,055       9.833594          10,374       0.69%***    (3.55)%***
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................     41,342      17.967816         742,825       0.81%        33.42%
        Non-tax qualified ................................     30,233      17.967816         543,221       0.81%        33.42%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................     12,756      11.460915         146,195       0.62%         8.79%
        Non-tax qualified ................................     20,611      11.460915         236,221       0.62%         8.79%
       Nationwide SAT - Money Market Fund:
        Tax qualified ....................................     39,718      10.971484         435,765       1.05%         4.42%
        Non-tax qualified ................................     33,925      10.971484         372,208       1.05%         4.42%
       Nationwide SAT - Small Company Fund:
        Tax qualified ....................................     28,143      16.185025         455,495       0.82%        16.41%
        Non-tax qualified ................................     53,457      16.185025         865,203       0.82%        16.41%
       Nationwide SAT - Total Return Fund:
        Tax qualified ....................................    154,636      16.295055       2,519,802       0.81%        28.40%
        Non-tax qualified ................................    127,059      16.295055       2,070,433       0.81%        28.40%
       Neuberger & Berman AMT - Growth Portfolio:
        Tax qualified ....................................     12,673      13.815173         175,080       0.77%        27.97%
        Non-tax qualified ................................     12,764      13.815173         176,337       0.77%        27.97%
       Neuberger & Berman AMT -
       Limited Maturity Bond Portfolio:
        Tax qualified ....................................      6,757      11.153775          75,366       0.68%         5.89%
        Non-tax qualified ................................      4,478      11.153775          49,947       0.68%         5.89%
       Neuberger & Berman AMT - Partners Portfolio:
        Tax qualified ....................................     28,536      17.688563         504,761       0.81%        30.20%
        Non-tax qualified ................................     35,613      17.688563         629,943       0.81%        30.20%
       Oppenheimer VAF - Bond Fund:
        Tax qualified ....................................      9,333      11.589929         108,169       0.69%         8.38%
        Non-tax qualified ................................      5,291      11.589929          61,322       0.69%         8.38%
       Oppenheimer VAF - Global Securities Fund:
        Tax qualified ....................................      6,749      14.315651          96,616       0.75%        21.45%
        Non-tax qualified ................................      8,609      14.315651         123,243       0.75%        21.45%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
        Oppenheimer VAF - Growth Fund:
          Tax qualified ..................................      1,122     10.452434           11,728       0.73%***        9.66%***
          Non-tax qualified ..............................        153     10.452434            1,599       0.73%***        9.66%***
         Oppenheimer VAF - Multiple Strategies Fund:
          Tax qualified ..................................     14,345     13.725672          196,895       0.70%          16.28%
          Non-tax qualified ..............................      9,530     13.725672          130,806       0.70%          16.28%
         Strong Opportunity Fund II, Inc.:
          Tax qualified ..................................     19,338     15.443112          298,639       0.79%          24.45%
          Non-tax qualified ..............................     14,422     15.443112          222,721       0.79%          24.45%
         Strong VIF - Strong Discovery Fund II:
          Tax qualified ..................................      1,366     11.566866           15,800       0.70%          10.50%
          Non-tax qualified ..............................      6,228     11.566866           72,038       0.70%          10.50%
         Strong VIF - Strong International Stock Fund II:
          Tax qualified ..................................      3,580      9.559256           34,222       0.93%        (14.21)%
          Non-tax qualified ..............................      1,291      9.559256           12,341       0.93%        (14.21)%
         Van Eck WIT - Worldwide Bond Fund:
          Tax qualified ..................................        637     10.447140            6,655       0.99%           1.57%
          Non-tax qualified ..............................      1,016     10.447140           10,614       0.99%           1.57%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
          Tax qualified ..................................     10,818      8.838016           95,610       1.04%        (12.31)%
          Non-tax qualified ..............................      5,579      8.838016           49,307       1.04%        (12.31)%
         Van Eck WIT - Worldwide Hard Assets Fund:
          Tax qualified ..................................      1,428     12.634338           18,042       0.82%         (2.46)%
          Non-tax qualified ..............................      9,072     12.634338          114,619       0.82%         (2.46)%
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate Securities Portfolio:
          Tax qualified ..................................      6,274     17.802527          111,693       0.77%          20.50%
          Non-tax qualified ..............................     16,279     17.802527          289,807       0.77%          20.50%
         Warburg Pincus Trust -
         International Equity Portfolio:
          Tax qualified ..................................      9,899     10.962668          108,519       0.89%         (3.04)%
          Non-tax qualified ..............................      7,315     10.962668           80,192       0.89%         (3.04)%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
          Tax qualified ..................................        774     11.428435            8,846       1.02%          12.43%
          Non-tax qualified ..............................      2,554     11.428435           29,188       1.02%          12.43%
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
          Tax qualified ..................................     14,575     14.460130          210,756       0.76%          14.72%
          Non-tax qualified ..............................     23,748     14.460130          343,399       0.76%          14.72%

       The BEST OF AMERICA(R)
       America's Vision Annuity(SM) contracts:
         American Century VP -
         American Century VP Balanced:
          Tax qualified ..................................  2,000,046     15.050621       30,101,934       1.45%          14.19%
          Non-tax qualified ..............................  2,838,431     15.050621       42,720,149       1.45%          14.19%
         American Century VP -
         American Century VP Capital Appreciation:
          Tax qualified ..................................  2,614,244     11.511011       30,092,591       1.40%         (4.61)%
          Non-tax qualified ..............................  3,809,872     11.511011       43,855,479       1.40%         (4.61)%

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       American Century VP -
       American Century VP International:
        Tax qualified ....................................   2,815,042    13.705793       38,582,383       1.57%        16.97%
        Non-tax qualified ................................   4,053,845    13.705793       55,561,160       1.57%        16.97%
       American Century VP -
       American Century VP Value:
        Tax qualified ....................................   1,430,623    12.608786       18,038,419       1.17%        24.32%
        Non-tax qualified ................................   1,650,353    12.608786       20,808,948       1.17%        24.32%
       The Dreyfus Socially Responsible
       Growth Fund, Inc.:
        Tax qualified ....................................   1,955,501    20.377644       39,848,503       1.33%        26.64%
        Non-tax qualified ................................   2,524,371    20.377644       51,440,734       1.33%        26.64%
       Dreyfus Stock Index Fund:
        Tax qualified ....................................  11,980,808    21.459607      257,103,431       1.45%        31.10%
        Non-tax qualified ................................  16,840,871    21.459607      361,398,473       1.45%        31.10%
       Dreyfus VIF - Capital Appreciation Portfolio:
        Tax qualified ....................................     282,102    10.187254        2,873,845       1.63%***      4.00%***
        Non-tax qualified ................................     346,889    10.187254        3,533,846       1.63%***      4.00%***
       Dreyfus VIF - Growth and Income Portfolio:
        Tax qualified ....................................   1,288,755    11.443262       14,747,561       1.37%        14.58%
        Non-tax qualified ................................   1,736,408    11.443262       19,870,172       1.37%        14.58%
       Fidelity VIP - Equity-Income Portfolio:
        Tax qualified ....................................  21,713,028    20.400657      442,960,037       1.41%        26.32%
        Non-tax qualified ................................  29,805,895    20.400657      608,059,840       1.41%        26.32%
       Fidelity VIP - Growth Portfolio:
        Tax qualified ....................................  13,935,642    18.531166      258,243,695       1.42%        21.75%
        Non-tax qualified ................................  19,539,694    18.531166      362,093,313       1.42%        21.75%
       Fidelity VIP - High Income Portfolio:
        Tax qualified ....................................  10,404,298    15.270686      158,880,768       1.39%        16.02%
        Non-tax qualified ................................  15,763,691    15.270686      240,722,375       1.39%        16.02%
       Fidelity VIP - Overseas Portfolio:
        Tax qualified ....................................   4,225,490    13.990014       59,114,664       1.48%         9.99%
        Non-tax qualified ................................   6,516,303    13.990014       91,163,170       1.48%         9.99%
       Fidelity VIP-II - Asset Manager Portfolio:
        Tax qualified ....................................   8,255,827    14.837912      122,499,235       1.41%        18.96%
        Non-tax qualified ................................  10,687,021    14.837912      158,573,077       1.41%        18.96%
       Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified ....................................  12,933,714    16.200355      209,530,758       1.43%        22.40%
        Non-tax qualified ................................  17,222,256    16.200355      279,006,661       1.43%        22.40%
       Fidelity VIP-III - Growth Opportunities Portfolio:
        Tax qualified ....................................   1,110,975    10.926972       12,139,593       1.39%***     19.80%***
        Non-tax qualified ................................   1,433,477    10.926972       15,663,563       1.39%***     19.80%***
       Morgan Stanley -
       Emerging Markets Debt Portfolio:
        Tax qualified ....................................     116,227     9.805852        1,139,705       1.73%***    (4.15)%***
        Non-tax qualified ................................     317,019     9.805852        3,108,641       1.73%***    (4.15)%***
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................   3,473,388    21.128614       73,387,874       1.31%        32.61%
        Non-tax qualified ................................   4,537,489    21.128614       95,870,854       1.31%        32.61%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................   3,380,799    12.352251       41,760,478       1.68%         8.13%
        Non-tax qualified ................................   3,808,969    12.352251       47,049,341       1.68%         8.13%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------

       Nationwide SAT - Money Market Fund:
        Tax qualified ....................................  11,607,724    11.491365      133,388,593       1.60%         3.79%
        Non-tax qualified ................................  17,151,671    11.491365      197,096,112       1.60%         3.79%
       Nationwide SAT - Small Company Fund:
        Tax qualified ....................................   4,030,537    15.985143       64,428,710       1.33%        15.71%
        Non-tax qualified ................................   5,436,630    15.985143       86,905,308       1.33%        15.71%
       Nationwide SAT - Total Return Fund:
        Tax qualified ....................................   9,306,942    19.626064      182,658,639       1.40%        27.62%
        Non-tax qualified ................................  11,239,856    19.626064      220,594,133       1.40%        27.62%
       Neuberger & Berman AMT - Growth Portfolio:
        Tax qualified ....................................   2,761,902    16.816500       46,445,525       1.42%        27.20%
        Non-tax qualified ................................   4,175,280    16.816500       70,213,596       1.42%        27.20%
       Neuberger & Berman AMT -
       Limited Maturity Bond Portfolio:
        Tax qualified ....................................   2,638,749    11.674415       30,805,851       1.41%         5.25%
        Non-tax qualified ................................   3,901,992    11.674415       45,553,474       1.41%         5.25%
       Neuberger & Berman AMT - Partners Portfolio:
        Tax qualified ....................................   7,939,693    22.277405      176,875,757       1.41%        29.41%
        Non-tax qualified ................................  11,091,380    22.277405      247,087,164       1.41%        29.41%
       Oppenheimer VAF - Bond Fund:
        Tax qualified ....................................   5,296,817    12.497968       66,199,449       1.32%         7.72%
        Non-tax qualified ................................   6,726,718    12.497968       84,070,306       1.32%         7.72%
       Oppenheimer VAF - Global Securities Fund:
        Tax qualified ....................................   6,984,145    14.691771      102,609,459       1.47%        20.71%
        Non-tax qualified ................................   9,087,704    14.691771      133,514,466       1.47%        20.71%
       Oppenheimer VAF - Growth Fund:
        Tax qualified ....................................     291,665    10.422959        3,040,012       1.20%***      9.03%***
        Non-tax qualified ................................     463,976    10.422959        4,836,003       1.20%***      9.03%***
       Oppenheimer VAF - Multiple Strategies Fund:
        Tax qualified ....................................   4,408,475    15.482895       68,255,956       1.41%        15.58%
        Non-tax qualified ................................   5,254,667    15.482895       81,357,457       1.41%        15.58%
       Strong Opportunity Fund II, Inc.:
        Tax qualified ....................................   5,827,943    19.146013      111,581,872       1.40%        23.70%
        Non-tax qualified ................................   8,020,904    19.146013      153,568,332       1.40%        23.70%
       Strong VIF - Strong Discovery Fund II:
        Tax qualified ....................................   2,014,470    14.662845       29,537,861       1.34%         9.83%
        Non-tax qualified ................................   3,067,461    14.662845       44,977,705       1.34%         9.83%
       Strong VIF - Strong International Stock Fund II:
        Tax qualified ....................................   1,239,246     9.488178       11,758,187       1.63%      (14.73)%
        Non-tax qualified ................................   1,662,615     9.488178       15,775,187       1.63%      (14.73)%
       Van Eck WIT - Worldwide Bond Fund:
        Tax qualified ....................................   1,224,872    11.708039       14,340,849       1.37%         0.95%
        Non-tax qualified ................................   1,881,869    11.708039       22,032,996       1.37%         0.95%
       Van Eck WIT -
       Worldwide Emerging Markets Fund:
        Tax qualified ....................................   1,951,581     8.783348       17,141,415       1.53%      (12.84)%
        Non-tax qualified ................................   2,439,264     8.783348       21,424,905       1.53%      (12.84)%
       Van Eck WIT - Worldwide Hard Assets Fund:
        Tax qualified ....................................   1,258,548    12.924490       16,266,091       1.56%       (3.06)%
        Non-tax qualified ................................   2,082,493    12.924490       26,915,160       1.56%       (3.06)%



                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
          Van Kampen American Capital LIT -
          Morgan Stanley Real Estate Securities Portfolio:
            Tax qualified ................................   3,169,047     17.856659       56,588,592       1.43%        19.77%
            Non-tax qualified ............................   4,254,738     17.856659       75,975,406       1.43%        19.77%
          Warburg Pincus Trust -
          International Equity Portfolio:
            Tax qualified ................................   5,873,960     11.135857       65,411,579       1.57%        (3.63)%
            Non-tax qualified ............................   8,729,469     11.135857       97,210,118       1.57%        (3.63)%
          Warburg Pincus Trust -
          Post Venture Capital Portfolio:
            Tax qualified ................................     267,447     11.357831        3,037,618       1.49%        11.75%
            Non-tax qualified ............................     313,129     11.357831        3,556,466       1.49%        11.75%
          Warburg Pincus Trust -
          Small Company Growth Portfolio:
            Tax qualified ................................   4,888,419     15.910364       77,776,526       1.40%        14.03%
            Non-tax qualified ............................   7,458,638     15.910364      118,669,646       1.40%        14.03%
                                                             =========     =========
          Reserves for annuity contracts in payout phase:
            Tax qualified ................................                                  3,165,730
            Non-tax qualified ............................                                  4,436,449
                                                                                          -----------
                                                                                      $17,849,801,427
                                                                                      ===============


       The following is a summary for 1996:

        The BEST OF AMERICA(R) Nationwide Insurance
        Enterprise Annuity contracts:
          The Dreyfus VIF - Growth and Income Portfolio:
            Non-tax qualified ............................        100    $ 9.988028   $          999       1.66%***     (4.86)%***
          The Dreyfus Socially Responsible
          Growth Fund, Inc.:
            Tax qualified ................................      3,819     12.423035           47,444       1.31%         20.26%
            Non-tax qualified ............................      4,955     12.423035           61,556       1.31%         20.26%
          Dreyfus Stock Index Fund:
            Tax qualified ................................     21,527     12.854891          276,727       1.26%         21.55%
            Non-tax qualified ............................     17,543     12.854891          225,513       1.26%         21.55%
          Fidelity VIP - Equity-Income Portfolio:
            Tax qualified ................................     38,049     12.163794          462,820       1.35%         13.36%
            Non-tax qualified ............................     26,246     12.163794          319,251       1.35%         13.36%
          Fidelity VIP - Growth Portfolio:
            Tax qualified ................................     38,429     10.972453          421,660       1.37%         13.78%
            Non-tax qualified ............................     35,425     10.972453          388,699       1.37%         13.78%
          Fidelity VIP - High Income Portfolio:
            Tax qualified ................................     13,647     11.487324          156,768       1.26%         13.12%
            Non-tax qualified ............................     18,821     11.487324          216,203       1.26%         13.12%
          Fidelity VIP - Overseas Portfolio:
            Tax qualified ................................        511     11.775309            6,017       1.36%         12.31%
            Non-tax qualified ............................      3,662     11.775309           43,121       1.36%         12.31%
          Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified ................................      6,477     11.975202           77,563       1.33%         13.68%
            Non-tax qualified ............................      1,925     11.975202           23,052       1.33%         13.68%
          Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified ................................     14,615     12.282942          179,515       1.26%         20.33%
            Non-tax qualified ............................     12,689     12.282942          155,858       1.26%         20.33%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------

       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................      12,286    13.467403          165,461       1.24%        25.13%
        Non-tax qualified ................................      16,971    13.467403          228,555       1.24%        25.13%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................       5,170    10.534938           54,466       1.30%         2.65%
        Non-tax qualified ................................      16,048    10.534938          169,065       1.30%         2.65%
       Nationwide SAT - Money Market Fund:
        Tax qualified ....................................      32,496    10.507347          341,447       1.49%         4.27%
        Non-tax qualified ................................      33,761    10.507347          354,739       1.49%         4.27%
       Nationwide SAT - Small Company Fund:
        Tax qualified ....................................      13,231    13.903343          183,955       1.15%        21.84%
        Non-tax qualified ................................      31,720    13.903343          441,014       1.15%        21.84%
       Nationwide SAT - Total Return Fund:
        Tax qualified ....................................      49,402    12.691338          626,977       1.29%        20.86%
        Non-tax qualified ................................      65,856    12.691338          835,801       1.29%        20.86%
       Neuberger & Berman - Growth Portfolio:
        Tax qualified ....................................       6,941    10.795282           74,930       1.36%         8.26%
        Non-tax qualified ................................       7,119    10.795282           76,852       1.36%         8.26%
       Neuberger & Berman -
       Limited Maturity Bond Fund:
         Tax qualified ...................................       1,473    10.533549           15,516       1.37%         3.47%
         Non-tax qualified ...............................       2,542    10.533549           26,776       1.37%         3.47%
       Neuberger & Berman - Partners Portfolio:
        Tax qualified ....................................      11,527    13.585552          156,601       1.23%        28.53%
        Non-tax qualified ................................      19,721    13.585552          267,921       1.23%        28.53%
       Oppenheimer - Bond Fund:
        Tax qualified ....................................       5,191    10.693801           55,512       1.34%         3.95%
        Non-tax qualified ................................       2,496    10.693801           26,692       1.34%         3.95%
       Oppenheimer - Global Securities Fund:
        Tax qualified ....................................       1,508    11.787738           17,776       1.34%        16.85%
        Non-tax qualified ................................       4,650    11.787738           54,813       1.34%        16.85%
       Oppenheimer - Multiple Strategies Fund:
        Tax qualified ....................................       4,469    11.803522           52,750       1.32%        14.57%
        Non-tax qualified ................................       4,093    11.803522           48,312       1.32%        14.57%
       Strong Special Fund II, Inc.:
        Tax qualified ....................................       7,847    12.408965           97,373       1.36%        17.20%
        Non-tax qualified ................................       8,283    12.408965          102,783       1.36%        17.20%
       Strong VIP - Strong Discovery Fund II, Inc.:
        Tax qualified ....................................         897    10.467953            9,390       1.31%         0.00%
        Non-tax qualified ................................       5,000    10.467953           52,340       1.31%         0.00%
       Strong VIP -
       Strong International Stock Fund II, Inc.:
         Tax qualified ...................................       3,313    11.142737           36,916       1.69%         9.49%
         Non-tax qualified ...............................       2,222    11.142737           24,759       1.69%         9.49%
       TCI Portfolios - TCI Balanced:
        Tax qualified ....................................       5,362    11.371689           60,975       1.37%        11.31%
        Non-tax qualified ................................       1,084    11.371689           12,327       1.37%        11.31%
       TCI Portfolios - TCI Growth:
        Tax qualified ....................................       7,475     9.377268           70,095       1.40%       (5.09)%
        Non-tax qualified ................................      10,548     9.377268           98,911       1.40%       (5.09)%


                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------

         TCI Portfolios - TCI International:
          Tax qualified ..................................         365    11.752593            4,290       1.40%        13.49%
          Non-tax qualified ..............................       9,164    11.752593          107,701       1.40%        13.49%
         TCI Portfolios - TCI Value:
          Non-tax qualified ..............................         109    10.143681            1,106       1.33%***     58.31%***
         Van Eck - Gold and Natural Resources Fund:
          Tax qualified ..................................       1,121    12.953621           14,521       1.51%        17.12%
          Non-tax qualified ..............................       8,904    12.953621          115,339       1.51%        17.12%
         Van Eck - Worldwide Bond Fund:
          Tax qualified ..................................         683    10.285816            7,025       1.31%         1.70%
          Non-tax qualified ..............................         181    10.285816            1,862       1.31%         1.70%
         Van Eck - Worldwide Emerging Markets Fund:
          Non-tax qualified ..............................         151    10.078944            1,522       1.75%***     32.04%***
         Van Kampen American Capital LIT -
         Real Estate Securities Fund:
          Tax qualified ..................................       3,666    14.773661           54,160       1.55%        39.40%
          Non-tax qualified ..............................      10,037    14.773661          148,283       1.55%        39.40%
         Warburg Pincus - International Equity Portfolio:
          Tax qualified ..................................       6,990    11.306243           79,031       1.74%         9.10%
          Non-tax qualified ..............................       7,213    11.306243           81,552       1.74%         9.10%
         Warburg Pincus - Post Venture Capital Portfolio:
          Non-tax qualified ..............................          74    10.164891              752       1.39%***     66.92%***
         Warburg Pincus -
         Small Company Growth Portfolio:
          Tax qualified ..................................      11,253    12.604244          141,836       1.59%        12.99%
          Non-tax qualified ..............................      26,142    12.604244          329,500       1.59%        12.99%

       The BEST OF AMERICA(R) contracts:
         American VI Series - Growth Fund:
          Tax qualified ..................................     486,423    24.479182       11,907,237       1.19%        11.88%
          Non-tax qualified ..............................     471,250    24.479182       11,535,815       1.19%        11.88%
         American VI Series - High-Yield Bond Fund:
          Tax qualified ..................................      74,769    23.160826        1,731,712       1.45%        11.73%
          Non-tax qualified ..............................      53,096    23.160826        1,229,747       1.45%        11.73%
         American VI Series -
         U.S. Government/AAA-Rated Securities Fund:
          Tax qualified ..................................     183,087    18.395431        3,367,964       1.43%         1.76%
          Non-tax qualified ..............................     149,634    18.395431        2,752,582       1.43%         1.76%
         The Dreyfus VIF - Growth and Income Portfolio:
          Tax qualified ..................................      15,022     9.986925          150,024       1.39%***    (5.31)%***
          Non-tax qualified ..............................       2,643     9.986925           26,395       1.39%***    (5.31)%***
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
          Tax qualified ..................................   1,552,615    17.037112       26,452,076       1.31%        19.65%
          Non-tax qualified ..............................   1,190,421    17.037112       20,281,336       1.31%        19.65%
         Dreyfus Stock Index Fund:
          Tax qualified ..................................   7,592,255    16.470432      125,047,720       1.26%        20.94%
          Non-tax qualified ..............................   6,210,747    16.470432      102,293,686       1.26%        20.94%
         Fidelity VIP - Equity-Income Portfolio:
          Tax qualified ..................................  23,565,494    28.043676      660,863,079       1.35%        12.79%
          Non-tax qualified ..............................  20,058,276    28.043676      562,507,793       1.35%        12.79%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
      Fidelity VIP - Growth Portfolio:
       Tax qualified ....................................   17,849,804    38.497038      687,164,583       1.37%        13.21%
       Non-tax qualified ................................   13,715,597    38.497038      528,009,859       1.37%        13.21%
      Fidelity VIP - High Income Portfolio:
       Tax qualified ....................................    7,274,256    24.553550      178,608,808       1.26%        12.54%
       Non-tax qualified ................................    8,722,126    24.553550      214,159,157       1.26%        12.54%
      Fidelity VIP - Overseas Portfolio:
       Tax qualified ....................................   13,781,464    16.573676      228,409,519       1.36%        11.74%
       Non-tax qualified ................................   12,840,712    16.573676      212,817,800       1.36%        11.74%
      Fidelity VIP-II - Asset Manager Portfolio:
       Tax qualified ....................................   21,570,235    20.422622      440,520,756       1.33%        13.11%
       Non-tax qualified ................................   13,822,886    20.422622      282,299,576       1.33%        13.11%
      Fidelity VIP-II - Contrafund Portfolio:
       Tax qualified ....................................   10,594,586    13.255157      140,432,901       1.26%        19.72%
       Non-tax qualified ................................    9,866,842    13.255157      130,786,540       1.26%        19.72%
      Nationwide SAT - Capital Appreciation Fund:
       Tax qualified ....................................    2,288,355    17.979967       41,144,547       1.24%        24.49%
       Non-tax qualified ................................    2,612,175    17.979967       46,966,820       1.24%        24.49%
      Nationwide SAT - Government Bond Fund:
       Tax qualified ....................................    3,938,276    30.296925      119,317,653       1.30%         2.13%
       Non-tax qualified ................................    3,184,368    30.216906       96,221,749       1.30%         2.13%
      Nationwide SAT - Money Market Fund:
       Tax qualified ....................................    9,766,503    22.132823      216,160,282       1.49%         3.74%
       Non-tax qualified ................................   10,963,993    22.132823      242,664,116       1.49%         3.74%
      Nationwide SAT - Small Company Fund:
       Tax qualified ....................................    3,071,120    13.831813       42,479,158       1.15%        21.22%
       Non-tax qualified ................................    3,061,699    13.831813       42,348,848       1.15%        21.22%
      Nationwide SAT - Total Return Fund:
       Tax qualified ....................................    3,546,292    62.707634      222,379,581       1.29%        20.25%
       Non-tax qualified ................................    3,148,253    61.092889      192,335,871       1.29%        20.25%
      Neuberger & Berman - Growth Portfolio:
       Tax qualified ....................................    5,597,573    29.757359      166,568,989       1.36%         7.71%
       Non-tax qualified ................................    4,702,904    29.757359      139,946,003       1.36%         7.71%
      Neuberger & Berman -
      Limited Maturity Bond Portfolio:
       Tax qualified ....................................    3,722,398    16.791470       62,504,534       1.37%         2.94%
       Non-tax qualified ................................    3,388,267    16.791470       56,893,984       1.37%         2.94%
      Neuberger & Berman - Partners Portfolio:
       Tax qualified ....................................    5,383,558    17.256151       92,899,490       1.23%        27.88%
       Non-tax qualified ................................    5,392,259    17.256151       93,049,636       1.23%        27.88%
      Oppenheimer - Bond Fund:
       Tax qualified ....................................    3,808,030    17.356310       66,093,349       1.34%         3.43%
       Non-tax qualified ................................    3,276,566    17.356310       56,869,095       1.34%         3.43%
      Oppenheimer - Global Securities Fund:
       Tax qualified ....................................    7,895,779    13.266755      104,751,366       1.34%        16.26%
       Non-tax qualified ................................    5,355,527    13.266755       71,050,465       1.34%        16.26%
      Oppenheimer - Multiple Strategies Fund:
       Tax qualified ....................................    4,869,534    18.045475       87,873,054       1.32%        13.99%
       Non-tax qualified ................................    3,811,559    18.045475       68,781,393       1.32%        13.99%


                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
        Strong Special Fund II, Inc.:
         Tax qualified ..................................   11,342,542    21.072564      239,016,442       1.36%        16.61%
         Non-tax qualified ..............................    8,634,564    21.072564      181,952,403       1.36%        16.61%
        Strong VIP - Strong Discovery Fund II, Inc.:
         Tax qualified ..................................    4,502,456    16.129688       72,623,211       1.31%       (0.51)%
         Non-tax qualified ..............................    3,833,429    16.129688       61,832,014       1.31%       (0.51)%
        Strong VIP -
        Strong International Stock Fund II, Inc.:
         Tax qualified ..................................    1,788,555    11.140682       19,925,722       1.69%         8.94%
         Non-tax qualified ..............................    1,660,749    11.140682       18,501,876       1.69%         8.94%
        TCI Portfolios - TCI Balanced:
         Tax qualified ..................................    3,254,121    14.300170       46,534,484       1.37%        10.74%
         Non-tax qualified ..............................    2,577,277    14.300170       36,855,499       1.37%        10.74%
        TCI Portfolios - TCI Growth:
         Tax qualified ..................................    9,324,052    23.677551      220,770,717       1.40%       (5.57)%
         Non-tax qualified ..............................    6,231,979    23.677551      147,558,001       1.40%       (5.57)%
        TCI Portfolios - TCI International:
         Tax qualified ..................................    2,194,705    11.745639       25,778,213       1.40%        12.91%
         Non-tax qualified ..............................    1,758,586    11.745639       20,655,716       1.40%        12.91%
        TCI Portfolios - TCI Value:
         Tax qualified ..................................       12,933    10.142565          131,174       0.99%***     57.86%***
         Non-tax qualified ..............................       77,276    10.142565          783,777       0.99%***     57.86%***
        Van Eck - Gold and Natural Resources Fund:
         Tax qualified ..................................    3,151,393    16.248199       51,204,461       1.51%        16.52%
         Non-tax qualified ..............................    3,558,069    16.248199       57,812,213       1.51%        16.52%
        Van Eck - Worldwide Bond Fund:
         Tax qualified ..................................    2,627,198    14.604281       38,368,338       1.31%         1.18%
         Non-tax qualified ..............................    2,639,292    14.604281       38,544,962       1.31%         1.18%
        Van Eck - Worldwide Emerging Markets Fund:
         Tax qualified ..................................      271,881    10.077830        2,739,970       1.65%***     31.59%***
         Non-tax qualified ..............................      239,183    10.077830        2,410,446       1.65%***     31.59%***
        Van Kampen American Capital LIT -
        Real Estate Securities Fund:
         Tax qualified ..................................    2,491,780    14.931303       37,205,522       1.26%        38.70%
         Non-tax qualified ..............................    3,554,657    14.931303       53,075,661       1.26%        38.70%
        Warburg Pincus -
        International Equity Portfolio:
         Tax qualified ..................................    5,551,036    11.572294       64,238,221       1.74%         8.55%
         Non-tax qualified ..............................    5,736,148    11.572294       66,380,391       1.74%         8.55%
        Warburg Pincus - Post Venture Capital Portfolio:
         Tax qualified ..................................      205,349    10.163772        2,087,120       1.55%***     66.46%***
         Non-tax qualified ..............................      198,784    10.163772        2,020,395       1.55%***     66.46%***
        Warburg Pincus -
        Small Company Growth Portfolio:
         Tax qualified ..................................    4,899,073    13.973889       68,459,102       1.59%        12.42%
         Non-tax qualified ..............................    4,810,067    13.973889       67,215,342       1.59%        12.42%

      The BEST OF AMERICA(R)
      America's Vision Annuity(SM) contracts:
        The Dreyfus VIF - Growth and Income Portfolio:
         Tax qualified ..................................        1,683     9.986704           16,808       1.39%***    (5.40)%***
         Non-tax qualified ..............................        1,403     9.986704           14,011       1.39%***    (5.40)%***



                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
      The Dreyfus Socially Responsible
      Growth Fund, Inc.:
       Tax qualified ....................................      863,844    16.091197       13,900,284       1.31%        19.52%
       Non-tax qualified ................................    1,278,742    16.091197       20,576,489       1.31%        19.52%
      Dreyfus Stock Index Fund:
       Tax qualified ....................................    5,666,553    16.369120       92,756,486       1.26%        20.81%
       Non-tax qualified ................................    8,243,399    16.369120      134,937,187       1.26%        20.81%
      Fidelity VIP - Equity-Income Portfolio:
       Tax qualified ....................................   16,618,114    16.150507      268,390,966       1.35%        12.68%
       Non-tax qualified ................................   22,169,855    16.150507      358,054,398       1.35%        12.68%
      Fidelity VIP - Growth Portfolio:
       Tax qualified ....................................   12,013,122    15.220265      182,842,900       1.37%        13.09%
       Non-tax qualified ................................   17,297,852    15.220265      263,277,891       1.37%        13.09%
      Fidelity VIP - High Income Portfolio:
       Tax qualified ....................................    8,108,419    13.162137      106,724,122       1.26%        12.43%
       Non-tax qualified ................................   11,738,433    13.162137      154,502,863       1.26%        12.43%
      Fidelity VIP - Overseas Portfolio:
       Tax qualified ....................................    3,807,002    12.718928       48,420,984       1.36%        11.62%
       Non-tax qualified ................................    5,707,057    12.718928       72,587,647       1.36%        11.62%
      Fidelity VIP-II - Asset Manager Portfolio:
       Tax qualified ....................................    6,899,163    12.472730       86,051,397       1.33%        12.99%
       Non-tax qualified ................................    9,363,900    12.472730      116,793,396       1.33%        12.99%
      Fidelity VIP-II - Contrafund Portfolio:
       Tax qualified ....................................    8,168,270    13.235075      108,107,666       1.26%        19.60%
       Non-tax qualified ................................   11,178,146    13.235075      147,943,601       1.26%        19.60%
      Nationwide SAT - Capital Appreciation Fund:
       Tax qualified ....................................    1,424,586    15.932775       22,697,608       1.24%        24.37%
       Non-tax qualified ................................    1,750,256    15.932775       27,886,435       1.24%        24.37%
      Nationwide SAT - Government Bond Fund:
       Tax qualified ....................................    2,626,441    11.423331       30,002,705       1.30%         2.03%
       Non-tax qualified ................................    3,145,104    11.423331       35,927,564       1.30%         2.03%
      Nationwide SAT - Money Market Fund:
       Tax qualified ....................................   12,748,020    11.072205      141,148,691       1.49%         3.64%
       Non-tax qualified ................................   18,836,301    11.072205      208,559,386       1.49%         3.64%
      Nationwide SAT - Small Company Fund:
       Tax qualified ....................................    2,079,253    13.815158       28,725,209       1.15%        21.10%
       Non-tax qualified ................................    3,209,131    13.815158       44,334,652       1.15%        21.10%
      Nationwide SAT - Total Return Fund:
       Tax qualified ....................................    4,698,191    15.378605       72,251,624       1.29%        20.13%
       Non-tax qualified ................................    6,080,735    15.378605       93,513,222       1.29%        20.13%
      Neuberger & Berman - Growth Portfolio:
       Tax qualified ....................................    1,819,563    13.220449       24,055,440       1.36%         7.60%
       Non-tax qualified ................................    3,383,799    13.220449       44,735,342       1.36%         7.60%
      Neuberger & Berman -
      Limited Maturity Bond Portfolio:
       Tax qualified ....................................    2,722,579    11.092313       30,199,698       1.37%         2.84%
       Non-tax qualified ................................    4,876,119    11.092313       54,087,438       1.37%         2.84%
      Neuberger & Berman - Partners Portfolio:
       Tax qualified ....................................    3,997,138    17.213970       68,806,614       1.23%        27.75%
       Non-tax qualified ................................    5,741,323    17.213970       98,830,962       1.23%        27.75%



                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
      Oppenheimer - Bond Fund:
       Tax qualified ....................................    3,583,135    11.601791       41,570,783       1.34%         3.32%
       Non-tax qualified ................................    4,341,063    11.601791       50,364,106       1.34%         3.32%
      Oppenheimer - Global Securities Fund:
       Tax qualified ....................................    4,661,410    12.171005       56,734,044       1.34%        16.14%
       Non-tax qualified ................................    6,079,421    12.171005       73,992,663       1.34%        16.14%
      Oppenheimer - Multiple Strategies Fund:
       Tax qualified ....................................    2,607,467    13.395639       34,928,687       1.32%        13.87%
       Non-tax qualified ................................    3,408,601    13.395639       45,660,388       1.32%        13.87%
      Strong Special Fund II, Inc.:
       Tax qualified ....................................    5,059,293    15.477893       78,307,196       1.36%        16.49%
       Non-tax qualified ................................    6,638,439    15.477893      102,749,049       1.36%        16.49%
      Strong VIP - Strong Discovery Fund II, Inc.:
       Tax qualified ....................................    2,193,936    13.350547       29,290,246       1.31%       (0.61)%
       Non-tax qualified ................................    3,358,454    13.350547       44,837,198       1.31%       (0.61)%
      Strong VIP -
      Strong International Stock Fund II, Inc.:
       Tax qualified ....................................    1,170,883    11.127252       13,028,710       1.69%         8.83%
       Non-tax qualified ................................    1,645,592    11.127252       18,310,917       1.69%         8.83%
      TCI Portfolios - TCI Balanced:
       Tax qualified ....................................    1,516,835    13.180739       19,993,006       1.37%        10.63%
       Non-tax qualified ................................    2,144,874    13.180739       28,271,024       1.37%        10.63%
      TCI Portfolios - TCI Growth:
       Tax qualified ....................................    2,639,035    12.067726       31,847,151       1.40%       (5.67)%
       Non-tax qualified ................................    4,282,747    12.067726       51,683,017       1.40%       (5.67)%
      TCI Portfolios - TCI International:
       Tax qualified ....................................    1,434,727    11.716901       16,810,554       1.40%        12.80%
       Non-tax qualified ................................    2,170,866    11.716901       25,435,822       1.40%        12.80%
      TCI Portfolios - TCI Value:
       Tax qualified ....................................        4,681    10.142340           47,476       1.01%***     57.77%***
       Non-tax qualified ................................       10,752    10.142340          109,050       1.01%***     57.77%***
      Van Eck - Gold and Natural Resources Fund:
       Tax qualified ....................................    1,203,386    13.331794       16,043,294       1.51%        16.40%
       Non-tax qualified ................................    1,997,123    13.331794       26,625,232       1.51%        16.40%
      Van Eck - Worldwide Bond Fund:
       Tax qualified ....................................    1,142,334    11.597396       13,248,100       1.31%         1.08%
       Non-tax qualified ................................    1,639,285    11.597396       19,011,437       1.31%         1.08%
      Van Eck - Worldwide Emerging Markets Fund:
       Tax qualified ....................................      343,730    10.077608        3,463,976       1.74%***     31.50%***
       Non-tax qualified ................................      353,687    10.077608        3,564,319       1.74%***     31.50%***
      Van Kampen American Capital LIT -
      Real Estate Securities Fund:
       Tax qualified ....................................    1,646,291    14.908696       24,544,052       1.35%        38.56%
       Non-tax qualified ................................    2,361,457    14.908696       35,206,245       1.35%        38.56%
      Warburg Pincus - International Equity Portfolio:
       Tax qualified ....................................    4,575,313    11.554772       52,866,699       1.74%         8.44%
       Non-tax qualified ................................    7,026,060    11.554772       81,184,521       1.74%         8.44%
      Warburg Pincus - Post Venture Capital Portfolio:
       Tax qualified ....................................      258,812    10.163549        2,630,448       1.67%***     66.37%***
       Non-tax qualified ................................      266,629    10.163549        2,709,897       1.67%***     66.37%***


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
      Warburg Pincus -
      Small Company Growth Portfolio:
        Tax qualified ...................................    3,578,020    13.952718       49,923,104       1.59%        12.31%
        Non-tax qualified ...............................    5,095,747    13.952718       71,099,521       1.59%        12.31%
                                                            ==========    =========
      Reserves for annuity contracts in payout phase:
        Tax qualified ...................................                                  2,554,123
        Non-tax qualified ...............................                                  2,710,327
                                                                                     ---------------
                                                                                     $12,929,349,155
                                                                                     ===============


  *This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 **This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

***Annualized as this investment option was not utilized for the entire period indicated.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP


January 26, 2001

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2000               1999
============================================================================================================================
                                        ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                              $ 15,443.0          $ 15,294.0
    Equity securities                                                                           109.0                92.9
  Mortgage loans on real estate, net                                                          6,168.3             5,786.3
  Real estate, net                                                                              310.7               254.8
  Policy loans                                                                                  562.6               519.6
  Other long-term investments                                                                   101.8                73.8
  Short-term investments                                                                        442.6               416.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             23,138.0            22,437.4
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                             18.4                 4.8
Accrued investment income                                                                       251.4               238.6
Deferred policy acquisition costs                                                             2,865.6             2,554.1
Other assets                                                                                    396.7               305.9
Assets held in separate accounts                                                             65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================

                         LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                          $ 22,183.6          $ 21,861.6
Short-term borrowings                                                                           118.7                 -
Other liabilities                                                                             1,164.9               914.2
Liabilities related to separate accounts                                                     65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                             89,364.4            89,910.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 9 and 14)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    646.1               766.1
  Retained earnings                                                                           2,436.3             2,011.0
  Accumulated other comprehensive income (loss)                                                 116.7               (15.9)
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,202.9             2,765.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2000            1999           1998
===========================================================================================================================
Revenues:
  Policy charges                                                               $ 1,091.4       $   895.5      $   698.9
  Life insurance premiums                                                          240.0           220.8          200.0
  Net investment income                                                          1,654.9         1,520.8        1,481.6
  Realized (losses) gains on investments                                           (19.4)          (11.6)          28.4
  Other                                                                             17.0            66.1           66.8
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,983.9         2,691.6        2,475.7
---------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                             1,182.4         1,096.3        1,069.0
  Other benefits and claims                                                        241.6           210.4          175.8
  Policyholder dividends on participating policies                                  44.5            42.4           39.6
  Amortization of deferred policy acquisition costs                                352.1           272.6          214.5
  Interest expense on short-term borrowings                                          1.3             -              -
  Other operating expenses                                                         479.0           463.4          419.7
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,300.9         2,085.1        1,918.6
---------------------------------------------------------------------------------------------------------------------------

    Income before federal income tax expense                                       683.0           606.5          557.1
Federal income tax expense                                                         207.7           201.4          190.4
---------------------------------------------------------------------------------------------------------------------------

    Net income                                                                 $   475.3       $   405.1      $   366.7
===========================================================================================================================

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999 and 1998
                                  (in millions)


                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================
December 31, 1997                                $ 3.8       $ 914.7      $ 1,312.3         $ 247.1         $ 2,477.9

Comprehensive income:
    Net income                                     -             -            366.7             -               366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -              28.5              28.5
                                                                                                          ---------------
  Total comprehensive income                                                                                    395.2
                                                                                                          ---------------
Dividend to shareholder                            -             -           (100.0)            -              (100.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                  3.8         914.7        1,579.0           275.6           2,773.1
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            405.1             -               405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                     -             -              -            (315.0)           (315.0)
                                                                                                          ---------------
  Total comprehensive income                                                                                     90.1
                                                                                                          ---------------
Capital contribution                               -            26.4           87.9            23.5             137.8
Return of capital to shareholder                   -          (175.0)           -               -              (175.0)
Dividends to shareholder                           -             -            (61.0)            -               (61.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                  3.8         766.1        2,011.0           (15.9)          2,765.0
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
                                                                                                          ---------------
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -           (50.0)             -               (50.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 2000                                $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     2000           1999            1998
==============================================================================================================================
Cash flows from operating activities:
  Net income                                                                     $    475.3     $    405.1      $    366.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,182.4        1,096.3         1,069.0
      Capitalization of deferred policy acquisition costs                            (778.9)        (637.0)         (584.2)
      Amortization of deferred policy acquisition costs                               352.1          272.6           214.5
      Amortization and depreciation                                                   (12.7)           2.4            (8.5)
      Realized losses (gains) on invested assets, net                                  19.4           11.6           (28.4)
      Increase in accrued investment income                                           (12.8)          (7.9)           (8.2)
     (Increase) decrease in other assets                                              (92.0)         122.9            16.4
      Decrease in policy liabilities                                                   (0.3)         (20.9)           (8.3)
      Increase (decrease) in other liabilities                                        229.3          149.7           (34.8)
      Other, net                                                                       22.3           (8.6)          (11.3)
------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                   1,384.1        1,386.2           982.9
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                           2,988.7        2,307.9         1,557.0
  Proceeds from sale of securities available-for-sale                                 602.0          513.1           610.5
  Proceeds from repayments of mortgage loans on real estate                           911.7          696.7           678.2
  Proceeds from sale of real estate                                                    18.7            5.7           103.8
  Proceeds from repayments of policy loans and sale of other invested assets           79.3           40.9            23.6
  Cost of securities available-for-sale acquired                                   (3,475.5)      (3,724.9)       (3,182.8)
  Cost of mortgage loans on real estate acquired                                   (1,318.0)        (971.4)         (829.1)
  Cost of real estate acquired                                                         (7.1)         (14.2)           (0.8)
  Short-term investments, net                                                         (26.6)         (27.5)           69.3
  Other, net                                                                         (182.3)        (110.9)          (88.4)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                        (409.1)      (1,284.6)       (1,058.7)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital returned to shareholder                                                    (120.0)        (175.0)            -
  Net proceeds from issuance of short-term borrowings (commercial paper)              118.7            -               -
  Cash dividends paid                                                                (100.0)         (13.5)         (100.0)
  Increase in investment product and universal life insurance
    product account balances                                                        4,517.0        3,799.4         2,682.1
  Decrease in investment product and universal life insurance
    product account balances                                                       (5,377.1)      (3,711.1)       (2,678.5)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in financing activities                                        (961.4)        (100.2)          (96.4)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        13.6            1.4          (172.2)

Cash, beginning of year                                                                 4.8            3.4           175.6
------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                $     18.4     $      4.8      $      3.4
==============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation.


(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments, the liability for future policy benefits and claims and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $1.12 billion and $915.4 million of separate account assets at December 31, 2000 and 1999, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 21% in 2000 (29% in 1999 and 40% in 1998) of the Company's life insurance in force, 66% in 2000 (69% in 1999 and 74% in 1998) of the number of life insurance policies in force, and 8% in 2000 (13% in 1999 and 14% in 1998) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
              133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, is effective for the Company as of January 1, 2001.

              SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

              As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. Adoption of SFAS 133 will result in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) will be recorded in accumulated other comprehensive income at January 1, 2001. The adoption of SFAS 133 will result in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 will result in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively.

              Also, the Company expects that the adoption of SFAS 133 will increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

         (k)  RECLASSIFICATION
              Certain items in the 1999 and 1998 consolidated financial statements have been reclassified to conform to the 2000 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

             Notes to Consolidated Financial Statements, Continued



(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2000 and 1999 were:

                                                                                          Gross         Gross
                                                                         Amortized      unrealized    unrealized     Estimated
         (in millions)                                                      cost          gains         losses       fair value
         =========================================================================================================================
         December 31, 2000
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $    277.5      $  33.4       $   0.1       $    310.8
             Obligations of states and political subdivisions                    8.6          0.2           -                8.8
             Debt securities issued by foreign governments                      94.1          1.5           0.1             95.5
             Corporate securities                                            9,758.3        235.0         135.1          9,858.2
             Mortgage-backed securities - U.S. Government backed             2,719.1         46.1           3.8          2,761.4
             Asset-backed securities                                         2,388.2         36.3          16.2          2,408.3
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,245.8        352.5         155.3         15,443.0
           Equity securities                                                   103.5          9.5           4.0            109.0
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,349.3      $ 362.0       $ 159.3       $ 15,552.0
         =========================================================================================================================

         December 31, 1999
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                     $      428.4     $   23.4     $     2.4     $      449.4
             Obligations of states and political subdivisions                    0.8          -             -                0.8
             Debt securities issued by foreign governments                     110.6          0.6           0.8            110.4
             Corporate securities                                            9,390.4        110.3         179.9          9,320.8
             Mortgage-backed securities - U.S. Government backed             3,423.1         25.8          30.3          3,418.6
             Asset-backed securities                                         2,024.0          8.6          38.6          1,994.0
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,377.3        168.7         252.0         15,294.0
           Equity securities                                                    84.9         12.4           4.4             92.9
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,462.2      $ 181.1       $ 256.4       $ 15,386.9
         =========================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2000, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                                                Amortized            Estimated
         (in millions)                                                             cost             fair value
         ===========================================================================================================
         Fixed maturity securities available for sale:
          Due in one year or less                                               $  1,288.7         $  1,287.0
          Due after one year through five years                                    4,577.9            4,572.4
          Due after five years through ten years                                   3,071.3            3,136.6
          Due after ten years                                                      1,200.6            1,277.3
         -----------------------------------------------------------------------------------------------------------
                                                                                  10,138.5           10,273.3
           Mortgage-backed securities                                              2,719.1            2,761.4
           Asset-backed securities                                                 2,388.2            2,408.3
         -----------------------------------------------------------------------------------------------------------
                                                                                $ 15,245.8         $ 15,443.0
         ===========================================================================================================

         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of each December 31:

         (in millions)
                                                                                      2000           1999
         ===========================================================================================================

          Gross unrealized gains (losses)                                       $    202.7      $    (75.3)
          Adjustment to deferred policy acquisition costs                            (23.2)           50.9
          Deferred federal income tax                                                (62.8)            8.5
         -----------------------------------------------------------------------------------------------------------
                                                                                $    116.7      $    (15.9)
         ===========================================================================================================

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

         (in millions)                                                      2000            1999             1998
         ===========================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                       $ 280.5        $ (607.1)         $ 52.6
           Equity securities                                                  (2.5)           (8.8)            4.2
         -----------------------------------------------------------------------------------------------------------
                                                                           $ 278.0        $ (615.9)         $ 56.8
         ===========================================================================================================

         Proceeds from the sale of securities available-for-sale during 2000, 1999 and 1998 were $602.0 million, $513.1 million and $610.5 million, respectively. During 2000, gross gains of $12.1 million ($10.4 million and $9.0 million in 1999 and 1998, respectively) and gross losses of $25.6 million ($28.0 million and $7.6 million in 1999 and 1998, respectively) were realized on those sales.

         The Company had $13.0 million and $15.6 million of real estate investments at December 31, 2000 and 1999, respectively, that were non-income producing the preceding twelve months.

         Real estate is presented at cost less accumulated depreciation of $25.7 million as of December 31, 2000 ($24.8 million as of December 31, 1999) and valuation allowances of $5.2 million as of December 31, 2000 ($5.5 million as of December 31, 1999).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The recorded investment of mortgage loans on real estate considered to be impaired was $9.8 million as of December 31, 2000 ($3.7 million as of December 31, 1999), which includes $5.3 million (none as of December 31, 1999) of impaired mortgage loans on real estate for which the related valuation allowance was $1.6 million (none as of December 31, 1999) and $4.5 million ($3.7 million as of December 31, 1999) of impaired mortgage loans on real estate for which there was no valuation allowance. During 2000, the average recorded investment in impaired mortgage loans on real estate was $7.7 million ($3.7 million in 1999) and interest income recognized on those loans totaled $0.4 million in 2000 (none in 1999) which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Allowance, beginning of year                                   $  44.4          $ 42.4          $ 42.5
           Additions (reductions) charged to operations                     4.1             0.7            (0.1)
           Direct write-downs charged against the allowance                (3.2)            --              --
           Allowance on acquired mortgage loans                              --             1.3             --
         -----------------------------------------------------------------------------------------------------------
              Allowance, end of year                                    $  45.3          $ 44.4          $ 42.4
         ===========================================================================================================

         An analysis of investment income by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Gross investment income:
           Securities available-for-sale:
             Fixed maturity securities                                 $ 1,095.5       $ 1,031.3      $    982.5
             Equity securities                                               2.6             2.5             0.8
           Mortgage loans on real estate                                   494.5           460.4           458.9
           Real estate                                                      32.2            28.8            40.4
           Short-term investments                                           27.0            18.6            17.8
           Other                                                            53.2            26.5            30.7
         -----------------------------------------------------------------------------------------------------------
               Total investment income                                   1,705.0         1,568.1         1,531.1
         Less investment expenses                                           50.1            47.3            49.5
         -----------------------------------------------------------------------------------------------------------
               Net investment income                                   $ 1,654.9       $ 1,520.8       $ 1,481.6
         ===========================================================================================================

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================

         Securities available-for-sale:
           Fixed maturity securities                                     $ (18.2)        $ (25.0)        $  (0.7)
           Equity securities                                                 4.7             7.4             2.1
         Mortgage loans on real estate                                      (4.2)           (0.6)            3.9
         Real estate and other                                              (1.7)            6.6            23.1
         -----------------------------------------------------------------------------------------------------------
                                                                         $ (19.4)        $ (11.6)         $ 28.4
         ===========================================================================================================

         Fixed maturity securities with an amortized cost of $12.8 million and $9.1 million were on deposit with various regulatory agencies as required by law as of December 31, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      SHORT-TERM BORROWINGS

         NLIC established a $300 million commercial paper program in October 2000. Borrowings under the commercial paper program are unsecured and are issued for terms of 364 days or less. As of December 31, 2000 the Company had $118.7 million of commercial paper outstanding at an average effective rate of 6.48%. See also note 13.

(5)      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate and foreign currency swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges. See note 2 (j) regarding accounting for derivatives under SFAS 133 effective January 1, 2001.

         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Currently, changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale and cross currency swaps hedging foreign denominated debt instruments, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The notional amount of derivative financial instruments outstanding as of December 31, 2000 and 1999 were as follows:


         (in millions )                                                                   2000            1999
         ===========================================================================================================
          Interest rate swaps
            Pay fixed/receive variable rate swaps hedging investments                  $    934.8       $  362.7
            Pay variable/receive fixed rate swaps hedging investments                        98.8           28.5
            Pay variable/receive variable rate swaps hedging investments                    184.0            9.0
            Other contracts hedging investments                                              20.4           10.1
            Pay variable/receive fixed rate swaps hedging liabilities                       965.3          577.2
            Pay variable/receive variable rate swaps hedging liabilities                    546.9           --

         Foreign currency swaps
             Hedging foreign currency denominated investments                          $     30.5       $   14.8
             Hedging foreign currency denominated liabilities                             1,542.2          577.2

         Interest rate futures contracts                                               $  5,659.8       $  781.6
         -----------------------------------------------------------------------------------------------------------



(6)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2000 and 1999 were as follows:

         (in millions)                                                                    2000            1999
         ===========================================================================================================

         Deferred tax assets:
           Fixed maturity securities                                                   $   --           $    5.3
           Future policy benefits                                                          34.7            149.5
           Liabilities in separate accounts                                               462.7            373.6
           Mortgage loans on real estate and real estate                                   18.8             18.5
           Other assets and other liabilities                                              40.3             51.1
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                              556.5            598.0
           Valuation allowance                                                             (7.0)            (7.0)
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                      549.5            591.0
         -----------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                       98.8             --
           Equity securities and other long-term investments                                6.4             10.8
           Deferred policy acquisition costs                                              783.7            724.4
           Deferred tax on realized investment gains                                       29.0             34.7
           Other                                                                           38.1             26.5
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                         956.0            796.4
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                $  406.5         $  205.4
         ===========================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2000, 1999 and 1998.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company's current federal income tax liability was $108.9 million and $104.7 million as of December 31, 2000 and 1999, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Currently payable                                              $   78.0        $   53.6         $ 186.1
         Deferred tax expense                                              129.7           147.8             4.3
         -----------------------------------------------------------------------------------------------------------
                                                                         $ 207.7         $ 201.4         $ 190.4
         ===========================================================================================================

         Total federal income tax expense for the years ended December 31, 2000, 1999 and 1998 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           2000                     1999                     1998
                                                   ----------------------   ----------------------   ----------------------
         (in millions)                                Amount        %          Amount        %          Amount        %
         ==================================================================================================================
         Computed (expected) tax expense               $239.1      35.0         $212.3      35.0         $195.0      35.0
         Tax exempt interest and dividends
           received deduction                           (24.7)     (3.6)          (7.3)     (1.2)          (4.9)     (0.9)
         Income tax credits                              (8.0)     (1.2)          (4.3)     (0.7)           -         -
         Other, net                                       1.3       0.2            0.7       0.1            0.3       0.1
         ------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)       $207.7      30.4         $201.4      33.2         $190.4      34.2
         ==================================================================================================================

         Total federal income tax paid was $74.6 million, $29.8 million and $173.4 million during the years ended December 31, 2000, 1999 and 1998, respectively.

(7)      COMPREHENSIVE INCOME

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                        $ 264.5        $ (665.3)         $ 58.2
            Adjustment to deferred policy acquisition costs                (74.0)          167.5           (12.9)
            Related federal income tax (expense) benefit                   (66.7)          171.4           (15.9)
         -----------------------------------------------------------------------------------------------------------
               Net                                                         123.8          (326.4)           29.4
         -----------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                           13.5            17.6            (1.4)
            Related federal income tax expense (benefit)                    (4.7)           (6.2)            0.5
         -----------------------------------------------------------------------------------------------------------
               Net                                                           8.8            11.4            (0.9)
         -----------------------------------------------------------------------------------------------------------
         Total Other Comprehensive Income (Loss)                         $ 132.6        $ (315.0)         $ 28.5
         ===========================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(8)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The Company in estimating its fair value disclosures used the following methods and assumptions:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              SHORT-TERM BORROWINGS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                    2000                             1999
                                                       -------------------------------  -------------------------------
                                                          Carrying       Estimated         Carrying       Estimated
         (in millions)                                     amount        fair value         amount        fair value
         ==============================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                 $ 15,451.3      $ 15,451.3       $ 15,289.7      $ 15,289.7
               Equity securities                              109.0           109.0             92.9            92.9
             Mortgage loans on real estate, net             6,168.3         6,327.8          5,786.3         5,745.5
             Policy loans                                     562.6           562.6            519.6           519.6
             Short-term investments                           442.6           442.6            416.0           416.0
           Cash                                                18.4            18.4              4.8             4.8
           Assets held in separate accounts                65,897.2        65,897.2         67,135.1        67,135.1

         Liabilities:
           Investment contracts                           (16,815.3)      (15,979.8)       (16,977.7)      (16,428.6)
           Policy reserves on life insurance contracts     (5,368.4)       (5,128.5)        (4,883.9)       (4,607.9)
           Short-term borrowings                             (118.7)         (118.7)             --              --
           Liabilities related to separate accounts       (65,897.2)      (64,237.6)       (67,135.1)      (66,318.7)

         Derivative financial instruments:
           Interest rate swaps hedging assets                  (8.3)           (8.3)             4.3             4.3
           Interest rate swaps hedging liabilities            (26.2)          (32.2)           (11.5)          (24.2)
           Foreign currency swaps                             (24.3)          (30.9)           (11.8)          (11.8)
           Futures contracts                                  (16.0)          (16.0)             1.3             1.3
         --------------------------------------------------------------------------------------------------------------

(9)      RISK DISCLOSURES

              The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $360.6 million extending into 2001 were outstanding as of December 31, 2000. The Company also had $55.6 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2000.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2000, NLIC's credit risk from these derivative financial instruments was $44.8 million.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (23% in 1999) in any geographic area and no more than 1% (2% in 1999) with any one borrower as of December 31, 2000. As of December 31, 2000, 36% (39% in 1999) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         REINSURANCE: The Company has entered into reinsurance contracts to cede a portion of its individual annuity business to The Franklin Life Insurance Company (Franklin) and beginning in 2000 with Security Benefit Life Insurance Company (SBL). Total recoveries due from Franklin were $97.7 million and $143.6 million as of December 31, 2000 and 1999, respectively, while amounts due from SBL totaled $45.4 million at December 31, 2000. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin and SBL have each established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% and 100% of the reinsured reserves for Franklin and SBL, respectively.

(10)     PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 2000, 1999 and 1998 were $1.9 million, $(8.3) million and $2.0 million, respectively. The Company has recorded a prepaid pension asset of $13.6 million and $13.3 million as of December 31, 2000 and 1999, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2000 and 1999 was $51.0 million and $49.6 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2000, 1999 and 1998 was $3.8 million, $4.9 million and $4.1 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2000 and 1999 follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ----------------------------  ---------------------------
         (in millions)                                                   2000         1999            2000          1999
         ===================================================================================================================
         Change in benefit obligation:
         Benefit obligation at beginning of year                     $ 1,811.4     $ 2,185.0      $    239.8    $    270.1
         Service cost                                                     81.4          80.0            12.2          14.2
         Interest cost                                                   125.3         109.9            18.7          17.6
         Actuarial loss (gain)                                            34.8         (95.0)           16.1         (64.4)
         Plan settlement                                                   --         (396.1)            --           --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         Acquired companies                                                --            --              --           13.3
         -------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                             1,981.7       1,811.4           276.4         239.8
         -------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year                2,247.6       2,541.9            91.3          77.9
         Actual return on plan assets                                    140.9         161.8            12.2           3.5
         Employer contribution                                             --           12.4            26.3          20.9
         Plan curtailment in 2000/settlement in 1999                      19.8        (396.1)            --            --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         -------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                      2,337.1       2,247.6           119.4          91.3
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   355.4         436.2          (157.0)       (148.5)
         Unrecognized prior service cost                                  25.0          28.2             --            --
         Unrecognized net gains                                         (311.7)       (402.0)          (34.1)        (46.7)
         Unrecognized net (asset) obligation at transition                (6.4)         (7.7)            1.0           1.1
         -------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                              $    62.3     $    54.7      $   (190.1)   $   (194.1)
         ===================================================================================================================

         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                       Pension Benefits          Postretirement Benefits
                                                                  ---------------------------   ---------------------------
                                                                      2000          1999            2000          1999
        ===================================================================================================================

        Weighted average discount rate                               6.75%         7.00%             7.50%         7.80%
        Rate of increase in future compensation levels               5.00%         5.25%              --            --
        Assumed health care cost trend rate:
              Initial rate                                             --            --             15.00%        15.00%
              Ultimate rate                                            --            --              5.50%        5.50%
              Uniform declining period                                 --            --             5 Years       5 Years
        -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                  2000            1999            1998
         =========================================================================================================

         Service cost (benefits earned during the period)              $    81.4        $   80.0        $   87.6
         Interest cost on projected benefit obligation                     125.3           109.9           123.4
         Expected return on plan assets                                   (184.5)         (160.3)         (159.0)
         Recognized gains                                                  (11.8)           (9.1)           (3.8)
         Amortization of prior service cost                                  3.2             3.2             3.2
         Amortization of unrecognized transition obligation (asset)         (1.3)           (1.4)            4.2
         ---------------------------------------------------------------------------------------------------------
                                                                       $    12.3        $   22.3        $   55.6
         =========================================================================================================

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the plan resulting in a curtailment gain of $67.1 million. During 1999, the Plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Weighted average discount rate                                             7.00%         6.08%         6.00%
         Rate of increase in future compensation levels                             5.25%         4.33%         4.25%
         Expected long-term rate of return on plan assets                           8.25%         7.33%         7.25%
         ----------------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2000,
         1999 and 1998 were as follows:


         (in millions)                                                              2000          1999          1998
         ================================================================================================================
         Service cost (benefits attributed to employee service during the year)     $ 12.2        $ 14.2       $   9.8
         Interest cost on accumulated postretirement benefit obligation               18.7          17.6          15.4
         Expected return on plan assets                                               (7.9)         (4.8)         (4.4)
         Amortization of unrecognized transition obligation of affiliates              0.6           0.6           0.2
         Net amortization and deferral                                                (1.3)         (0.5)          0.6
         ----------------------------------------------------------------------------------------------------------------
                                                                                    $ 22.3        $ 27.1        $ 21.6
         ================================================================================================================


         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2000, 1999 and 1998 were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Discount rate                                                              7.80%         6.65%         6.70%
         Long-term rate of return on plan assets, net of tax in 1999 and 1998       8.30%         7.15%         5.83%
         Assumed health care cost trend rate:
            Initial rate                                                           15.00%        15.00%        12.00%
            Ultimate rate                                                           5.50%         5.50%         6.00%
            Uniform declining period                                               5 Years       5 Years      12 Years
         ----------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2000 and on the NPPBC for the year ended December 31, 2000 was not calculated.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 2000, 1999 and 1998 was $1.28 billion, $1.35 billion and $1.32 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2000, 1999 and 1998 was $158.7 million, $276.2 million and $171.0 million, respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which is effective January 1, 2001 for NLIC and its insurance company subsidiary. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2000 no dividends could be paid by NLIC without prior approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(12)     TRANSACTIONS WITH AFFILIATES

         During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2000, 1999 and 1998 were $170.1 million, $193.0 million, and $216.9 million, respectively, while benefits, claims and expenses ceded were $168.0 million, $197.3 million and $259.3 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2000, 1999 and 1998, the Company made payments to NMIC and Nationwide Services Company totaling $150.3 million, $124.1 million, and $95.0 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2000, 1999 and 1998, the Company made lease payments to NMIC and its subsidiaries of $14.1 million, $9.9 million and $8.0 million, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. Transactions under the agreements during 2000, 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $321.1 million and $411.7 million as of December 31, 2000 and 1999, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2000 were $65.0 million, $79.7 million and $74.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     BANK LINES OF CREDIT

         Also available as a source of funds to the Company is a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2000. Of the total facility, $300 million is designated to back NLIC's $300 million commercial paper program. Therefore, borrowing capacity under this facility would be reduced by the amount of any commercial paper outstanding.

(14)     CONTINGENCIES

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(15)     SEGMENT INFORMATION

         The Company has redefined its business segments in order to align this disclosure with the way management currently views its core operations. This updated view better reflects the different economics of the Company's various businesses and also aligns well with the current market focus. As a result, the Company now reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment. All 1999 and 1998 amounts have been restated to reflect the new business segments.

         The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

         The Institutional Products segment is comprised of the Company's group pension and payroll deduction business, both public and private sectors, and medium-term note program. The public sector includes the 457 business in the form of fixed and variable annuities. The private sector includes the 401(k) business generated through fixed and variable annuities.

         The Life Insurance segment consists of insurance products, including universal life insurance, corporate-owned life insurance and bank-owned life insurance products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's investment advisory and broker/dealer subsidiary, unallocated expenses and interest expense on short-term borrowings. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments in the Corporate segment.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2000, 1999 and 1998.

                                                          Individual    Institutional      Life
         (in millions)                                      Annuity       Products       Insurance   Corporate     Total
         ===================================================================================================================
         2000:
         Net investment income                            $   483.2     $   827.4     $   289.2    $    55.1     $ 1,654.9
         Other operating revenue                              625.9         251.6         453.9         17.0       1,348.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                      1,109.1       1,079.0         743.1         72.1       3,003.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  396.4         628.8         157.2         --         1,182.4
         Amortization of deferred policy
            acquisition costs                                 238.7          49.2          64.2         --           352.1
         Interest expense on short-term
            borrowings                                         --            --            --            1.3           1.3
         Other benefits and expenses                          192.3         170.3         368.8         33.7         765.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    827.4         848.3         590.2         35.0       2,300.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                281.7         230.7         152.9         37.1         702.4
         Realized losses on investments                        --            --            --          (19.4)        (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   281.7     $   230.7     $   152.9    $    17.7     $   683.0
         ===================================================================================================================

         Assets as of year end                            $45,422.5     $37,217.3     $ 8,103.3    $ 1,824.2     $92,567.3
         -------------------------------------------------------------------------------------------------------------------

         1999:
         Net investment income                            $   458.9     $   771.2     $   253.1    $    37.6     $ 1,520.8
         Other operating revenue                              511.4         211.9         393.0         66.1       1,182.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                        970.3         983.1         646.1        103.7       2,703.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  384.9         580.9         130.5         --         1,096.3
         Amortization of deferred policy
            acquisition costs                                 170.9          41.6          60.1         --           272.6
         Other benefits and expenses                          155.3         142.8         334.7         83.4         716.2
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    711.1         765.3         525.3         83.4       2,085.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                259.2         217.8         120.8         20.3         618.1
         Realized losses on investments                        --            --            --          (11.6)        (11.6)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   259.2     $   217.8     $   120.8    $     8.7     $   606.5
         ===================================================================================================================

         Assets as of year end                            $45,667.8     $39,045.1     $ 6,616.7    $ 1,346.3     $92,675.9
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                            Individual    Institutional     Life
         (in millions)                                        Annuity        Products     Insurance   Corporate     Total
         ===================================================================================================================
         1998:
         Net investment income                              $   431.7     $   784.7     $   225.6    $    39.6    $ 1,481.6
         Other operating revenue                                412.6         167.8         318.5         66.8        965.7
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                          844.3         952.5         544.1        106.4      2,447.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                    357.9         595.7         115.4         --        1,069.0
         Amortization of deferred policy
            acquisition costs                                   129.2          38.9          46.4         --          214.5
         Other benefits and expenses                            125.7         137.5         293.5         78.4        635.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                      612.8         772.1         455.3         78.4      1,918.6
         -------------------------------------------------------------------------------------------------------------------
         Operating income before federal
             income tax                                         231.5         180.4          88.8         28.0        528.7
         Realized gains on investments                           --            --            --           28.4         28.4
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                              $   231.5     $   180.4     $    88.8    $    56.4    $   557.1
         ===================================================================================================================

         Assets as of year end                              $36,641.8     $30,618.4     $ 5,187.6    $ 1,894.3    $74,342.1
         -------------------------------------------------------------------------------------------------------------------

         ----------
         1     Excludes net realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements:

               (1)  Financial statements included
                    in Prospectus
                    (Part A):
                    Condensed Financial Information.

               (2)  Financial statements included
                    in Part B:

                    Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

          Nationwide Variable Account-II:

                    Independent Auditors' Report.

                    Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2000.

                    Statements of Operations for the year ended December 31, 2000.

                    Statements of Changes in Contract Owners' Equity for the years ended December 31, 2000 and 1999.

                    Notes to Financial Statements.

          Nationwide Life Insurance Company and subsidiaries:

                    Independent Auditors' Report.

                    Consolidated Balance Sheets as of December 31, 2000 and
                    1999.

                    Consolidated Statements of Income for the years ended December 31, 2000, 1999 and 1998.

                    Consolidated Statements of Shareholder's Equity for the years ended December 31, 2000, 1999 and 1998.

                    Consolidated Statements of Cash Flows for the years ended December 31, 2000, 1999 and 1998.

                    Notes to Consolidated Financial Statements.

Item 24.  (b)  Exhibits

               (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with the Registration Statement, (SEC File No. 2-75059) and hereby incorporated by reference.

               (2)  Not Applicable

               (3) Underwriting or Distribution of contracts between the Registrant and Principal Underwriter - Filed previously with the Registration Statement, (SEC File No. 2-75059) and hereby incorporated by reference.

               (4) The form of the variable annuity contract - Filed previously with the Registration Statement, (SEC File No. 2-75059) and hereby incorporated by reference.

               (5) Variable Annuity Application - Filed previously with the Registration Statement, (SEC File No. 2-75059) and hereby incorporated by reference.

               (6) Articles of Incorporation of Depositor - Filed previously with the Registration Statement, (SEC File No. 2-75059) and hereby incorporated by reference.

               (7)  Not Applicable

               (8)  Not Applicable

               (9) Opinion of Counsel - Filed previously with the Registration Statement, (SEC File No. 2-75059) and hereby incorporated by reference.

               (10) Not Applicable

               (11) Not Applicable

               (12) Not Applicable

               (13) Performance Advertising Calculation Schedule - Filed
                    previously with Post-Effective Amendment No. 14 to the Registration Statement, (SEC File No. 2-75059) and hereby incorporated by reference.

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

       NAME AND PRINCIPAL                        POSITIONS AND OFFICES
        BUSINESS ADDRESS                             WITH DEPOSITOR
---------------------------------        -------------------------------------
Lewis J. Alphin                                        Director
519 Bethel Church Road
Mount Olive, NC 28365-6107

A. I. Bell                                             Director
4121 North River Road West
Zanesville, OH 43701

Yvonne M. Curl                                         Director
Avaya Inc.
Room 3C322
211 Mt. Airy Road
Basking Ridge, NJ 07290

Kenneth D. Davis                                       Director
7229 Woodmansee Road
Leesburg, OH 45135

Keith W. Eckel                                         Director
1647 Falls Road
Clarks Summit, PA 18411

Willard J. Engel                                       Director
301 East Marshall Street
Marshall, MN 56258

Fred C. Finney                                         Director
1558 West Moreland Road
Wooster, OH 44691

Joseph J. Gasper                         President and Chief Operating Officer
One Nationwide Plaza                                 and Director
Columbus, OH  43215

W.G. Jurgensen                                  Chief Executive Officer
One Nationwide Plaza                                 and Director
Columbus, OH 43215

David O. Miller                           Chairman of the Board and Director
115 Sprague Drive
Hebron, OH 43025

Ralph M. Paige                                         Director
Federation of Southern
Cooperatives/Land Assistance Fund
2769 Church Street
East Point, GA  30344

James F. Patterson                                     Director
8765 Mulberry Road
Chesterland, OH  44026

       NAME AND PRINCIPAL                        POSITIONS AND OFFICES
        BUSINESS ADDRESS                             WITH DEPOSITOR
---------------------------------        -------------------------------------
Arden L. Shisler                                       Director
1356 North Wenger Road
Dalton, OH  44618

Robert L. Stewart                                      Director
88740 Fairview Road
Jewett, OH  43986

Richard D. Headley                             Executive Vice President
One Nationwide Plaza
Columbus, OH 43215

Michael S. Helfer                             Executive Vice President -
One Nationwide Plaza                              Corporate Strategy
Columbus, OH 43215

Donna A. James.                               Executive Vice President -
One Nationwide Plaza                         Chief Administrative Officer
Columbus, OH 43215

Robert A. Oakley                             Executive Vice President -
One Nationwide Plaza                     Chief Financial Officer and Treasurer
Columbus, OH 43215

Robert J. Woodward, Jr.                       Executive Vice President -
One Nationwide Plaza                           Chief Investment Officer
Columbus, Ohio 43215

John R. Cook, Jr.                               Senior Vice President -
One Nationwide Plaza                         Chief Communications Officer
Columbus, OH 43215

Thomas L. Crumrine                               Senior Vice President
One Nationwide Plaza
Columbus, OH 43215

David A. Diamond                               Senior Vice President -
One Nationwide Plaza                              Corporate Strategy
Columbus, OH 43215

Philip C. Gath                                 Senior Vice President -
One Nationwide Plaza                      Chief Actuary - Nationwide Financial
Columbus, OH  43215

Patricia R. Hatler                              Senior Vice President,
One Nationwide Plaza                         General Counsel and Secretary
Columbus, OH 43215

David K. Hollingsworth                        Senior Vice President -
One Nationwide Plaza                           Business Development and
Columbus, OH 43215                                 Sponsor Relations

David R. Jahn                                  Senior Vice President -
One Nationwide Plaza                              Project Management
Columbus, OH 43215

       NAME AND PRINCIPAL                        POSITIONS AND OFFICES
        BUSINESS ADDRESS                             WITH DEPOSITOR
---------------------------------        -------------------------------------
Richard A. Karas                            Senior Vice President - Sales -
One Nationwide Plaza                              Financial Services
Columbus, OH 43215

Gregory S. Lashutka                            Senior Vice President -
One Nationwide Plaza                              Corporate Relations
Columbus, OH 43215

Edwin P. McCausland, Jr.                       Senior Vice President -
One Nationwide Plaza                            Fixed Income Securities
Columbus, OH 43215

Mark D. Phelan                                 Senior Vice President -
One Nationwide Plaza                           Technology and Operations
Columbus, OH 43215

Douglas C. Robinette                            Senior Vice President -
One Nationwide Plaza                                    Claims
Columbus, OH 43215

Mark R. Thresher                               Senior Vice President -
One Nationwide Plaza                        Finance - Nationwide Financial
Columbus, OH 43215

Richard M. Waggoner                            Senior Vice President -
One Nationwide Plaza                                  Operations
Columbus, OH 43215

Susan A. Wolken                             Senior Vice President - Product
One Nationwide Plaza                          Management and Nationwide
Columbus, OH 43215                                Financial Marketing


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
          *   Subsidiaries for which separate financial statements are filed
          ** Subsidiaries included in the respective consolidated financial statements
          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
          ****other subsidiaries

                                                                          NO. VOTING
                                                                  SECURITIES (SEE ATTACHED
                                            STATE/COUNTRY OF            CHART UNLESS
COMPANY                                       ORGANIZATION          OTHERWISE INDICATED)      PRINCIPAL BUSINESS
-------                                  ----------------------   -------------------------   ------------------
The 401(k) Companies, Inc.               Texas                                                Holding company

The 401(k) Company                       Texas                                                Third-party administrator for 401(k)
                                                                                              plans

401(k) Investment Advisors, Inc.         Texas                                                Investment advisor registered with the
                                                                                              SEC

401(k) Investments Services, Inc.        Texas                                                NASD registered broker-dealer

Affiliate Agency, Inc.                   Delaware                                             Insurance agency marketing life
                                                                                              insurance and annuity products through
                                                                                              financial institutions

                                                                          NO. VOTING
                                                                  SECURITIES (SEE ATTACHED
                                            STATE/COUNTRY OF            CHART UNLESS
COMPANY                                       ORGANIZATION          OTHERWISE INDICATED)      PRINCIPAL BUSINESS
-------                                  ----------------------   -------------------------   ------------------
Affiliate Agency of Ohio, Inc.           Ohio                                                 Insurance agency marketing life
                                                                                              insurance and annuity products through
                                                                                              financial institutions

AGMC Reinsurance, Ltd.                   Turks and Caico Islands                              Reinsurance company

AID Finance Services, Inc.               Iowa                                                 Holding company

Allied Document Solutions, Inc.          Iowa                                                 General printing services

ALLIED General Agency Company            Iowa                                                 Managing general agent and surplus
                                                                                              lines broker for property and casualty
                                                                                              insurance products

ALLIED Group, Inc.                       Iowa                                                 Property and casualty holding company

ALLIED Group Insurance Marketing         Iowa                                                 Direct marketer for property and
Company                                                                                       casualty insurance products

ALLIED Property and Casualty Insurance   Iowa                                                 Underwrites general property and
Company                                                                                       casualty insurance

Allnations, Inc.                         Ohio                                                 Promotes international cooperative
                                                                                              insurance organizations

AMCO Insurance Company                   Iowa                                                 Underwrites general property and
                                                                                              casualty insurance

American Marine Underwriters, Inc.       Florida                                              Underwriting manager for ocean cargo
                                                                                              and bulk insurance

Asset Management Holdings, P/C           United Kingdom                                       Holding company

Auto Direkt Insurance Company            Germany                                              Insurance company

Cal-Ag Insurance services, Inc.          California                                           Captive insurance brokerage firm

CalFarm Insurance Agency                 California                                           Former marketing company for
                                                                                              traditional agent producers of CalFarm
                                                                                              Insurance Company

CalFarm Insurance Company                California                                           Multi-line insurance company

Caliber Funding                          Delaware                                             A limited purpose corporation

Colonial County Mutual Insurance         Texas                                                Insurance company
Company

Columbus Insurance Brokerage and         Germany                                              General service insurance broker
Service GmbH

Cooperative Service Company              Nebraska                                             Insurance agency that sells and
                                                                                              services commercial insurance

Damian Securities Limited                England/Wales                                        Investment holding company

Depositors Insurance Company             Iowa                                                 Underwrites property and casualty
                                                                                              insurance

Discover Insurance Agency of Texas,      Texas                                                Insurance agency
LLC

Discover Insurance Agency, LLC           Texas                                                Insurance agency

eNationwide, LLC                         Ohio                                                 Limited liability company that
                                                                                              provides administrative services to
                                                                                              Nationwide's direct operations

Excaliber Funding Corporation            Delaware                                             Limited purpose corporation

                                                                          NO. VOTING
                                                                  SECURITIES (SEE ATTACHED
                                            STATE/COUNTRY OF            CHART UNLESS
COMPANY                                       ORGANIZATION          OTHERWISE INDICATED)      PRINCIPAL BUSINESS
-------                                  ----------------------   -------------------------   ------------------
F&B, Inc.                                Iowa                                                 Insurance agency

Farmland Mutual Insurance Company        Iowa                                                 Mutual insurance company

Fenplace Limited                         England/Wales                                        Inactive

Fenplace Two Ltd.                        England/Wales                                        Previously provided investment
                                                                                              management and advisory services to
                                                                                              business, institutional and private
                                                                                              investors; transferred investment
                                                                                              management activity to Gartmore
                                                                                              Investment Limited

Financial Horizons Distributors Agency   Alabama                                              Insurance agency marketing life
of Alabama, Inc.                                                                              insurance and annuity products through
                                                                                              financial institutions

Financial Horizons Distributors Agency   Ohio                                                 Insurance marketing life insurance and
of Ohio, Inc.                                                                                 annuity products through financial
                                                                                              institutions

Financial Horizons Distributors Agency   Oklahoma                                             Insurance marketing life insurance and
of Oklahoma, Inc.                                                                             annuity products through financial
                                                                                              institutions

Financial Horizons Distributors Agency   Texas                                                Insurance marketing life insurance and
of Texas, Inc.                                                                                annuity products through financial
                                                                                              institutions

*Financial Horizons Investment Trust     Massachusetts                                        Diversified, open-end investment
                                                                                              company

Financial Horizons Securities            Oklahoma                                             Limited broker-dealer doing business
Corporation                                                                                   solely in the financial institution
                                                                                              market

Gartmore 1990 Ltd.                       England/Wales                                        A general partner in a limited
                                                                                              partnership formed to invest in
                                                                                              unlisted securities

Gartmore 1990 Trustee Ltd.               England/Wales                                        Inactive

Gartmore Capital Management Ltd.         England/Wales                                        Investment management and advisory
                                                                                              services to business, institutional
                                                                                              and private investors; transferred
                                                                                              investment management activity to
                                                                                              Gartmore Investment Limited

Gartmore Europe Ltd.                     England/Wales                                        Investment holding company

Gartmore Fund Managers International     Jersey, Channel Islands                              Investment administration and support
Limited

Gartmore Fund Managers Ltd.              England/Wales                                        Authorized unit trust management

Gartmore Indosuez UK Recovery Fund       England/Wales                                        General partner in two limited
                                                                                              partnerships formed to invest in
                                                                                              unlisted securities

                                                                          NO. VOTING
                                                                  SECURITIES (SEE ATTACHED
                                            STATE/COUNTRY OF            CHART UNLESS
COMPANY                                       ORGANIZATION          OTHERWISE INDICATED)      PRINCIPAL BUSINESS
-------                                  ----------------------   -------------------------   ------------------
Gartmore Investment Ltd.                 England/Wales                                        Investment management and advisory
                                                                                              services to pension funds, unit trusts
                                                                                              and other collective investment
                                                                                              schemes, investment trusts and
                                                                                              portfolios for corporate and other
                                                                                              institutional clients

Gartmore Investment Management           Jersey, Channel Islands                              Investment management services
(Channel Islands) Limited

Gartmore Investment Management plc       England/Wales                                        Investment holding company

Gartmore Investment Services GmbH        Germany                                              Marketing support

Gartmore Investment Services Ltd.        England/Wales                                        Investment holding company

Gartmore Japan Limited                   Japan                                                Investment management

Gartmore Nominees Ltd.                   England/Wales                                        Inactive

Gartmore Nominees (Jersey) Ltd.          Jersey, Channel Islands                              Inactive

Gartmore Pension Fund Trustees, Ltd.     England/Wales                                        Trustee of Gartmore Pension Scheme

Gartmore Scotland Ltd.                   Scotland                                             Inactive

Gartmore Securities Ltd.                 England/Wales                                        Investment holding company; joint
                                                                                              partner in Gartmore Global Partners

Gartmore U.S. Ltd.                       England/Wales                                        Joint partner in Gartmore Global
                                                                                              Partners

GIL Nominees Ltd.                        England/Wales                                        Inactive

GatesMcDonald Health Plus Inc.           Ohio                                                 Managed care organization

Gates, McDonald & Company                Ohio                                                 Services employers for managing
                                                                                              workers' and unemployment compensation
                                                                                              matters

Gates, McDonald & Company of Nevada      Nevada                                               Self-insurance administration, claims
                                                                                              examinations and data processing
                                                                                              services

Gates, McDonald & Company of New York,   New York                                             Workers' compensation/self-insured
Inc.                                                                                          claims administration services to
                                                                                              employers with exposure in New York

Insurance Intermediaries, Inc.           Ohio                                                 Insurance agency providing commercial
                                                                                              property and casualty brokerage
                                                                                              services

Landmark Financial Services of New       New York                                             Insurance agency marketing life
York, Inc.                                                                                    insurance and annuity products through
                                                                                              financial institutions

                                                                          NO. VOTING
                                                                  SECURITIES (SEE ATTACHED
                                            STATE/COUNTRY OF            CHART UNLESS
COMPANY                                       ORGANIZATION          OTHERWISE INDICATED)      PRINCIPAL BUSINESS
-------                                  ----------------------   -------------------------   ------------------
Leben Direkt Insurance Company           Germany                                              Life insurance through direct mail

Lone Star General Agency, Inc.           Texas                                                General agent to market non-standard
                                                                                              automobile and motorcycle insurance
                                                                                              for Colonial Mutual Insurance Company

MedProSolutions, Inc.                    Massachusetts                                        Provides third-party administration
                                                                                              services for workers compensation,
                                                                                              automobile injury and disability
                                                                                              claims

Morley & Associates, Inc.                Oregon                                               Insurance brokerage

Morley Capital Management, Inc.          Oregon                                               Investment adviser and stable value
                                                                                              money management

Morley Financial Services, Inc.          Oregon                                               Holding company

Morley Research Associates, Ltd.         Delaware                                             Credit research consulting

**MRM Investments, Inc.                  Ohio                                                 Owns and operates a recreational ski
                                                                                              facility

**National Casualty Company              Wisconsin                                            Insurance company

National Casualty Company of America,    England                                              Insurance company
Ltd.

National Deferred Compensation, Inc.     Ohio                                                 Administers deferred compensation
                                                                                              plans for public employees

**National Premium and Benefit           Delaware                                             Provides third-party administration
Administration Company                                                                        services

Nationwide Advisory Services, Inc.       Ohio                                                 Registered broker-dealer providing
                                                                                              investment management and
                                                                                              administrative services

Nationwide Affinity Insurance Company    Kansas                                               Insurance company
of America

**Nationwide Agency, Inc.                Ohio                                                 Insurance agency

Nationwide Agribusiness Insurance        Iowa                                                 Provides property and casualty
Company                                                                                       insurance primarily to agricultural
                                                                                              business

Nationwide Arena, LLC                    Ohio                                                 Limited liability company related to
                                                                                              arena development

*Nationwide Asset Allocation Trust       Ohio                                                 Diversified open-end investment
                                                                                              company

Nationwide Asset Management Holdings,    United Kingdom                                       Holding company
Ltd.

                                                                          NO. VOTING
                                                                  SECURITIES (SEE ATTACHED
                                            STATE/COUNTRY OF            CHART UNLESS
COMPANY                                       ORGANIZATION          OTHERWISE INDICATED)      PRINCIPAL BUSINESS
-------                                  ----------------------   -------------------------   ------------------
Nationwide Assurance Company             Wisconsin                                            Underwrites non-standard automobile
                                                                                              and motorcycle insurance

Nationwide Cash Management Company       Ohio                                                 Investment securities agent

Nationwide Corporation                   Ohio                                                 Holding company for entities
                                                                                              affiliated with Nationwide Mutual
                                                                                              Insurance Company

Nationwide Exclusive Distribution        Ohio                                                 A limited liability company providing
Company, LLC                                                                                  agency support services to Nationwide
                                                                                              exclusive agents

Nationwide Financial Assignment Company  Ohio                                                 Assignment company to administer
                                                                                              structured settlement business

Nationwide Financial Institution         Delaware                                             Insurance agency
Distributors Agency, Inc.

Nationwide Financial Institution         New Mexico                                           Insurance agency
Distributors Agency, Inc. of New Mexico

Nationwide Financial Institution         Massachusetts                                        Insurance agency
Distributors Agency, Inc. of
Massachusetts

Nationwide Financial Services            Bermuda                                              Long-term insurer which issued
(Bermuda) Ltd.                                                                                variable annuity and variable life
                                                                                              products to persons outside the U.S.
                                                                                              and Bermuda

Nationwide Financial Services Capital    Delaware                                             Trust which issues and sells
Trust                                                                                         securities and uses proceeds to
                                                                                              acquire debentures

Nationwide Financial Services Capital    Delaware                                             Trust which issues and sells
Trust II                                                                                      securities and uses proceeds to
                                                                                              acquire debentures

Nationwide Financial Services, Inc.      Delaware                                             Holding company for entities
                                                                                              associated with Nationwide Mutual
                                                                                              Insurance Company

Nationwide Foundation                    Ohio                                                 Not-for profit corporation

Nationwide General Insurance Company     Ohio                                                 Primarily provides automobile and fire
                                                                                              insurance to select customers

Nationwide Global Finance, LLC           Ohio                                                 Acts as a support company for
                                                                                              Nationwide Global Holdings, Inc. and
                                                                                              its international capitalization
                                                                                              efforts

Nationwide Global Funds                  Luxembourg                                           Exempted company with limited
                                                                                              liability for purpose of issuing
                                                                                              investment shares to segregated asset
                                                                                              accounts of Nationwide Financial
                                                                                              Services (Bermuda) Ltd. and to
                                                                                              non-U.S. resident investors

                                                                          NO. VOTING
                                                                  SECURITIES (SEE ATTACHED
                                            STATE/COUNTRY OF            CHART UNLESS
COMPANY                                       ORGANIZATION          OTHERWISE INDICATED)      PRINCIPAL BUSINESS
-------                                  ----------------------   -------------------------   ------------------
Nationwide Global Holdings, Inc.         Ohio                                                 Holding company for Nationwide
                                                                                              Insurance Enterprise international
                                                                                              operations

Nationwide Global Holdings, Inc.-NGH     Grand Duchy of                                       Analyzes European market of life
Luxembourg Branch                        Luxembourg                                           insurance

Nationwide Global Japan, Inc.            Delaware                                             Holding company

Nationwide Global Limited                Hong Kong                                            Primarily a holding company for
                                                                                              Nationwide Global Holdings, Inc. Asian
                                                                                              operations

Nationwide Global Holdings-NGH Brasil    Brazil                                               Holding company
Participacoes LTDA

Nationwide Health Plans, Inc.            Ohio                                                 Health insuring organization

Nationwide Home Mortgage Company         Iowa                                                 Mortgage lendor

Nationwide Holdings, SA                  Brazil                                               Participates in other companies
                                                                                              related to international operations

*Nationwide Indemnity Company            Ohio                                                 Reinsurance company assuming business
                                                                                              from Nationwide Mutual Insurance
                                                                                              Company and other insurers within the
                                                                                              Nationwide Insurance Enterprise

Nationwide Insurance Company of America  Wisconsin                                            Independent agency personal lines
                                                                                              underwriter of property and casualty
                                                                                              insurance

Nationwide Insurance Company of Florida  Ohio                                                 Transacts general insurance business
                                                                                              except life insurance

Nationwide International Underwriters    California                                           Special risks, excess and surplus
                                                                                              lines underwriting manager

Nationwide Investing Foundation          Michigan                                             Provides investors with continuous
                                                                                              source of investment under management
                                                                                              of trustees

*Nationwide Investing Foundation II      Massachusetts                                        Diversified, open-end investment
                                                                                              company

Nationwide Investment Services           Oklahoma                                             Registered broker-dealer
Corporation

Nationwide Investors Services, Inc.      Ohio                                                 Stock transfer agent

**Nationwide Life and Annuity            Ohio                                                 Life insurance company
Insurance Company

**Nationwide Life Insurance Company      Ohio                                                 Life insurance company

                                                                          NO. VOTING
                                                                  SECURITIES (SEE ATTACHED
                                            STATE/COUNTRY OF            CHART UNLESS
COMPANY                                       ORGANIZATION          OTHERWISE INDICATED)      PRINCIPAL BUSINESS
-------                                  ----------------------   -------------------------   ------------------
Nationwide Lloyds                        Texas                                                Commercial property insurance in Texas

Nationwide Management Systems, Inc.      Ohio                                                 Preferred provider organization,
                                                                                              products and related services

Nationwide Mutual Fire Insurance         Ohio                                                 Mutual insurance company
Company

*Nationwide Mutual Funds                 Ohio                                                 Diversified, open-end investment
                                                                                              company

Nationwide Mutual Insurance Company      Ohio                                                 Mutual insurance company

Nationwide Properties, Ltd.              Ohio                                                 Develop, own and operate real estate
                                                                                              and real estate investments

Nationwide Property and Casualty         Ohio                                                 Insurance company
Insurance Company

Nationwide Realty Investors, Inc.        Ohio                                                 Develop, own and operate real estate
                                                                                              and real estate investments

Nationwide Retirement Plan Services,     Ohio                                                 Insurance agency
Inc.

Nationwide Retirement Solutions, Inc.    Delaware                                             Market and administer deferred
                                                                                              compensation plans for public
                                                                                              employees

Nationwide Retirement Solutions, Inc.    Alabama                                              Market and administer deferred
of Alabama                                                                                    compensation plans for public
                                                                                              employees

Nationwide Retirement Solutions, Inc.    Arizona                                              Market and administer deferred
of Arizona                                                                                    compensation plans for public
                                                                                              employees

Nationwide Retirement Solutions, Inc.    Arkansas                                             Market and administer deferred
of Arkansas                                                                                   compensation plans for public
                                                                                              employees

Nationwide Retirement Solutions, Inc.    Montana                                              Market and administer deferred
of Montana                                                                                    compensation plans for public
                                                                                              employees

Nationwide Retirement Solutions, Inc.    Nevada                                               Market and administer deferred
of Nevada                                                                                     compensation plans for public
                                                                                              employees

Nationwide Retirement Solutions, Inc.    New Mexico                                           Market and administer deferred
of New Mexico                                                                                 compensation plans for public
                                                                                              employees

Nationwide Retirement Solutions, Inc.    Ohio                                                 Market variable annuity contracts to
of Ohio                                                                                       members of the National Education
                                                                                              Association in the state of Ohio

                                                                   NO. VOTING SECURITIES
                                                                       (SEE ATTACHED
                                            STATE/COUNTRY OF            CHART UNLESS
COMPANY                                       ORGANIZATION          OTHERWISE INDICATED)      PRINCIPAL BUSINESS
-------                                  ----------------------   -------------------------   ------------------
Nationwide Retirement Solutions, Inc.    Oklahoma                                             Market variable annuity contracts to
of Oklahoma                                                                                   members of the National Education
                                                                                              Association in the state of Oklahoma

Nationwide Retirement Solutions, Inc.    South Dakota                                         Market and administer deferred
of South Dakota                                                                               compensation plans for public
                                                                                              employees

Nationwide Retirement Solutions, Inc.    Texas                                                Market and administer deferred
of Texas                                                                                      compensation plans for public
                                                                                              employees

Nationwide Retirement Solutions, Inc.    Wyoming                                              Market variable annuity contracts to
of Wyoming                                                                                    members of the National Education
                                                                                              Association in the state of Wyoming

Nationwide Retirement Solutions          Massachusetts                                        Market and administer deferred
Insurance Agency Inc.                                                                         compensation plans for public
                                                                                              employees

Nationwide Seguradora S.A.               Brazil                                               Engage in elementary, health and life
                                                                                              insurance; private open pension and
                                                                                              wealth concession plans

*Nationwide Separate Account Trust       Massachusetts                                        Diversified, open-end investment
                                                                                              company

Nationwide Services Company, LLC.        Ohio                                                 Single member limited liability
                                                                                              company performing shared services
                                                                                              functions for the Nationwide Insurance
                                                                                              Enterprise

Nationwide Towarzstwo Ubezieczen na      Poland                                               Life insurance and pension products in
Zycie SA                                                                                      Poland

Nationwide Trust Company, FSB            United States                                        Federal savings bank chartered by the
                                                                                              Office of Thrift Supervision in U.S.
                                                                                              Department of Treasury to exercise
                                                                                              custody and fiduciary powers

Nationwide UK Asset Management           United Kingdom                                       Holding company
Holdings, Ltd.

Nationwide UK Holding Company, Ltd.      United Kingdom                                       Holding company

Neckura Holding Company                  Germany                                              Administrative services for Neckura
                                                                                              Insurance Group

Neckura Insurance Company                Germany                                              Insurance company

Neckura Life Insurance Company           Germany                                              Life and health insurance company

                                                                   NO. VOTING SECURITIES
                                                                       (SEE ATTACHED
                                            STATE/COUNTRY OF            CHART UNLESS
COMPANY                                       ORGANIZATION          OTHERWISE INDICATED)      PRINCIPAL BUSINESS
-------                                  ----------------------   -------------------------   ------------------
Nevada Independent                       Nevada                                               Workers' compensation administrative
Companies-Construction                                                                        services to Nevada employers in the
                                                                                              construction industry

Nevada Independent Companies-Health      Nevada                                               Workers' compensation administrative
and Nonprofit                                                                                 services to Nevada employers in health
                                                                                              and nonprofit industries

Nevada Independent Companies-            Nevada                                               Workers' compensation administrative
Hospitality and Entertainment                                                                 services to Nevada employers in the
                                                                                              hospitality and entertainment
                                                                                              industries

Nevada Independent Companies-            Nevada                                               Workers' compensation administrative
Manufacturing, Transportation and                                                             services to Nevada employers in the
Distribution                                                                                  manufacturing, transportation and
                                                                                              distribution industries

NFS Distributors, Inc.                   Delaware                                             Holding company for Nationwide
                                                                                              Financial Services, Inc. distribution
                                                                                              companies

NGH Luxembourg, S.A                      Luxembourg                                           Acts primarily as holding company for
                                                                                              Nationwide Global Holdings, Inc.
                                                                                              European operations

NGH Netherlands, B.V.                    The Netherlands                                      Holding company for other overseas
                                                                                              companies

NGH UK, Ltd.                             United Kingdom                                       Assists Nationwide Global Holdings,
                                                                                              Inc. with European operations and
                                                                                              marketing

Northpointe Capital LLC                  Delaware                                             Limited liability company for
                                                                                              investments

PanEuroLife                              Luxembourg                                           Life insurance company providing
                                                                                              individual life insurance primarily in
                                                                                              the UK, Belgium and France

Pension Associates, Inc.                 Wisconsin                                            Pension plan administration and record
                                                                                              keeping services

Portland Investment Services, Inc.       Oregon                                               NASD registered broker-dealer

Premier Agency, Inc.                     Iowa                                                 Insurance agency

Riverview Agency, Inc.                   Texas                                                Has a pending application to become a
                                                                                              licensed insurance agency with the
                                                                                              Texas Department of Insurance

                                                                   NO. VOTING SECURITIES
                                                                       (SEE ATTACHED
                                            STATE/COUNTRY OF            CHART UNLESS
COMPANY                                       ORGANIZATION          OTHERWISE INDICATED)      PRINCIPAL BUSINESS
-------                                  ----------------------   -------------------------   ------------------
Riverview Agency, Inc.                   Texas                                                Has a pending application to become a
                                                                                              licensed insurance agency with the
                                                                                              Texas Department of Insurance

Scottsdale Indemnity Company             Ohio                                                 Insurance company

Scottsdale Insurance Company             Ohio                                                 Insurance company

Scottsdale Surplus Lines Insurance       Arizona                                              Provides excess and surplus lines
Company                                                                                       insurance coverage on a non-admitted
                                                                                              basis

Siam-Ar-Na-Khet Company Limited          Thailand                                             Holding company

Sun Direct                               Germany                                              Writes direct auto insurance
Versicherungs-Atiengesclischaft

SVM Sales GmbH, Neckura Insurance Group  Germany                                              Recruits and supervises external sales
                                                                                              partners who obtain new business for
                                                                                              the Neckura Group as well as to offer
                                                                                              financial services

Thai Prasit Nationwide Company Limited   Thailand                                             Holding company

Union Bond & Trust Company               Oregon                                               Oregon state bank with trust powers

Vertboise, SA                            Luxembourg                                           Real property holding company

Vicpic Ltd.                              England/Wales                                        Inactive

Villanova Capital, Inc.                  Delaware                                             Holding company

Villanova Distribution Services, Inc.    Iowa                                                 Broker-dealer

Villanova Global Asset Management Trust  Delaware                                             Holding company for Gartmore Group and
                                                                                              a registered investment advisor

Villanova Mutual Fund Capital Trust      Delaware                                             Trust designed to act as a registered
                                                                                              investment advisor

Villanova SA Capital Trust               Delaware                                             Trust designed to act as a registered
                                                                                              investment advisor

Villanova Securities, LLC                Delaware                                             Provides brokerage services for block
                                                                                              mutual fund trading for both
                                                                                              affiliated and non-affiliated
                                                                                              investment advisors and performs block
                                                                                              mutual fund trading directly with fund
                                                                                              companies

Western Heritage Insurance Company       Arizona                                              Underwrites excess/surplus lines of
                                                                                              property and casualty insurance

                                                                   NO. VOTING SECURITIES
                                                                       (SEE ATTACHED
                                            STATE/COUNTRY OF            CHART UNLESS
COMPANY                                       ORGANIZATION          OTHERWISE INDICATED)      PRINCIPAL BUSINESS
-------                                  ----------------------   -------------------------   ------------------
* MFS Variable Account                   Ohio                     Nationwide Life Separate    Issuer of Annuity Contracts
                                                                  Account

* Nationwide Multi-Flex Variable         Ohio                     Nationwide Life Separate    Issuer of Annuity Contracts
  Account                                                         Account

* Nationwide VA Separate Account-A       Ohio                     Nationwide Life and         Issuer of Annuity Contracts
                                                                  Annuity Separate Account

* Nationwide VA Separate Account-B       Ohio                     Nationwide Life and         Issuer of Annuity Contracts
                                                                  Annuity Separate Account

* Nationwide VA Separate Account-C       Ohio                     Nationwide Life and         Issuer of Annuity Contracts
                                                                  Annuity Separate Account

* Nationwide VA Separate Account-D       Ohio                     Nationwide Life and         Issuer of Annuity Contracts
                                                                  Annuity Separate Account

* Nationwide Variable Account            Ohio                     Nationwide Life Separate    Issuer of Annuity Contracts
                                                                  Account

* Nationwide Variable Account-II         Ohio                     Nationwide Life Separate    Issuer of Annuity Contracts
                                                                  Account

* Nationwide Variable Account-3          Ohio                     Nationwide Life Separate    Issuer of Annuity Contracts
                                                                  Account

* Nationwide Variable Account-4          Ohio                     Nationwide Life Separate    Issuer of Annuity Contracts
                                                                  Account

* Nationwide Variable Account-5          Ohio                     Nationwide Life Separate    Issuer of Annuity Contracts
                                                                  Account

* Nationwide Variable Account-6          Ohio                     Nationwide Life Separate    Issuer of Annuity Contracts
                                                                  Account

* Nationwide Fidelity Advisor            Ohio                     Nationwide Life Separate    Issuer of Annuity Contracts
  Variable Account                                                Account

* Nationwide Variable Account-8          Ohio                     Nationwide Life Separate    Issuer of Annuity Contracts
                                                                  Account

* Nationwide Variable Account-9          Ohio                     Nationwide Life Separate    Issuer of Annuity Contracts
                                                                  Account

* Nationwide Variable Account-10         Ohio                     Nationwide Life Separate    Issuer of Annuity Contracts
                                                                  Account

  Nationwide Variable Account-11         Ohio                     Nationwide Life Separate    Issuer of Annuity Contracts
                                                                  Account

                                                                          NO. VOTING
                                                                  SECURITIES (SEE ATTACHED
                                            STATE/COUNTRY OF            CHART UNLESS
COMPANY                                       ORGANIZATION          OTHERWISE INDICATED)      PRINCIPAL BUSINESS
-------                                  ----------------------   -------------------------   ------------------
* Nationwide VL Separate Account-A       Ohio                     Nationwide Life and         Issuer of Life Insurance
                                                                  Annuity Separate Account    Policies

  Nationwide VL Separate Account-B       Ohio                     Nationwide Life and         Issuer of Life Insurance
                                                                  Annuity Separate Account    Policies

* Nationwide VL Separate Account-C       Ohio                     Nationwide Life and         Issuer of Life Insurance
                                                                  Annuity Separate Account    Policies

* Nationwide VL Separate                 Ohio                     Nationwide Life and         Issuer of Life Insurance
  Account -D                                                      Annuity Separate Account    Policies

* Nationwide VLI Separate Account        Ohio                     Nationwide Life Separate    Issuer of Life Insurance
                                                                  Account                     Policies

* Nationwide VLI Separate Account-2      Ohio                     Nationwide Life Separate    Issuer of Life Insurance
                                                                  Account                     Policies

* Nationwide VLI Separate Account-3      Ohio                     Nationwide Life Separate    Issuer of Life Insurance
                                                                  Account                     Policies

* Nationwide VLI Separate Account-4      Ohio                     Nationwide Life Separate    Issuer of Life Insurance
                                                                  Account                     Policies

* Nationwide VLI Separate Account-5      Ohio                     Nationwide Life Separate    Issuer of Life Insurance
                                                                  Account                     Policies

                                                                                                                         (left side)








           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   NATIONWIDE AFFINITY   |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|       OF AMERICA        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 500,000    |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%       $23,843,431   |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 300,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI-100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         ALLIED          |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    DOCUMENT SOLUTIONS,  |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           INC.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-88.9%                 |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                                        ----------------------------
                                                                        |          WESTERN         |
                                                                        |    HERITAGE INSURANCE    |
                                                                        |          COMPANY         |
                                                                        |                          |
                                                                        |Common Stock: 4,776,076   |--------------------------------
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-100%      $57,000,000 |
                                                                        ----------------------------


                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  --------------------|---------------------                                              ------------------|-----------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |------------------------------------------
     ||                                          |
     ||  --------------------------------        |   --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |
     ||  |Guaranty Fund                 |        |   |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |
         |Certificate                   |   |    |---|------------     Shares       |
         |-----------                   |   |    |   |                              |
         |                 Cost         |   |    |   |                 Cost         |
         |                 ----         |   |    |   |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |
         |                              |   |    |   |         AND CASUALTY         |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |
         |------------                  |   |    |   |Common Stock:    60,000       |
         |                              |---|    |---|------------     Shares       |
         |                 Cost         |   |    |   |                              |
         |                 ----         |   |    |   |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |
         |           COMPANY            |   |    |   |            COMPANY           |
         |Common Stock:    600 Shares   |   |    |   |                              |
         |------------                  |----    |---|Common Stock:    1,750        |
         |                              |        |   |------------     Shares       |
         |                 Cost         |            |                              |
         |                 ----         |        |   |                 Cost         |
         |Farmland                      |        |   |                 ----         |
         |Mutual-100%      $5,336,063   |        |   |Casualty-100%    $41,750,000  |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |   --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |
         |             (SIC)            |        |   |                              |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |
     |---|------------     Shares       |--------|---|------------     Shares       |
     |   |                              |        |   |                              |
     |   |                              |        |   |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital:                |
     |   |                              |        |   |-------------                 |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |
     |   --------------------------------        |   -------------------------------
     |                                           |
     |   --------------------------------        |   --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |
     |---|------------     Shares       |        |---|  -------------               |
     |   |                              |        |   |                              |
     |   |                 Cost         |        |   |                 Cost         |
     |   |                 ----         |        |   |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |
     |   |                              |        |   |                              |
     |   --------------------------------        |   ----------------|---------------
     |                                           |                   |
     |   --------------------------------        |   ----------------|---------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |
     |   |           COMPANY            |        |   |                              |
     |   |Common Stock:    10,000       |        |   |                              |
  ---|---|------------     Shares       |        |   |                              |
         |                              |        |   |                              |
         |                 Cost         |        |   |                              |
         |                 ----         |        |   |                              |
         |SIC-100%         $10,000      |        |   |NC-100%                       |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |
         |             RP&C             |        |
         |         INTERNATIONAL        |        |
         |                              |        |
         |Common Stock:    1,050        |        |
         |------------     Shares       |---------
         |                              |
         |                 Cost         |
         |                 ----         |
         |Casualty-21.9%  $2,400,740    |
         |                              |
         --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
--|------------------------------------------|-------------------------------------------|--------------------|      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     ---------------|------|--------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,320,978,093 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    116,847,783 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,186 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |....|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16.1%   $92,575           |
  |     |                              |     |    |                              |       |     |Fire-16.1%       $92,717           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |....|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |             COMPANY          |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |             |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |             |                 ----              |
  |     |                 Cost         |     |    --------------------------------             |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             ------------------|------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |                               |
  |     --------------------------------     |    |            (eNat)            |             ------------------|------------------
  |                                          |    |                              |             |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |             |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |....|     Single Member Limited    |             |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |             |                                   |
  |     |                              |          |                              |             |                                   |
  |     |Single Member Limited         |     |----|                              |             |Common Stock:    1,000 shares      |
  |.....|Liability Company             |     |    |                              |             |-------------                      |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-100%                 |             |                                   |
  |     |Casualty-100%                 |     |    |                              |             |                                   |
  |     |                              |     |    --------------------------------             |CalFarm Insurance                  |
  |     --------------------------------     |                                                 |Company - 100%                     |
  |                                          |    --------------------------------             ------------------|------------------
  |                                          |    |      DISCOVER INSURANCE      |                               |
  |     --------------------------------     |    |         COMPANY, LLC         |             ------------------|------------------
  |     |       AMERICAN MARINE        |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |             |                                   |
  |     |Common Stock:   20 Shares     |     |....|     Liability Company        |             |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |             |------------                       |
  |     |                 Cost         |     |    |                              |             |                                   |
  |     |                 ----         |     |    |eNat-100%                     |             |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |
  |     |      COMPANY OF FLORIDA       |    |    |                              |
  |     |                               |    |    |      Single Member Limited   |
  |     |                               |    |....|        Liability Company     |
  |     |Common Stock:    10,000 Shares |         |                              |
  |-----|-------------                  |         |                              |
        |                 Cost          |         |                              |
        |                 ----          |         |                              |
        |Casualty-100%    $300,000,000  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            September 30, 2001

                                                                                                                       (Left Side)

              |----------------------------------|-----------------------------------|----------------------------------------------
              |                                  |                                   |
--------------|--------------      --------------|--------------      ---------------|-------------   -----------------------------
| NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |   |   NFS DISTRIBUTORS, INC.  |
|     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |   |           (NFSDI)         |
|                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |   |                           |
| Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |   |                           |
| ------------  Shares      |      | ---------------           |      |               Cost        |   |                           |
|                           |      |                           |      |               ----        |   |                           |
| NFS-100%                  |      | NFS-100%                  |      | NFS-100%      $3,000,000  |   | NFS-100%                  |
---|-------------------------      -----------------------------      -----------------------------   --------------|--------------
   |
   |                                                                       |----------------------------------------|---------------
   |  -----------------------------                      ------------------|----------                --------------|--------------
   |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |                |     NATIONAL DEFERRED     |
   |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |                |     COMPENSATION, INC.    |
   |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |                |                           |
   |  | Common Stock: 7,676       |                      |                           |                |                           |
   |--| ------------  Shares      |                      |                           |                |                           |
   |  |                           |                      |                           |                |                           |
   |  |               Cost        |                      | Common Stock: 1,000 Shares|                |                           |
   |  |               ----        |                      | ------------              |                |                           |
   |  | NW Life-100%  $5,996,261  |                      | NFSDI-100%                |                | NFSDI-100%                |
   |  -----------------------------                      --------------|--||----------                --------------||-------------
   |                                                                   |  ||                                        ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------               ||
   |  |    NATIONWIDE LIFE AND    |      |     FINANCIAL HORIZONS    | |  ||  |                     |               ||
   |  | ANNUITY INSURANCE COMPANY |      |    DISTRIBUTORS AGENCY    | |  ||  |                     |               ||
   |  |                           |      |      OF ALABAMA, INC.     | |  ||  |                     |               ||
   |  | Common Stock: 66,000      |      |                           | |  ||  |      FLORIDA        |               ||
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  |      RECORDS        |===============||
   |  |                           |      | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
   |  |                           |      |                           | |  ||  |        INC          |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $133,070,003 |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE INVESTMENT   |      |    LANDMARK FINANCIAL     | |  ||  |                     |
   |  |   SERVICES CORPORATION    |      |        SERVICES OF        | |  ||  |                     |
   |  |                           |      |       NEW YORK, INC.      | |  ||  |                     |
   |  | Common Stock: 5,000       |      |                           | |  ||  |                     |
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |  |                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |      OF OHIO, INC   |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $529,728     |      | NFIDAI-100% $10,100       | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE FINANCIAL    |      |     FINANCIAL HORIZONS    | |  ||  |                     |
   |  |       ASSIGNMENT          |      |      SECURITIES CORP.     | |  ||  |                     |
   |  |        COMPANY            |      |                           | |  ||  |                     |
   |  |                           |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |--|                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  |                           |      |               ----        | |  ||  |                     |
   |  | NW Life-100%              |      | NFIDAI-100% $153,000      | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |     NATIONWIDE REALTY     |      |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
   |  |      INVESTORS, LTD.      |      |                           | |  ||  |                     |
   |  |                           |      |                           | |  ||  |                     |
   |  | Units:                    |      | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
   |--| ------                    |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |    OF TEXAS, INC    |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  | NW Life-70%               |      |               ----        | |  ||  |                     |
   |  | NW Mutual-30%             |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
   |  |       PROPERTIES, LTD.    |      | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
   |  |                           |      |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
   |  | Units:                    |      |       INC. OF MASS.       | |  ||  |                     |
   |--| ------                    |      |                           |--  ||  |Common Stock: 750    |
   |  |                           |      |Common Stock: 100 Shares   | |  ||--|------------  Shares |
   |  |                           |      |------------               | |      |                     |
   |  | NW Life-97.6%             |      |                           | |      |                     |
   |  | NW Mutual-2.4%            |      |NFIDAI-100%                | |      |NFIDAI-100%          |
   |  -----------------------------      ----------------------------- |      -----------------------
   |  -----------------------------      ----------------------------- |
   |  |   NATIONWIDE COMMUNITY    |      |   NATIONWIDE FINANCIAL    | |
   |  |   DEVELOPMENT CORP., LLC  |      | INSTITUTION DISTRIBUTORS  | |
   |  |                           |      |        AGENCY, INC.       | |
   |  | Units:                    |      |       OF NEW MEXICO       |--
    --| ------                    |      |                           |
      |                           |      |Common Stock: 100 Shares   |
      |                           |      |------------               |
      | NW Life-67%               |      |                           |
      | NW Indemnity-33%          |      |NFIDAI-100%                |
      -----------------------------      -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,320,978,093 |
                                                  |FIRE            649,510    116,847,783 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |Class B      NW Corp-100%  |
                                                      ---------------|-------------
                                                                     |
-------------------------------------|-------------------------|--------------------------|-------------------------|
                                     |                         |                          |                         |
                         ------------|------------ ------------|------------ -------------|------------ ------------|-------------
                         |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |VILLANOVA CAPITAL, INC. |
                         |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
                         |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
                         |                       | |------------- Shares   | |                        | |NFS-96%                 |
                         |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
                         |                       | |              ----     | |              ----      | |---------------  Shares |
                         | NFS-100%              | |NFS-100%   $13,500,000 | | NFS-100%     $2,839,392| |NFS-100%                |
                         ------------------------- ------------------------- -------------------------- ------------|-------------
                                                                                                                    |
--------------|-----------------------|--------------------------|                        |-------------------------|---------------
              |        ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
              |        |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | | VILLANOVA S.A. CAPITAL| |    MORLEY FINANCIAL   |
              |        |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (VSA)       | |SERVICES, INC. (MORLEY)|
              |        |                          | |Common Stock:  236,494  | |                       | |Common Stock:  82,343  |
              |        |Common Stock:   Control   | |-------------  Shares   | |                       | |------------   Shares  |
              |        |-------------   -------   | |                        | |                       | |                       |
              |        |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
              |        |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
              |        --------|------------------- -------------|------------ -----------------|------- -----------|-------------
              |                |                                 |                              |                   |
              |                |                                 |                              |                   |------------|
              |                |                                 |                              |                                |
--------------|------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|  NATIONWIDE RETIREMENT  |    |   |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |         NATIONWIDE       |  |
|   PLAN SERVICES, INC.   |    |   |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
|                         |    |   |                          |  |  |      NEW MEXICO        |  |  |                          |  |
|Common Stock:  Control:  |    |   |Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
|-------------  --------  |    |   |------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
|Class A          NFS-100%|    |   |              Cost        |  |  |               Cost     |  |  |              Cost        |  |
|Class B        NFSDI-100%|    |   |              ----        |  |  |               ----     |  |  |              ----        |  |
|                         |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |VSA-100%      $5,000      |  |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|    401(k) INVESTMENT    |    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
|      SERVICES, INC.     |    |   |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |      SO. DAKOTA        |  |  |                          |  |
|Common Stock: 1,000,000  |    |   |Common Stock: 1,000       |  |  | Common Stock: 1,000    |  |  |                          |  |
|------------  Shares     |----|   |------------- Shares      |--|--| ------------- Shares   |  |==|     LUXEMBOURG SICAV     |  |--
|                         |    |   |              Cost        |  |  |               Cost     |  |  |                          |  |
|               Cost      |    |   |              ----        |  |  |               ----     |  |  |                          |  |
|               ----      |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |                          |  |
|401(k)-100%    $7,800    |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |                                 |                              |                                |
                               |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |   |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |  VILLANOVA DISTRIBUTION  |  |
|    401(k) INVESTMENT    |    |   |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
|      ADVISORS, INC.     |    |   |         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
|                         |    |   |Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
|Common Stock:  1,000     |    |   |------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
|------------   Shares    |----|   |              Cost        |  |  |              Cost      |  |  |              Cost        |  |
|                         |    |   |              ----        |  |  |              ----      |  |  |              ----        |  |
|               Cost      |    |   |NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |VSA-100%      $146,653    |  |
|               ----      |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|401(k)-100%    $1,000    |    |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   CORVIANT CORPORATION   |  |
---------------------------    |   |      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |           (CC)           |  |
|   THE 401(k) COMPANY    |    |   |       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
|                         |    |   |Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
|Common Stock: 855,000    |    |   |------------- Shares      |--|==|                        |  |--|Series A Preferred:250,000|  |--
|------------  Shares     |----|   |                          |  |  |                        |  |  |------------------ Shares |  |
|                         |    |   |              Cost        |  |  |                        |  |  |                   Cost   |  |
|              Cost       |    |   |              ----        |  |  |                        |  |  |                   ----   |  |
|              ----       |    |   |NRS-100%      $1,000      |  |  |                        |  |  |VSA-100%       $10,000,000|  |
|401(k)-100%   $1,000     |    |   ----------------------------  |  --------------------------  |  -----------------.----------  |
---------------------------    |                                 |                              |                   .            |
                               |   ----------------------------  |  --------------------------  |  -----------------.----------  |
---------------------------    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  | VILLANOVA SECURITIES, LLC|  |
|                         |    |   |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |        OKLAHOMA        |  |  |                          |  |
|  RIVERVIEW AGENCY, INC. |    |   |Common Stock: 500         |  |  |                        |  |  |                          |  |
|                         |====|   |------------- Shares      |--|==|                        |  |  |                          |  |--
|                         |        |              Cost        |  |  |                        |  |  |                          |  |
|                         |        |              ----        |  |  |                        |  |  |                          |  |
|                         |        |NRS-100%      $500        |  |  |                        |  |  |CC-100%                   |  |
---------------------------        ----------------------------  |  --------------------------  |  ----------------------------  |
                                                                 |                              |                                |
                                   ----------------------------  |  --------------------------  |  ----------------------------  |
                                   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |    PORTLAND INVESTMENT   |  |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |     SOLUTIONS, INC.    |  |  |       SERVICES, INC.     |  |
                                   |                          |  |  |        OF TEXAS        |  |  |                          |  |
                                   |Common Stock: 1,000       |-- ==|                        |  |  |Common Stock: 1,000       |--|--
                                   |------------- Shares      |     |                        |  |  |------------- Shares      |  |
                                   |              Cost        |     |                        |  |  |              Cost        |  |
                                   |              ----        |     |                        |  |  |              ----        |  |
                                   |NRS-100%      $1,000      |     |                        |  |  |Morley-100%   $25,000     |  |
                                   ----------------------------     --------------------------  |  ----------------------------  |
                                                                                                |                                |
                                                                  ----------------------------  |  ----------------------------  |
                                                                  | VILLANOVA CAPITAL GLOBAL |  |  |         MORLEY &         |  |
                                                                  |TECH. LONG/SHORT FUND, LLC|  |  |     ASSOCIATES, INC.     |  |
                                                                  |                          |  |  |                          |  |
                                                                  |UNITS:                    |---  |Common Stock: 3,500       |--|
                                                                  |                          |        ----------- Shares      |
                                                                  |                          |     |              Cost        |
                                                                  |VSA-25%                   |     |              ----        |
                                                                  |FIRE-75%                  |     |Morley-100%   $1,000      |
                                                                  ----------------------------     ----------------------------



                                                                                                                            (Right)
















------------------------|------------------------------|------------------|-------------------|
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
         ---------------|--------------   -------------|----------------- |      -------------|--------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        | |      |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      | |      |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             | |      |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    | |  |---|Common Stock:  100 Shares |
         |------------                | | |------------                 | |  |   |------------              |
         |               Cost         | | |               Cost          | |  |   |               Cost       |
         |               ----         | | |               ----          | |  |   |               ----       |
         |NW Corp.-100%  $606,434,210 | | |NW Corp.-100%  $25,683,532   | |  |   |                          |
         |                            | | |------------------------------ |  |   |NW Corp.-100%  $19,103,732|
         |(See Page 3)                |   |                               |  |   ----------------------------
         ------------------------------ | |------------------------------ |  |   ----------------------------
         ------------------------------ | |  MEDPROSOLUTIONS, INC.      | |  |   |    NATIONWIDE MANAGEMENT |
         |     EAGLE ACQUISITION      | | |                             | |  |   |        SYSTEMS, INC.     |
         |       CORPORATION          | | |               Cost          | |  |   |                          |
         |NFS-100%                    | | |               ----          | |  |---|Common Stock:  100 Shares |
         ------------------------------ | |Gates-100%     $6,700,000    | |  |   |-------------             |
         ------------------------------ | |                             | |  |   |               Cost       |
         |    VILLANOVA MUTUAL FUND   | | |                             | |  |   |               ----       |
         |     CAPITAL TRUST (VMF)    | | ------------------------------- |  |   |NHP Inc.-100%  $25,149    |
----|----|                            | |                                 |  |   ----------------------------
    |    |                            | | |------------------------------ |  |   ----------------------------
    |    |                            | | |     GATES MCDONALD &        | |  |   |         NATIONWIDE       |
    |    |                            | | | COMPANY OF NEW YORK, INC.   | |  |   |        AGENCY, INC.      |
    |    |                            | --|                             | |  |   |                          |
    |    |                            | | |Common Stock:  3 Shares      | |  |---|Common Stock:  100 Shares |
    |    |   DELAWARE BUSINESS TRUST  | | |------------                 | |      |------------              |
    |    ------------------------------ | |               Cost          | |      |               Cost       |
    |                                   | |               ----          | |      |               ----       |
    |    ------------------------------ | |Gates-100%     $106,947      | |      |NHP Inc.-99%   $116,077   |
    |    |        NORTHPOINTE         | | ------------------------------- |      ----------------------------
    |    |        CAPITAL LLC         | |                                 |
    |    |                            | | ------------------------------- |      ----------------------------
    |....|                            | | |      GATES MCDONALD &       | |      |   MRM INVESTMENTS, INC.  |
         |                            | | |     COMPANY OF NEVADA       | |      |                          |
         |                            | --|                             | |----- |                          |
         |                            | | |Common Stock:  40 Shares     |        |                          |
         |VILLANOVA CAPITAL, INC.-65% | | |------------                 |        |                          |
         ------------------------------ | |               Cost          |        |CORP.-100%                |
                                        | |               ----          |        ----------------------------
         ------------------------------ | |Gates-100%     $93,750       |
         |     EXCALIBER FUNDING      | | -------------------------------
         |        CORPORATION         | |
---------|Common Stock: 1,000 Shares  | | -------------------------------
         |-------------               | | |       GATES MCDONALD        |
         |              Cost          | | |      HEALTH PLUS, INC.      |
         |              ----          | --|                             |
         |Morley-100%   $1,000        | | |Common Stock:  200 Shares    |
         ------------------------------ | |------------                 |
                                        | |               Cost          |
         ------------------------------ | |               ----          |
         |      CALIBER FUNDING       | | |Gates-100%     $2,000,000    |
         |        CORPORATION         | | -------------------------------
         |                            | |
---------|                            | | -------------------------------
         |                            | | |NEVADA INDEPENDENT COMPANIES-|
         | Morley-100%                | | |MANUFACTURING TRANSPORTATION |
         |                            | | |       AND DISTRIBUTION      |
         ------------------------------ --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |      NEVADA INDEPENDENT     |
                                        | |     COMPANIES-HEALTH AND    |
                                        --|           NONPROFIT         |
         ------------------------------ | |Common Stock:  1,000 Shares  |
         |      MORLEY RESEARCH       | | |------------                 |
         |      ASSOCIATES, LTD.      | | |                             |
---------|                            | | |Gates-100%                   |
         |Common Stock:  1,000 Shares | | -------------------------------
         |-------------               | |
         |               Cost         | | -------------------------------
         |               ----         | | |     NEVADA INDEPENDENT      |
         |Morley-100%    $1,000       | | |   COMPANIES-CONSTRUCTION    |
         ------------------------------ --|                             |
                                        | |Common Stock:  1,000 Shares  |
         ------------------------------ | |------------                 |
         |       MORLEY CAPITAL       | | |                             |
         |         MANAGEMENT         | | |Gates-100%                   |
         |                            | | -------------------------------
---------|Common Stock:  500 Shares   | |
         |-------------               | | -------------------------------
         |                Cost        | | |     NEVADA INDEPENDENT      |
         |                ----        | | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      -- Solid Line
         |Morley-100%     $5,000      | --|         ENTERTAINMENT       |       Contractual Association   -- Double Line
         ------------------------------   |                             |       Limited Liability Company -- Dotted Line
                                          |Common Stock:  1,000 Shares  |
         ------------------------------   |------------                 |
         |     UNION BOND & TRUST     |   |                             |
         |           COMPANY          |   |Gates-100%                   |       SEPTEMBER, 30, 2001
         |                            |   -------------------------------
---------|Common Stock:  2,000 Shares |
         |------------                |
         |               Cost         |                                                                             Page 2
         |               ----         |
         |Morley-100%    $50,000      |
         ------------------------------

                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |    VILLANOVA GLOBAL ASSET    |            |   NATIONWIDE GLOBAL HOLDINGS    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |   - HONG KONG, LIMITED          |       |          NETHERLANDS B.V.       |
      |          (VGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | VGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |   NATIONWIDE UK HOLDING      |  |    |    |      GARTMORE FUND MANAGERS     |   |   |     FENPLACE TWO LTD. (FKA)     |
      |       COMPANY, LTD.          |  |    |    |       INTERNATIONAL LIMITED     |   |   |       NATWEST INVESTMENT        |
      |          (NUKHCL)            |  |    |    |              (GFMI)             |   |   |    MANAGEMENT LIMITED (FTL)     |
      |                              |  |    |----|                                 |   |   |                                 |
      |                              |  |    |    | GISL - 99.99%                   |   |   |                                 |
      | NUKAMHL - 100%               |  |    |    | GSL - .01%                      |   |   | GIM - 100%                      |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE SECRETARIES       |   |   |    GARTMORE SECURITIES LTD.     |
      |       HOLDINGS PLC           |  |    |    |          (JERSEY) LTD.          |   |   |               (GSL)             |
      |          (AMH)               |  |    |    |                                 |   |   |                                 |
      |                              |  |    |----| GFMI - 94%                      |   |---|                                 |
      |                              |  |         | GSL - 3%                        |       | GIM - 99.99%                    |
      | NUKHCL - 100%                |  |         | GIM - 3%                        |       | GNL - .01%                      |
      ----------------|---------------  |         -----------------------------------       -----------------------------------
                      |                 |
                      |                 |
                      |                 |
      ----------------|---------------  |
      |    GARTMORE INVESTMENT       |  |
      |       MANAGEMENT PLC         |  |
      |          (GIM)               |  |
      |                              |--|
      | AMH - 99.99%                 |
      | GNL - .01%                   |
      --------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | CASUALTY  12,992,922   $1,320,978,093 |
                                           | FIRE         649,510      116,847,783 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $606,434,210  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. ZO.O.      |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |
                |       |  GARTMORE INVESTMENT LTD.    |        |
                |       |           (GIL)              |        |
                |-------|                              |        |------
                |       | GIM - 50%                    |        |
                |       | GNL - 50%                    |        |
                |       ---------------|----------------        |
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    DAMIAN SECURITIES LTD.    |
                |       |          LIMITED             |        |       |                              |
                |       |                              |        |-------|                              |
                |       | GIL - 100%                   |        |       | GIM - 50%                    |
                |       |                              |        |       | GSL - 50%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE NOMINEES LTD.    |
                |       |     (GENERAL PARTNER)        |        |       |             (GNL)            |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GSL - 50%                    |        |       | GSL - .01%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |    GARTMORE PENSION FUND     |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GNL - 50%                    |        |       | GSL - 1%                     |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |       |       GIL NOMINEES LTD.      |
                |       |    (GENERAL PARTNER)         |        |       |                              |
                |-------|                              |        |-------|                              |
                        | GIM - 50%                    |                | GIM - 50%                    |
                        | GSL - 50%                    |                | GSL - 50%                    |
                        --------------------------------                --------------------------------

                                                                                                                      (Right side)































------------------|---------|-----------------|------------------------------------|
                  :         |                 :                                    |
   ---------------|-------- | ----------------|----------------   -----------------|---------------
   |   NATIONWIDE GLOBAL  | | |    NATIONWIDE TOWARZYSTWO     |   |   NATIONWIDE GLOBAL HOLDINGS, |
   |     FINANCE, LLC     | | |   UBEZPIECZEN NA ZYCIE SA     |   |    INC. - LUXEMBOURG BRANCH   |
   |                      | | |                               |   |            (BRANCH)           |
   | Single Member Limited| | | Common Stock: 1,952,000 Shares|   |                               |
   |    Liability Company | | | ------------                  |   |                               |
   |                      | | |                               |   |                               |
   | NGH - 100%           | | | NGH - 100%                    |   | Endowment Capital - $1,000,000|
   ------------------------ | ----------------|----------------   -----------------|---------------
                            |                 |                                    |
-|                          |                 |                                    |
 |                          |                 |                                    |
 |                          | ----------------|----------------   ---------------------------------
 |                          | |     NATIONWIDE FINANCIAL      |   |      NGH LUXEMBOURG S.A.      |
 |                          | |            SP. ZO.O.          |   |            (LUX SA)           |
 |                          | |                               |   |                               |
 |                          | |                               | |-|Common Stock:    5,894 Shares  |
 |                          | | Common Stock: 40,950 Shares   | | |------------                   |
 |                          | | ------------                  | | |                 Cost          |
 |                          | |                               | | |                 -----         |
 |                          | | NGH - 100%                    | | |BRANCH-99.98%      115,470,723 |
 |                          | |                               | | |                   EURO        |
 |                          | --------------------------------- | ---------------------------------
 |                          |                                   |
 |                          |                                   |
 |                          | --------------------------------- | ---------------------------------
 |                          | |        SIAM AR-NA-KHET        | | |         NGH UK, LTD.          |
 |                          | |      COMPANY LTD. (SIAM)      | | |                               |
 |                          |.|                               | |-|                               |
 |                            |                               | | |                               |
 |                            | NGH - 48.99%                  | | | LUX SA - 100%                 |
 |                            ----------------|---------------- | ---------------------------------
 |                                            :                 |
 |                                            :                 |
 | ------------------------   ----------------|---------------- | ---------------------------------  -------------------------------
 | |   GARTMORE CAPITAL   |   |         THAI PRASIT           | | |  NATIONWIDE GLOBAL HOLDINGS   |  |NATIONWIDE HOLDINGS SA (NHSA)|
 | |    MANAGEMENT LTD.   |   |    NATIONWIDE COMPANY LTD.    | | |  - NGH BRASIL PARTICIPACOSES  |  |                             |
 | |         (GCM)        |   |                               | | |      LTDA (NGH BRASIL)        |  |                             |
 |-|                      |   |                               | |-|                               |  |       Shares      Cost      |
   |                      |   |                               | | |         Shares     Cost       |--|       ------      ----      |
   |                      |   |                               | | |         ------     -----      |  |NGH                          |
   | GIM - 99.99%         |   | NGH - 24.3%                   | | | LUX SA  6,164,899  R6,164,889 |  |BRASIL 42,900,999 R42,900,999|
   | GSL - .01%           |   | SIAM - 37.7%                  | | | NGH     1          R1         |  |LUX SA 1          R1         |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
                  |                                             |                  |                                |
                  |                                             |                  |                                |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
   |   GARTMORE U.S. LT   |   |        PANEUROLIFE (PEL)      | | |   NATIONWIDE SEGURADORA S.A.  |  |  DINAMICA PARTICIPACOSES SA |
   |         (GUS)        |   |                               | | |                               |  |           (DPSA)            |
   |                      |   | Common Stock: 1,300,000 Shares| | |         Shares     Cost       |  |       Shares      Cost      |
   |                      |   | -------------   Cost          |-| |         ------     -----      |  |       ------      ----      |
   |                      |   |                 ----          |   | NGH                           |  |NHSA  132,522,386 R14,723,256|
   |                      |   | LUX SA - 100%   3,817,832,685 |   | BRASIL  9,999,999  R9,999,999 |  |NGH                          |
   | GCM - 100%           |   | LUF                           |   | LUX SA  1          R1         |  | BRASIL 1         R1,472     |
   ---------------|--------   -----------------|---------------   ---------------------------------  ---------------|---------------
                  |                            |                                                                    |
                  |                            |                                                                    |
   ---------------|--------   -----------------|---------------                                      ---------------|---------------
   |    GARTMORE GLOBAL   |   |           VERTBOIS, SA        |                                      |  NATIONWIDE MARITIMA VIDA e |
   |       PARTNERS       |   |                               |                                      |        PREVIDENCIA SA       |
   |                      |   |                               |                                      | Common Stock:   134,822,225 |
   |                      |   |                               |                                      | ------------    Shares      |
   | GUS - 50%            |   | PEL - 99.99%                  |                                      |                             |
   | GSL - 50%            |   | LUX SA - .01%                 |                                      |                 Cost        |
   ------------------------   ---------------------------------                                      |                 ----        |
                                                                                                     | DSPA - 86.4%    R14,128,512 |
                                                                                                     -------------------------------








                                                                                        Subsidiary Companies--
                                                                                        Contractual Association--
                                                                                        Limited Liability Company--

                                                                                        September 30, 2001                   Page 3

Item 27.  NUMBER OF CONTRACT OWNERS

          The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 12, 2001 was 272,705 and 85,130 respectively.

Item 28.  INDEMNIFICATION

          Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITER

          (a) (1) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, and Nationwide VLI Separate Account-4 all of which are separate investment accounts of Nationwide or its affiliates.

          (b)  (1)  NATIONWIDE INVESTMENT SERVICES CORPORATION
                             DIRECTORS AND OFFICERS

NAME AND BUSINESS ADDRESS               POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------               --------------------------------------
W.G. Jurgensen                          Chairman and Chief Executive Officer and
One Nationwide Plaza                                    Director
Columbus, OH 43215

Joseph J. Gasper                               Chairman of the Board and
One Nationwide Plaza                                    Director
Columbus, OH 43215

Richard A. Karas                               Vice Chairman and Director
One Nationwide Plaza
Columbus, OH 43215

Duane C. Meek                                          President
One Nationwide Plaza
Columbus, OH 43215

Philip C. Gath                                          Director
One Nationwide Plaza
Columbus, OH 43215

Susan A. Wolken                                         Director
One Nationwide Plaza
Columbus, OH 43215

Robert A. Oakley                               Executive Vice President -
One Nationwide Plaza                            Chief Financial Officer
Columbus, OH 43215

Robert J. Woodward, Jr.                        Executive Vice President -
One Nationwide Plaza                            Chief Investment Officer
Columbus, OH 43215

Mark R. Thresher                          Senior Vice President and Treasurer
One Nationwide Plaza
Columbus, OH 43215

Barbara J. Shane                          Vice President - Compliance Officer
Two Nationwide Plaza
Columbus, OH 43215

Alan A. Todryk                                 Vice President - Taxation
One Nationwide Plaza
Columbus, OH 43215

John F. Delaloye                                  Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

Glenn W. Soden
One Nationwide Plaza                     Associate Vice President and Secretary
Columbus, OH 43215

E. Gary Berndt                                      Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215

                   NATIONWIDE INVESTMENT SERVICES CORPORATION
                             DIRECTORS AND OFFICERS

NAME AND BUSINESS ADDRESS               POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------               --------------------------------------
Carol L. Dove                             Associate Vice President - Treasury
One Nationwide Plaza                       Services and Assistant Treasurer
Columbus, OH 43215

Terry C. Smetzer                                  Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215


          (c)  (1)

                        NET UNDERWRITING   COMPENSATION ON
NAME OF PRINCIPAL         DISCOUNTS AND     REDEMPTION OR    BROKERAGE
   UNDERWRITER             COMMISSIONS      ANNUITIZATION    COMMISSIONS   COMPENSATION
-----------------       ----------------   ---------------   -----------   ------------
Nationwide Investment
Services Corporation          N/A                N/A             N/A            N/A

Item 30.  LOCATION OF ACCOUNTS AND RECORDS
          John Davis
          Nationwide Life Insurance Company
          One Nationwide Plaza
          Columbus, OH  43215

Item 31.  MANAGEMENT SERVICES
          Not Applicable

Item 32.  UNDERTAKINGS
          The Registrant hereby undertakes to:

          (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

          (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

          The Registrant represents that any contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

          Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-II:


We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.

                                                                        KPMG LLP

Columbus, Ohio
April 26, 2001

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 36 and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 22nd day of January, 2002.

                                                NATIONWIDE VARIABLE ACCOUNT-II
                                                ------------------------------
                                                          (Registrant)

                                               NATIONWIDE LIFE INSURANCE COMPANY
                                               ---------------------------------
                                                           (Depositor)


                                               By /s/ STEVEN SAVINI
                                                  ------------------------------
                                                  Steven Savini, Esq.

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 22nd day of January, 2002.


          SIGNATURE                               TITLE
          ---------                               -----
LEWIS J. ALPHIN                                  Director
--------------------------------
Lewis J. Alphin

A. I. BELL                                       Director
--------------------------------
A. I. Bell

YVONNE M. CURL                                   Director
--------------------------------
Yvonne M. Curl

KENNETH D. DAVIS                                 Director
--------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                   Director
--------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                 Director
--------------------------------
Willard J. Engel

FRED C. FINNEY                                   Director
--------------------------------
Fred C. Finney

JOSEPH J. GASPER                       President and Chief Operating
--------------------------------           Officer and Director
Joseph J. Gasper

W.G. JURGENSEN                            Chief Executive Officer
--------------------------------                And Director
W.G. Jurgensen

DAVID O. MILLER                          Chairman of the Board and
--------------------------------                 Director
David O. Miller

RALPH M. PAIGE                                   Director
--------------------------------
Ralph M. Paige

JAMES F. PATTERSON                               Director
--------------------------------
James F. Patterson

ARDEN L. SHISLER                                 Director                            By /s/ STEVEN SAVINI
--------------------------------                                                ------------------------------
Arden L. Shisler                                                                         Steven Savini
                                                                                        Attorney-in-Fact
ROBERT L. STEWART                                Director
--------------------------------
Robert L. Stewart